Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2011	Apr. 30, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	JPMORGAN CHASE & CO
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 144,824,681,723
Entity Common Stock Shares Outstanding		3,973,684,787

Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Revenue
Investment banking fees	$ 1,793		$ 1,461
Principal transactions	4,745		4,548
Lending-and deposit-related fees	1,546		1,646
Asset management, administration and commissions	3,606		3,265
Securities gains	102	[1]	610	[1]
Mortgage fees and related income	(487)		658
Credit card income	1,437		1,361
Other income	574		412
Noninterest revenue	13,316		13,961
Interest income	15,447		16,845
Interest expense	3,542		3,135
Net interest income	11,905		13,710
Total net revenue	25,221		27,671
Provision for credit losses	1,169		7,010
Noninterest expense
Compensation expense	8,263		7,276
Occupancy expense	978		869
Technology, communications and equipment expense	1,200		1,137
Professional and outside services	1,735		1,575
Marketing	659		583
Other expense	2,943		4,441
Amortization of intangibles	217		243
Total noninterest expense	15,995		16,124
Income before income tax expense	8,057		4,537
Income tax expense	2,502		1,211
Net income	5,555		3,326
Net income applicable to common stockholders	$ 5,136		$ 2,974
Net income per common share data
Basic earnings per share	$ 1.29		$ 0.75
Diluted earnings per share	$ 1.28		$ 0.74
Weighted-average basic shares	3,981.6		3,970.5
Weighted-average diluted shares	4,014.1		3,994.7
Cash dividends declared per common share	$ 0.25		$ 0.05

[1]	The following other-than-temporary impairment losses are included in securities gains for the periods presented.

Consolidated Statements of Income (Unaudited) (Parenthetical) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Income [Abstract]
Total other-than-temporary impairment losses	$ (27)	$ (94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)
Total credit losses recognized in income	$ (30)	$ (100)

Consolidated Balance Sheets (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011		Dec. 31, 2010
Assets
Cash and due from banks	$ 23,469,000,000		$ 27,567,000,000
Deposits with banks	80,842,000,000		21,673,000,000
Federal funds sold and securities purchased under resale agreements (included $19,998 and $20,299 at fair value)	217,356,000,000		222,554,000,000
Securities borrowed (included $15,334 and $13,961 at fair value)	119,000,000,000		123,587,000,000
Trading assets (included assets pledged of $100,385 and $73,056)	501,148,000,000		489,892,000,000
Securities (included $334,784 and $316,318 at fair value and assets pledged of $93,668 and $86,891)	334,800,000,000		316,336,000,000
Loans (included $1,805 and $1,976 at fair value)	685,996,000,000		692,927,000,000
Allowance for loan losses	(29,750,000,000)		(32,266,000,000)
Loans, net of allowance for loan losses	656,246,000,000		660,661,000,000
Accrued interest and accounts receivable	79,236,000,000		70,147,000,000
Premises and equipment	13,422,000,000		13,355,000,000
Goodwill	48,856,000,000		48,854,000,000
Mortgage servicing rights	13,093,000,000		13,649,000,000
Other intangible assets	3,857,000,000		4,039,000,000
Other assets (included $19,610 and $18,201 at fair value and assets pledged of $1,603 and $1,485)	106,836,000,000		105,291,000,000
Total assets	2,198,161,000,000	[1]	2,117,605,000,000	[1]
Liabilities
Deposits (included $4,277 and $4,369 at fair value)	995,829,000,000		930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,214 and $4,060 at fair value)	285,444,000,000		276,644,000,000
Commercial paper	46,022,000,000		35,363,000,000
Other borrowed funds (included $10,616 and $9,931 at fair value)	36,704,000,000		34,325,000,000
Trading liabilities	141,393,000,000		146,166,000,000
Accounts payable and other liabilities (included the allowance for lending-related commitments of $688 and $717 and $146 and $236 at fair value)	171,638,000,000		170,330,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917,000,000		77,649,000,000
Long-term debt (included $37,915 and $38,839 at fair value)	269,616,000,000		270,653,000,000
Total liabilities	2,017,563,000,000	[1]	1,941,499,000,000	[1]
Commitments and contingencies (see Notes 21 and 23 of this Form 10-Q)
Stockholders' equity
Preferred stock ( $1 par value; authorized 200,000,000 shares: issued 780,000 shares)	7,800,000,000		7,800,000,000
Common stock ( $1 par value; authorized 9,000,000,000 shares; issued 4,104,933,895 shares)	4,105,000,000		4,105,000,000
Capital surplus	94,660,000,000		97,415,000,000
Retained earnings	78,342,000,000		73,998,000,000
Accumulated other comprehensive income/(loss)	712,000,000		1,001,000,000
Shares held in RSU Trust, at cost (1,191,389 and 1,192,712 shares	(53,000,000)		(53,000,000)
Treasury stock, at cost (118,308,413 and 194,639,785 shares)	(4,968,000,000)		(8,160,000,000)
Total stockholders' equity	180,598,000,000		176,106,000,000
Total liabilities and stockholders' equity	2,198,161,000,000		2,117,605,000,000
Limited program-wide credit enhancement	2,000,000,000		2,000,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Trading assets (included assets pledged of $100,385 and $73,056)	10,303,000,000		9,837,000,000
Loans (included $1,805 and $1,976 at fair value)	84,208,000,000		95,587,000,000
Other assets (included $19,610 and $18,201 at fair value and assets pledged of $1,603 and $1,485)	3,341,000,000		3,494,000,000
Total assets	97,852,000,000		108,918,000,000
Liabilities
Accounts payable and other liabilities (included the allowance for lending-related commitments of $688 and $717 and $146 and $236 at fair value)	1,747,000,000		1,922,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917,000,000		77,649,000,000
Total liabilities	$ 72,664,000,000		$ 79,571,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at March 31, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.

Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Millions, except Share data	Mar. 31, 2011	Dec. 31, 2010
Assets
Federal funds sold and securities purchased under resale agreements (included $19,998 and $20,299 at fair value)	$ 217,356	$ 222,554
Securities borrowed (included $15,334 and $13,961 at fair value)	119,000	123,587
Securities (included $334,784 and $316,318 at fair value and assets pledged of $93,668 and $86,891)	334,800	316,336
Loans (included $1,805 and $1,976 at fair value)	685,996	692,927
Accrued interest and accounts receivable	79,236	70,147
Other assets	106,836	105,291
Liabilities
Deposits (included $4,277 and $4,369 at fair value)	995,829	930,369
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,214 and $4,060 at fair value)	285,444	276,644
Other borrowed funds (included $10,616 and $9,931 at fair value)	36,704	34,325
Accounts payable and other liabilities at fair value	171,638	170,330
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917	77,649
Long-term debt, at fair value	269,616	270,653
Stockholders' equity
Preferred stock, par value (actual number)	$ 1	$ 1
Preferred stock, shares authorized (actual number)	200,000,000	200,000,000
Preferred stock, shares issued (actual number)	780,000	780,000
Common stock, par value (actual number)	$ 1	$ 1
Common stock, shares authorized (actual number)	9,000,000,000	9,000,000,000
Common stock, shares issued (actual number)	4,104,933,895	4,104,933,895
Shares held in RSU Trust, shares (actual number)	1,191,389	1,192,712
Treasury stock, shares (actual number)	118,308,413	194,639,785
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Loans (included $1,805 and $1,976 at fair value)	84,208	95,587
Other assets	3,341	3,494
Liabilities
Accounts payable and other liabilities at fair value	1,747	1,922
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917	77,649
Fair value [Member]
Assets
Federal funds sold and securities purchased under resale agreements (included $19,998 and $20,299 at fair value)	19,998	20,299
Securities borrowed (included $15,334 and $13,961 at fair value)	15,334	13,961
Loans (included $1,805 and $1,976 at fair value)	1,805	1,976
Accrued interest and accounts receivable	0	0
Other assets	19,610	18,201
Liabilities
Deposits (included $4,277 and $4,369 at fair value)	4,277	4,369
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,214 and $4,060 at fair value)	6,214	4,060
Other borrowed funds (included $10,616 and $9,931 at fair value)	10,616	9,931
Allowance for lending-related commitments	688	717
Accounts payable and other liabilities at fair value	146	236
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	1,276	1,495
Long-term debt, at fair value	37,915	38,839
Fair value [Member] | Trading assets [Member]
Assets
Securities (included $334,784 and $316,318 at fair value and assets pledged of $93,668 and $86,891)	334,784	316,318
Trading assets [Member]
Assets
Assets pledged	100,385	73,056
Securities [Member]
Assets
Assets pledged	93,668	86,891
Other assets [Member]
Assets
Assets pledged	$ 1,603	$ 1,485

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (USD $) In Millions	Total	Shares held in RSU Trust, at cost	Common stock	Capital surplus	Retained earnings	Accumulated other comprehensive income/(loss)	Treasury stock, at cost	Preferred stock
Beginning balance at Dec. 31, 2009		$ (68)	$ 4,105	$ 97,982	$ 62,481	$ (91)	$ (7,196)	$ 8,152
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				(471)
Other				(1,061)
Cumulative effect of change in accounting principle	(129)				(4,391)	(129)
Net income	3,326				3,326
Dividends declared:
Preferred stock					(162)
Common stock ( $0.25 and $0.05 per share)					(211)
Reissuance from treasury stock							1,474
Other comprehensive income/(loss)	981					981
Comprehensive income	4,307
Ending balance at Mar. 31, 2010	164,721	(68)	4,105	96,450	61,043	761	(5,722)	8,152
Beginning balance at Dec. 31, 2010		(53)	4,105	97,415	73,998	1,001	(8,160)	7,800
Shares issued and commitments to issue common stock for employee stock-based compensation awards, and related tax effects				(2,755)
Net income	5,555				5,555
Dividends declared:
Preferred stock					(157)
Common stock ( $0.25 and $0.05 per share)					(1,054)
Purchase of treasury stock							(95)
Reissuance from treasury stock							3,287
Other comprehensive income/(loss)	(289)					(289)
Comprehensive income	5,266
Ending balance at Mar. 31, 2011	$ 180,598	$ (53)	$ 4,105	$ 94,660	$ 78,342	$ 712	$ (4,968)	$ 7,800

Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (Parenthetical) (Retained earnings, USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Retained earnings
Dividends declared:
Common stock, dividends, per share	$ 0.25	$ 0.05

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Operating activities
Net income	$ 5,555	$ 3,326
Adjustments to reconcile net income to net cash (used in)/provided by operating activities
Provision for credit losses	1,169	7,010
Depreciation and amortization	1,057	961
Amortization of intangibles	217	243
Deferred tax benefit	(214)	(40)
Investment securities gains	(102)	(610)
Stock-based compensation	830	941
Originations and purchases of loans held-for-sale	(22,920)	(6,503)
Proceeds from sales, securitizations and paydowns of loans held-for-sale	21,773	7,806
Net change in trading assets	(5,451)	(5,979)
Net change in securities borrowed	4,596	(7,099)
Net change in accrued interest and accounts receivable	(9,051)	16,645
Net change in other assets	3,673	(4,746)
Net change in trading liabilities	(13,879)	15,027
Net change in accounts payable and other liabilities	2,396	(8,237)
Other operating adjustments	4,372	(1,351)
Net cash (used in)/provided by operating activities	(5,979)	17,394
Investing activities
Net change in deposits with banks	(59,164)	4,282
Net change in federal funds sold and securities purchased under resale agreements	5,080	(34,703)
Held-to-maturity securities:
Proceeds	2	2
Available-for-sale securities:
Proceeds from maturities	20,591	37,323
Proceeds from sales	4,373	20,945
Purchases	(39,679)	(57,647)
Proceeds from sales and securitizations of loans held-for-investment	1,403	1,428
Other changes in loans, net	1,731	13,997
Net cash used in business acquisitions or dispositions	(15)	(4)
All other investing activities, net	(132)	515
Net cash used in investing activities	(65,810)	(13,862)
Financing activities
Deposits	56,230	(19,927)
Federal funds purchased and securities loaned or sold under repurchase agreeme	8,835	33,749
Commercial paper and other borrowed funds	13,294	9,102
Beneficial interests issued by consolidated variable interest entities	223	(2,427)
Proceeds from long-term borrowings and trust preferred capital debt securities	17,056	12,352
Payments of long-term borrowings and trust preferred capital debt securities	(27,250)	(30,121)
Excess tax benefits related to stock-based compensation	765	12
Treasury stock purchased	(95)
Dividends paid	(246)	(253)
All other financing activities, net	(1,484)	(464)
Net cash provided by financing activities	67,328	2,023
Effect of exchange rate changes on cash and due from banks	363	(339)
Net (decrease)/increase in cash and due from banks	(4,098)	5,216
Cash and due from banks at the beginning of the period	27,567	26,206
Cash and due from banks at the end of the period	23,469	31,422
Cash interest paid	3,618	2,850
Cash income taxes paid, net	$ 716	$ 2,228

Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (USD $) In Billions	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Noncash assets related to the consolidation of VIEs	$ 87.7
Noncash liabilities related to the consolidation of VIEs	$ 92.2

Basis of Presentation	3 Months Ended
Mar. 31, 2011
Basis of Presentation [Abstract]
BASIS OF PRESENTATION
NOTE 1 — BASIS OF PRESENTATION
JPMorgan Chase & Co. (“JPMorgan Chase” or the “Firm”), a financial holding company incorporated under Delaware law in 1968, is a leading global financial services firm and one of the largest banking institutions in the United States of America (“U.S.”), with operations in more than 60 countries. The Firm is a leader in investment banking, financial services for consumers and small business, commercial banking, financial transaction processing, asset management and private equity. For a discussion of the Firm’s business-segment information, see Note 24 on pages 169–171 of this Form 10-Q.
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the U.S. (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.
The unaudited consolidated financial statements prepared in conformity with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expense, and the disclosures of contingent assets and liabilities. Actual results could be different from these estimates. In the opinion of management, all normal, recurring adjustments have been included for a fair statement of this interim financial information.
These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements, and related notes thereto, included in JPMorgan Chase’s Annual Report on Form 10-K for the year ended December 31, 2010, as filed with the U.S. Securities and Exchange Commission (“SEC”), as retrospectively revised by the Current Report on Form 8-K filed with the SEC on November 4, 2011.
References to the “2010 Annual Report” or “2010 Form 10-K” in this 8-K are to the Firm’s 2010 Form 10-K, as retrospectively revised by the Form 8-K filed on November 4, 2011.
Certain amounts in prior periods have been reclassified to conform to the current presentation.

Business Changes and Developments	3 Months Ended
Mar. 31, 2011
Business Changes and Developments [Abstract]
BUSINESS CHANGES AND DEVELOPMENTS
NOTE 2 — BUSINESS CHANGES AND DEVELOPMENTS
Increase in common stock dividend
On March 18, 2011, the Board of Directors raised the Firm’s quarterly common stock dividend from  $0.05 to  $0.25 per share, effective with the dividend paid on April 30, 2011, to shareholders of record on April 6, 2011.
Stock repurchases
On March 18, 2011, the Board of Directors approved a stock repurchase program that authorizes the repurchase of up to  $15.0 billion of the Firm’s common stock, which supersedes a  $10.0 billion repurchase program approved in 2007. The  $15.0 billion authorization includes shares to be repurchased to offset issuances under the Firm’s employee stock-based incentive plans. The actual number of shares repurchased is subject to various factors, including market conditions, the Firm’s capital position, internal capital generation, and investment opportunities. The repurchase program does not include specific price targets or timetables, may be executed through open market purchases or privately negotiated transactions, or utilizing Rule 10b5-1 programs, and may be suspended at any time.
For additional information on repurchases see Item 2, Unregistered Sales of Equity Securities and Use of Proceeds, on pages 181–182 of this Form 10-Q.

Fair Value Measurement	3 Months Ended
Mar. 31, 2011
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
NOTE 3 — FAIR VALUE MEASUREMENT
For a further discussion of the Firm’s valuation methodologies for assets, liabilities and lending-related commitments measured at fair value and the fair value hierarchy, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
During the first three months of 2011, no changes were made to the Firm’s valuation models that had, or were expected to have, a material impact on the Firm’s Consolidated Balance Sheets or results of operations.
The following table presents the assets and liabilities measured at fair value as of March 31, 2011, and December 31, 2010, by major product category and fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
				Netting	Total
March 31, 2011 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$19,998	$—	$—	$19,998
Securities borrowed	—	15,334	—	—	15,334

Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	27,862	9,422	191	—	37,475
Residential — nonagency	—	2,650	782	—	3,432
Commercial — nonagency	—	938	1,885	—	2,823

Total mortgage-backed securities	27,862	13,010	2,858	—	43,730
U.S. Treasury and government agencies(a)	19,282	8,829	—	—	28,111
Obligations of U.S. states and municipalities	1	11,418	1,971	—	13,390
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,748	—	—	3,748
Non—U.S. government debt securities	30,359	47,780	640	—	78,779
Corporate debt securities	—	47,708	5,623	—	53,331
Loans(b)	—	21,759	12,490	—	34,249
Asset-backed securities	—	3,434	8,356	—	11,790

Total debt instruments	77,504	157,686	31,938	—	267,128
Equity securities	127,889	3,150	1,367	—	132,406
Physical commodities(c)	16,801	2,664	—	—	19,465
Other	2	3,157	246	—	3,405

Total debt and equity instruments(d)	222,196	166,657	33,551	—	422,404
Derivative receivables:
Interest rate	890	931,980	4,997	(906,685)	31,182
Credit(e)	—	106,368	15,605	(113,947)	8,026
Foreign exchange	1,331	155,845	4,126	(142,969)	18,333
Equity	58	42,520	5,823	(40,043)	8,358
Commodity	759	67,030	3,174	(58,118)	12,845

Total derivative receivables(f)	3,038	1,303,743	33,725	(1,261,762)	78,744

Total trading assets	225,234	1,470,400	67,276	(1,261,762)	501,148

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	103,692	18,162	—	—	121,854
Residential — nonagency	—	55,234	5	—	55,239
Commercial — nonagency	—	4,735	248	—	4,983

Total mortgage-backed securities	103,692	78,131	253	—	182,076
U.S. Treasury and government agencies(a)	565	6,490	—	—	7,055
Obligations of U.S. states and municipalities	27	11,155	256	—	11,438
Certificates of deposit	—	3,489	—	—	3,489
Non—U.S. government debt securities	18,386	14,864	—	—	33,250
Corporate debt securities	1	63,539	—	—	63,540
Asset-backed securities:
Credit card receivables	—	6,416	—	—	6,416
Collateralized loan obligations	—	127	14,741	—	14,868
Other	—	9,132	275	—	9,407
Equity securities	3,193	52	—	—	3,245

Total available-for-sale securities	125,864	193,395	15,525	—	334,784

Loans	—	434	1,371	—	1,805
Mortgage servicing rights	—	—	13,093	—	13,093

Other assets:
Private equity investments(g)	137	594	8,853	—	9,584
All other	5,334	132	4,560	—	10,026

Total other assets	5,471	726	13,413	—	19,610

Total assets measured at fair value on a recurring basis(h)	$356,569	$1,700,287	$110,678	$(1,261,762)	$905,772

	Fair value hierarchy
				Netting	Total
March 31, 2011 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Deposits	$—	$3,656	$621	$—	$4,277
Federal funds purchased and securities loaned or sold under repurchase agreements	—	6,214	—	—	6,214
Other borrowed funds	—	9,143	1,473	—	10,616

Trading liabilities:
Debt and equity instruments(d)	61,666	18,192	173	—	80,031
Derivative payables:
Interest rate	924	895,092	2,527	(884,016)	14,527
Credit(e)	—	107,089	11,232	(112,775)	5,546
Foreign exchange	1,412	154,407	4,124	(141,393)	18,550
Equity	74	39,320	7,969	(35,910)	11,453
Commodity	759	64,276	4,039	(57,788)	11,286

Total derivative payables(f)	3,169	1,260,184	29,891	(1,231,882)	61,362

Total trading liabilities	64,835	1,278,376	30,064	(1,231,882)	141,393

Accounts payable and other liabilities	—	—	146	—	146
Beneficial interests issued by consolidated VIEs	—	688	588	—	1,276
Long-term debt	—	24,888	13,027	—	37,915

Total liabilities measured at fair value on a recurring basis	$64,835	$1,322,965	$45,919	$(1,231,882)	$201,837

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential — nonagency	—	2,807	687	—	3,494
Commercial — nonagency	—	1,093	2,069	—	3,162

Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	697	—	70,306
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	7,965	—	10,708

Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	2,275	253	—	2,528

Total debt and equity instruments(d)	223,530	152,004	33,877	—	409,411

Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit(e)	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,041	5,562	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139

Total derivative receivables(f)	4,753	1,489,340	35,319	(1,448,931)	80,481

Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential — nonagency	—	48,969	5	—	48,974
Commercial — nonagency	—	5,403	251	—	5,654

Total mortgage-backed securities	104,736	69,862	256	—	174,854
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	1	61,793	—	—	61,794
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051

Total available-for-sale securities	120,401	181,630	14,287	—	316,318

Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(g)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464

Total other assets	5,142	1,018	12,041	—	18,201

Total assets measured at fair value on a recurring basis(h)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Deposits	$—	$3,736	$633	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,959	972	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit(e)	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229

Total derivative payables(f)	4,481	1,450,343	30,285	(1,415,890)	69,219

Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166

Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839

Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,940	$46,097	$(1,415,890)	$205,096

(a)	At March 31, 2011, and December 31, 2010, included total U.S. government-sponsored enterprise obligations of $126.3 billion and $137.3 billion respectively, which were predominantly mortgage-related.

(b)	At March 31, 2011, and December 31, 2010, included within trading loans were $18.9 billion and $22.7 billion, respectively, of residential first-lien mortgages and $2.5 billion and $2.6 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of $10.2 billion and $13.1 billion, respectively, and reverse mortgages of $3.9 billion and $4.0 billion, respectively.

(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.

(d)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures numbers (“CUSIPs”).

(e)	The level 3 amounts for derivative receivables and derivative payables related to credit primarily include structured credit derivative instruments. For further information on the classification of instruments within the valuation hierarchy, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.

(f)	As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and payable balances would be $12.1 billion and $12.7 billion at March 31, 2011, and December 31, 2010, respectively; this is exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.

(g)	Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled $10.1 billion and $10.0 billion at March 31, 2011, and December 31, 2010, respectively.

(h)	At March 31, 2011, and December 31, 2010, balances included investments valued at net asset values of $12.5 billion and $12.1 billion, respectively, of which $6.2 billion and $5.9 billion, respectively, were classified in level 1, $1.9 billion and $2.0 billion, respectively, in level 2 and $4.4 billion and $4.2 billion, respectively, in level 3.

(i)	For the three months ended March 31, 2011 and 2010, the transfers between levels 1, 2 and 3, were not significant.
Changes in level 3 recurring fair value measurements
The following tables include a rollforward of the balance sheet amounts (including changes in fair value) for financial instruments classified by the Firm within level 3 of the fair value hierarchy for the three months ended March 31, 2011 and 2010. When a determination is made to classify a financial instrument within level 3, the determination is based on the significance of the unobservable parameters to the overall fair value measurement. However, level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Firm risk-manages the observable components of level 3 financial instruments using securities and derivative positions that are classified within level 1 or 2 of the fair value hierarchy; as these level 1 and level 2 risk management instruments are not included below, the gains or losses in the following tables do not reflect the effect of the Firm’s risk management activities related to such level 3 instruments.

	Fair value measurements using significant unobservable inputs
										Change in unrealized
		Total						Transfers		gains/(losses)
Three months ended	Fair value	realized/						into and/or	Fair value at	related to financial
March 31, 2011	at January 1,	unrealized						out of	March 31,	instruments held
(in millions)	2011	gains/(losses)		Purchases(g)	Sales	Issuances	Settlements	level 3(e)	2011	at March 31, 2011

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$174	$17		$21	$(21)	$—	$—	$—	$191	$(1)
Residential — nonagency	687	71		259	(168)	—	(67)	—	782	27
Commercial — nonagency	2,069	16		346	(482)	—	(64)	—	1,885	(22)

Total mortgage-backed securities	2,930	104		626	(671)	—	(131)	—	2,858	4
Obligations of U.S. states and municipalities	2,257	(14)		284	(555)	—	(1)	—	1,971	(14)
Non-U.S. government debt securities	697	49		130	(143)	—	(19)	(74)	640	50
Corporate debt securities	4,946	32		1,629	(1,075)	—	(6)	97	5,623	34
Loans	13,144	131		888	(1,024)	—	(729)	80	12,490	12
Asset-backed securities	7,965	354		1,118	(1,057)	—	(43)	19	8,356	245

Total debt instruments	31,939	656		4,675	(4,525)	—	(929)	122	31,938	331
Equity securities	1,685	70		37	(74)	—	(330)	(21)	1,367	83
Other	253	20		5	(1)	—	(31)	—	246	20

Total debt and equity instruments	33,877	746	(a)	4,717	(4,600)	—	(1,290)	101	33,551	434	(a)

Net derivative receivables:
Interest rate	2,836	519		128	(83)	—	(915)	(15)	2,470	184
Credit	5,386	(853)		1	—	—	(146)	(15)	4,373	(1,068)
Foreign exchange	(614)	61		25	—	—	482	48	2	69
Equity	(1,769)	194		95	(330)	—	(424)	88	(2,146)	69
Commodity	(805)	595		86	(67)	—	(424)	(250)	(865)	209

Total net derivative receivables	5,034	516	(a)	335	(480)	—	(1,427)	(144)	3,834	(537)	(a)

Available-for-sale securities:
Asset-backed securities	13,775	478		1,109	(4)	—	(342)	—	15,016	475
Other	512	9		—	(3)	—	(9)	—	509	7

Total available-for-sale securities	14,287	487	(b)	1,109	(7)	—	(351)	—	15,525	482	(b)

Loans	1,466	120	(a)	84	—	—	(283)	(16)	1,371	108	(a)
Mortgage servicing rights	13,649	(751)	(c)	758	—	—	(563)	—	13,093	(751)	(c)
Other assets:
Private equity investments	7,862	905	(a)	328	(139)	—	(103)	—	8,853	845	(a)
All other	4,179	60	(d)	409	(3)	—	(86)	1	4,560	60	(d)

	Fair value measurements using significant unobservable inputs
										Change in unrealized
		Total						Transfers		(gains)/losses
Three months ended	Fair value	realized/						into and/or	Fair value at	related to financial
March 31, 2011	at January 1,	unrealized						out of	March 31,	instruments held
(in millions)	2011	(gains)/losses		Purchases	Sales	Issuances	Settlements	level 3(e)	2011	at March 31, 2011

Liabilities(f):
Deposits	$633	$(4)	(a)	$—	$—	$59	$(66)	$(1)	$621	$(4)	(a)
Other borrowed funds	972	58	(a)	—	—	529	(88)	2	1,473	58	(a)
Trading liabilities:						—
Debt and equity instruments	54	—	(a)	—	119	—	—	—	173	—	(a)
Accounts payable and other liabilities	236	(37)	(d)	—	—	—	(53)	—	146	4	(d)
Beneficial interests issued by consolidated VIEs	873	(6)	(a)	—	—	11	(290)	—	588	(7)	(a)
Long-term debt	13,044	62	(a)	$—	$—	$653	$(971)	239	13,027	258	(a)

	Fair value measurements using significant unobservable inputs
							Change in unrealized
		Total		Purchases,	Transfers		gains/(losses) related
Three months ended	Fair value at	realized/		issuances,	into and/or	Fair value at	to financial
March 31, 2010	January 1,	unrealized		settlements,	out of	March 31,	instruments held
(in millions)	2010	gains/(losses)		net	level 3(e)	2010	at March 31, 2010

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$5		$(50)	$—	$215	$(10)
Residential — nonagency	1,115	16		(304)	14	841	(11)
Commercial — nonagency	1,770	36		(133)	—	1,673	(36)

Total mortgage-backed securities	3,145	57		(487)	14	2,729	(57)
Obligations of U.S. states and municipalities	1,971	(42)		(96)	142	1,975	(44)
Non-U.S. government debt securities	734	(47)		26	—	713	(46)
Corporate debt securities	5,241	(278)		(290)	274	4,947	14
Loans	13,218	(331)		2,986	(97)	15,776	(369)
Asset-backed securities	7,975	96		(69)	76	8,078	19

Total debt instruments	32,284	(545)		2,070	409	34,218	(483)
Equity securities	1,956	(20)		(232)	12	1,716	73
Other	926	21		(600)	78	425	19

Total debt and equity instruments	35,166	(544	)(a)	1,238	499	36,359	(391	)(a)

Net of derivative receivables:
Interest rate	2,040	420		(41)	45	2,464	213
Credit	10,350	(604)		(551)	(9)	9,186	(718)
Foreign exchange	1,082	(380)		(80)	(293)	329	(365)
Equity	(1,791)	263		(64)	301	(1,291)	247
Commodity	(329)	(411)		402	57	(281)	(508)

Total net derivative receivables	11,352	(712	)(a)	(334)	101	10,407	(1,131	)(a)

Available-for-sale securities:
Asset-backed securities	12,732	(66)		(95)	—	12,571	(70)
Other	461	(77)		(22)	1	363	15

Total available-for-sale securities	13,193	(143	)(b)	(117)	1	12,934	(55	)(b)

Loans	990	1	(a)	157	(8)	1,140	(18	)(a)
Mortgage servicing rights	15,531	(96	)(c)	96	—	15,531	(96	)(c)
Other assets:
Private equity investments	6,563	148	(a)	(61)	(265)	6,385	31	(a)
All other	9,521	(18	)(d)	(5,140)	(11)	4,352	(18	)(d)

	Fair value measurements using significant unobservable inputs
							Change in unrealized
		Total		Purchases,	Transfers		(gains)/losses
Three months ended	Fair value at	realized/		issuances,	into and/or	Fair value at	related to financial
March 31, 2010	January 1,	unrealized		settlements,	out of	March 31,	instruments held
(in millions)	2010	(gains)/losses		net	level 3(e)	2010	at March 31, 2010

Liabilities(f):
Deposits	$476	$(10	)(a)	$(1)	$(25)	$440	$(14	)(a)
Other borrowed funds	542	(52	)(a)	195	(233)	452	(73	)(a)
Trading liabilities:
Debt and equity instruments	10	2	(a)	(3)	23	32	2	(a)
Accounts payable and other liabilities	355	(23	)(d)	(4)	—	328	(20	)(d)
Beneficial interests issued by consolidated VIEs	625	(7	)(a)	1,199	—	1,817	(7	)(a)
Long-term debt	18,287	(403	)(a)	(668)	302	17,518	(402	)(a)

(a)	Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services (“RFS”) mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(b)	Realized gains and losses on available-for-sale (“AFS”) securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains and losses are reported in other comprehensive income (“OCI”). Realized gains and losses and foreign exchange remeasurement adjustments recorded in income on AFS securities were $330 million and $79 million for the three months ended March 31, 2011 and 2010, respectively. Unrealized gains and losses reported on AFS securities in OCI were $156 million and $65 million for the three months ended March 31, 2011 and 2010, respectively.

(c)	Changes in fair value for RFS mortgage servicing rights are reported in mortgage fees and related income.

(d)	Predominantly reported in other income.

(e)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

(f)	Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 23% and 22% at March 31, 2011, and December 31, 2010, respectively.

(g)	Loan originations are included in purchases.
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets, liabilities and unfunded lending-related commitments are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The following tables present the assets and liabilities carried on the Consolidated Balance Sheets by caption and level within the valuation hierarchy as of March 31, 2011, and December 31, 2010, for which a nonrecurring change in fair value has been recorded during the reporting period.

	Fair value hierarchy
March 31, 2011 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)	Total fair value

Loans retained(a)	$—	$1,418	$625	$2,043
Loans held-for-sale(b)	—	457	4,554	5,011

Total loans	—	1,875	5,179	7,054
Other real estate owned	—	58	251	309
Other assets	—	—	1	1

Total other assets	—	58	252	310

Total assets at fair value on a nonrecurring basis	$—	$1,933	$5,431	$7,364

Accounts payable and other liabilities(c)	$—	$36	$17	$53

Total liabilities at fair value on a nonrecurring basis	$—	$36	$17	$53

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	Total fair value

Loans retained(a)	$—	$5,484	$690	$6,174
Loans held-for-sale(b)	—	312	3,200	3,512

Total loans	—	5,796	3,890	9,686
Other real estate owned	—	78	311	389
Other assets	—	—	2	2

Total other assets	—	78	313	391

Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,203	$10,077

Accounts payable and other liabilities(c)	$—	$53	$18	$71

Total liabilities at fair value on a nonrecurring basis	$—	$53	$18	$71

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)	Predominantly includes credit card loans at March 31, 2011, and December 31, 2010. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(c)	Represents, at March 31, 2011, and December 31, 2010, fair value adjustments associated with $828 million and $517 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(d)	For the three months ended March 31, 2011 and 2010, the transfers between levels 1, 2 and 3 were not significant.
The method used to estimate the fair value of impaired collateral-dependent loans, and other loans where the carrying value is based on the fair value of the underlying collateral (e.g., residential mortgage loans charged off in accordance with regulatory guidance), depends on the type of collateral (e.g., securities, real estate, nonfinancial assets) underlying the loan. Fair value of the collateral is estimated based on quoted market prices, broker quotes or independent appraisals, or by using a discounted cash flow model. For further information, see Note 14 on pages 139–140 of this Form 10-Q.
Nonrecurring fair value changes
The following table presents the total change in value of assets and liabilities for which a fair value adjustment has been included in the Consolidated Statements of Income for the three-month periods ended March 31, 2011 and 2010, related to financial instruments held at those dates.

	Three months ended March 31,
(in millions)	2011	2010

Loans retained	$(690)	$(1,338)
Loans held-for-sale	5	44

Total loans	(685)	(1,294)

Other assets	(3)	4
Accounts payable and other liabilities	6	7

Total nonrecurring fair value gains/(losses)	$(682)	$(1,283)

Level 3 analysis
Level 3 assets at March 31, 2011, predominantly include derivative receivables, mortgage servicing rights (“MSRs”), collateralized loan obligations (“CLOs”) held within the AFS securities portfolio, trading loans, asset-backed trading securities and private equity investments.
•	Derivative receivables included $33.7 billion of interest rate, credit, foreign exchange, equity and commodity contracts classified within level 3 at March 31, 2011. Included within this balance was $9.8 billion of structured credit derivatives with corporate debt underlying. In assessing the Firm’s risk exposure to structured credit derivatives, the Firm believes consideration should also be given to derivative liabilities with similar, and therefore offsetting, risk profiles. At March 31, 2010, $5.1 billion of level 3 derivative liabilities had risk characteristics similar to those of the derivative receivable assets classified in level 3.

•	Mortgage servicing rights represent the fair value of future cash flows for performing specified mortgage servicing activities for others (predominantly with respect to residential mortgage loans). For a further description of the MSR asset, the interest rate risk management and valuation methodology used for MSRs, including valuation assumptions and sensitivities, see Note 17 on pages 260–263 of JPMorgan Chase’s 2010 Annual Report and Note 16 on pages 149–152 of this Form 10-Q.

•	CLOs totaling $14.7 billion were securities backed by corporate loans held in the Firm’s AFS securities portfolio. Substantially all of these securities are rated “AAA,” “AA” and “A” and had an average credit enhancement of 30%. Credit enhancement in CLOs is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held by the issuing vehicle are allocated to the various tranches of securities issued by the vehicle considering their relative seniority. For further discussion, see Note 11 on pages 116–120 of this Form 10-Q.

•	Trading loans totaling $12.5 billion included $6.5 billion of residential mortgage whole loans and commercial mortgage loans for which there is limited price transparency; and $3.9 billion of reverse mortgages for which the principal risk sensitivities are mortality risk and home prices. The fair value of the commercial and residential mortgage loans is estimated by projecting expected cash flows, considering relevant borrower-specific and market factors, and discounting those cash flows at a rate reflecting current market liquidity. Loans are partially hedged by level 2 instruments, including credit default swaps and interest rate derivatives, which are observable and liquid.
Consolidated Balance Sheets changes
Level 3 assets (including assets measured at fair value on a nonrecurring basis) were 5% of total Firm assets at March 31, 2011. The following describes significant changes to level 3 assets during the quarter.
For the three months ended March 31, 2011
Level 3 assets were  $116.1 billion at March 31, 2011, reflecting an increase of  $1.3 billion largely by:
•	$1.4 billion increase in nonrecurring loans held-for-sale, largely driven by an increase in credit card balances;

•	$1.3 billion increase in asset-backed AFS securities, predominantly driven by purchases of new issuance CLOs;

•	$1.0 billion increase in private equity, largely driven by net increases in investment valuations in the portfolio and incremental new investments; and

•	$1.6 billion decrease in derivative receivables, largely due to tightening of credit spreads and unwinds.
Gains and Losses
Included in the tables for the three months ended March 31, 2011
•	$905 million gain in private equity, largely driven by net increases in investment valuations in the portfolio.
Included in the tables for the three months ended March 31, 2010
•	$1.4 billion of net losses and $493 million of net gains on assets and liabilities, respectively, measured at fair value on a recurring basis, none of which were individually significant.
Credit adjustments
When determining the fair value of an instrument, it may be necessary to record a valuation adjustment to arrive at an exit price under U.S. GAAP. Valuation adjustments include, but are not limited to, amounts to reflect counterparty credit quality and the Firm’s own creditworthiness. The market’s view of the Firm’s credit quality is reflected in credit spreads observed in the credit default swap market. For a detailed discussion of the valuation adjustments the Firm considers, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
The following table provides the credit adjustments, excluding the effect of any hedging activity, reflected within the Consolidated Balance Sheets as of the dates indicated.

(in millions)	March 31, 2011	December 31, 2010

Derivative receivables balance	$78,744	$80,481
Derivatives CVA(a)	(3,827)	(4,362)
Derivative payables balance	61,362	69,219
Derivatives DVA	(813)	(882)
Structured notes balance(b)(c)	52,808	53,139
Structured notes DVA	(1,176)	(1,153)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by credit portfolio and other lines of business within the Investment Bank (“IB”).

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 105–106 of this Form 10-Q.
The following table provides the impact of credit adjustments on earnings in the respective periods, excluding the effect of any hedging activity.

	Three months ended March 31,
(in millions)	2011	2010

Credit adjustments:
Derivative CVA(a)	$535	$156
Derivative DVA	(69)	(106)
Structured note DVA(b)	23	108

(a)	Derivatives CVA, gross of hedges, includes results managed by credit portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 105–106 of this Form 10-Q.
Additional disclosures about the fair value of financial instruments (including financial instruments not carried at fair value)
The following table presents the carrying values and estimated fair values of financial assets and liabilities. For additional information regarding the financial instruments within the scope of this disclosure, and the methods and significant assumptions used to estimate their fair value, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the carrying values and estimated fair values of financial assets and liabilities.

	March 31, 2011			December 31, 2010
	Carrying	Estimated	Appreciation/	Carrying	Estimated	Appreciation/
(in billions)	value	fair value	(depreciation)	value	fair value	(depreciation)

Financial assets
Assets for which fair value approximates carrying value	$104.3	$104.3	$—	$49.2	$49.2	$—
Accrued interest and accounts receivable	79.2	79.2	—	70.1	70.1	—
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217.4	217.4	—	222.6	222.6	—
Securities borrowed (included $15.3 and $14.0 at fair value)	119.0	119.0	—	123.6	123.6	—
Trading assets	501.1	501.1	—	489.9	489.9	—
Securities (included $334.8 and $316.3 at fair value)	334.8	334.8	—	316.3	316.3	—
Loans (included $1.8 and $2.0 at fair value)(a)	656.2	658.8	2.6	660.7	663.5	2.8
Mortgage servicing rights at fair value	13.1	13.1	—	13.6	13.6	—
Other (included $19.6 and $18.2 at fair value)	66.8	67.1	0.3	64.9	65.0	0.1

Total financial assets	$2,091.9	$2,094.8	$2.9	$2,010.9	$2,013.8	$2.9

Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	$995.8	$996.8	$(1.0)	$930.4	$931.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285.4	285.4	—	276.6	276.6	—
Commercial paper	46.0	46.0	—	35.4	35.4	—
Other borrowed funds (included $10.6 and $9.9 at fair value)(b)	36.7	36.7	—	34.3	34.3	—
Trading liabilities	141.4	141.4	—	146.2	146.2	—
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	142.6	142.5	0.1	138.2	138.2	—
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70.9	71.2	(0.3)	77.6	77.9	(0.3)
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)(b)	269.6	270.8	(1.2)	270.7	271.9	(1.2)

Total financial liabilities	$1,988.4	$1,990.8	$(2.4)	$1,909.4	$1,912.0	$(2.6)

Net appreciation			$(0.5)			$0.3

(a)	Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and other key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. For certain loans, the fair value is measured based upon the value of the underlying collateral. The difference between the estimated fair value and carrying value of a financial asset or liability is the result of the different methodologies used to determine fair value as compared to carrying value. For example, credit losses are estimated for a financial asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see Note 3 pages 171–173 of JPMorgan Chase’s 2010 Annual Report.

(b)	Effective January 1, 2011, $23.0 billion of long-term advances from Federal Home Loan Banks (“FHLBs”) were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.
The majority of the Firm’s unfunded lending-related commitments are not carried at fair value on a recurring basis on the Consolidated Balance Sheets, nor are they actively traded. The carrying value and estimated fair value of the Firm’s wholesale lending–related commitments were as follows for the periods indicated.

	March 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
(in billions)	value(a)	fair value	value(a)	fair value

Wholesale lending—related commitments	$0.7	$1.0	$0.7	$0.9

(a)	Represents the allowance for wholesale unfunded lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset each recognized at fair value at the inception of guarantees.
The Firm does not estimate the fair value of consumer lending—related commitments. In many cases, the Firm can reduce or cancel these commitments by providing the borrower prior notice or, in some cases, without notice as permitted by law. For a further discussion of the valuation of lending-related commitments, see Note 3 on pages 171–173 of JPMorgan Chase’s 2010 Annual Report.
Trading assets and liabilities — average balances
Average trading assets and liabilities were as follows for the periods indicated.

	Three months ended March 31,
(in millions)	2011	2010

Trading assets — debt and equity instruments(a)	$417,463	$331,763
Trading assets — derivative receivables	85,437	78,683
Trading liabilities — debt and equity instruments(a)(b)	82,919	70,882
Trading liabilities — derivative payables	71,288	59,053

(a)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIPs.

(b)	Primarily represent securities sold, not yet purchased.

Fair Value Option	3 Months Ended
Mar. 31, 2011
Fair Value Option [Abstract]
FAIR VALUE OPTION
NOTE 4 — FAIR VALUE OPTION
For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those elections and the determination of instrument-specific credit risk, where relevant, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.
Changes in fair value under the fair value option election
The following table presents the changes in fair value included in the Consolidated Statements of Income for the three months ended March 31, 2011 and 2010, for items for which the fair value election was made. The profit and loss information presented below only includes the financial instruments that were elected to be measured at fair value; related risk management instruments, which are required to be measured at fair value, are not included in the table.

	Three months ended March 31,
	2011				2010
				Total changes				Total changes
	Principal	Other		in fair value	Principal	Other		in fair value
(in millions)	transactions	Income		recorded	transactions	income		recorded

Federal funds sold and securities purchased under resale agreements	$(118)	$—		$(118)	$19	$—		$19
Securities borrowed	9	—		9	12	—		12
Trading assets:
Debt and equity instruments, excluding loans	164	3	(c)	167	156	1	(c)	157
Loans reported as trading assets:
Changes in instrument-specific credit risk	480	—		480	409	(6	)(c)	403
Other changes in fair value	125	723	(c)	848	(384)	755	(c)	371
Loans:
Changes in instrument-specific credit risk	(6)	—		(6)	47	—		47
Other changes in fair value	143	—		143	(27)	—		(27)
Other assets	—	—		—	—	(53	)(d)	(53)
Deposits(a)	(17)	—		(17)	(189)	—		(189)
Federal funds purchased and securities loaned or sold under repurchase agreements	35	—		35	(9)	—		(9)
Other borrowed funds(a)	217	—		217	74	—		74
Trading liabilities	(3)	—		(3)	(3)	—		(3)
Beneficial interests issued by consolidated VIEs	(34)	—		(34)	46	—		46
Other liabilities	(3)	(2)	(d)	(5)	23	—		23
Long-term debt:
Changes in instrument-specific credit risk(a)	54	—		54	51	—		51
Other changes in fair value(b)	(24)	—		(24)	226	—		226

(a)	Total changes in instrument-specific credit risk related to structured notes were $23 million and $108 million for the three months ended March 31, 2011 and 2010, respectively. Those totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt.

(b)	Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need. The embedded derivative is the primary driver of risk. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.
Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2011, and December 31, 2010, for , long-term debt and long-term beneficial interests for which the fair value option has been elected.

	March 31, 2011			December 31, 2010
			Fair value			Fair value
			over/(under)			over/(under)
	Contractual		contractual	Contractual		contractual
	principal		principal	principal		principal
(in millions)	outstanding	Fair value	outstanding	outstanding	Fair value	outstanding

Loans
Performing 90 days or more past due
Loans reported as trading assets	$—	$—	$—	$—	$—	$—
Loans	—	—	—	—	—	—
Nonaccrual Loans
Loans reported as trading assets	5,632	1,509	(4,123)	5,246	1,239	(4,007)
Loans	892	60	(832)	927	132	(795)

Subtotal	6,524	1,569	(4,955)	6,173	1,371	(4,802)
All other performing loans
Loans reported as trading assets	38,107	32,740	(5,367)	39,490	33,641	(5,849)
Loans	2,246	1,275	(971)	2,496	1,434	(1,062)

Total loans	$46,877	$35,584	$(11,293)	$48,159	$36,446	$(11,713)

Long-term debt
Principal—protected debt	$19,820 (b)	$20,207	$387	$20,761 (b)	$21,315	$554
Nonprincipal—protected debt(a)	NA	17,708	NA	NA	17,524	NA

Total long-term debt	NA	37,915	NA	NA	$38,839	NA

Long-term beneficial interests
Principal—protected debt	$—	$—	$—	$49	$49	$—
Nonprincipal—protected debt(a)	NA	1,276	NA	NA	1,446	NA

Total long-term beneficial interests	NA	$1,276	NA	NA	$1,495	NA

(a)	Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.
At both March 31, 2011, and December 31, 2010, the contractual amount of letters of credit for which the fair value option elected was  $3.8 billion, with a corresponding fair value of  $6 million. For further information regarding off-balance sheet lending-related financial instruments, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report.

Derivative Instruments	3 Months Ended
Mar. 31, 2011
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 5 — DERIVATIVE INSTRUMENTS
For a further discussion of the Firm’s use and accounting policies regarding derivative instruments, see Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
Notional amount of derivative contracts
The following table summarizes the notional amount of derivative contracts outstanding as of March 31, 2011, and December 31, 2010.

	Notional amounts(b)
(in billions)	March 31, 2011	December 31, 2010

Interest rate contracts
Swaps	$45,632	$46,299
Futures and forwards	9,408	9,298
Written options	4,264	4,075
Purchased options	4,500	3,968

Total interest rate contracts	63,804	63,640

Credit derivatives(a)	5,845	5,472

Foreign exchange contracts
Cross-currency swaps	2,761	2,568
Spot, futures and forwards	4,698	3,893
Written options	709	674
Purchased options	695	649

Total foreign exchange contracts	8,863	7,784

Equity contracts
Swaps	126	116
Futures and forwards	41	49
Written options	493	430
Purchased options	442	377

Total equity contracts	1,102	972

Commodity contracts
Swaps	431	349
Spot, futures and forwards	213	170
Written options	288	264
Purchased options	286	254

Total commodity contracts	1,218	1,037

Total derivative notional amounts	$80,832	$78,905

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 112–113 of this Note.

(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.
While the notional amounts disclosed above give an indication of the volume of the Firm’s derivatives activity, the notional amounts significantly exceed, in the Firm’s view, the possible losses that could arise from such transactions. For most derivative transactions, the notional amount is not exchanged; it is used simply as a reference to calculate payments.
Impact of derivatives on the Consolidated Balance Sheets
The following tables summarize information on derivative fair values that are reflected on the Firm’s Consolidated Balance Sheets as of March 31, 2011, and December 31, 2010, by accounting designation (e.g., whether the derivatives were designated as hedges or not) and contract type.
Free-standing derivatives(a)

	Derivative receivables			Derivative payables
March 31, 2011	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$932,405	$5,462	$937,867	$897,665	$878	$898,543
Credit	121,973	—	121,973	118,321	—	118,321
Foreign exchange(b)	158,305	2,997	161,302	158,890	1,053	159,943
Equity	48,401	—	48,401	47,363	—	47,363
Commodity	70,850	113	70,963	66,896	2,178	69,074

Gross fair value of trading assets and liabilities	$1,331,934	$8,572	$1,340,506	$1,289,135	$4,109	$1,293,244
Netting adjustment(c)			(1,261,762)			(1,231,882)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$78,744			$61,362

	Derivative receivables			Derivative payables
December 31, 2010	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840	$1,090,444
Credit	129,729	—	129,729	125,061	—	125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059	164,730
Equity	43,633	—	43,633	46,399	—	46,399
Commodity	59,573	24	59,597	56,397	2,078 (d)	58,475

Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977	$1,485,109
Netting adjustment(c)			(1,448,931)			(1,415,890)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481			$69,219

(a)	Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 105–106 of this Form 10-Q and Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report for further information.

(b)	Excludes $20 million and $21 million of foreign currency-denominated debt designated as a net investment hedge at March 31, 2011, and December, 31, 2010, respectively.

(c)	U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)	Excludes $1.0 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010.
Derivative receivables and payables fair value
The following table summarizes the fair values of derivative receivables and payables, including those designated as hedges by contract type after netting adjustments as of March 31, 2011, and December 31, 2010.

	Trading assets-Derivative receivables		Trading liabilities-Derivative payables
(in millions)	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

Contract type
Interest rate	$31,182	$32,555	$14,527	$20,387
Credit	8,026	7,725	5,546	5,138
Foreign exchange	18,333	25,858	18,550	25,015
Equity	8,358	4,204	11,453	10,450
Commodity	12,845	10,139	11,286	8,229

Total	$78,744	$80,481	$61,362	$69,219

Impact of derivatives on the Consolidated Statements of Income
Fair value hedge gains and losses
The following tables present derivative instruments, by contract type, used in fair value hedge accounting relationships, as well as pretax gains/(losses) recorded on such derivatives and the related hedged items for the three months ended March 31, 2011 and 2010, respectively. The Firm includes gains/(losses) on the hedging derivative and the related hedged item in the same line item in the Consolidated Statements of Income.

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2011			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$(718)	$800	$82	$(9)	$91
Foreign exchange(b)	(3,206) (f)	3,124	(82)	—	(82)
Commodity(c)	(73)	433	360	(1)	361

Total	$(3,997)	$4,357	$360	$(10)	$370

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2010			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$632	$(498)	$134	$28	$106
Foreign exchange(b)	1,647 (f)	(1,657)	(10)	—	(10)
Commodity(c)	(455)	396	(59)	—	(59)

Total	$1,824	$(1,759)	$65	$28	$37

(a)	Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of certain commodities inventories. Gains and losses were recorded in principal transactions revenue.

(d)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(e)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income.

(f)	For the three months ended March 31, 2011 and 2010, included $(3.2) billion and $1.7 billion, respectively, of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments.
Cash flow hedge gains and losses
The following tables present derivative instruments, by contract type, used in cash flow hedge accounting relationships, and the pretax gains/(losses) recorded on such derivatives, for the three months ended March 31, 2011 and 2010, respectively. The Firm includes the gain/(loss) on the hedging derivative in the same line item as the offsetting change in cash flows on the hedged item in the Consolidated Statements of Income.

	Gains/(losses) recorded in income and other comprehensive income (“OCI”)/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2011 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$94	$3	$97	$(31)	$(125)
Foreign exchange(b)	22	—	22	18	(4)

Total	$116	$3	$119	$(13)	$(129)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2010 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$49	$3	$52	$251	$202
Foreign exchange(b)	(52)	—	(52)	(112)	(60)

Total	$(3)	$3	$—	$139	$142

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of non-U.S. dollar-denominated revenue and expense. The income statement classification of gains and losses follows the hedged item - primarily net interest income, compensation expense and other expense.

(c)	The Firm did not experience any forecasted transactions that failed to occur for the three months ended March 31, 2011 and 2010, respectively.

(d)	Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk.
Over the next 12 months, the Firm expects that  $159 million (after-tax) of net losses recorded in AOCI at March 31, 2011, related to cash flow hedges will be recognized in income. The maximum length of time over which forecasted transactions are hedged is 10 years, and such transactions primarily relate to core lending and borrowing activities.
Net investment hedge gains and losses
The following tables present hedging instruments, by contract type, that were used in net investment hedge accounting relationships, and the pretax gains/(losses) recorded on such instruments for the three months ended March 31, 2011 and 2010.

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
	Excluded components		Excluded components
Three months ended March 31,	recorded directly	Effective portion	recorded directly	Effective portion
(in millions)	in income(a)	recorded in OCI	in income(a)	recorded in OCI

Contract type
Foreign exchange derivatives	$(71)	$(390)	$(41)	$285
Foreign currency denominated debt	—	—	—	41

Total	$(71)	$(390)	$(41)	$326

(a)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during the three months ended March 31, 2011 and 2010.
Risk management derivatives gains and losses (not designated as hedging instruments)
The following table presents nontrading derivatives, by contract type, that were not designated in hedge relationships, and the pretax gains/(losses) recorded on such derivatives for the three months ended March 31, 2011 and 2010. These derivatives are risk management instruments used to mitigate or transform the market risk exposures arising from banking activities other than trading activities, which are discussed separately below.

Three months ended March 31,	Derivatives gains/(losses) recorded in income
(in millions)	2011	2010

Contract type
Interest rate(a)	$75	$140
Credit(b)	(58)	(119)
Foreign exchange(c)	(8)	(21)
Commodity(b)	—	(23)

Total	$9	$(23)

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.
Trading derivative gains and losses
The following table presents trading derivatives gains and losses, by contract type, that are recorded in principal transactions revenue in the Consolidated Statements of Income for the three months ended March 31, 2011 and 2010. The Firm has elected to present derivative gains and losses related to its trading activities together with the cash instruments with which they are risk managed.

Three months ended March 31,	Gains/(losses) recorded in principal transactions revenue
(in millions)	2011	2010

Type of instrument
Interest rate	$367	$107
Credit	1,209	2,125
Foreign exchange(a)	590	627
Equity	828	822
Commodity	163	413

Total	$3,157	$4,094

(a)	In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior period amounts have been revised to conform to the current presentation.
Credit risk, liquidity risk and credit-related contingent features
The aggregate fair value of net derivative payables that contain contingent collateral or termination features triggered upon a downgrade was  $16.3 billion at March 31, 2011, for which the Firm has posted collateral of  $11.4 billion in the normal course of business. At March 31, 2011, the impact of a single-notch and two-notch ratings downgrade to JPMorgan Chase & Co. and its subsidiaries, primarily JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank, N.A.”), would have required  $1.9 billion and  $3.2 billion, respectively, of additional collateral to be posted by the Firm. In addition, at March 31, 2011, the impact of single-notch and two-notch ratings downgrades to JPMorgan Chase & Co. and its subsidiaries, primarily JPMorgan Chase Bank, N.A., related to contracts with termination triggers would have required the Firm to settle trades with a fair value of  $382 million and  $1.1 billion, respectively.
The following tables show the carrying value of derivative receivables and payables after netting adjustments and collateral received as of March 31, 2011, and December 31, 2010.

	Derivative receivables		Derivative payables
	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010

Gross derivative fair value	$1,340,506	$1,529,412	$1,293,244	$1,485,109
Netting adjustment — offsetting receivables/payables	(1,197,097)	(1,376,969)	(1,197,097)	(1,376,969)
Netting adjustment — cash collateral received/paid	(64,665)	(71,962)	(34,785)	(38,921)

Carrying value on Consolidated Balance Sheets	$78,744	$80,481	$61,362	$69,219

In addition to the collateral amounts reflected in the tables above, at March 31, 2011, and December 31, 2010, the Firm had received liquid securities and other cash collateral in the amount of  $16.2 billion and  $16.5 billion, respectively, and had posted liquid securities and other cash collateral in the amount of  $10.2 billion and  $10.9 billion, respectively. The Firm also receives and delivers collateral at the initiation of derivative transactions, which is available as security against potential exposure that could arise should the fair value of the transactions move, respectively, in the Firm’s or client’s favor. Furthermore, the Firm and its counterparties hold collateral related to contracts that have a non-daily call frequency for collateral to be posted, and collateral that the Firm or a counterparty has agreed to return but has not yet settled as of the reporting date. At March 31, 2011, and December 31, 2010, the Firm had received  $20.5 billion and  $18.0 billion, respectively, and delivered  $7.6 billion and  $8.4 billion, respectively, of such additional collateral. These amounts were not netted against the derivative receivables and payables in the tables above, because, at an individual counterparty level, the collateral exceeded the fair value exposure at both March 31, 2011, and December 31, 2010.
Credit derivatives
For a more detailed discussion of credit derivatives, including a description of the different types used by the Firm, see Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
The following tables present a summary of the notional amounts of credit derivatives and credit-related notes the Firm sold and purchased as of March 31, 2011, and December 31, 2010. Upon a credit event, the Firm as a seller of protection would typically pay out only a percentage of the full notional amount of net protection sold, as the amount actually required to be paid on the contracts takes into account the recovery value of the reference obligation at the time of settlement. The Firm manages the credit risk on contracts to sell protection by purchasing protection with identical or similar underlying reference entities. Other purchased protection referenced in the following tables include credit derivatives bought on related, but not identical, reference positions (including indices, portfolio coverage and other reference points) as well as protection purchased through credit-related notes.
The Firm does not use notional amounts of credit derivatives as the primary measure of risk management for such derivatives, because the notional amount does not take into account the probability of the occurrence of a credit event, the recovery value of the reference obligation, or related cash instruments and economic hedges, each of which reduces, in the Firm’s view, the risks associated with such derivatives.
Total credit derivatives and credit-related notes

	Maximum payout/Notional amount
March 31, 2011		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,840,995)	$2,809,606	$(31,389)	$33,757
Other credit derivatives(a)	(104,406)	25,687	(78,719)	30,692

Total credit derivatives	(2,945,401)	2,835,293	(110,108)	64,449
Credit-related notes	(1,965)	—	(1,965)	3,701

Total	$(2,947,366)	$2,835,293	$(112,073)	$68,150

	Maximum payout/Notional amount
December 31, 2010		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234

Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes	(2,008)	—	(2,008)	3,327

Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

(a)	Primarily consists of total return swaps and credit default swap options.

(b)	Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(c)	Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(d)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.
The following tables summarize the notional and fair value amounts of credit derivatives and credit-related notes as of March 31, 2011, and December 31, 2010, where JPMorgan Chase is the seller of protection. The maturity profile is based on the remaining contractual maturity of the credit derivative contracts. The ratings profile is based on the rating of the reference entity on which the credit derivative contract is based. The ratings and maturity profile of protection purchased are comparable to the profile reflected below.
Protection sold — credit derivatives and credit-related notes ratings(a)/maturity profile

				Total
March 31, 2011 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(186,684)	$(1,224,970)	$(381,466)	$(1,793,120)	$(12,129)
Noninvestment-grade	(163,679)	(759,126)	(231,441)	(1,154,246)	(54,503)

Total	$(350,363)	$(1,984,096)	$(612,907)	$(2,947,366)	$(66,632)

				Total
December 31, 2010 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)

Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral held by the Firm.

Noninterest Revenue	3 Months Ended
Mar. 31, 2011
Noninterest Revenue [Abstract]
NONINTEREST REVENUE
NOTE 6 — NONINTEREST REVENUE
For a discussion of the components of and accounting policies for the Firm’s other noninterest revenue, see Note 7 on pages 199–200 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of investment banking fees.

	Three months ended March 31,
(in millions)	2011	2010

Underwriting:
Equity	$379	$413
Debt	982	751

Total underwriting	1,361	1,164
Advisory	432	297

Total investment banking fees	$1,793	$1,461

The following table presents principal transactions revenue.

	Three months ended March 31,
(in millions)	2011	2010

Trading revenue	$3,940	$4,386
Private equity gains/(losses)(a)	805	162

Principal transactions	$4,745	$4,548

(a)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.
The following table presents components of asset management, administration and commissions.

	Three months ended March 31,
(in millions)	2011	2010

Asset management:
Investment management fees	$1,494	$1,327
All other asset management fees	144	109

Total asset management fees	1,638	1,436
Total administration fees(a)	551	491
Commission and other fees:
Brokerage commissions	763	703
All other commissions and fees	654	635

Total commissions and fees	1,417	1,338

Total asset management, administration and commissions	$3,606	$3,265

(a)	Includes fees for custody, securities lending, funds services and securities clearance.

Interest Income and Interest Expense	3 Months Ended
Mar. 31, 2011
Interest Income and Interest Expense
INTEREST INCOME AND INTEREST EXPENSE
NOTE 7 — INTEREST INCOME AND INTEREST EXPENSE
For a description of JPMorgan Chase’s accounting policies regarding interest income and interest expense, see Note 8 on page 200 of JPMorgan Chase’s 2010 Annual Report.
Details of interest income and interest expense were as follows.

	Three months ended March 31,
(in millions)	2011	2010

Interest income
Loans	$9,507	$10,557
Securities	2,216	2,904
Trading assets	2,885	2,760
Federal funds sold and securities purchased under resale agreements	543	407
Securities borrowed	47	29
Deposits with banks	101	95
Other assets(a)	148	93

Total interest income	15,447	16,845

Interest expense
Interest-bearing deposits	922	844
Short-term and other liabilities(b)(c)	818	562
Long-term debt(c)	1,588	1,399
Beneficial interests issued by consolidated VIEs	214	330

Total interest expense	3,542	3,135

Net interest income	11,905	13,710
Provision for credit losses	1,169	7,010

Net interest income after provision for credit losses	$10,736	$6,700

(a)	Predominantly margin loans.

(b)	Includes brokerage customer payables.

(c)	Effective January 1, 2011, the long-term portion of advances from FHLBs was reclassified from other borrowed funds to long-term debt. The related interest expense for the prior-year period has also been reclassified to conform with the current presentation.

Pension and Other Postretirement Employee Benefit Plans	3 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Employee Benefit Plans [Abstract]
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
NOTE 8 — PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
For a discussion of JPMorgan Chase’s pension and other postretirement employee benefit (“OPEB”) plans, see Note 9 on pages 201–210 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of net periodic benefit cost reported in the Consolidated Statements of Income for the Firm’s U.S. and non-U.S. defined benefit pension, defined contribution and OPEB plans.

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended March 31, (in millions)	2011	2010	2011	2010	2011	2010

Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$7	$—	$—
Interest cost on benefit obligations	113	117	33	(14)	13	15
Expected return on plan assets	(198)	(186)	(36)	13	(22)	(24)
Amortization:
Net loss	41	56	12	14	—	—
Prior service cost/(credit)	(10)	(11)	—	—	(2)	(3)

Net periodic defined benefit cost	8	34	18	20	(11)	(12)
Other defined benefit pension plans(a)	7	4	4	4	NA	NA

Total defined benefit plans	15	38	22	24	(11)	(12)
Total defined contribution plans	78	63	78	65	NA	NA

Total pension and OPEB cost included in compensation expense	$93	$101	$100	$89	$(11)	$(12)

(a)	Includes various defined benefit pension plans which are individually immaterial.
The fair values of plan assets for the U.S. defined benefit pension and OPEB plans and for the material non-U.S. defined benefit pension plans were  $12.5 billion and  $2.8 billion, respectively, as of March 31, 2011, and  $12.2 billion and  $2.6 billion, respectively, as of December 31, 2010. See Note 20 on page 155 of this Form 10-Q for further information on unrecognized amounts (i.e., net loss and prior service costs/(credit)) reflected in AOCI for the three-month periods ended March 31, 2011 and 2010.
The amount of potential 2011 contributions to the U.S. qualified defined benefit pension plans, if any, is not determinable at this time. For the full year 2011, the cost of funding benefits under the Firm’s U.S. non-qualified defined benefit pension plans is expected to total  $42 million. The 2011 contributions to the non-U.S. defined benefit pension and OPEB plans are expected to be  $166 million and  $2 million, respectively.

Employee Stock Based Incentives	3 Months Ended
Mar. 31, 2011
Employee Stock-Based Incentives [Abstract]
EMPLOYEE STOCK-BASED INCENTIVES
NOTE 9 — EMPLOYEE STOCK-BASED INCENTIVES
For a discussion of the accounting policies and other information relating to employee stock-based incentives, see Note 10 on pages 210–212 of JPMorgan Chase’s 2010 Annual Report.
The Firm recognized the following noncash compensation expense related to its various employee stock-based incentive plans in its Consolidated Statements of Income.

	Three months ended March 31,
(in millions)	2011	2010

Cost of prior grants of restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) that are amortized over their applicable vesting periods	$561	$688
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	269	253

Total noncash compensation expense related to employee stock-based incentive plans	$830	$941

In the first quarter of 2011, in connection with its annual incentive grant, the Firm granted 55 million RSUs and 14 million SARs with weighted-average grant date fair values of  $44.31 per RSU and  $13.12 per SAR.

Noninterest Expense	3 Months Ended
Mar. 31, 2011
Noninterest expense [Abstract]
NONINTEREST EXPENSE
NOTE 10 — NONINTEREST EXPENSE
The following table presents the components of noninterest expense.

	Three months ended March 31,
(in millions)	2011	2010

Compensation expense	$8,263	$7,276
Noncompensation expense:
Occupancy expense	978	869
Technology, communications and equipment expense	1,200	1,137
Professional and outside services	1,735	1,575
Marketing	659	583
Other expense(a)(b)	2,943	4,441
Amortization of intangibles	217	243

Total noncompensation expense	7,732	8,848

Total noninterest expense	$15,995	$16,124

(a)	The three months ended March 31, 2011 and 2010, included litigation expense of $1.1 billion and $2.9 billion, respectively.

(b)	The three months ended March 31, 2011 and 2010, included foreclosed property expense of $210 million and $303 million, respectively.

Securities	3 Months Ended
Mar. 31, 2011
Securities [Abstract]
SECURITIES
NOTE 11 — SECURITIES
Securities are classified as AFS, held-to-maturity (“HTM”) or trading. For additional information regarding AFS and HTM securities, see Note 12 on pages 214–218 of JPMorgan Chase’s 2010 Annual Report. Trading securities are discussed in Note 3 on pages 94–105 of this Form 10-Q.
Securities gains and losses
The following table presents realized gains and losses and credit losses that were recognized in income from AFS securities.

	Three months ended March 31,
(in millions)	2011	2010

Realized gains	$152	$752
Realized losses	(20)	(42)

Net realized gains(a)	132	710
Credit losses included in securities gains(b)	(30)	(100)

Net securities gains	$102	$610

(a)	Proceeds from securities sold were within approximately 2% of amortized cost.

(b)	Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities for the three months ended March 31, 2011, and on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the three months ended March 31, 2010.
The amortized costs and estimated fair values of AFS and HTM securities were as follows for the dates indicated.

	March 31, 2011					December 31, 2010
		Gross	Gross				Gross	Gross
	Amortized	unrealized	unrealized		Fair	Amortized	unrealized	unrealized		Fair
(in millions)	cost	gains	losses		value	cost	gains	losses		value

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$119,503	$2,762	$411		$121,854	$117,364	$3,159	$297		$120,226
Residential:
Prime and Alt-A	2,360	75	173	(d)	2,262	2,173	81	250	(d)	2,004
Non-U.S.	52,946	372	341		52,977	47,089	290	409		46,970
Commercial	4,584	417	18		4,983	5,169	502	17		5,654

Total mortgage-backed securities	179,393	3,626	943		182,076	171,795	4,032	973		174,854
U.S. Treasury and government agencies(a)	7,002	88	35		7,055	11,258	118	28		11,348
Obligations of U.S. states and municipalities	11,688	164	414		11,438	11,732	165	338		11,559
Certificates of deposit	3,486	3	—		3,489	3,648	1	2		3,647
Non-U.S. government debt securities	33,194	164	108		33,250	20,614	191	28		20,777
Corporate debt securities(b)	63,455	446	361		63,540	61,718	495	419		61,794
Asset-backed securities:
Credit card receivables	6,085	331	—		6,416	7,278	335	5		7,608
Collateralized loan obligations	14,459	581	172		14,868	13,336	472	210		13,598
Other	9,286	135	14		9,407	8,968	130	16		9,082

Total available-for-sale debt securities	328,048	5,538	2,047	(d)	331,539	310,347	5,939	2,019	(d)	314,267
Available-for-sale equity securities	3,071	174	—		3,245	1,894	163	6		2,051

Total available-for-sale securities	$331,119	$5,712	$2,047	(d)	$334,784	$312,241	$6,102	$2,025	(d)	$316,318

Total held-to-maturity securities(c)	$16	$1	$—		$17	$18	$2	$—		$20

(a)	Includes total U.S. government-sponsored enterprise obligations with fair values of $91.7 billion and $94.2 billion at March 31, 2011, and December 31, 2010, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)	Includes a total of $106 million and $133 million (pretax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at March 31, 2011, and December 31, 2010, respectively. These unrealized losses are not credit-related and remain reported in accumulated other comprehensive income/(loss) (“AOCI”).
Securities impairment
The following tables present the fair value and gross unrealized losses for AFS securities by aging category at March 31, 2011, and December 31, 2010.

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
March 31, 2011 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$17,342	$408	$169	$3	$17,511	$411
Residential:
Prime and Alt-A	—	—	1,196	173	1,196	173
Non-U.S.	29,713	259	3,361	82	33,074	341
Commercial	499	18	—	—	499	18

Total mortgage-backed securities	47,554	685	4,726	258	52,280	943
U.S. Treasury and government agencies	715	35	—	—	715	35
Obligations of U.S. states and municipalities	7,198	406	18	8	7,216	414
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	11,506	108	—	—	11,506	108
Corporate debt securities	20,103	360	99	1	20,202	361
Asset-backed securities:
Credit card receivables	—	—	—	—	—	—
Collateralized loan obligations	824	5	5,610	167	6,434	172
Other	2,268	8	117	6	2,385	14

Total available-for-sale debt securities	90,168	1,607	10,570	440	100,738	2,047
Available-for-sale equity securities	—	—	—	—	—	—

Total securities with gross unrealized losses	$90,168	$1,607	$10,570	$440	$100,738	$2,047

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
December 31, 2010 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17

Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16

Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6

Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

Other-than-temporary impairment (“OTTI”)
The following table presents credit losses that are included in the securities gains and losses table above.

	Three months ended
	March 31,
(in millions)	2011	2010

Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$(27)	$(94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)

Credit losses recognized in income(b)	$(30)	$(100)

(a)	For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, represents additional declines in fair value subsequent to previously recorded OTTI, if applicable.

(b)	Represents the credit loss component of certain prime mortgage-backed securities and obligations of U.S. states and municipalities that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.
Changes in the credit loss component of credit-impaired debt securities
The following table presents a rollforward for the three months ended March 31, 2011 and 2010, of the credit loss component of OTTI losses that have been recognized in income, related to debt securities that the Firm does not intend to sell.

	Three months ended March 31,
(in millions)	2011	2010

Balance, beginning of period	$632	$578
Additions:
Newly credit-impaired securities	4	—
Increase in losses on previously credit-impaired securities	—	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	26	6
Reductions:
Sales of credit-impaired securities	—	(3)
Impact of new accounting guidance related to VIEs	—	(15)

Balance, end of period	$662	$660

Gross unrealized losses
Gross unrealized losses have generally increased since December 31, 2010. As of March 31, 2011, the Firm does not intend to sell the securities with a loss position in AOCI, and it is not likely that the Firm will be required to sell these securities before recovery of their amortized cost basis. Except for the securities reported in the table above for which credit losses have been recognized in income, the Firm believes that the securities with an unrealized loss in AOCI are not other-than-temporarily impaired as of March 31, 2011.
Following is a description of the Firm’s principal security investments with the most significant unrealized losses that have been existing for 12 months or more as of March 31, 2011, and the key assumptions used in the Firm’s estimate of the present value of the cash flows most likely to be collected from these investments.
Mortgage-backed securities — Prime and Alt-A nonagency
As of March 31, 2011, gross unrealized losses related to prime and Alt-A residential mortgage-backed securities issued by private issuers were  $173 million, all of which related to securities that have been in an unrealized loss position for 12 months or more. Approximately 57% of the total portfolio (by amortized cost) are currently rated below investment- grade; the Firm has recorded OTTI losses on 67% of the below investment-grade positions. In analyzing prime and Alt-A residential mortgage-backed securities for potential credit losses, the Firm utilizes a methodology that focuses on loan-level detail to estimate future cash flows, which are then allocated to the various tranches of the securities. The loan-level analysis primarily considers current home value, loan-to-value (“LTV”) ratio, loan type and geographical location of the underlying property to forecast prepayment, home price, default rate and loss severity. The forecasted weighted average underlying default rate on the positions was 24% and the related weighted average loss severity was 49%. Based on this analysis, an OTTI loss of  $30 million was recognized for the three months ended March 31, 2011, on certain securities related to higher default rate assumptions, partially offset by lower loss severities. Overall unrealized losses have decreased since December 31, 2010, as a result of the recovery in security prices due to increased demand for higher-yielding asset classes and a deceleration in the pace of home price declines due in part to the U.S. government programs to facilitate financing and to spur home purchases. The unrealized loss of  $173 million is considered temporary, based on management’s assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm’s investment. The credit enhancements associated with the below investment-grade and investment-grade positions are 9% and 43%, respectively.
Asset-backed securities — Collateralized loan obligations
As of March 31, 2011, gross unrealized losses related to CLOs were  $172 million, of which  $167 million related to securities that were in an unrealized loss position for 12 months or more. Overall losses have decreased since December 31, 2010, mainly as a result of lower default forecasts and spread tightening across various asset classes. Substantially all of these securities are rated “AAA,” “AA” and “A” and have an average credit enhancement of 30%. Credit enhancement in CLOs is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held in an issuing vehicle are allocated to the various tranches of securities issued by the vehicle considering their relative seniority. The key assumptions considered in analyzing potential credit losses were underlying loan and debt security defaults and loss severity. Based on current default trends, the Firm assumed collateral default rates of 2.1% for the first quarter 2011, and 5% thereafter. Further, loss severities were assumed to be 48% for loans and 82% for debt securities. Losses on collateral were estimated to occur approximately 18 months after default.
Contractual maturities and yields
The following table presents the amortized cost and estimated fair value at March 31, 2011, of JPMorgan Chase’s AFS and HTM securities by contractual maturity.

	March 31, 2011
			Due after five
By remaining maturity	Due in one	Due after one year	years through 10	Due after
(in millions)	year or less	through five years	years	10 years(c)	Total

Available-for-sale debt securities
Mortgage-backed securities(a)
Amortized cost	$—	$353	$3,196	$175,844	$179,393
Fair value	—	375	3,217	178,484	182,076
Average yield(b)	—%	4.77%	2.28%	3.73%	3.71%
U.S. Treasury and government agencies(a)
Amortized cost	$2,908	$3,843	$—	$251	$7,002
Fair value	2,925	3,906	—	224	7,055
Average yield(b)	1.61%	2.32%	—%	3.86%	2.08%
Obligations of U.S. states and municipalities
Amortized cost	$22	$159	$337	$11,170	$11,688
Fair value	22	166	355	10,895	11,438
Average yield(b)	1.07%	3.11%	4.68%	4.88%	4.84%
Certificates of deposit
Amortized cost	$3,390	$96	$—	$—	$3,486
Fair value	3,393	96	—	—	3,489
Average yield(b)	3.34%	0.93%	—%	—%	3.28%
Non-U.S. government debt securities
Amortized cost	$7,892	$22,281	$2,872	$149	$33,194
Fair value	7,927	22,319	2,855	149	33,250
Average yield(b)	1.76%	2.11%	2.54%	7.73%	2.09%
Corporate debt securities
Amortized cost	$17,255	$40,548	$5,651	$1	$63,455
Fair value	17,359	40,501	5,679	1	63,540
Average yield(b)	1.93%	2.21%	4.88%	1.00%	2.37%
Asset-backed securities
Amortized cost	$41	$3,301	$13,704	$12,784	$29,830
Fair value	41	3,412	14,246	12,992	30,691
Average yield(b)	8.75%	3.21%	2.40%	2.15%	2.39%

Total available-for-sale debt securities
Amortized cost	$31,508	$70,581	$25,760	$200,199	$328,048
Fair value	31,667	70,775	26,352	202,745	331,539
Average yield(b)	2.01%	2.25%	2.97%	3.70%	3.17%

Available-for-sale equity securities
Amortized cost	$—	$—	$—	$3,071	$3,071
Fair value	—	—	—	3,245	3,245
Average yield(b)	—%	—%	—%	0.17%	0.17%

Total available-for-sale securities
Amortized cost	$31,508	$70,581	$25,760	$203,270	$331,119
Fair value	31,667	70,775	26,352	205,990	334,784
Average yield(b)	2.01%	2.25%	2.97%	3.64%	3.14%

Total held-to-maturity securities
Amortized cost	$—	$7	$8	$1	$16
Fair value	—	7	9	1	17
Average yield(b)	—%	6.97%	6.82%	6.47%	6.86%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at March 31, 2011.

(b)	The average yield is computed using the effective yield of each security owned at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and the effect of related hedging derivatives. Taxable equivalent amounts are used where applicable.

(c)	Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and five years for nonagency residential collateralized mortgage obligations.

Securities Financing Activities	3 Months Ended
Mar. 31, 2011
Securities Financing Activities [Abstract]
SECURITIES FINANCING ACTIVITIES
NOTE 12 — SECURITIES FINANCING ACTIVITIES
For a discussion of accounting policies relating to securities financing activities, see Note 13 on page 219 of JPMorgan Chase’s 2010 Annual Report. For further information regarding securities borrowed and securities lending agreements for which the fair value option has been elected, see Note 4 on pages 105–106 of this Form 10-Q.
The following table details the Firm’s securities financing agreements, all of which are accounted for as collateralized financings during the periods presented.

(in millions)	March 31, 2011	December 31, 2010

Securities purchased under resale agreements(a)	$216,988	$222,302
Securities borrowed(b)	119,000	123,587

Securities sold under repurchase agreements(c)	$259,147	$262,722
Securities loaned	23,124	10,592

(a)	At March 31, 2011, and December 31, 2010, included resale agreements of $20.0 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At March 31, 2011, and December 31, 2010, included securities borrowed of $15.3 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At March 31, 2011, and December 31, 2010, included repurchase agreements of $6.2 billion and $4.1 billion, respectively, accounted for at fair value.
The amounts reported in the table above were reduced by  $125.3 billion and  $112.7 billion at March 31, 2011, and December 31, 2010, respectively, as a result of agreements in effect that meet the specified conditions for net presentation under applicable accounting guidance.
For further information regarding assets pledged and collateral received in securities financing agreements, see Note 22 on page 160 of this Form 10-Q.

Loans	3 Months Ended
Mar. 31, 2011
Loans [Abstract]
LOANS
NOTE 13 — LOANS
Loan accounting framework
The accounting for a loan depends on management’s strategy for the loan, and on whether the loan was credit-impaired at the date of acquisition. The Firm accounts for and measures the loans as follows:
•	Originated or purchased loans held-for-investment (i.e., “retained”), other than PCI loans, are measured at the principal amount outstanding, net of the following: allowance for loan losses; net charge-offs; interest applied to principal (for loans accounted for on the cost recovery method); unamortized discounts and premiums; and deferred loan fees or costs.

•	Held-for-sale loans are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue.

•	Loans used in a trading strategy or risk managed on a fair value basis are measured at fair value, with changes in fair value recorded in noninterest revenue.

•	PCI loans held-for-investment are initially recorded at fair value upon acquisition.
For a detailed discussion of loans, including accounting policies, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report. See Note 4 on pages 105–106 of this Form 10-Q for further information on the Firm’s elections of fair value accounting under the fair value option. See Note 3 on pages 94–105 of this Form 10-Q for further information on loans carried at fair value and classified as trading assets.
Loan portfolio
The Firm’s loan portfolio is divided into three portfolio segments, which are the same segments used by the Firm to determine the allowance for loan losses: Wholesale; Consumer, excluding credit card; and Credit Card. Within each portfolio segment, the Firm monitors and assesses the credit risk in the following classes of loans, based on the risk characteristics of each loan class:

Wholesale(a)
• Commercial and industrial • Real estate • Financial institutions • Government agencies • Other

Consumer, excluding
credit card(b)
Residential real estate — excluding PCI
•   Home equity — senior lien
•   Home equity — junior lien
•   Prime mortgage, including option adjustable-rate mortgages (“ARMs”)
•   Subprime mortgage
Other consumer loans
•   Auto(c)
•   Business banking(c)
•    Student and other
Residential real estate — PCI
•    Home equity
•    Prime mortgage
•    Subprime mortgage
•    Option ARMs

Credit Card
• Chase, excluding accounts originated by Washington Mutual • Accounts originated by Washington Mutual

(a)	Includes loans reported in IB, Commercial Banking (“CB”), Treasury & Securities Services (“TSS”), Asset Management (“AM”) and Corporate/Private Equity segments.

(b)	Includes loans reported in RFS, auto and student loans reported in Card Services & Auto (“Card”), and residential real estate loans reported in the Corporate/Private Equity segment.

(c)	Includes auto and business banking risk-rated loans that apply the Firm’s wholesale methodology for determining the allowance for loan losses; these loans are managed by Card and RFS, respectively, and therefore, for consistency in presentation, are included with the other consumer loan classes.
The following table summarizes the Firm’s loan balances by portfolio segment:

		Consumer, excluding
March 31, 2011 (in millions)	Wholesale	credit card	Credit Card	Total

Retained	$229,648	$320,998	$124,791	$675,437	(a)
Held-for-sale	4,554	188	4,012	8,754
At fair value	1,805	—	—	1,805

Total	$236,007	$321,186	$128,803	$685,996

		Consumer, excluding
December 31, 2010 (in millions)	Wholesale	credit card	Credit Card	Total

Retained	$222,510	$327,464	$135,524	$685,498	(a)
Held-for-sale	3,147	154	2,152	5,453
At fair value	1,976	—	—	1,976

Total	$227,633	$327,618	$137,676	$692,927

(a)	Loans (other than PCI loans and those for which the fair value option has been selected) are presented net of unearned income, unamortized discounts and premiums, and net deferred loan costs of $2.4 billion and $1.9 billion at March 31, 2011, and December 31, 2010, respectively.
The following table provides information about the carrying value of retained loans purchased, retained loans sold and retained loans reclassified to loans held-for-sale during the periods indicated. This table excludes loans recorded at fair value. On an on-going basis, the Firm manages its exposure to credit risk. Selling loans is one way that the Firm reduces its credit exposures.

		Consumer, excluding
Three months ended March 31, 2011 (in millions)	Wholesale	credit card	Credit Card	Total

Purchases:	$123	$1,992	$—	$2,115
Sales:	877	257	—	1,134
Retained loans reclassified to held-for-sale	177	—	1,912	2,089

The following table provides information about gains and losses on loan sales by portfolio segment.

Three months ended March 31, (in millions)	2011	2010

Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)
Wholesale	$61	$79
Consumer, excluding credit card	25	30
Credit Card	(20)	—

Total net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)	$66	$109

(a)	Excludes sales related to loans accounted for at fair value.
Wholesale loan portfolio
Wholesale loans include loans made to a variety of customers from large corporate and institutional clients to certain high-net worth individuals. The primary credit quality indicator for wholesale loans is the risk rating assigned each loan. For further information on the risk ratings, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
The table below provides information by class of receivable for the retained loans in the Wholesale portfolio segment.

	Commercial
	and industrial		Real estate
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010
Loans by risk ratings
Investment-grade	$33,942	$31,697	$28,884	$28,504
Noninvestment-grade:
Noncriticized	31,943	30,874	16,167	16,425
Criticized performing	2,393	2,371	5,405	5,769
Criticized–total nonaccrual	1,457	1,634	2,364	2,937

Total noninvestment grade	35,793	34,879	23,936	25,131

Total retained loans	$69,735	$66,576	$52,820	$53,635

% of total criticized to total retained loans	5.52%	6.02%	14.71%	16.23%
% of nonaccrual loans to total retained loans	2.09	2.45	4.48	5.48

Loans by geographic distribution(a)
Total non-U.S.	$19,298	$17,731	$1,513	$1,963
Total U.S.	50,437	48,845	51,307	51,672

Total retained loans	$69,735	$66,576	$52,820	$53,635

Loan delinquency(b)
Current and less than 30 days past due and still accruing	$68,092	$64,501	$50,162	$50,299
30–89 days past due and still accruing	180	434	247	290
90 or more days past due and still accruing(c)	6	7	47	109
Nonaccrual	1,457	1,634	2,364	2,937

Total retained loans	$69,735	$66,576	$52,820	$53,635

(a)	U.S. and non-U.S. distribution is determined based predominantly on the domicile of the borrower.

(b)	For wholesale loans, the past due status of a loan is generally not a significant indicator of credit quality due to the ongoing review and monitoring of an obligor’s ability to meet contractual obligations. For a discussion of more significant factors, see Note 14 on page 223 of JPMorgan Chase’s 2010 Annual Report.

(c)	Represents loans that are 90 days or more past due as to principal and/or interest, but that are still accruing interest; these loans are considered well-collateralized.

(d)	Other primarily includes loans to special purpose entities and loans to private banking clients. See Note 1 on pages 164–165 of the Firm’s 2010 Annual Report for additional information on SPEs.
The following table presents additional information on the real estate class of loans within the wholesale portfolio segment for the periods indicated. For further information on real estate loans, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.

	Multi-family		Commercial lessors
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Real estate retained loans	$30,501	$30,604	$15,226	$15,796
Criticized exposure	3,623	3,798	2,850	3,593
% of total real estate retained loans	11.88%	12.41%	18.72%	22.75%
Criticized nonaccrual	$1,027	$1,016	$1,000	$1,549
% of total real estate retained loans	3.37%	3.32%	6.57%	9.81%

Financial						Total
institutions		Government agencies		Other(d)		retained loans
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010	2011	2010

$24,940	$22,525	$6,304	$6,871	$59,089	$56,450	$153,159	$146,047

7,312	8,480	355	382	7,642	6,012	63,419	62,173
297	317	5	3	392	320	8,492	8,780
90	136	22	22	645	781	4,578	5,510

7,699	8,933	382	407	8,679	7,113	76,489	76,463

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

1.19%	1.44%	0.40%	0.34%	1.53%	1.73%	5.69%	6.42%
0.28	0.43	0.33	0.30	0.95	1.23	1.99	2.48

$23,704	$19,756	$834	$870	$27,113	$25,831	$72,462	$66,151
8,935	11,702	5,852	6,408	40,655	37,732	157,186	156,359

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

$32,454	$31,289	$6,658	$7,222	$66,362	$61,837	$223,728	$215,148
93	31	6	34	693	704	1,219	1,493
2	2	—	—	68	241	123	359
90	136	22	22	645	781	4,578	5,510

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

Commercial construction and development		Other		Total real estate loans
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010

$3,294	$3,395	$3,799	$3,840	$52,820	$53,635
535	619	761	696	7,769	8,706
16.24%	18.23%	20.03%	18.13%	14.71%	16.23%
$141	$174	$196	$198	$2,364	$2,937
4.28%	5.13%	5.16%	5.16%	4.48%	5.48%

Wholesale impaired loans and loan modifications
Wholesale impaired loans include loans that have been placed on nonaccrual status and/or that have been modified in a TDR. All impaired loans are evaluated for an asset-specific allowance as described in Note 14 on pages 139—140 of this Form 10-Q.
The table below set forth information about the Firm’s wholesale impaired loans.

	Commercial				Financial		Government				Total
	and industrial		Real estate		institutions		agencies		Other		retained loans
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Impaired loans
With an allowance	$1,382	$1,512	$2,043	$2,510	$72	$127	$22	$22	$550	$697	$4,069	$4,868
Without an allowance(a)	135	157	257	445	18	8	—	—	19	8	429	618

Total impaired loans	$1,517	$1,669	$2,300	$2,955	$90	$135	$22	$22	$569	$705	$4,498	$5,486

Allowance for loan losses related to impaired loans(b)	$414	$435	$436	$825	$28	$61	$14	$14	$138	$239	$1,030	$1,574
Unpaid principal balance of impaired loans(c)	2,507	2,453	2,777	3,487	218	244	31	30	917	1,046	6,450	7,260

(a)	When the discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	The allowance for impaired loans is included in JPMorgan Chase’s asset-specific allowance for loan losses.

(c)	Represents the contractual amount of principal owed at March 31, 2001 and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the carrying value; net deferred loan fees or costs; and unamortized discount or premiums on purchased loans.
The following table presents the Firm’s average impaired loans for the periods indicated.

Three months ended March 31,	Average impaired loans
(in millions)	2011	2010

Commercial and industrial	$1,553	$1,905
Real estate	2,730	3,041
Financial institutions	94	512
Government agencies	22	3
Other	637	995

Total(a)	$5,036	$6,456

(a)	The related interest income on accruing impaired loans and interest income recognized on a cash basis were not material for the three months ended March 31, 2011 and 2010.
The following table provides information about the Firm’s wholesale loans modified in troubled debt restructurings (“TDRs”). These TDR loans are included as impaired loans in the above tables.

	Commercial				Financial		Government				Total
	and industrial		Real estate		institutions		agencies		Other		retained loans
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Loans modified in troubled debt restructurings(a)	$156	$212	$270	$907	$1	$1	$22	$22	$—	$1	$449	$1,143
TDRs on nonaccrual status	105	163	269	831	1	1	22	22	—	1	397	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	4	1	18	—	—	—	—	—	—	—	22	1

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.
Consumer loan portfolio
Consumer loans, excluding credit card loans, consist primarily of residential mortgages, home equity loans, auto loans, business banking loans, and student and other loans, with a primary focus on serving the prime consumer credit market. The portfolio also includes home equity loans secured by junior liens and mortgage loans with interest-only payment options to predominantly prime borrowers, as well as certain payment-option loans originated by Washington Mutual that may result in negative amortization.
The table below provides information about consumer retained loans by class, excluding the credit card loan portfolio segment.

(in millions)	March 31, 2011	December 31, 2010

Residential real estate – excluding PCI
Home equity:
Senior lien(a)	$24,071	$24,376
Junior lien(b)	61,182	64,009
Mortgages:
Prime, including option ARMs	74,682	74,539
Subprime	10,841	11,287
Other consumer loans
Auto	47,411	48,367
Business banking	16,957	16,812
Student and other	15,089	15,311
Residential real estate – PCI
Home equity	23,973	24,459
Prime mortgage	16,725	17,322
Subprime mortgage	5,276	5,398
Option ARMs	24,791	25,584

Total retained loans	$320,998	$327,464

(a)	Represents loans where JPMorgan Chase holds the first security interest on the property.

(b)	Represents loans where JPMorgan Chase holds a security interest that is subordinate in rank to other liens.
Delinquency rates are a primary credit quality indicator for consumer loans. Other credit quality indicators for consumer loans include:
•	For residential real estate loans, including both non-PCI and PCI portfolios: The current estimated loan-to-value (“LTV”) ratio, or the combined LTV ratio in the case of loans with a junior lien, the geographic distribution of the loan collateral, and the borrowers’ current or “refreshed” FICO score.
•	For auto, scored business banking and student loans: Geographic distribution.
•	For risk-rated business banking and auto loans: Risk ratings of the loan, geographic considerations and whether the loan is considered to be criticized and/or nonaccrual.
For further information on consumer credit quality indicators, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
Residential real estate — excluding PCI loans
The tables below provide information by class for residential real estate (excluding PCI) retained loans in the consumer, excluding credit card portfolio segment.

	Home equity
	Senior lien		Junior lien
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due	$23,354	$23,615	$59,676	$62,315
30–149 days past due	364	414	1,304	1,508
150 or more days past due	353	347	202	186

Total retained loans	$24,071	$24,376	$61,182	$64,009

% of 30+ days past due to total retained loans	2.98%	3.12%	2.46%	2.65%
90 or more days past due and still accruing	$—	$—	$—	$—
Nonaccrual loans(b)	470	479	793	784

Current estimated LTV ratios(c)(d)(e)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$558	$528	$7,026	$6,928
Less than 660	243	238	2,530	2,495

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	1,100	974	9,390	9,403
Less than 660	354	325	2,836	2,873

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	2,934	2,860	12,603	13,333
Less than 660	744	738	2,940	3,155

Less than 80% and refreshed FICO scores:
Equal to or greater than 660	15,478	15,994	20,759	22,527
Less than 660	2,660	2,719	3,098	3,295

U.S. government-guaranteed	—	—	—	—

Total retained loans	$24,071	$24,376	$61,182	$64,009

Geographic region
California	$3,336	$3,348	$14,037	$14,656
New York	3,266	3,272	11,809	12,278
Texas	3,499	3,594	2,114	2,239
Florida	1,078	1,088	3,312	3,470
Illinois	1,622	1,635	4,068	4,248
Ohio	1,977	2,010	1,487	1,568
New Jersey	731	732	3,461	3,617
Michigan	1,159	1,176	1,545	1,618
Arizona	1,461	1,481	2,827	2,979
Washington	767	776	2,051	2,142
All other(f)	5,175	5,264	14,471	15,194

Total retained loans	$24,071	$24,376	$61,182	$64,009

(a)	Mortgage loans insured by U.S. government agencies are included in the delinquency classifications presented. Prior period amounts have been revised to conform to the current period presentation.

(b)	At March 31, 2011, and December 31, 2010, nonaccrual loans excluded mortgage loans insured by U.S. government agencies of $9.8 billion and $10.5 billion, respectively, that are accruing at the guaranteed reimbursement rate. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

(c)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates.

(d)	Junior lien represents combined LTV, which considers all available lien positions related to the property. All other products are presented without consideration of subordinate liens on the property.

(e)	Refreshed FICO scores represent each borrower’s most recent credit score, which is obtained by the Firm at least on a quarterly basis.

(f)	At March 31, 2011, and December 31, 2010, included mortgage loans insured by U.S. government agencies of $13.0 billion and $12.9 billion, respectively.

(g)	At March 31, 2011, and December 31, 2010, excluded mortgage loans insured by U.S. government agencies of $10.4 billion and $11.4 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Mortgages					Total residential real
Prime, including option ARMs			Subprime		estate (excluding PCI)
March 31,	December 31,		March 31,	December 31,	March 31,	December 31,
2011	2010		2011	2010	2011	2010

$60,399	$59,223		$8,236	$8,477	$151,665	$153,630
3,155	4,052		961	1,184	5,784	7,158
11,128	11,264		1,644	1,626	13,327	13,423

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

6.36% (g)	6.68	%(g)	24.03%	24.90%	5.61% (g)	5.88	%(g)
$—	$—		$—	$—	$—	$—
4,166	4,320		2,106	2,210	7,535	7,793

$3,250	$3,039		$377	$338	$11,211	$10,833
1,603	1,595		1,209	1,153	5,585	5,481

4,798	4,733		511	506	15,799	15,616
1,805	1,775		1,481	1,486	6,476	6,459

10,652	10,720		889	925	27,078	27,838
2,792	2,786		1,841	1,955	8,317	8,634

32,200	32,385		2,056	2,252	70,493	73,158
4,587	4,557		2,477	2,672	12,822	13,243

12,995	12,949		—	—	12,995	12,949

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

$19,070	$19,278		$1,660	$1,730	$38,103	$39,012
9,745	9,587		1,332	1,381	26,152	26,518
2,688	2,569		333	345	8,634	8,747
4,709	4,840		1,362	1,422	10,461	10,820
3,885	3,765		445	468	10,020	10,116
455	462		265	275	4,184	4,315
2,027	2,026		513	534	6,732	6,909
951	963		281	294	3,936	4,051
1,274	1,320		230	244	5,792	6,024
2,021	2,056		238	247	5,077	5,221
27,857	27,673		4,182	4,347	51,685	52,478

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

Residential real estate impaired loans and loan modifications — excluding PCI loans
The Firm is participating in the U.S. Treasury’s Making Home Affordable (“MHA”) programs and is continuing to expand its other loss-mitigation efforts for financially distressed borrowers who do not qualify for the MHA programs. For further information, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
The tables below set forth information about the Firm’s residential real estate impaired loans, excluding PCI. These loans are considered to be impaired as they have been modified in a TDR. All impaired loans are evaluated for an asset-specific allowance as described in Note 14 on pages 139–140 of this Form 10-Q.

	Home equity				Mortgages
					Prime, including				Total residential real
	Senior lien		Junior lien		option ARMs		Subprime		estate (excluding PCI)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Impaired loans(a)(b)
With an allowance	$217	$211	$380	$258	$2,421	$1,525	$2,573	$2,563	$5,591	$4,557
Without an allowance(c)	17	15	29	25	569	559	181	188	796	787

Total impaired loans(d)	$234	$226	$409	$283	$2,990	$2,084	$2,754	$2,751	$6,387	$5,344

Allowance for loan losses related to impaired loans	$72	$77	$114	$82	$92	$97	$537	$555	$815	$811
Unpaid principal balance of impaired loans(e)	281	265	551	402	3,757	2,751	3,872	3,777	8,461	7,195
Impaired loans on nonaccrual status	38	38	178	63	570	534	595	632	1,381	1,267

(a)	Represents loans modified in a TDR. These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	There were no additional commitments to lend to borrowers whose loans have been modified in TDRs as of March 31, 2011, and December 31, 2010.

(c)	When discounted cash flows or collateral value equals or exceeds the recorded investment in the loan, the loan does not require an allowance. This result typically occurs when an impaired loan has been partially charged off.

(d)	At March 31, 2011, and December 31, 2010, $3.6 billion and $3.0 billion, respectively, of loans modified subsequent to repurchase from Ginnie Mae were excluded from loans accounted for as TDRs. When such loans perform subsequent to modification they are generally sold back into Ginnie Mae loan pools. Modified loans that do not re-perform become subject to foreclosure. Substantially all amounts due under the terms of these loans continue to be insured, and where applicable, reimbursement of insured amounts is proceeding normally.

(e)	Represents the contractual amount of principal owed at March 31, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.
The following table presents average impaired loans and the related interest income reported by the Firm.

					Interest income on impaired
Three months ended March 31,	Average impaired loans		Interest income on impaired loans(a)		loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010

Home equity
Senior lien	$231	$165	$3	$2	$—	$—
Junior lien	353	269	4	3	—	—
Mortgages
Prime, including option ARMs	2,477	976	26	17	3	1
Subprime	2,750	2,206	34	27	3	4

Total residential real estate (excluding PCI)	$5,811	$3,616	$67	$49	$6	$5

(a)	Generally, interest income on loans modified in a TDR is recognized on a cash basis until such time as the borrower has made a minimum of six payments under the new terms. As of March 31, 2011 and 2010, loans of $640 million and $663 million, respectively, were TDRs for which the borrowers had not yet made six payments under their modified terms.
Other consumer loans
The tables below provide information for other consumer retained loan classes, including auto, business banking and student loans.

	Auto		Business banking		Student and other		Total other consumer
	March 31,	December 31,	March 31,	December 31,	March 31,	December	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010	2011	31, 2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due	$46,949	$47,778	$16,443	$16,240	$13,744	$13,998	$77,136	$78,016
30–119 days past due	454	579	322	351	828	795	1,604	1,725
120 or more days past due	8	10	192	221	517	518	717	749

Total retained loans	$47,411	$48,367	$16,957	$16,812	$15,089	$15,311	$79,457	$80,490

% of 30+ days past due to total retained loans	0.97%	1.22%	3.03%	3.40%	1.99% (d)	1.61%(d)	1.61% (d)	1.75%(d)

90 or more days past due and still accruing(b)	$—	$—	$—	$—	$615	$625	$615	$625

Nonaccrual loans	120	141	810	832	107	67	1,037	1,040

Geographic region
California	$4,214	$4,307	$966	$851	$1,314	$1,330	$6,494	$6,488
New York	3,781	3,875	2,882	2,877	1,296	1,305	7,959	8,057
Texas	4,385	4,505	2,582	2,550	1,245	1,273	8,212	8,328
Florida	1,865	1,923	222	220	710	722	2,797	2,865
Illinois	2,540	2,608	1,323	1,320	934	940	4,797	4,868
Ohio	2,855	2,961	1,603	1,647	994	1,010	5,452	5,618
New Jersey	1,832	1,842	229	422	499	502	2,560	2,766
Michigan	2,377	2,434	1,394	1,401	714	729	4,485	4,564
Arizona	1,438	1,499	1,210	1,218	377	387	3,025	3,104
Washington	734	716	133	115	275	279	1,142	1,110
All other	21,390	21,697	4,413	4,191	6,731	6,834	32,534	32,722

Total retained loans	$47,411	$48,367	$16,957	$16,812	$15,089	$15,311	$79,457	$80,490

Loans by risk ratings(c)
Noncriticized	$5,840	$5,803	$11,153	$10,831	NA	NA	$16,993	$16,634
Criticized performing	257	265	457	502	NA	NA	714	767
Criticized nonaccrual	8	12	574	574	NA	NA	582	586

(a)	Loans insured by U.S. government agencies under the Federal Family Education Loan Program (“FFELP”) are included in the delinquency classifications presented based on their payment status. Prior period amounts have been revised to conform to the current period presentation.

(b)	These amounts represent student loans, which are insured by U.S. government agencies under the FFELP. These amounts were accruing as reimbursement of insured amounts is proceeding normally.

(c)	For risk-rated business banking and auto loans, the primary credit quality indicator is the risk rating of the loan, including whether the loans are considered to be criticized and/or nonaccrual.

(d)	At March 31, 2011, and December 31, 2010, excluded loans 30 days or more past due and still accruing, which are insured by U.S. government agencies under the FFELP, of $1.0 billion and $1.1 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.
Other consumer impaired loans
The tables below set forth information about the Firm’s other consumer impaired loans, including risk-rated business banking and auto loans that have been placed on nonaccrual status, and any loan that has been modified in a TDR.

	Auto		Business banking		Total other consumer(c)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Impaired loans
With an allowance	$98	$102	$769	$774	$867	$876
Without an allowance(a)	—	—	—	—	—	—

Total impaired loans	$98	$102	$769	$774	$867	$876

Allowance for loan losses related to impaired loans	$16	$16	$236	$248	$252	$264
Unpaid principal balance of impaired loans(b)	131	132	894	899	1,025	1,031
Impaired loans on nonaccrual status	47	50	631	647	678	697

(a)	When discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged off and/or there have been interest payments received and applied to the loan balance.

(b)	Represents the contractual amount of principal owed at March 31, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

(c)	There were no impaired student and other loans at March 31, 2011, and December 31, 2010.
The following table presents average impaired loans.

Three months ended March 31,	Average impaired loans(b)
(in millions)	2011	2010
Auto	$99	$127
Business banking	772	510
Total other consumer(a)	$871	$637

(a)	There were no student and other loans modified in TDRs at March 31, 2011, and December 31, 2010.

(b)	The related interest income on impaired loans, including those on cash basis, was not material for the three months ended March 31, 2011 and 2010.
The following table provides information about the Firm’s other consumer loans modified in TDRs. These TDR loans are included as impaired loans in the tables above.

	Auto		Business banking		Total other consumer(c)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Loans modified in troubled debt restructurings(a)(b)	$90	$91	$408	$395	$498	$486
TDRs on nonaccrual status	39	39	270	268	309	307

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	Additional commitments to lend to borrowers whose loans have been modified in TDRs as of March 31, 2011, and December 31, 2010, were immaterial.

(c)	There were no student and other loans modified in TDRs at March 31, 2011, and December 31, 2010.
Purchased credit-impaired (“PCI”) loans
For a detailed discussion of PCI loans, including the related accounting policies, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
Residential real estate — PCI loans
The table below sets forth information about the Firm’s consumer, excluding credit card PCI loans.

	Home equity		Prime mortgage
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Carrying value(a)	$23,973	$24,459	$16,725	$17,322
Related allowance for loan losses(b)	1,583	1,583	1,766	1,766

Loan delinquency (based on unpaid principal balance)
Current and less than 30 days past due	$24,956	$25,783	$12,632	$13,035
30–149 days past due	1,193	1,348	1,285	1,468
150 or more days past due	1,248	1,181	4,238	4,425

Total loans	$27,397	$28,312	$18,155	$18,928

% of 30+ days past due to total loans	8.91%	8.93%	30.42%	31.13%

Current estimated LTV ratios (based on unpaid principal balance)(c)(d)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$6,466	$6,324	$2,424	$2,400
Less than 660	4,065	4,052	2,897	2,744

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	5,804	6,097	3,517	3,815
Less than 660	2,584	2,701	2,904	3,011

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	3,685	4,019	1,757	1,970
Less than 660	1,378	1,483	1,749	1,857

Lower than 80% and refreshed FICO scores:
Equal to or greater than 660	2,379	2,539	1,323	1,443
Less than 660	1,036	1,097	1,584	1,688

Total unpaid principal balance	$27,397	$28,312	$18,155	$18,928

Geographic region (based on unpaid principal balance)
California	$16,466	$17,012	$10,405	$10,891
New York	1,276	1,316	1,086	1,111
Texas	508	525	184	194
Florida	2,521	2,595	1,467	1,519
Illinois	607	627	550	562
Ohio	36	38	88	91
New Jersey	520	540	478	486
Michigan	91	95	262	279
Arizona	521	539	330	359
Washington	1,486	1,535	432	451
All other	3,365	3,490	2,873	2,985

Total unpaid principal balance	$27,397	$28,312	$18,155	$18,928

(a)	Carrying value includes the effect of fair value adjustments that were applied to the consumer PCI portfolio at the date of acquisition.

(b)	Management concluded as part of the Firm’s regular assessment of the PCI loan pools that it was probable that higher expected principal credit losses would result in a decrease in expected cash flows. As a result, an allowance for loan losses for impairment of these pools has been recognized.

(c)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates. Current estimated combined LTV for junior lien home equity loans considers all available lien positions related to the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm. The Firm obtains refreshed FICO scores at least quarterly.

Subprime mortgage		Option ARMs		Total PCI
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010

$5,276	$5,398	$24,791	$25,584	$70,765	$72,763
98	98	1,494	1,494	4,941	4,941

$4,352	$4,312	$18,317	$18,672	$60,257	$61,802
833	1,020	1,932	2,215	5,243	6,051
2,660	2,710	9,310	9,904	17,456	18,220

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

44.53%	46.38%	38.03%	39.36%	27.36%	28.20%

$465	$432	$2,737	$2,681	$12,092	$11,837
2,174	2,129	6,315	6,330	15,451	15,255

411	424	4,098	4,292	13,830	14,628
1,637	1,663	4,814	5,005	11,939	12,380

336	374	3,763	4,152	9,541	10,515
1,380	1,477	3,396	3,551	7,903	8,368

177	186	2,087	2,281	5,966	6,449
1,265	1,357	2,349	2,499	6,234	6,641

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

$1,889	$1,971	$15,430	$16,130	$44,190	$46,004
731	736	1,660	1,703	4,753	4,866
428	435	151	155	1,271	1,309
896	906	3,762	3,916	8,646	8,936
432	438	753	760	2,342	2,387
120	122	123	131	367	382
313	316	1,039	1,064	2,350	2,406
204	214	309	345	866	933
154	165	482	528	1,487	1,591
176	178	727	745	2,821	2,909
2,502	2,561	5,123	5,314	13,863	14,350

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

The table below sets forth the accretable yield activity for the Firm’s PCI consumer loans for the three months ended March 31, 2011 and 2010, and represents the Firm’s estimate of gross interest income expected to be earned over the remaining life of the PCI loan portfolios. This table excludes the cost to fund the PCI portfolios, and therefore does not represent net interest income expected to be earned on these portfolios.

Three months ended March 31	Total PCI
(in millions, except ratios)	2011	2010

Balance, January 1	$19,097	$25,544
Accretion into interest income	(704)	(886)
Changes in interest rates on variable rate loans	(32)	(394)
Other changes in expected cash flows(a)	455	(3,693)

Balance, March 31	$18,816	$20,571
Accretable yield percentage	4.29%	4.57%

(a)	Other changes in expected cash flows may vary from period to period as the Firm continues to refine its cash flow model and periodically updates model assumptions. For the three months ended March 31, 2011, other changes in expected cash flows were principally driven by changes in prepayment assumptions. For the three months ended March 31, 2010, other changes in expected cash flows were principally driven by changes in prepayment assumptions, as well as reclassification to the nonaccretable difference. Changes to prepayment assumptions change the expected remaining life of the portfolio, which drives changes in expected future interest cash collections. Such changes do not have a significant impact on the accretable yield percentage.
The factors that most significantly affect estimates of gross cash flows expected to be collected, and accordingly the accretable yield balance, include: (i) changes in the benchmark interest rate indices for variable rate products such as option ARM and home equity loans; and (ii) changes in prepayment assumptions.
Since the date of purchase, the decrease in the accretable yield percentage has been primarily related to a decrease in interest rates on variable-rate loans and, to a lesser extent, extended loan liquidation periods. Certain events, such as extended loan liquidation periods, affect the timing of expected cash flows but not the amount of cash expected to be received (i.e., the accretable yield balance). Extended loan liquidation periods reduce the accretable yield percentage because the same accretable yield balance is recognized against a higher-than-expected loan balance over a longer-than-expected period of time.
Credit card loans
The credit card portfolio segment includes credit card loans originated and purchased by the Firm, including those acquired in the Washington Mutual transaction. Delinquency rates are the primary credit quality indicator for credit card loans. In addition to delinquency rates, the geographic distribution of the loans provides insight as to the credit quality of the portfolio based on the regional economy.
The borrower’s credit score is another general indicator of credit quality. Because the credit score tends to be a lagging indicator of credit quality, the Firm does not use credit scores as a primary indicator of credit quality. For more information on credit quality indicators, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report. The Firm generally originates new card accounts to prime consumer borrowers. However, certain cardholders’ refreshed FICO scores may change over time, depending on the performance of the cardholder and changes in credit score technology.
The table below sets forth information about the Firm’s Credit Card loans.

	Chase, excluding		Washington Mutual
	Washington Mutual portfolio(c)		portfolio(c)		Total credit card
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due and still accruing	$108,748	$117,248	$11,585	$12,670	$120,333	$129,918
30–89 days past due and still accruing	1,693	2,092	350	459	2,043	2,551
90 or more days past due and still accruing	1,940	2,449	473	604	2,413	3,053
Nonaccrual loans	2	2	—	—	2	2

Total retained loans	$112,383	$121,791	$12,408	$13,733	$124,791	$135,524

Loan delinquency ratios
% of 30 plus days past due to total retained loans	3.23%	3.73%	6.63%	7.74%	3.57%	4.14%
% of 90 plus days past due to total retained loans	1.73	2.01	3.81	4.40	1.93	2.25

Credit card loans by geographic region
California	$14,269	$15,454	$2,391	$2,650	$16,660	$18,104
New York	8,839	9,540	933	1,032	9,772	10,572
Texas	8,700	9,217	915	1,006	9,615	10,223
Florida	6,240	6,724	1,049	1,165	7,289	7,889
Illinois	6,472	7,077	489	542	6,961	7,619
New Jersey	4,628	5,070	446	494	5,074	5,564
Ohio	4,550	5,035	362	401	4,912	5,436
Pennsylvania	4,073	4,521	383	424	4,456	4,945
Michigan	3,569	3,956	246	273	3,815	4,229
Virginia	2,802	3,020	267	295	3,069	3,315
Georgia	2,599	2,834	359	398	2,958	3,232
Washington	1,932	2,053	397	438	2,329	2,491
All other	43,710	47,290	4,171	4,615	47,881	51,905

Total retained loans	$112,383	$121,791	$12,408	$13,733	$124,791	$135,524

Percentage of portfolio based on carrying value with estimated refreshed FICO scores(b)
Equal to or greater than 660	80.9%	80.6%	58.2%	56.4%	78.4%	77.9%
Less than 660	19.1	19.4	41.8	43.6	21.6	22.1

(a)	The Firm’s policy is generally to exempt credit card loans from being placed on nonaccrual status as permitted by regulatory guidance. Under guidance issued by the Federal Financial Institutions Examination Council (“FFIEC”), credit card loans are charged off by the end of the month in which the account becomes 180 days past due or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.

(b)	Refreshed FICO scores are estimated based on a statistically significant random sample of credit card accounts in the credit card portfolio for the period shown. The Firm obtains refreshed FICO scores at least quarterly.

(c)	Includes billed finance charges and fees net of an allowance for uncollectible amounts.
Credit card impaired loans
For a detailed discussion of impaired credit card loans, including credit card loan modifications, see Note 14 on pages 220—238 of JPMorgan Chase’s 2010 Annual Report.
The tables below set forth information about the Firm’s impaired credit card loans. All of these loans are considered to be impaired as they have been modified in TDRs.

	Chase, excluding
	Washington Mutual		Washington Mutual
	portfolio		portfolio		Total credit card
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Impaired loans with an allowance(a)(b)
Credit card loans with modified payment terms(c)	$6,303	$6,685	$1,472	$1,570	$7,775	$8,255
Modified credit card loans that have reverted to pre-modification payment terms(d)	1,197	1,439	264	311	1,461	1,750

Total impaired loans	$7,500	$8,124	$1,736	$1,881	$9,236	$10,005

Allowance for loan losses related to impaired loans	$3,013	$3,175	$806	$894	$3,819	$4,069

(a)	The carrying value and the unpaid principal balance are the same for credit card impaired loans.

(b)	There were no impaired loans without an allowance.

(c)	Represents credit card loans outstanding to borrowers then enrolled in a credit card modification program.

(d)	Represents credit card loans that were modified in TDRs but that have subsequently reverted back to the loans’ pre-modification payment terms. At March 31, 2011, and December 31, 2010, of the $1.5 billion and $1.8 billion total loan amount, respectively, approximately $934 million and $1.2 billion, respectively, of loans have reverted back to the pre-modification payment terms of the loans due to noncompliance with the terms of the modified loans. A substantial portion of these loans is expected to be charged-off in accordance with the Firm’s standard charge-off policy. The remaining $527 million and $590 million at March 31, 2011, and December 31, 2010, respectively, of these loans are to borrowers who have successfully completed a short-term modification program. The Firm continues to report these loans as TDRs since the borrowers’ credit lines remain closed.
The following table presents average balances of impaired credit card loans and interest income recognized on those loans.

Three months ended March 31,	Average impaired loans		Interest income on impaired loans(a)
(in millions)	2011	2010	2011	2010

Chase, excluding Washington Mutual portfolio	$7,709	$8,911	$101	$119
Washington Mutual portfolio	1,785	1,971	29	31

Total credit card	$9,494	$10,882	$130	$150

(a)	As permitted by regulatory guidance, credit card loans are generally exempt from being placed on nonaccrual status; accordingly, interest and fees related to credit card loans continue to accrue until the loan is charged off or paid in full. However, the Firm separately establishes an allowance for the estimated uncollectible portion of billed and accrued interest and fee income on credit card loans.

Allowance For Credit Losses	3 Months Ended
Mar. 31, 2011
Allowance For Credit Losses [Abstract]
ALLOWANCE FOR CREDIT LOSSES
NOTE 14 — ALLOWANCE FOR CREDIT LOSSES
For detailed discussion of the allowance for credit losses and the related accounting policies, see Note 15 on pages 239-243 of JPMorgan Chase’s 2010 Annual Report.
Allowance for credit losses and loans and lending-related commitments by impairment methodology
The table below summarizes information about the allowance for loan losses and the loans by impairment methodology.

	2011				2010
Three months		Consumer,				Consumer,
ended March 31,		excluding				excluding
(in millions)	Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

Allowance for loan losses
Beginning balance at January 1,	$4,761	$16,471	$11,034	$32,266	$7,145	$14,785	$9,672	$31,602
Cumulative effect of change in accounting principles(a)	—	—	—	—	14	127	7,353	7,494
Gross charge-offs	253	1,460	2,631	4,344	1,014	2,555	4,882	8,451
Gross (recoveries)	(88)	(131)	(405)	(624)	(55)	(116)	(370)	(541)

Net charge-offs	165	1,329	2,226	3,720	959	2,439	4,512	7,910

Provision for loan losses	(359)	1,329	226	1,196	(257)	3,736	3,512	6,991
Other	(3)	4	7	8	(1)	3	7	9

Ending balance at March 31	$4,234	$16,475	$9,041	$29,750	$5,942	$16,212	$16,032	$38,186

Allowance for loan losses by impairment methodology
Asset-specific(b)(c)(d)	$1,030	$1,067	$3,819	$5,916	$1,557	$911	$5,402	$7,870
Formula-based(d)	3,204	10,467	5,222	18,893	4,385	12,490	10,630	27,505
PCI	—	4,941	—	4,941	—	2,811	—	2,811

Total allowance for loan losses	$4,234	$16,475	$9,041	$29,750	$5,942	$16,212	$16,032	$38,186

Loans by impairment methodology
Asset-specific	$4,498	$7,254	$9,236	$20,988	$6,286	$4,406	$11,020	$21,712
Formula-based	225,094	242,979	115,555	583,628	203,818	263,641	138,240	605,699
PCI	56	70,765	—	70,821	107	79,323	—	79,430

Total retained loans	$229,648	$320,998	$124,791	$675,437	$210,211	$347,370	$149,260	$706,841

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result, $7.4 billion, $14 million and $127 million, respectively, of allowance for loan losses were recorded on-balance sheet with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a TDR.

(c)	At March 31, 2011 and 2010, the asset-specific consumer, excluding credit card allowance for loan losses included TDR reserves of $970 million and $754 million, respectively. The asset-specific credit card allowance for loan losses is related to loans modified in TDRs.

(d)	Prior period has been revised to reflect the reclassification of the Firm’s allowance for loan losses on all impaired credit card loans from formula-based into asset-specific allowance.
The table below summarizes information about the allowance for lending-related commitments and lending-related commitments by impairment methodology.

	2011				2010
		Consumer,				Consumer,
Three months ended March 31,		excluding				excluding
(in millions)	Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

Allowance for lending-related commitments
Beginning balance at January 1,	$711	$6	$—	$717	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	—	—	—	—	(18)	—	—	(18)
Provision for lending-related commitments	(27)	—	—	(27)	21	(2)	—	19
Other	(2)	—	—	(2)	—	—	—	—

Ending balance at March 31	$682	$6	$—	$688	$930	$10	$—	$940

Allowance for lending-related commitments by impairment methodology
Asset-specific	$184	$—	$—	$184	$296	$—	$—	$296
Formula-based	498	6	—	504	634	10	—	644

Total allowance for lending-related commitments	$682	$6	$—	$688	$930	$10	$—	$940

Lending-related commitments by impairment methodology
Asset-specific	$895	$—	$—	$895	$1,552	$—	$—	$1,552
Formula-based	354,666	64,560	565,813	985,039	325,369	72,243	556,207	953,819

Total lending-related commitments	$355,561	$64,560	$565,813	$985,934	$326,921	$72,243	$556,207	$955,371

Impaired collateral-dependent loans
Net charge-offs	$20	$25	$—	$45	$113	$126	$—	$239
Loans measured at fair value of collateral less cost to sell	715	864 (b)	—	1,579	1,069	545 (b)	—	1,614

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-administered multi-seller conduits. As a result, related assets are now primarily recorded in loans and other assets on the Consolidated Balance Sheets.

(b)	Includes collateral-dependent residential mortgage loans that are charged off to the fair value of the underlying collateral. These loans are considered collateral-dependent under regulatory guidance because they involve modifications where an interest-only period is provided or a significant portion of principal is deferred.

Variable Interest Entities	3 Months Ended
Mar. 31, 2011
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
NOTE 15 — VARIABLE INTEREST ENTITIES
For a further description of JPMorgan Chase’s accounting policies regarding consolidation of VIEs and a detailed discussion of the Firm’s principal involvement with VIEs, see Note 1 on pages 164—165, and Note 16 on pages 244—259, respectively, of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the most significant types of Firm-sponsored VIEs by business segment.

			Form 10-Q
Line-of-Business	Transaction Type	Activity	page reference

Card	Credit card securitization trusts	Securitization of both originated and purchased credit card receivables	141

	Other securitization trusts	Securitization of originated automobile and student loans	141-143

RFS	Mortgage securitization trusts	Securitization of originated and purchased residential mortgages	141-143

IB	Mortgage and other securitization trusts	Securitization of both originated and purchased residential and commercial mortgages	141-143

IB	Multi-seller conduits Investor intermediation activities:	Assist clients in accessing the financial markets in a cost-efficient manner and structures transactions to meet investor needs	143

IB	Municipal bond vehicles		143-144

	Credit-related note and asset swap vehicles		144

The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 144 of this Note and on page 253 of JPMorgan Chase’s 2010 Annual Report.
Significant Firm-sponsored variable interest entities
Credit card securitizations
For a more detailed discussion of JPMorgan Chase’s involvement with credit card securitizations, see pages 245—246 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm is considered to be the primary beneficiary of the Firm-sponsored credit card securitization trusts. This includes the Firm’s primary card securitization trust, Chase Issuance Trust. The Firm consolidated  $58.4 billion and  $68.5 billion of assets held by Firm-administered credit-card securitization trusts and  $37.7 billion and  $44.3 billion of beneficial interests issued to third parties at March 31, 2011, and December 31, 2010, respectively.
The underlying securitized credit card receivables and other assets are available only for payment of the beneficial interests issued by the securitization trusts; they are not available to pay the Firm’s other obligations or the claims of the Firm’s other creditors.
Firm-sponsored mortgage and other securitization trusts
For a detailed description of the Firm’s involvement with Firm-sponsored mortgage and other securitization trusts, as well as accounting treatment, see Note 16 on page 246 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the total unpaid principal amount of assets held in JPMorgan Chase—sponsored securitization entities in which the Firm has continuing involvement, including those that are consolidated or not consolidated by the Firm. Continuing involvement includes servicing the loans; holding senior interests or subordinated interests; recourse or guarantee arrangements; and derivative transactions. In certain instances, the Firm’s only continuing involvement is servicing the loans. In the table below, the amount of beneficial interests held by JPMorgan Chase does not equal the assets held in nonconsolidated VIEs because of the existence of beneficial interests held by third parties, which are reflected at their current outstanding par amounts; and because a portion of the Firm’s retained interests (trading assets and AFS securities) are reflected at their fair values. See Securitization activity on pages 146—148 of this Note for further information regarding the Firm’s cash flows with and interests retained in nonconsolidated VIEs.

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
March 31, 2011(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$145.8	$1.4	$138.1	$0.7	$—	$0.7
Subprime	42.9	1.6	39.6	—	—	—
Option ARMs	35.0	0.3	34.7	—	—	—
Commercial and other(c)	146.7	—	92.2	1.6	0.7	2.3
Student	4.4	4.4	—	—	—	—

Total	$374.8	$7.7	$304.6	$2.3	$0.7	$3.0

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
December 31, 2010(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8	$0.7	$—	$0.7
Subprime	44.0	1.6	40.7	—	—	—
Option ARMs	36.1	0.3	35.8	—	—	—
Commercial and other(c)	153.4	—	106.2	2.0	0.9	2.9
Student	4.5	4.5	—	—	—	—

Total	$391.1	$8.6	$326.5	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 147 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)	Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non–JPMorgan Chase–originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 149–152 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)	Excludes senior and subordinated securities of $130 million and $67 million, respectively, at March 31, 2011, and $182 million and $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)	Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 107–113 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)	As of both March 31, 2011, and December 31, 2010, 66% of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes $207 million and $157 million of investment-grade and $495 million and $552 million of noninvestment-grade retained interests in prime residential mortgages at March 31, 2011, and December 31, 2010, respectively, and $2.0 billion and $2.6 billion of investment-grade and $259 million and $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.
Re-securitizations
The Firm also engages in certain re-securitization transactions in which debt securities are transferred to a VIE in exchange for new beneficial interests. These transfers occur to both agency (Fannie Mae, Freddie Mac and Ginnie Mae) and nonagency (private-label) sponsored VIEs, which may be backed by either residential or commercial mortgages and are often structured on behalf of clients. As of March 31, 2011, and December 31, 2010, the Firm did not consolidate any agency re-securitizations, as it did not have the power to direct the significant activities of the trust. As of March 31, 2011, and December 31, 2010, respectively, the Firm consolidated  $387 million and  $477 million of assets, and  $167 million and  $230 million of liabilities of private-label re-securitizations, as the Firm had both the power to direct the significant activities of, and retained an interest that is deemed to be significant in, the trust. For other nonconsolidated private-label re-securitizations, the Firm shares control over the resecuritization VIEs (i.e., established the VIE jointly with the investors) and therefore did not have unilateral ability to direct the significant activities of the entity. During the three months ended March 31, 2011 and 2010, the Firm transferred  $8.8 billion and  $6.5 billion, respectively, of securities to agency VIEs, and  $192 million and  $383 million, respectively, of securities to private-label VIEs. At March 31, 2011, and December 31, 2010, the Firm held approximately  $2.8 billion and  $3.5 billion of interests in nonconsolidated agency re-securitization entities, and  $49 million and  $46 million of senior and subordinated interests in nonconsolidated private-label re-securitization entities. See page 148 of this Note for further information on interests held in nonconsolidated securitization VIEs.
Multi-seller conduits
For a more detailed description of JPMorgan Chase’s principal involvement with Firm-administered, multi-seller conduits, see Note 16 on pages 249–250 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm consolidates its Firm-administered multi-seller conduits, as the Firm has both the power to direct the significant activities of the conduits and a potentially significant economic interest. The Firm consolidated  $20.6 billion and  $21.7 billion of assets held by Firm-administered multi-seller conduits and  $20.5 billion and  $21.6 billion of beneficial interests in commercial paper issued to third parties at March 31, 2011, and December 31, 2010, respectively.
The Firm provides deal-specific liquidity as well as program-wide liquidity and credit enhancement to the Firm-administered multi-seller conduits, which have been eliminated in consolidation. The Firm-administered multi-seller conduits then provide certain of their clients with lending-related commitments. The unfunded portion of these commitments was  $10.3 billion and  $10.0 billion at March 31, 2011, and December 31, 2010, respectively, and are included as off-balance sheet lending-related commitments. For more information on off-balance sheet lending-related commitments, see Note 21 on pages 156–159 of this Form 10-Q.
VIEs associated with investor intermediation activities
Municipal bond vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with municipal bond vehicles, see Note 16 on pages 250–251 of JPMorgan Chase’s 2010 Annual Report.
The Firm’s exposure to nonconsolidated municipal bond VIEs at March 31, 2011, and December 31, 2010, including the ratings profile of the VIEs’ assets, was as follows.

	Fair value of assets			Maximum
(in billions)	held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	exposure

Nonconsolidated municipal bond vehicles
March 31, 2011	$12.7	$8.2	$4.5	$8.2
December 31, 2010	13.7	8.8	4.9	8.8

	Ratings profile of VIE assets(c)
	Investment-grade				Noninvestment-grade	Fair value of	Wt. avg.
(in billions, except						assets held	expected life
where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BBB-	BB+ and below	by VIEs	of assets (years)

Nonconsolidated municipal bond vehicles
March 31, 2011	$2.0	$10.1	$0.6	$—	$—	$12.7	17.6
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)	The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both March 31, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.
The Firm consolidated  $5.9 billion and  $4.6 billion of municipal bond vehicles as of March 31, 2011, and December 31, 2010, respectively, due to the Firm owning the residual interests.
Credit-related note and asset swap vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with credit-related note and asset swap vehicles, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.
Exposure to nonconsolidated credit-related note and asset swap VIEs at March 31, 2011, and December 31, 2010, was as follows.

				Par value
	Net derivative	Trading	Total	of collateral
March 31, 2011 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit-related notes
Static structure	$0.5	$—	$0.5	$10.8
Managed structure	2.1	—	2.1	10.1

Total credit-related notes	2.6	—	2.6	20.9
Asset swaps	0.3	—	0.3	7.7

Total	$2.9	$—	$2.9	$28.6

				Par value
	Net derivative	Trading	Total	of collateral
December 31, 2010 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit- related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7

Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6

Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On–balance sheet exposure that includes net derivative receivables and trading assets — debt and equity instruments.

(c)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.
The Firm consolidated credit-related note vehicles with collateral fair values of  $137 million and  $142 million, respectively, and asset swap vehicles with collateral fair values of zero at both March 31, 2011, and December 31, 2010. The Firm consolidated these vehicles because in its role as secondary market-maker, it held positions in these entities that provided the Firm with control of certain vehicles.
VIEs sponsored by third parties
The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 253 of JPMorgan Chase’s 2010 Annual Report.
Investment in a third-party credit card securitization trust
The Firm holds two interests in a third-party-sponsored VIE, which is a credit card securitization trust that owns credit card receivables issued by a national retailer. The Firm is not the primary beneficiary of the trust. The Firm’s interest in the VIEs include investments classified as AFS securities that had a fair value of  $3.2 billion and  $3.1 billion at March 31, 2011, and December 31, 2010, respectively, and other interests which are classified as loans and have a fair value of approximately  $1.0 billion at both March 31, 2011, and December 31, 2010. For more information on AFS securities and loans, see Notes 11 and 13 on pages 116–120 and 122–138, respectively, of this Form 10-Q.
Consolidated VIE assets and liabilities
The following table presents information on assets and liabilities related to VIEs consolidated by the Firm as of March 31, 2011, and December 31, 2010.

	Assets				Liabilities
	Trading assets
March 31, 2011	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$57.0	$1.4	$58.4	$37.7	$—	$37.7
Firm-administered multi-seller conduits	—	20.2	0.4	20.6	20.5	—	20.5
Mortgage securitization entities(e)	1.0	2.7	—	3.7	2.0	1.5	3.5
Other(f)	9.3	4.3	1.6	15.2	10.7	0.3	11.0

Total	$10.3	$84.2	$3.4	$97.9	$70.9	$1.8	$72.7

	Assets				Liabilities
	Trading assets
December 31, 2010	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(e)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(f)	8.0	4.4	1.6	14.0	9.3	0.3	9.6

Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Included assets classified as cash, derivative receivables, AFS securities and other assets within the Consolidated Balance Sheets.

(b)	The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(c)	The interest-bearing beneficial-interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $45.6 billion and $52.6 billion at March 31, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of March 31, 2011, and December 31, 2010, were as follows: $7.5 billion and $13.9 billion under one year, $29.1 billion and $29.0 billion between one and five years, and $9.0 billion and $9.7 billion over five years.

(d)	Included liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.

(e)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(f)	Primarily comprised of municipal bond vehicles and student loans.
Supplemental information on loan securitizations
The Firm securitizes and sells a variety of loans, including residential mortgage, credit card, automobile, student and commercial (primarily related to real estate) loans, as well as debt securities. The primary purposes of these securitization transactions are to satisfy investor demand and to generate liquidity for the Firm.
Securitization activity
The following tables provide information related to the Firm’s securitization activities for the three months ended March 31, 2011 and 2010, related to assets held in JPMorgan Chase—sponsored securitization entities that were not consolidated by the Firm, as sale accounting was achieved based on the accounting rules in effect at the time of the securitization. For the three month period ended March 31, 2011 and 2010, there were no mortgage loans that were securitized, except for commercial and other in 2011, and there were no cash flows from the Firm to the SPEs related to recourse or guarantee arrangements.

	Three months ended March 31, 2011
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

Principal securitized	$—	$—	$—	$1,493
All cash flows during the period(a):
Proceeds from new securitizations(b)	$—	$—	$—	$1,558
Servicing fees collected	64	59	103	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	379	6	6	—
Cash flows received on the interests that continue to be held by the Firm(d)	61	5	1	47

	Three months ended March 31, 2010
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

All cash flows during the period(a):
Servicing fees collected	$75	$46	$117	$1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	48	—	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	159	4	7	40

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)	Includes $1.6 billion and zero of proceeds from new securitizations received as securities for the three months ended March 31, 2011 and 2010, respectively. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off–balance sheet, nonconsolidated entities — for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests — including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.
Loans sold to agencies and other third-party sponsored securitization entities
In addition to the amounts reported in the securitization activity tables above, the Firm, in the normal course of business, sells originated and purchased mortgage loans, predominantly to Ginnie Mae, Fannie Mae and Freddie Mac (the “Agencies”). These loans are sold primarily for the purpose of securitization by the Agencies, which also provide credit enhancement of the loans through certain guarantee provisions. The Firm does not consolidate these securitization vehicles, as it is not the primary beneficiary. In connection with these loan sales, the Firm makes certain representations and warranties. For additional information about the Firm’s loan sale- and securitization-related indemnifications, see Note 21 on pages 156–159 of this Form 10-Q.
For a more detailed description of JPMorgan Chase’s principal involvement with loans sold to government-sponsored agencies and other third-party sponsored securitization entities, see Note 16 on page 257 of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the activities related to loans sold to U.S. government-sponsored agencies and third-party sponsored securitization entities.

	Three months ended March 31,
(in millions)	2011	2010

Carrying value of loans sold(a)(b)	$39,247	$35,374

Proceeds received from loan sales as cash	340	336
Proceeds received from loan sales as securities(c)	38,172	34,370

Total proceeds received from loan sales	$38,512	$34,706

Gains on loan sales	22	21

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 149—152 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.
As of March 31, 2011, and December 31, 2010, loans repurchased, or loans with the option to repurchase, were  $13.1 billion and  $13.0 billion, respectively, primarily related to loans sold to U.S. government agencies. Additionally, real estate owned resulting from repurchases of loans sold to U.S. government agencies was  $2.3 billion and  $1.9 billion as of March 31, 2011, and December 31, 2010, respectively. Substantially all of these loans and real estate owned continue to be insured or guaranteed by U.S. government agencies, and where applicable, reimbursement is proceeding normally.
JPMorgan Chase’s interest in securitized assets held at fair value
The following table outlines the key economic assumptions used to determine the fair value, as of March 31, 2011, and December 31, 2010, of certain of the Firm’s retained interests in nonconsolidated VIEs (other than MSRs), that are valued using modeling techniques. The table also outlines the sensitivities of those fair values to immediate 10% and 20% adverse changes in assumptions used to determine fair value. For a discussion of MSRs, see Note 16 on pages 149–152 of this Form 10-Q.

March 31, 2011	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$702	$2,271

Weighted-average life (in years)	6.6	2.7

Weighted-average constant prepayment rate(d)	6.7%	—%
	CPR	CPR
Impact of 10% adverse change	$(2)	$—
Impact of 20% adverse change	(12)	—

Weighted-average loss assumption	8.3%	1.6%
Impact of 10% adverse change	$(1)	$(62)
Impact of 20% adverse change	(11)	(142)
Weighted-average discount rate	11.6%	20.5%
Impact of 10% adverse change	$(27)	$(54)
Impact of 20% adverse change	(51)	(103)

December 31, 2010	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$708	$2,906

Weighted-average life (in years)	5.5	3.3

Weighted-average constant prepayment rate(d)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—

Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)	Includes retained interests in Alt-A loans and re-securitization transactions.

(b)	The Firm’s interests in subprime securitizations were $23 million and $14 million, as of March 31, 2011 and December 31, 2010, respectively. Additionally, the Firm had interests in Option ARM securitizations of $29 million at both March 31, 2011, and December 31, 2010.

(c)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(d)	CPR: constant prepayment rate.
The sensitivity analysis in the preceding table is hypothetical. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated easily, because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in the table, the effect that a change in a particular assumption may have on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might counteract or magnify the sensitivities. The above sensitivities also do not reflect risk management practices the Firm may undertake to mitigate such risks.
Loan delinquencies and net charge-offs
The table below includes information about delinquencies, liquidation losses and components of off-balance sheet securitized financial assets as of March 31, 2011, and December 31, 2010.

					Liquidation losses
	Credit exposure		90 days past due		Three months ended
	March 31,	Dec. 31,	March 31,	Dec. 31,	March 31,
(in millions)	2011	2010	2011	2010	2011	2010

Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$138,064	$143,764	$32,924	$33,093	$1,490	$1,689
Subprime mortgage	39,628	40,721	15,518	15,456	1,000	1,165
Option ARMs	34,648	35,786	10,733	10,788	443	589
Commercial and other	92,212	106,245	4,930	5,791	204	27

Total loans securitized(c)	$304,552	$326,516	$64,105	$65,128	$3,137	$3,470

(a)	Total assets held in securitization-related SPEs were $374.8 billion and $391.1 billion at March 31, 2011, and December 31, 2010, respectively. The $304.6 billion and $326.5 billion of loans securitized at March 31, 2011, and December 31, 2010, respectively, excludes: $62.5 billion and $56.0 billion of securitized loans in which the Firm has no continuing involvement, and $7.7 billion and $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at March 31, 2011, and December 31, 2010, respectively.

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.

Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 16 — GOODWILL AND OTHER INTANGIBLE ASSETS
For a discussion of accounting policies related to goodwill and other intangible assets, see Note 17 on pages 260–273 of JPMorgan Chase’s 2010 Annual Report.
Goodwill and other intangible assets consist of the following.

(in millions)	March 31, 2011	December 31, 2010

Goodwill	$48,856	$48,854
Mortgage servicing rights	13,093	13,649

Other intangible assets:
Purchased credit card relationships	$820	$897
Other credit card–related intangibles	582	593
Core deposit intangibles	806	879
Other intangibles	1,649	1,670

Total other intangible assets	$3,857	$4,039

Goodwill
The following table presents goodwill attributed to the business segments.

(in millions)	March 31, 2011	December 31, 2010

Investment Bank	$5,249	$5,278
Retail Financial Services	16,490	16,496
Card Services & Auto	14,564	14,522
Commercial Banking	2,864	2,866
Treasury & Securities Services	1,669	1,680
Asset Management	7,643	7,635
Corporate/Private Equity	377	377

Total goodwill	$48,856	$48,854

The following table presents changes in the carrying amount of goodwill.

	Three months ended March 31,
(in millions)	2011	2010

Balance at January 1,(a)	$48,854	$48,357
Changes during the period from:
Business combinations	(5)	9
Dispositions	—	(19)
Other(b)	7	12

Balance at March 31,(a)	$48,856	$48,359

(a)	Reflects gross goodwill balances as the Firm has not recognized any impairment losses to date.

(b)	Includes foreign currency translation adjustments and other tax-related adjustments.
Goodwill was not impaired at March 31, 2011, or December 31, 2010, nor was any goodwill written off due to impairment during the three month periods ended March 31, 2011 or 2010. During the three months ended March 31, 2011, the Firm reviewed current conditions and prior projections for all of its reporting units. In addition, the Firm updated the discounted cash flow valuations of its consumer lending businesses in RFS and Card, as these businesses continue to have elevated risk for goodwill impairment due to their exposure to U.S. consumer credit risk and the effects of regulatory and legislative changes. As a result of these reviews, the Firm concluded that goodwill for these businesses and the Firm’s other reporting units was not impaired at March 31, 2011.
Mortgage servicing rights
Mortgage servicing rights represent the fair value of expected future cash flows for performing servicing activities for others. The fair value considers estimated future fees and ancillary revenues, offset by estimated costs to service the loans. The fair value of mortgage servicing rights naturally declines over time as net servicing cash flows are received, effectively amortizing the MSR asset against contractual and ancillary fee income. For a further description of the MSR asset, interest rate risk management, and the valuation of MSRs, see Notes 17 on pages 260–263, respectively of JPMorgan Chase’s 2010 Annual Report and Note 3 on pages 94–105 of this Form 10-Q.
In the first quarter of 2011, the Firm determined that the fair value of the MSR asset had declined, reflecting higher estimated future servicing costs related to enhanced servicing processes, particularly loan modification and foreclosure procedures, including costs to comply with Consent Orders entered into with the banking regulators. The increase in the cost to service assumption contemplates significant and prolonged increases in staffing levels in the core and default servicing functions, and specifically considers the higher cost to service certain high-risk vintages. These higher estimated future costs resulted in a  $1.1 billion decrease in the fair value of the MSR asset during the three months ended March 31, 2011. This decrease partially offset by an increase in fair value due to the effects of higher market interest rates (which tend to decrease prepayments and therefore extend the expected life of the net servicing cash flows that comprise the MSR asset).
The decrease in the fair value of the MSR in the current quarter results in a lower asset value that will amortize in future periods against contractual and ancillary fee income received in future periods. While there is expected to be higher levels of noninterest expense associated with higher servicing costs in those future periods, there will also be less MSR amortization, which will have the effect of increasing mortgage fees and related income. The amortization of the MSR is reflected in the tables below in the row “Other changes in fair value.”
The following table summarizes MSR activity for the three months ended March 31, 2011 and 2010.

	Three months ended March 31,
(in millions, except where otherwise noted)	2011	2010

Fair value at January 1,	$13,649	$15,531
MSR activity
Originations of MSRs	757	689
Purchase of MSRs	1	14
Disposition of MSRs	—	—

Total net additions	758	703
Change in valuation due to inputs and assumptions(a)	(751)	(96)
Other changes in fair value(b)	(563)	(607)

Total change in fair value of MSRs(c)	(1,314)	(703)

Fair value at March 31(d)	$13,093	$15,531

Change in unrealized gains/(losses) included in income related to MSRs held at March 31	$(751)	$(96)

Contractual service fees, late fees and other ancillary fees included in income	$1,025	$1,132

Third-party mortgage loans serviced at March 31 (in billions)	$963	$1,084

Servicer advances, net at March 31 (in billions)(e)	$10.8	$9.0

(a)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model.

(b)	Includes changes in MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(c)	Includes changes related to commercial real estate of $(2) million for both the three months ended March 31, 2011 and 2010, respectively.

(d)	Includes $38 million and $39 million related to commercial real estate at March 31, 2011 and 2010, respectively.

(e)	Represents amounts the Firm pays as the servicer (e.g., scheduled principal and interest to a trust, taxes and insurance), which will generally be reimbursed within a short period of time after the advance from future cash flows from the trust or the underlying loans. The Firm’s credit risk associated with these advances is minimal because reimbursement of the advances is senior to all cash payments to investors. In addition, the Firm maintains the right to stop payment if the collateral is insufficient to cover the advance.
The following table presents the components of mortgage fees and related income (including the impact of MSR risk management activities) for the three months ended March 31, 2011 and 2010.

	Three months ended March 31,
(in millions)	2011	2010

RFS mortgage fees and related income
Net production revenue:
Production revenue	$679	$433
Repurchase losses	(420)	(432)

Net production revenue	259	1

Net mortgage servicing revenue
Operating revenue:
Loan servicing revenue	1,052	1,107
Other changes in MSR asset fair value(a)	(563)	(605)

Total operating revenue	489	502

Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model(b)	(751)	(96)
Derivative valuation adjustments and other	(486)	248

Total risk management	(1,237)	152

Total RFS net mortgage servicing revenue	(748)	654

All other(c)	2	3

Mortgage fees and related income	$(487)	$658

(a)	Includes changes in the MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(b)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the MSR valuation model.

(c)	Primarily represents risk management activities performed by the Chief Investment Office (“CIO”) in the Corporate sector.
The table below outlines the key economic assumptions used to determine the fair value of the Firm’s MSRs at March 31, 2011, and December 31, 2010; and it outlines the sensitivities of those fair values to immediate adverse changes in those assumptions, as defined below.

(in millions, except rates)	March 31, 2011	December 31, 2010

Weighted-average prepayment speed assumption (“CPR”)	10.15%	11.29%
Impact on fair value of 10% adverse change	$(727)	$(809)
Impact on fair value of 20% adverse change	(1,407)	(1,568)

Weighted-average option adjusted spread	3.94%	3.94%
Impact on fair value of 100 basis points adverse change	$(592)	$(578)
Impact on fair value of 200 basis points adverse change	(1,136)	(1,109)

CPR: Constant prepayment rate.
The sensitivity analysis in the preceding table is hypothetical and should be used with caution. Changes in fair value based on variation in assumptions generally cannot be easily extrapolated, because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in this table, the effect that a change in a particular assumption may have on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.
Other intangible assets
The  $182 million decrease in other intangible assets during the three months ended March 31, 2011, was predominantly due to  $217 million in amortization.
The components of credit card relationships, core deposits and other intangible assets were as follows.

	March 31, 2011			December 31, 2010
			Net			Net
	Gross	Accumulated	carrying	Gross	Accumulated	carrying
(in millions)	amount(a)	amortization(a)	value	amount	amortization	value

Purchased credit card relationships	$3,829	$3,009	$820	$5,789	$4,892	$897
Other credit card–related intangibles	858	276	582	907	314	593
Core deposit intangibles	4,132	3,326	806	4,280	3,401	879
Other intangibles	2,466	817	1,649	2,515	845	1,670

(a)	The decrease in the gross amount and accumulated amortization from December 31, 2010 was due to the removal of fully amortized assets.
Intangible assets of approximately  $600 million consisting primarily of asset management advisory contracts, were determined to have an indefinite life and are not amortized.
Amortization expense
The following table presents amortization expense related to credit card relationships, core deposits and other intangible assets.

	Three months ended March 31,
(in millions)	2011	2010

Purchased credit card relationships	$80	$97
All other intangibles:
Other credit card–related intangibles	26	26
Core deposit intangibles	72	83
Other intangibles	39	37

Total amortization expense	$217	$243

Future amortization expense
The following table presents estimated future amortization expense related to credit card relationships, core deposits and other intangible assets.

		Other credit
	Purchased credit	card related	Core deposit	Other
For the year: (in millions)	card relationships	intangibles	intangibles	intangibles	Total

2011	$294	$106	$284	$142	$826
2012	254	109	240	135	738
2013	213	106	195	128	642
2014	110	105	100	111	426
2015	24	97	25	94	240

Deposits	3 Months Ended
Mar. 31, 2011
Deposits [Abstract]
DEPOSITS
NOTE 17 — DEPOSITS
For further discussion of deposits, see Note 19 on pages 263—264 in JPMorgan Chase’s 2010 Annual Report.
At March 31, 2011, and December 31, 2010, noninterest-bearing and interest-bearing deposits were as follows.

(in millions)	March 31, 2011	December 31, 2010

U.S. offices
Noninterest-bearing	$244,136	$228,555
Interest-bearing
Demand(a)	34,944	33,368
Savings(b)	345,558	334,632
Time (included $3,062 and $2,733 at fair value)(c)	88,152	87,237

Total interest-bearing deposits	468,654	455,237

Total deposits in U.S. offices	712,790	683,792

Non-U.S. offices
Noninterest-bearing	11,644	10,917
Interest-bearing
Demand	194,726	174,417
Savings	710	607
Time (included $1,215 and $1,636 at fair value)(c)	75,959	60,636

Total interest-bearing deposits	271,395	235,660

Total deposits in non-U.S. offices	283,039	246,577

Total deposits	$995,829	$930,369

(a)	Includes Negotiable Order of Withdrawal (“NOW”) accounts, and certain trust accounts.

(b)	Includes Money Market Deposit Accounts (“MMDAs”).

(c)	Includes structured notes classified as deposits for which the fair value option has been elected. For further discussion, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.

Other Borrowed Funds	3 Months Ended
Mar. 31, 2011
Other Borrowed Funds [Abstract]
OTHER BORROWED FUNDS
NOTE 18 — OTHER BORROWED FUNDS
The following table details the components of other borrowed funds.

(in millions)	March 31, 2011	December 31, 2010

Advances from Federal Home Loan Banks(a)	$1,500	$2,250
Other	35,204	32,075

Total other borrowed funds(b)(c)	$36,704	$34,325

(a)	Effective January 1, 2011, $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $10.6 billion and $9.9 billion accounted for at fair value at March 31, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $16.4 billion and $14.8 billion secured by assets totaling $16.3 billion and $15.0 billion at March 31, 2011, and December 31, 2010, respectively.
As of March 31, 2011, and December 31, 2010, JPMorgan Chase had no significant lines of credit for general corporate purposes.

Earnings Per Share	3 Months Ended
Mar. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 19 — EARNINGS PER SHARE
For a discussion of the computation of basic and diluted earnings per share (“EPS”), see Note 25 on page 269 of JPMorgan Chase’s 2010 Annual Report. The following table presents the calculation of basic and diluted EPS for the three months ended March 31, 2011 and 2010.

	Three months ended March 31,
(in millions, except per share amounts)	2011	2010

Basic earnings per share
Net income	$5,555	$3,326
Less: Preferred stock dividends	157	162

Net income applicable to common equity	5,398	3,164
Less: Dividends and undistributed earnings allocated to participating securities	262	190

Net income applicable to common stockholders	$5,136	$2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5

Net income per share	$1.29	$0.75

	Three months ended March 31,
(in millions, except per share amounts)	2011	2010

Diluted earnings per share
Net income applicable to common stockholders	$5,136	$2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5
Add: Employee stock options, SARs and warrants(a)	32.5	24.2

Total weighted-average diluted shares outstanding(b)	4,014.1	3,994.7

Net income per share	$1.28	$0.74

(a)	Excluded from the computation of diluted EPS (due to the antidilutive effect) were options issued under employee benefit plans and the warrants originally issued in 2008 under the U.S. Treasury’s Capital Purchase Program to purchase shares of the Firm’s common stock. The aggregate number of shares issuable upon the exercise of such options and warrants was 85 million and 239 million for the three months ended March 31, 2011 and 2010, respectively.

(b)	Participating securities were included in the calculation of diluted EPS using the two-class method, as this computation was more dilutive than the calculation using the treasury stock method.

Accumulated Other Comprehensive Income/(Loss)	3 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income/(Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
NOTE 20 — ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
AOCI includes the after-tax change in unrealized gains and losses on AFS securities, foreign currency translation adjustments (including the impact of related derivatives), cash flow hedging activities, and net loss and prior service costs/(credit) related to the Firm’s defined benefit pension and OPEB plans.

							Net loss and prior
							service costs/(credit)	Accumulated
As of or for the three months ended	Unrealized		Translation				of defined benefit	other
March 31, 2011	gains/(losses) on		adjustments,				pension and	comprehensive
(in millions)	AFS securities(b)		net of hedges		Cash flow hedges		OPEB plans	income/(loss)

Balance at January 1, 2011	$2,498	(c)	$253		$206		$(1,956)	$1,001
Net change	(251)	(d)	24	(e)	(79)	(f)	17 (g)	(289)

Balance at March 31, 2011	$2,247	(c)	$277		$127		$(1,939)	$712

						Net loss and prior
						service costs/(credit)	Accumulated
As of or for the three months ended	Unrealized		Translation			of defined benefit	other
March 31, 2010	gains/(losses) on		adjustments,			pension and	comprehensive
(in millions)	AFS securities(b)		net of hedges	Cash flow hedges		OPEB plans	income/(loss)

Balance at January 1, 2010	$2,032	(c)	$(16)	$181		$(2,288)	$(91)
Cumulative effect of change in accounting principle(a)	(129)		—	—		—	(129)
Net change	796	(d)	31 (e)	85	(f)	69 (g)	981

Balance at March 31, 2010	$2,699	(c)	$15	$266		$(2,219)	$761

(a)	Reflects the effect of adoption of accounting guidance related to the consolidation of VIEs. AOCI decreased by $129 million due to the adoption of the accounting guidance related to VIEs, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation; for further discussion see Note 15 on pages 141—149 of this Form 10-Q.

(b)	Represents the after-tax difference between the fair value and amortized cost of securities accounted for as AFS.

(c)	At March 31, 2011, January 1, 2011, March 31, 2010, and January 1, 2010, included after-tax unrealized losses not related to credit on debt securities for which credit losses have been recognized in income of $(65) million, $(81) million, $(193) million and $(226) million, respectively.

(d)	The net change for the three months ended March 31, 2011, was due primarily to decreased market value on pass-through agency MBS and agency collateralized mortgage obligations, as well as on foreign government debt, partially offset by the narrowing of spreads on collateralized loan obligations and foreign residential MBS. The net change for the three months ended March 31, 2010, was due primarily to the narrowing of spreads on commercial and nonagency residential MBS, as well as on collateralized loan obligations; also reflected increased market value on pass-through agency residential MBS.

(e)	At March 31, 2011 and 2010, included after-tax gains/(losses) on foreign currency translation from operations for which the functional currency is other than the U.S. dollar of $262 million and $(170) million, respectively, partially offset by after-tax gains/(losses) on hedges of $(238) million and $201 million, respectively. The Firm may not hedge its entire exposure to foreign currency translation on net investments in foreign operations.

(f)	The net change for the three months ended March 31, 2011, included $71 million of after-tax gains recognized in income, and $(8) million of after-tax losses, representing the net change in derivative fair value that was reported in comprehensive income. The net change for the three months ended March 31, 2010, included $(2) million of after-tax losses recognized in income and $83 million of after-tax gains, representing the net change in derivative fair value that was reported in comprehensive income.

(g)	The net changes for the three-month periods ended March 31, 2011 and 2010, were due to after-tax adjustments based on the final year-end actuarial valuations for the U.S. and non-U.S. defined benefit pension and OPEB plans (for 2010 and 2009, respectively); and the amortization of net loss and prior service credit into net periodic benefit cost.

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments	3 Months Ended
Mar. 31, 2011
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
OFF-BALANCE SHEET LENDING-RELATED FINANCIAL INSTRUMENTS, GUARANTEES AND OTHER COMMITMENTS
NOTE 21 — OFF–BALANCE SHEET LENDING-RELATED FINANCIAL INSTRUMENTS, GUARANTEES AND OTHER COMMITMENTS
JPMorgan Chase provides lending-related financial instruments (e.g., commitments and guarantees) to meet the financing needs of its customers. The contractual amount of these financial instruments represents the Firm’s maximum possible credit risk should the counterparty draw upon the commitment or the Firm be required to fulfill its obligation under the guarantee, and the counterparty subsequently fail to perform according to the terms of the contract. Most of these commitments and guarantees expire without being drawn or a default occurring. As a result, the total contractual amount of these instruments is not, in the Firm’s view, representative of its actual future credit exposure or funding requirements. For a discussion of off–balance sheet lending-related financial instruments and guarantees, and the Firm’s related accounting policies, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report.
To provide for the risk of loss inherent in wholesale and consumer (excluding credit card) related contracts, an allowance for credit losses on lending-related commitments is maintained. See Note 14 on pages 139–140 of this Form 10-Q for further discussion regarding the allowance for credit losses on lending-related commitments.
The following table summarizes the contractual amounts and carrying values of off–balance sheet lending-related financial instruments, guarantees and other commitments at March 31, 2011, and December 31, 2010. The amounts in the table below for credit card and home equity lending-related commitments represent the total available credit for these products. The Firm has not experienced, and does not anticipate, that all available lines of credit for these products will be utilized at the same time. The Firm can reduce or cancel credit card lines of credit by providing the borrower prior notice or, in some cases, without notice as permitted by law. The Firm may reduce or close home equity lines of credit when there are significant decreases in the value of the underlying property, or when there has been a demonstrable decline in the creditworthiness of the borrower.
Off–balance sheet lending-related financial instruments, guarantees and other commitments

	Contractual amount		Carrying value(j)
	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010

Lending-related
Consumer, excluding credit card:
Home equity – senior lien	$17,406	$17,662	$—	$—
Home equity – junior lien	30,146	30,948	—	—
Prime mortgage	745	1,266	—	—
Subprime mortgage	—	—	—	—
Auto	5,947	5,246	1	2
Business banking	9,808	9,702	5	4
Student and other	508	579	—	—

Total consumer, excluding credit card	64,560	65,403	6	6

Credit card	565,813	547,227	—	—

Total consumer	630,373	612,630	6	6

Wholesale:
Other unfunded commitments to extend credit(a)(b)	206,679	199,859	340	364
Standby letters of credit and other financial guarantees(a)(b)(c)(d)	95,361	94,837	706	705
Unused advised lines of credit	47,578	44,720	—	—
Other letters of credit(a)(d)	5,943	6,663	1	2

Total wholesale	355,561	346,079	1,047	1,071

Total lending-related	$985,934	$958,709	$1,053	$1,077

Other guarantees and commitments
Securities lending indemnifications(e)	$200,627	$181,717	$NA	$NA
Derivatives qualifying as guarantees(f)	87,360	87,768	372	294
Unsettled reverse repurchase and securities borrowing agreements(g)	47,021	39,927	—	—
Other guarantees and commitments(h)	6,373	6,492	(6)	(6)
Loan sale and securitization-related indemnifications:
Repurchase liability(i)	NA	NA	3,474	3,285
Loans sold with recourse	10,823	10,982	148	153

(a)	At March 31, 2011, and December 31, 2010, represents the contractual amount net of risk participations totaling $570 million and $542 million, respectively, for other unfunded commitments to extend credit; $22.8 billion and $22.4 billion, respectively, for standby letters of credit and other financial guarantees; and $1.3 billion and $1.1 billion, respectively, for other letters of credit. In regulatory filings with the Federal Reserve Board these commitments are shown gross of risk participations.

(b)	Included credit enhancements and bond and commercial paper liquidity commitments to U.S. states and municipalities, hospitals and other not-for-profit entities of $43.9 billion and $43.4 billion, at March 31, 2011, and December 31, 2010, respectively.

(c)	At March 31, 2011, and December 31, 2010, included unissued standby letters of credit commitments of $41.5 billion and $41.6 billion, respectively.

(d)	At March 31, 2011, and December 31, 2010, JPMorgan Chase held collateral relating to $38.0 billion and $37.8 billion, respectively, of standby letters of credit; and $2.0 billion and $2.1 billion, respectively, of other letters of credit.

(e)	At March 31, 2011, and December 31, 2010, collateral held by the Firm in support of securities lending indemnification agreements was $203.4 billion and $185.0 billion, respectively. Securities lending collateral comprises primarily cash, and securities issued by governments that are members of the Organisation for Economic Co-operation and Development (“OECD”) and U.S. government agencies.

(f)	Represents notional amounts of derivatives qualifying as guarantees. The carrying value at March 31, 2011, and December 31, 2010, reflected derivative payables of $467 million and $390 million, respectively, less derivative receivables of $95 million and $96 million, respectively.

(g)	At March 31, 2011, and December 31, 2010, the amount of commitments related to forward starting reverse repurchase agreements and securities borrowing agreements were $12.5 billion and $14.4 billion, respectively. Commitments related to unsettled reverse repurchase agreements and securities borrowing agreements with regular way settlement periods were $34.5 billion and $25.5 billion at March 31, 2011, and December 31, 2010, respectively.

(h)	At March 31, 2011, and December 31, 2010, included unfunded commitments of $943 million and $1.0 billion, respectively, to third-party private equity funds; and $1.3 billion and $1.4 billion, respectively, to other equity investments. These commitments included $885 million and $1.0 billion, respectively, related to investments that are generally fair valued at net asset value as discussed in Note 3 on pages 94–105 of this Form 10-Q. In addition, at both March 31, 2011, and December 31, 2010, included letters of credit hedged by derivative transactions and managed on a market risk basis of $3.8 billion.

(i)	Represents estimated repurchase liability related to indemnifications for breaches of representations and warranties in loan sale and securitization agreements. For additional information, see Loan sale and securitization-related indemnifications on pages 158–159 of this Note.

(j)	For lending-related products, the carrying value represents the allowance for lending-related commitments and the guarantee liability, for derivative-related products the carrying value represents the fair value. For all other products the carrying value represents the valuation reserve.
Other unfunded commitments to extend credit
Other unfunded commitments to extend credit are generally compromised of commitments for working capital and general corporate purposes, as well as extensions of credit to support commercial paper facilities and bond financings in the event that those obligations cannot be remarketed to new investors.
Also included in other unfunded commitments to extend credit are commitments to noninvestment-grade counterparties in connection with leveraged and acquisition finance activities, which were  $5.5 billion and  $5.9 billion at March 31, 2011, and December 31, 2010, respectively. For further information, see Note 3 and Note 4 on pages 94–105 and 105–106 respectively, of this Form 10-Q.
Guarantees
The Firm considers the following off–balance sheet lending-related arrangements to be guarantees under U.S. GAAP: standby letters of credit and financial guarantees, securities lending indemnifications, certain indemnification agreements included within third-party contractual arrangements and certain derivative contracts. For a further discussion of the off–balance sheet lending-related arrangements the Firm considers to be guarantees, and the related accounting policies, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report. The recorded amounts of the liabilities related to guarantees and indemnifications at March 31, 2011, and December 31, 2010, excluding the allowance for credit losses on lending-related commitments, are discussed on pages 158–159 of this Note.
Standby letters of credit
Standby letters of credit (“SBLC”) and other financial guarantees are conditional lending commitments issued by the Firm to guarantee the performance of a customer to a third party under certain arrangements, such as commercial paper facilities, bond financings, acquisition financings, trade and similar transactions. The carrying values of standby and other letters of credit were  $707 million at both March 31, 2011, and December 31, 2010, respectively, which were classified in accounts payable and other liabilities on the Consolidated Balance Sheets; these carrying values include  $342 million and  $347 million, respectively, for the allowance for lending-related commitments, and  $365 million and  $360 million, respectively, for the guarantee liability and corresponding asset.
The following table summarizes the types of facilities under which standby letters of credit and other letters of credit arrangements are outstanding by the ratings profiles of the Firm’s customers, as of March 31, 2011, and December 31, 2010.
Standby letters of credit and other financial guarantees and other letters of credit

	March 31, 2011		December 31, 2010
	Standby letters of		Standby letters of
	credit and other	Other letters	credit and other	Other letters
(in millions)	financial guarantees	of credit	financial guarantees	of credit

Investment-grade(a)	$71,244	$4,761	$70,236	$5,289
Noninvestment-grade(a)	24,117	1,182	24,601	1,374

Total contractual amount(b)	$95,361 (c)	$5,943	$94,837 (c)	$6,663

Allowance for lending-related commitments	$341	$1	$345	$2
Commitments with collateral	38,034	1,986	37,815	2,127

(a)	The ratings scale is based on the Firm’s internal ratings which generally correspond to ratings as defined by S&P and Moody’s.

(b)	At March 31, 2011, and December 31, 2010, represented contractual amount net of risk participations totaling $22.8 billion and $22.4 billion, respectively, for standby letters of credit and other financial guarantees; and $1.3 billion and $1.1 billion, respectively, for other letters of credit. In regulatory filings with the Federal Reserve these commitments are shown gross of risk participations.

(c)	At March 31, 2011, and December 31, 2010, included unissued standby letters of credit commitments of $41.5 billion and $41.6 billion, respectively.
Derivatives qualifying as guarantees
In addition to the contracts described above, the Firm transacts certain derivative contracts that meet the characteristics of a guarantee under U.S. GAAP. For further information on these derivatives, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report. The total notional value of the derivatives that the Firm deems to be guarantees was  $87.4 billion and  $87.8 billion at March 31, 2011, and December 31, 2010, respectively. The notional amount generally represents the Firm’s maximum exposure to derivatives qualifying as guarantees. However, exposure to certain stable value derivatives is contractually limited to a substantially lower percentage of the notional amount; the notional amount on these stable value contracts was  $26.1 billion and  $25.9 billion and the maximum exposure to loss was  $2.7 billion, at both March 31, 2011, and December 31, 2010. The fair values of the contracts reflects the probability of whether the Firm will be required to perform under the contract. The fair value related to derivative guarantees were derivative payables of  $467 million and  $390 million and derivative receivables of  $95 million and  $96 million at March 31, 2011, and December 31, 2010, respectively. The Firm reduces exposures to these contracts by entering into offsetting transactions, or by entering into contracts that hedge the market risk related to the derivative guarantees.
In addition to derivative contracts that meet the characteristics of a guarantee, the Firm is both a purchaser and seller of credit protection in the credit derivatives market. For a further discussion of credit derivatives, see Note 5 on pages 107–113 of this Form 10-Q, and Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
Loan sale- and securitization-related indemnifications
Indemnifications for breaches of representations and warranties
In connection with the Firm’s loan sale and securitization activities with the GSEs and other loan sale and private-label securitization transactions, as described in Notes 13 and 15 on pages 122–138 and 141–149, respectively, of this Form 10-Q, and Notes 14 and 16 on pages 220–238 and 244–259, respectively of JPMorgan Chase’s 2010 Annual Report, the Firm has made representations and warranties that the loans sold meet certain requirements. The Firm may be, and has been, required to repurchase loans and/or indemnify the GSEs and other investors for losses due to material breaches of these representations and warranties; however, predominantly all of the repurchase demands received by the Firm and the Firm’s losses realized to date are related to loans sold to the GSEs.
The Firm has recognized a repurchase liability of  $3.5 billion and  $3.3 billion, as of March 31, 2011, and December 31, 2010, respectively, which is reported in accounts payable and other liabilities net of probable recoveries from third parties.
Substantially all of the estimates and assumptions underlying the Firm’s established methodology for computing its recorded repurchase liability — including factors such as the amount of probable future demands from purchasers, the ability of the Firm to cure identified defects, the severity of loss upon repurchase or foreclosure, and recoveries from third parties — require application of a significant level of management judgment. Estimating the repurchase liability is further complicated by limited and rapidly changing historical data and uncertainty surrounding numerous external factors, including: (i) macro-economic factors and (ii) the level of future demands, which is dependent, in part, on actions taken by third parties such as the GSEs and mortgage insurers. While the Firm uses the best information available to it in estimating its repurchase liability, the estimation process is inherently uncertain and imprecise and, accordingly, losses in excess of the amounts accrued as of March 31, 2011, are reasonably possible.
The Firm believes the estimate of the range of reasonably possible losses, in excess of reserves established, for its repurchase liability is from  $0 to approximately  $1.8 billion at March 31, 2011. This estimated range of reasonably possible loss is based on an assumed peak to trough decline in home prices of 44%, which is an additional 11 percentage point decline in home prices beyond the Firm’s current assumptions. Such a decline could increase the level of loan delinquencies, thereby potentially increasing the repurchase demand rate from the GSEs and increasing loss severity on repurchased loans, each of which could affect the Firm’s repurchase liability. The Firm does not consider such a further decline in home prices to be likely to occur, and actual repurchase losses could vary significantly from the Firm’s recorded repurchase liability or this estimate of reasonably possible additional losses, depending on the outcome of various factors, including those considered above.
The following table summarizes the change in the repurchase liability for each of the periods presented.
Summary of changes in repurchase liability

Three months ended March 31, (in millions)	2011	2010

Repurchase liability at beginning of period	$3,285	$1,705
Realized losses(a)	(231)	(246)
Provision for repurchase losses	420	523

Repurchase liability at end of period	$3,474	$1,982

(a)	Includes principal losses and accrued interest on repurchased loans, “make-whole” settlements, settlements with claimants, and certain related expenses. Make-whole settlements were $115 million and $105 million at March 31, 2011 and 2010, respectively.
Loans sold with recourse
The Firm provides servicing for mortgages and certain commercial lending products on both a recourse and nonrecourse basis. In nonrecourse servicing, the principal credit risk to the Firm is the cost of temporary servicing advances of funds (i.e., normal servicing advances). In recourse servicing, the servicer agrees to share credit risk with the owner of the mortgage loans, such as Fannie Mae or Freddie Mac or a private investor, insurer or guarantor. Losses on recourse servicing predominantly occur when foreclosure sales proceeds of the property underlying a defaulted loan are less than the sum of the outstanding principal balance, plus accrued interest on the loan and the cost of holding and disposing of the underlying property. The Firm’s securitizations are predominantly nonrecourse, thereby effectively transferring the risk of future credit losses to the purchaser of the mortgage-backed securities issued by the trust. At March 31, 2011, and December 31, 2010, the unpaid principal balance of loans sold with recourse totaled  $10.8 billion and  $11.0 billion, respectively. The carrying value of the related liability that the Firm has recorded, which is representative of the Firm’s view of the likelihood it will have to perform under this guarantee, was  $148 million and  $153 million at March 31, 2011, and December 31, 2010, respectively.

Pledged Assets and Collateral	3 Months Ended
Mar. 31, 2011
Pledged Assets and Collateral [Abstract]
PLEDGED ASSETS AND COLLATERAL
NOTE 22 — PLEDGED ASSETS AND COLLATERAL
For a discussion of the Firm’s pledged assets and collateral, see Note 31 on pages 280–281 of JPMorgan Chase’s 2010 Annual Report.
Pledged assets
At March 31, 2011, assets were pledged to collateralize repurchase agreements, other securities financing agreements, derivative transactions and for other purposes, including to secure borrowings and public deposits. Certain of these pledged assets may be sold or repledged by the secured parties and are identified as financial instruments owned (pledged to various parties) on the Consolidated Balance Sheets. In addition, at March 31, 2011, and December 31, 2010, the Firm had pledged  $305.4 billion and  $288.7 billion, respectively, of financial instruments it owns that may not be sold or repledged by the secured parties. Total assets pledged do not include assets of consolidated VIEs; these assets are used to settle the liabilities of those entities. See Note 15 on pages 141–149 of this Form 10-Q, and Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report, for additional information on assets and liabilities of consolidated VIEs. For further information regarding pledged assets, see Note 31 on page 281 of JPMorgan Chase’s 2010 Annual Report.
Collateral
At March 31, 2011, and December 31, 2010, the Firm had accepted assets as collateral that it could sell or repledge, deliver or otherwise use with a fair value of approximately  $730.4 billion and  $655.0 billion, respectively. This collateral was generally obtained under resale agreements, securities borrowing agreements, customer margin loans and derivative agreements. Of the collateral received, approximately  $544.2 billion and  $521.3 billion, respectively, were sold or repledged, generally as collateral under repurchase agreements, securities lending agreements or to cover short sales and to collateralize deposits and derivative agreements. For further information regarding collateral, see Note 31 on page 281 of JPMorgan Chase’s 2010 Annual Report.

Litigation	3 Months Ended
Mar. 31, 2011
Litigation [Abstract]
LITIGATION
NOTE 23 — LITIGATION
As of March 31, 2011, the Firm and its subsidiaries are defendants or putative defendants in more than 10,000 legal proceedings, in the form of regulatory/government investigations as well as private, civil litigations. The litigations range from individual actions involving a single plaintiff to class action lawsuits with potentially millions of class members. Investigations involve both formal and informal proceedings, by both governmental agencies and self-regulatory organizations. These legal proceedings are at varying stages of adjudication, arbitration or investigation, and involve each of the Firm’s lines of business and geographies and a wide variety of claims (including common law tort and contract claims and statutory antitrust, securities and consumer protection claims), some of which present novel claims or legal theories.
The Firm believes the estimate of the aggregate range of reasonably possible losses, in excess of reserves established, for its legal proceedings is from  $0 to approximately  $4.5 billion at March 31, 2011. This estimated aggregate range of reasonably possible losses is based upon currently available information for those proceedings in which the Firm is involved, taking into account the Firm’s best estimate of such losses for those cases for which such estimate can be made. For certain cases, the Firm does not believe that an estimate can currently be made. The Firm’s estimate involves significant judgment, given the varying stages of the proceedings (including the fact that many of them are currently in preliminary stages), the existence of multiple defendants (including the Firm) in many of such proceedings whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the proceedings (including issues regarding class certification and the scope of many of the claims), and the attendant uncertainty of the various potential outcomes of such proceedings. Accordingly, the Firm’s estimate will change from time to time, and actual losses may be more than the current estimate.
Set forth below are descriptions of the Firm’s material legal proceedings.
Auction-Rate Securities Investigations and Litigation. Beginning in March 2008, several regulatory authorities initiated investigations of a number of industry participants, including the Firm, concerning possible state and federal securities law violations in connection with the sale of auction-rate securities. The market for many such securities had frozen and a significant number of auctions for those securities began to fail in February 2008.
The Firm, on behalf of itself and affiliates, agreed to a settlement in principle with the New York Attorney General’s Office which provided, among other things, that the Firm would offer to purchase at par certain auction-rate securities purchased from J.P. Morgan Securities LLC (“JPMorgan Securities”; formerly J.P. Morgan Securities Inc.), Chase Investment Services Corp. and Bear, Stearns & Co. Inc. by individual investors, charities and small- to medium-sized businesses. The Firm also agreed to a substantively similar settlement in principle with the Office of Financial Regulation for the State of Florida and the North American Securities Administrator Association (“NASAA”) Task Force, which agreed to recommend approval of the settlement to all remaining states, Puerto Rico and the U.S. Virgin Islands. The Firm has finalized the settlement agreements with the New York Attorney General’s Office and the Office of Financial Regulation for the State of Florida. The settlement agreements provide for the payment of penalties totaling  $25 million to all states. The Firm is currently in the process of finalizing consent agreements with NASAA’s member states; over 40 of these consent agreements have been finalized to date.
The Firm also faces a number of civil actions relating to the Firm’s sales of auction-rate securities, including a putative securities class action in the United States District Court for the Southern District of New York that seeks unspecified damages, and individual arbitrations and lawsuits in various forums brought by institutional and individual investors that, together, seek damages totaling more than  $200 million relating to the Firm’s sales of auction-rate securities. One action is brought by an issuer of auction-rate securities. The actions generally allege that the Firm and other firms manipulated the market for auction-rate securities by placing bids at auctions that affected these securities’ clearing rates or otherwise supported the auctions without properly disclosing these activities. Some actions also allege that the Firm misrepresented that auction-rate securities were short-term instruments. The Firm has filed motions to dismiss each of the actions pending in federal court, which are being coordinated before the Southern District. These motions are currently pending.
Additionally, the Firm was named in two putative antitrust class actions in the United States District Court for the Southern District of New York. The actions allege that the Firm, along with numerous other financial institution defendants, colluded to maintain and stabilize the auction-rate securities market and then to withdraw their support for the auction-rate securities market. In January 2010, the District Court dismissed both actions. An appeal is pending in the Second Circuit Court of Appeals.
Bear Stearns Hedge Fund Matters. Bear Stearns, certain current or former subsidiaries of Bear Stearns, including Bear Stearns Asset Management, Inc. (“BSAM”) and Bear, Stearns & Co. Inc., and certain current or former Bear Stearns employees are named defendants (collectively the “Bear Stearns defendants”) in multiple civil actions and arbitrations relating to alleged losses resulting from the failure of the Bear Stearns High Grade Structured Credit Strategies Master Fund, Ltd. (the “High Grade Fund”) and the Bear Stearns High Grade Structured Credit Strategies Enhanced Leverage Master Fund, Ltd. (the “Enhanced Leverage Fund”) (collectively, the “Funds”). BSAM served as investment manager for both of the Funds, which were organized such that there were U.S. and Cayman Islands “feeder funds” that invested substantially all their assets, directly or indirectly, in the Funds. The Funds are in liquidation.
There are currently four civil actions pending in the United States District Court for the Southern District of New York relating to the Funds. Two of these actions involve derivative lawsuits brought on behalf of purchasers of partnership interests in the two U.S. feeder funds, alleging that the Bear Stearns defendants mismanaged the Funds and made material misrepresentations to and/or withheld information from investors in the feeder funds. These actions seek, among other things, unspecified compensatory damages based on alleged investor losses. The third action, brought by the Joint Voluntary Liquidators of the Cayman Islands feeder funds, makes allegations similar to those asserted in the derivative lawsuits related to the U.S. feeder funds, and seeks compensatory and punitive damages. Motions to dismiss in these three cases have been granted in part and denied in part. An agreement in principle has been reached, pursuant to which BSAM would pay a maximum of approximately  $19 million to settle the one derivative action relating to the feeder fund to the High Grade Fund. BSAM has reserved the right not to proceed with this settlement if plaintiff is unable to secure the participation of investors whose net contributions meet a prescribed percentage of the aggregate net contributions to the High Grade Fund. The agreement in principle remains subject to documentation and approval by the Court. In the other two actions, the parties have been ordered by the Court to engage in settlement discussions and discovery has been limited for the duration of that process. Total alleged losses in these three actions exceed  $1 billion.
The fourth action was brought by Bank of America and Banc of America Securities LLC (together “BofA”) alleging breach of contract and fraud in connection with a May 2007  $4 billion securitization, known as a “CDO-squared,” for which BSAM served as collateral manager. This securitization was composed of certain collateralized debt obligation (“CDO”) holdings that were purchased by BofA from the Funds. Bank of America seeks in excess of  $3 billion in damages. Defendants’ motion to dismiss in this action was largely denied, an amended complaint was filed and discovery is ongoing.
Bear Stearns Shareholder Litigation and Related Matters. Various shareholders of Bear Stearns have commenced purported class actions against Bear Stearns and certain of its former officers and/or directors on behalf of all persons who purchased or otherwise acquired common stock of Bear Stearns between December 14, 2006 and March 14, 2008 (the “Class Period”). During the Class Period, Bear Stearns had between 115 and 120 million common shares outstanding, and the price of those securities declined from a high of  $172.61 to a low of  $30 at the end of the period. The actions, originally commenced in several federal courts, allege that the defendants issued materially false and misleading statements regarding Bear Stearns’ business and financial results and that, as a result of those false statements, Bear Stearns’ common stock traded at artificially inflated prices during the Class Period. Separately, several individual shareholders of Bear Stearns have commenced or threatened to commence arbitration proceedings and lawsuits asserting claims similar to those in the putative class actions. Certain of these matters have been dismissed or settled. In addition, Bear Stearns and certain of its former officers and/or directors have also been named as defendants in a number of purported class actions commenced in the United States District Court for the Southern District of New York seeking to represent the interests of participants in the Bear Stearns Employee Stock Ownership Plan (“ESOP”) during the time period of December 2006 to March 2008. These actions, brought under the Employee Retirement Income Security Act (“ERISA”), allege that defendants breached their fiduciary duties to plaintiffs and to the other participants and beneficiaries of the ESOP by (a) failing to manage prudently the ESOP’s investment in Bear Stearns securities; (b) failing to communicate fully and accurately about the risks of the ESOP’s investment in Bear Stearns stock; (c) failing to avoid or address alleged conflicts of interest; and (d) failing to monitor those who managed and administered the ESOP.
Bear Stearns, former members of Bear Stearns’ Board of Directors and certain of Bear Stearns’ former executive officers have also been named as defendants in a shareholder derivative and class action suit which is pending in the United States District Court for the Southern District of New York. Plaintiffs are asserting claims for breach of fiduciary duty, violations of federal securities laws, waste of corporate assets and gross mismanagement, unjust enrichment, abuse of control and indemnification and contribution in connection with the losses sustained by Bear Stearns as a result of its purchases of subprime loans and certain repurchases of its own common stock. Certain individual defendants are also alleged to have sold their holdings of Bear Stearns common stock while in possession of material nonpublic information. Plaintiffs seek compensatory damages in an unspecified amount.
All of the above-described actions filed in federal courts were ordered transferred and joined for pre-trial purposes before the United States District Court for the Southern District of New York. Defendants moved to dismiss the purported securities class action, the shareholders’ derivative action and the ERISA action. In January 2011, the District Court granted the motions to dismiss the derivative and ERISA actions, and denied the motion as to the securities action. Plaintiffs in the derivative action have filed a motion for reconsideration of the dismissal as well as an appeal. Plaintiffs in the ESOP action have filed a motion to alter the judgment and for leave to amend their amended consolidated complaint. Discovery will now commence in the securities action.
City of Milan Litigation and Criminal Investigation. In January 2009, the City of Milan, Italy (the “City”) issued civil proceedings against (among others) JPMorgan Chase Bank, N.A. and J.P. Morgan Securities Ltd. (together, “JPMorgan Chase”) in the District Court of Milan. The proceedings relate to (a) a bond issue by the City in June 2005 (the “Bond”), and (b) an associated swap transaction, which was subsequently restructured on a number of occasions between 2005 and 2007 (the “Swap”). The City seeks damages and/or other remedies against JPMorgan Chase (among others) on the grounds of alleged “fraudulent and deceitful acts” and alleged breach of advisory obligations in connection with the Swap and the Bond, together with related swap transactions with other counterparties. The judge directed four current and former JPMorgan Chase personnel and JPMorgan Chase Bank, N.A. (as well as other individuals and three other banks) to go forward to a full trial that started in May 2010. Although the Firm is not charged with any crime and does not face criminal liability, if one or more of its employees were found guilty, the Firm could be subject to administrative sanctions, including restrictions on its ability to conduct business in Italy and monetary penalties. Hearings have continued on a weekly basis since May 2010.
Enron Litigation. JPMorgan Chase and certain of its officers and directors are involved in several lawsuits that together seek substantial damages arising out of the Firm’s banking relationships with Enron Corp. and its subsidiaries (“Enron”). A number of actions and other proceedings against the Firm previously were resolved, including a class action lawsuit captioned Newby v. Enron Corp. and adversary proceedings brought by Enron’s bankruptcy estate. The remaining Enron-related actions include individual actions by Enron investors, an action by an Enron counterparty, and a purported class action filed on behalf of JPMorgan Chase employees who participated in the Firm’s 401(k) plan asserting claims under the ERISA for alleged breaches of fiduciary duties by JPMorgan Chase, its directors and named officers. That action has been dismissed, and is on appeal to the United States Court of Appeals for the Second Circuit.
Interchange Litigation. A group of merchants has filed a series of putative class action complaints in several federal courts. The complaints allege that VISA and MasterCard, as well as certain other banks and their respective bank holding companies, conspired to set the price of credit and debit card interchange fees, enacted respective association rules in violation of antitrust laws, and engaged in tying/bundling and exclusive dealing. The complaint seeks unspecified damages and injunctive relief based on the theory that interchange would be lower or eliminated but for the challenged conduct. Based on publicly available estimates, Visa and MasterCard branded payment cards generated approximately  $40 billion of interchange fees industry-wide in 2009. All cases have been consolidated in the United States District Court for the Eastern District of New York for pretrial proceedings. The Court has dismissed all claims relating to periods prior to January 2004. The Court has not yet ruled on motions relating to the remainder of the case. Fact and expert discovery in the case have closed. The Court has not yet ruled on plaintiffs’ class certification motion.
In addition to the consolidated class action complaint, plaintiffs filed supplemental complaints challenging the initial public offerings (“IPOs”) of MasterCard and Visa (the “IPO Complaints”). With respect to the MasterCard IPO, plaintiffs allege that the offering violated Section 7 of the Clayton Act and Section 1 of the Sherman Act and that the offering was a fraudulent conveyance. With respect to the Visa IPO, plaintiffs are challenging the Visa IPO on antitrust theories parallel to those articulated in the MasterCard IPO pleading. Defendants have filed motions to dismiss the IPO Complaints. The Court has not yet ruled on those motions.
The parties also have filed motions seeking summary judgment as to various claims in the complaints. Briefing is expected to be completed in June 2011.
Investment Management Litigation. Four cases have been filed claiming that investment portfolios managed by JPMorgan Investment Management Inc. (“JPMorgan Investment Management”) were inappropriately invested in securities backed by subprime residential real estate collateral. Plaintiffs claim that JPMorgan Investment Management and related defendants are liable for losses of more than  $1 billion in market value of these securities. The first case was filed by NM Homes One, Inc. in federal District Court in New York. Following rulings on motions addressed to the pleadings, plaintiff’s claims for breach of contract, breach of fiduciary duty, negligence and gross negligence survive, and discovery is proceeding. In the second case, which was filed by Assured Guaranty (U.K.) in New York state court, the New York State Appellate Division allowed plaintiff to proceed with its claims for breach of fiduciary duty and gross negligence, and for breach of contract based on alleged violations of the Delaware Insurance Code. JPMorgan Investment Management’s appeal is pending in the New York State Court of Appeals. Discovery is also proceeding. In the third case, filed by Ambac Assurance UK Limited in New York state court, the lower court granted JPMorgan Investment Management’s motion to dismiss. Plaintiff appealed and the appeal is pending. The fourth case was filed by CMMF LLP in New York state court. The amended complaint asserts claims under New York law for breach of fiduciary duty, gross negligence, breach of contract and negligent misrepresentation. The lower court denied in part defendants’ motion to dismiss and discovery is proceeding.
Lehman Brothers Bankruptcy Proceedings. In May 2010, Lehman Brothers Holdings Inc. (“LBHI”) and its Official Committee of Unsecured Creditors filed a complaint (and later an amended complaint) against JPMorgan Chase Bank, N.A. in the United States Bankruptcy Court for the Southern District of New York that asserts both federal bankruptcy law and state common law claims, and seeks, among other relief, to recover  $8.6 billion in collateral that was transferred to JPMorgan Chase Bank, N.A. in the weeks preceding LBHI’s bankruptcy. The amended complaint also seeks unspecified damages on the grounds that JPMorgan Chase Bank, N.A.’s collateral requests hastened LBHI’s demise. The Firm has moved to dismiss plaintiffs’ amended complaint in its entirety. The Firm also filed counterclaims against LBHI alleging that LBHI fraudulently induced the Firm to make large clearing advances to Lehman against inappropriate collateral, which left the Firm with more than  $25 billion in claims against the estate of Lehman’s broker-dealer, which could be unpaid if the Firm is required to return any collateral to Lehman. Discovery is underway with a trial scheduled for 2012. In addition, in April 2011 the Firm and the SIPA Trustee for LBHI’s U.S. broker-dealer subsidiary, Lehman Brothers Inc. (“LBI”) announced that they had reached an agreement to return more than  $800 million in alleged LBI customer assets to the LBI Estate for distribution to its customer claimants. The agreement is subject to the approval of the Bankruptcy Court. The Firm has also responded to various regulatory inquiries regarding the Lehman matter.
     Madoff Litigation. JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., JPMorgan Securities LLC, and JPMorgan Securities Ltd. have been named as defendants in a lawsuit brought by the trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (the “Trustee”). The Trustee asserts 28 causes of action against JPMorgan Chase, 16 of which seek to avoid certain transfers (direct or indirect) made to JPMorgan Chase that are alleged to have been preferential or fraudulent under the federal Bankruptcy Code and the New York Debtor and Creditor Law. The remaining causes of action are for, among other things, aiding and abetting fraud, aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. The complaint generally alleges that JPMorgan Chase, as Madoff’s long-time bank, facilitated the maintenance of Madoff’s Ponzi scheme and overlooked signs of wrongdoing in order to obtain profits and fees. The complaint purports to seek approximately  $6 billion in damages from JPMorgan Chase, and to recover approximately  $425 million in transfers that JPMorgan Chase allegedly received directly or indirectly from Bernard Madoff’s brokerage firm. JPMorgan Chase has filed a motion to return the case from the Bankruptcy Court to the District Court, and intends to seek the dismissal of all or most of the Trustee’s claims once that motion is decided.
Separately, J.P. Morgan Trust Company (Cayman) Limited, JPMorgan (Suisse) SA, J.P. Morgan Securities Ltd., and Bear Stearns Alternative Assets International Ltd. have been named as defendants in several suits in Bankruptcy Court and state and federal courts in New York arising out of the liquidation proceedings of Fairfield Sentry Limited and Fairfield Sigma Limited (together, “Fairfield”), so-called Madoff feeder funds. These actions advance theories of mistake and restitution and seek to recover payments previously made to defendants by the funds totaling approximately  $140 million.
In addition, a purported class action is pending against JPMorgan Chase in the United States District Court for the Southern District of New York, as is a motion by separate potential class plaintiffs to add claims against JPMorgan Chase, JPMorgan Chase Bank, N.A., J.P. Morgan Securities LLC and J.P. Morgan Securities Ltd. to an already-pending purported class action in the same court. The allegations in these complaints largely track those raised by the Trustee. Defendants’ motions to dismiss and opposition to the motions for leave to amend are currently due on June 29, 2011.
Finally, JPMorgan Chase is a defendant in five actions pending in the New York state court and one individual action in federal court in New York. The allegations in all of these actions are essentially identical, and involve claims against the Firm for aiding and abetting fraud, aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. In the federal action, the Firm prevailed on its motion to dismiss before the District Court, and plaintiff appealed. In the state court actions, the Firm’s motion to dismiss has been fully-briefed and the parties are awaiting the court’s decision. The Firm has also responded to various governmental inquiries concerning the Madoff matter.
Mortgage-Backed Securities Litigation and Regulatory Investigations. JPMorgan Chase and affiliates, Bear Stearns and affiliates and Washington Mutual affiliates have been named as defendants in a number of cases in their various roles as issuer or underwriter in mortgage-backed securities (“MBS”) offerings. These cases include purported class action suits, actions by individual purchasers of securities, actions by insurance companies that guaranteed payments of principal and interest for particular tranches and an action by a trustee. Although the allegations vary by lawsuit, these cases generally allege that the offering documents for more than  $100 billion of securities issued by dozens of securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination.
In the actions against the Firm as an MBS issuer (and, in some cases, also as an underwriter of its own MBS offerings), three purported class actions are pending against JPMorgan Chase and Bear Stearns, and/or certain of their affiliates and current and former employees, in the United States District Courts for the Eastern and Southern Districts of New York. Defendants have moved to dismiss these actions. One of those motions has been granted in part to dismiss all claims relating to MBS offerings in which a named plaintiff was not a purchaser or the claims were barred by statutes of limitations. The other two motions remain pending. In addition, Washington Mutual affiliates, WaMu Asset Acceptance Corp. and WaMu Capital Corp., along with certain former officers or directors of WaMu Asset Acceptance Corp., have been named as defendants in three now-consolidated purported class action cases pending in the Western District of Washington. Defendants’ motion to dismiss was granted in part to dismiss all claims relating to MBS offerings in which a named plaintiff was not a purchaser. Plaintiffs are seeking class certification, and discovery is ongoing.
In other actions brought against the Firm as an MBS issuer (and, in some cases, also as an underwriter) certain JPMorgan Chase entities, several Bear Stearns entities, and certain Washington Mutual affiliates are defendants in ten separate individual actions commenced by the Federal Home Loan Banks of Pittsburgh, Seattle, San Francisco, Chicago, Indianapolis, Atlanta and Boston in various state courts around the country; and certain JPMorgan Chase, Bear Stearns and Washington Mutual entities are also among the defendants named in separate individual actions commenced by various institutional investors in federal and states courts. Certain of the state court proceedings have been removed to federal court, and motions to remand are pending.
EMC Mortgage Corporation (“EMC”), a subsidiary of JPMorgan Chase, and certain other JPMorgan Chase entities are defendants in four pending actions commenced by bond insurers that guaranteed payments of principal and interest on approximately  $3.6 billion of certain classes of seven different MBS offerings sponsored by EMC. Two of those actions, commenced by Assured Guaranty Corp. and Syncora Guarantee, Inc., respectively, are pending in the United States District Court for the Southern District of New York. The third action, filed by Ambac Assurance Corporation, was dismissed on jurisdictional grounds by the United States District for the Southern District of New York. The dismissal is on appeal to the United States Court of Appeals for the Second Circuit. Ambac has also filed a nearly identical complaint in New York state court. Defendants have moved to stay the state court proceeding pending the outcome of the federal appeal. The fourth action, commenced by CIFG Assurance North America, Inc., is pending in state court in Texas. In each action, plaintiff claims that the underlying mortgage loans had origination defects that purportedly violate certain representations and warranties given by EMC to plaintiffs, and that EMC has breached the relevant agreements between the parties by failing to repurchase allegedly defective mortgage loans. In addition, the Ambac and CIFG complaints allege fraudulent inducement. Each action seeks unspecified damages and an order compelling EMC to repurchase those loans. The CIFG complaint seeks punitive damages.
In the actions against the Firm solely as an underwriter of other issuers’ MBS offerings, the Firm has contractual rights to indemnification from the issuers, but those indemnity rights may prove effectively unenforceable where the issuers are now defunct, such as affiliates of IndyMac Bancorp (“IndyMac Trusts”) and Thornburg Mortgage (“Thornburg”). With respect to the IndyMac Trusts, JPMorgan Securities, along with numerous other underwriters and individuals, is named as a defendant, both in its own capacity and as successor to Bear Stearns in a purported class action pending in the United States District Court for the Southern District of New York brought on behalf of purchasers of securities in various Indy-Mac Trust MBS offerings. The Court in that action has dismissed claims as to certain such securitizations, including all offerings in which no named plaintiff purchased securities, and allowed claims as to other offerings to proceed. Plaintiffs’ motion to certify a class of investors in certain offerings is pending, and discovery is ongoing. In addition, JPMorgan Securities and JPMorgan Chase are named as defendants in an individual action filed by the Federal Home Loan Bank of Pittsburgh in connection with a single offering by an affiliate of IndyMac Bancorp. Discovery in that action is ongoing. Separately, JPMorgan Securities, as successor to Bear, Stearns & Co. Inc., along with other underwriters and certain individuals, are defendants in an action pending in state court in California brought by MBIA Insurance Corp. (“MBIA”). The action relates to certain securities issued by IndyMac trusts in offerings in which Bear Stearns was an underwriter, and as to which MBIA provided guaranty insurance policies. MBIA purports to be subrogated to the rights of the MBS holders, and seeks recovery of sums it has paid and will pay pursuant to those policies. Discovery is ongoing. With respect to Thornburg, a Bear Stearns subsidiary is also a named defendant in a purported class action pending in the United States District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for three Thornburg MBS offerings. Defendants have moved to dismiss this action.
In addition to the above-described litigation, the Firm has also received, and responded to, a number of subpoenas and informal requests for information from federal and state authorities concerning mortgage-related matters, including inquiries concerning a number of transactions involving the Firm’s underwriting and issuance of MBS and its participation in offerings of certain collateralized debt obligations.
In addition to the above mortgage-related matters, the Firm is now a defendant in an action commenced by Deutsche Bank, described in more detail below with respect to the Washington Mutual Litigations.
Mortgage Foreclosure Investigations and Litigation. Multiple state and federal officials have announced investigations into the procedures followed by mortgage servicing companies and banks, including JPMorgan Chase & Co. and its affiliates, relating to foreclosure and loss mitigation processes. The Firm is cooperating with these investigations, and these investigations could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal costs in responding to governmental investigations and additional litigation. The Office of the Comptroller of the Currency and the Federal Reserve have issued Consent Orders as to JPMorgan Chase Bank, N.A., and JPMorgan Chase & Co., respectively. In their Orders, the regulators have mandated significant changes to the Firm’s servicing and default business and outlined requirements to implement these changes. Included in these requirements is the retention of an independent consultant to conduct an independent review of certain residential foreclosure actions or proceedings for loans serviced by the Firm that have been pending at any time from January 1, 2009 to December 31, 2010, as well as residential foreclosure sales that occurred during this time period. These regulators have reserved the right to impose civil monetary penalties at a later date. Investigations by other state and federal authorities remain pending.
Four purported class action lawsuits have also been filed against the Firm relating to its mortgage foreclosure procedures. Additionally, Bank of America has tendered defense of a purported class action brought against it involving an EMC loan. One of the cases has been voluntarily dismissed with prejudice by the plaintiff. The Firm has moved to dismiss the remaining cases.
As of January 2011, the Firm had resumed initiation of new foreclosure proceedings in nearly all states in which it had previously suspended such proceedings, utilizing revised procedures in connection with the execution of affidavits and other documents used by Firm employees in the foreclosure process. The Firm is also in the process of reviewing pending foreclosure matters to determine whether remediation of specific documentation is necessary, and is resuming pending foreclosures as the review, and if necessary, remediation, of each pending matter is completed.
Municipal Derivatives Investigations and Litigation. The Department of Justice (in conjunction with the Internal Revenue Service), the Securities and Exchange Commission (“SEC”), a group of state attorneys general and the Office of the Comptroller of the Currency (“OCC”) have been investigating JPMorgan Chase and Bear Stearns for possible antitrust, securities and tax-related violations in connection with the bidding or sale of guaranteed investment contracts and derivatives to municipal issuers. The Philadelphia Office of the SEC provided notice to JPMorgan Securities that it intends to recommend that the SEC bring civil charges in connection with its investigation. JPMorgan Securities has responded to that notice, as well as to a separate notice that the Philadelphia Office of the SEC provided to Bear, Stearns & Co. Inc. The Firm has been cooperating with all of these investigations, and is seeking to resolve them on a negotiated basis.
Purported class action lawsuits and individual actions (the “Municipal Derivatives Actions”) have been filed against JPMorgan Chase and Bear Stearns, as well as numerous other providers and brokers, alleging antitrust violations in the reportedly  $100 billion to  $300 billion annual market for financial instruments related to municipal bond offerings referred to collectively as “municipal derivatives.” The Municipal Derivatives Actions have been consolidated in the United States District Court for the Southern District of New York. The Court denied in part and granted in part defendants’ motions to dismiss the purported class and individual actions, permitting certain claims to proceed against the Firm and others under federal and California state antitrust laws and under the California false claims act. Subsequently, a number of additional individual actions asserting substantially similar claims, including claims under New York and West Virginia state antitrust statutes, were filed against JPMorgan Chase, Bear Stearns and numerous other defendants. All of these cases have been coordinated for pretrial purposes in the United States District Court for the Southern District of New York. Discovery is ongoing.
Following J.P. Morgan Securities’ settlement with the SEC in connection with certain Jefferson County, Alabama (the “County”) warrant underwritings and swap transactions, various parties have brought civil litigation against the Firm. The County and a putative class of sewer rate payers have filed complaints against the Firm and several other defendants in Alabama state court. The suits allege that the Firm made payments to certain third parties in exchange for being chosen to underwrite more than  $3 billion in warrants issued by the County and chosen as the counterparty for certain swaps executed by the County. The complaints also allege that the Firm concealed these third-party payments and that, but for this concealment, the County would not have entered into the transactions. The Court denied the Firm’s motions to dismiss the complaints in both proceedings. The Firm filed a mandamus petition with the Alabama Supreme Court, seeking immediate appellate review of this decision. The mandamus petition in the County’s lawsuit was denied in April 2011. The mandamus petition in the lawsuit brought by sewer ratepayers remains pending.
Separately, two insurance companies that guaranteed the payment of principal and interest on warrants issued by Jefferson County have filed separate actions against the Firm in New York state court. Their complaints assert that the Firm fraudulently misled them into issuing insurance based upon substantially the same alleged conduct described above and other alleged non-disclosures. One insurer claims that it insured an aggregate principal amount of nearly  $1.2 billion and seeks unspecified damages in excess of  $400 million, as well as unspecified punitive damages. The other insurer claims that it insured an aggregate principal amount of more than  $378 million and seeks recovery of  $4 million allegedly paid under the policies to date as well as any future payments and unspecified punitive damages. In December 2010, the court denied the Firm’s motions to dismiss each of the complaints. Discovery is proceeding.
Overdraft Fee/Debit Posting Order Litigation. JPMorgan Chase Bank, N.A. has been named as a defendant in several purported class actions relating to its practices in posting debit card transactions to customers’ deposit accounts. Plaintiffs allege that the Firm improperly re-ordered debit card transactions from the highest amount to lowest amount before processing these transactions in order to generate unwarranted overdraft fees. Plaintiffs contend that the Firm should have processed such transactions in the chronological order they were authorized. Plaintiffs seek the disgorgement of all overdraft fees paid to the Firm by plaintiffs, since approximately 2003, as a result of the re-ordering of debit card transactions. The claims against the Firm have been consolidated with numerous complaints against other national banks in Multi-District Litigation pending in the United States District Court for the Southern District of Florida. The Firm’s motion to compel arbitration of certain plaintiffs’ claims was denied by the District Court. That ruling is currently on appeal. Discovery is proceeding in the District Court. Plaintiffs’ motion for class certification is pending.
Petters Bankruptcy and Related Matters. JPMorgan Chase and certain of its affiliates, including One Equity Partners, LLC (“OEP”), have been named as defendants in several actions filed in connection with the receivership and bankruptcy proceedings pertaining to Thomas J. Petters and certain entities affiliated with Petters (collectively, “Petters”) and the Polaroid Corporation. The principal actions against JPMorgan Chase and its affiliates have been brought by the receiver in Petters’ personal bankruptcy and the trustees in the bankruptcy proceedings for three Petters entities, and generally seek to avoid, on fraudulent transfer and preference grounds, certain purported transfers in connection with (i) the 2005 acquisition of Polaroid by Petters, which at the time was majority-owned by OEP; (ii) two credit facilities that JPMorgan Chase and other financial institutions entered into with Polaroid; and (iii) a credit line and investment accounts held by Petters. The actions collectively seek recovery of approximately  $450 million. Defendants have moved to dismiss the complaints in the actions filed by the Petters bankruptcy trustees and have also sought to transfer those actions to the United States District Court for the District of Minnesota, where the receiver’s action is pending.
Securities Lending Litigation. JPMorgan Chase Bank, N.A. has been named as a defendant in four putative class actions asserting ERISA and other claims pending in the United States District Court for the Southern District of New York brought by participants in the Firm’s securities lending business. A fifth lawsuit was filed in New York state court by an individual participant in the program. Three of the purported class actions, which have been consolidated, relate to investments of approximately  $500 million in medium-term notes of Sigma Finance Inc. (“Sigma”). In August 2010, the Court certified a plaintiff class consisting of all securities lending participants that held Sigma medium-term notes on September 30, 2008, including those that held the notes by virtue of participation in the investment of cash collateral through a collective fund, as well as those that held the notes by virtue of the investment of cash collateral through individual accounts. All discovery has been completed. JPMorgan Chase has moved for partial summary judgment as to plaintiffs’ duty of loyalty claim, in which it is alleged that the Firm created an impermissible conflict of interest by providing repurchase financing to Sigma while also holding Sigma medium-term notes in securities lending accounts.
The fourth putative class action concerns investments of approximately  $500 million in Lehman Brothers medium-term notes. The Firm has moved to dismiss the amended complaint and is awaiting a decision. Discovery is proceeding while the motion is pending. The New York state court action, which is not a class action, concerns the plaintiff’s alleged loss of money in both Sigma and Lehman Brothers medium-term notes. The Firm has answered the complaint. Discovery is proceeding.
Service Members Civil Relief Act and Housing and Economic Recovery Act Investigations and Litigation. Multiple government officials have announced inquiries into the Firm’s procedures related to the Service Members Civil Relief Act (“SCRA”) and the Housing and Economic Recovery Act of 2008 (“HERA”). These inquiries have been prompted by the Firm’s public statements about its SCRA and HERA compliance and actions to remedy certain instances in which the Firm mistakenly charged active or recently-active military personnel mortgage interest and fees in excess of that permitted by SCRA and HERA, and in a number of instances, foreclosed on borrowers protected by SCRA and HERA. The Firm has implemented a number of procedural enhancements and controls to strengthen its SCRA and HERA compliance. In addition, an individual borrower filed a nationwide class action in United States District Court for South Carolina against the Firm alleging violations of the SCRA related to home loans. The Firm agreed to pay  $27 million plus attorneys’ fees, in addition to reimbursements previously paid by the Firm, to settle the class action. The settlement is subject to court approval.
Washington Mutual Litigations. Subsequent to JPMorgan Chase’s acquisition from the Federal Deposit Insurance Corporation (“FDIC”) of substantially all of the assets and certain specified liabilities of Washington Mutual Bank (“Washington Mutual Bank”) in September 2008, Washington Mutual Bank’s parent holding company, Washington Mutual, Inc. (“WMI”) and its wholly-owned subsidiary, WMI Investment Corp. (together, the “Debtors”), both commenced voluntary cases under Chapter 11 of Title 11 of the United States Code in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Case”). In the Bankruptcy Case, the Debtors have asserted rights and interests in certain assets. The assets in dispute include principally the following: (a) approximately  $4 billion in trust securities contributed by WMI to Washington Mutual Bank (the “Trust Securities”); (b) the right to tax refunds arising from overpayments attributable to operations of Washington Mutual Bank and its subsidiaries; (c) ownership of and other rights in approximately  $4 billion that WMI contends are deposit accounts at Washington Mutual Bank and one of its subsidiaries; and (d) ownership of and rights in various other contracts and other assets (collectively, the “Disputed Assets”).
WMI, JPMorgan Chase and the FDIC have since been involved in litigations over these and other claims pending in the Bankruptcy Court and the United States District Court for the District of Columbia.
In May 2010, WMI, JPMorgan Chase and the FDIC announced a global settlement agreement among themselves and significant creditor groups (the “Global Settlement Agreement”). The Global Settlement Agreement is incorporated into WMI’s proposed Chapter 11 plan (“the Plan”) that has been submitted to the Bankruptcy Court. If approved by the Bankruptcy Court, the Global Settlement would resolve numerous disputes among WMI, JPMorgan Chase, the FDIC in its capacity as receiver for Washington Mutual Bank and the FDIC in its corporate capacity, as well as those of significant creditor groups, including disputes relating to the Disputed Assets.
Other proceedings related to Washington Mutual’s failure are also pending before the Bankruptcy Court. Among other actions, in July 2010, certain holders of the Trust Securities commenced an adversary proceeding in the Bankruptcy Court against JPMorgan Chase, WMI, and other entities seeking, among other relief, a declaratory judgment that WMI and JPMorgan Chase do not have any right, title or interest in the Trust Securities. In early January 2011, the Bankruptcy Court granted summary judgment to JPMorgan Chase and denied summary judgment to the plaintiffs in the Trust Securities adversary proceeding.
The Bankruptcy Court considered confirmation of the Plan, including the Global Settlement Agreement, in hearings in early December 2010. In early January 2011, the Bankruptcy Court issued an opinion in which it concluded that the Global Settlement Agreement is fair and reasonable, but that the Plan cannot be confirmed until the parties correct certain deficiencies, which include the scope of releases. None of these deficiencies relates to the Disputed Assets. The Equity Committee has filed a petition seeking a direct appeal to the United States Court of Appeals for the Third Circuit from so much of the Bankruptcy Court’s ruling that found the settlement to be fair and reasonable. A revised Plan was filed with the Bankruptcy Court in February 2011, and the Bankruptcy Court has scheduled confirmation hearings for early June 2011. If the Global Settlement is effected and the Plan is confirmed, then the Firm currently estimates it will not incur net additional liabilities beyond those already reflected in its balance sheet for the numerous disputes covered by the Global Settlement.
Other proceedings related to Washington Mutual’s failure are pending before the United States District Court for the District of Columbia and include a lawsuit brought by Deutsche Bank National Trust Company, initially against the FDIC, asserting an estimated  $6 billion to  $10 billion in damages based upon alleged breach of various mortgage securitization agreements and alleged violation of certain representations and warranties given by certain WMI subsidiaries in connection with those securitization agreements. The case includes assertions that JPMorgan Chase may have assumed liabilities relating to the mortgage securitization agreements. In April 2011, the District Court denied as premature motions by the Firm and the FDIC that sought a ruling on whether the FDIC retained liability for Deutsche Bank’s claims.
In addition, JPMorgan Chase was sued in an action originally filed in State Court in Texas (the “Texas Action”) by certain holders of WMI common stock and debt of WMI and Washington Mutual Bank who seek unspecified damages alleging that JPMorgan Chase acquired substantially all of the assets of Washington Mutual Bank from the FDIC at an allegedly too-low price. The Texas Action was transferred to the United States District Court for the District of Columbia, which ultimately granted JPMorgan Chase’s and the FDIC’s motions to dismiss the complaint. Plaintiffs’ appeal of this dismissal is pending.
* * *
In addition to the various legal proceedings discussed above, JPMorgan Chase and its subsidiaries are named as defendants or otherwise involved in a substantial number of other legal proceedings. The Firm believes it has meritorious defenses to the claims asserted against it in its currently outstanding legal proceedings and it intends to defend itself vigorously in all such matters. Additional legal proceedings may be initiated from time to time in the future.
The Firm has established reserves for several hundred of its currently outstanding legal proceedings. The Firm accrues for potential liability arising from such proceedings when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. The Firm evaluates its outstanding legal proceedings each quarter to assess its litigation reserves, and makes adjustments in such reserves, upwards or downwards, as appropriate, based on management’s best judgment after consultation with counsel. During the three months ended March 31, 2011 and 2010, the Firm incurred  $1.1 billion and  $2.9 billion, respectively, of litigation expense. There is no assurance that the Firm’s litigation reserves will not need to be adjusted in the future.
In view of the inherent difficulty of predicting the outcome of legal proceedings, particularly where the claimants seek very large or indeterminate damages, or where the matters present novel legal theories, involve a large number of parties or are in early stages of discovery, the Firm cannot state with confidence what the eventual outcome of the currently pending matters will be, what the timing of the ultimate resolution of these pending matters will be or what the eventual loss, fines, penalties or impact related to each currently pending matter may be. JPMorgan Chase believes, based upon its current knowledge, after consultation with counsel and after taking into account its current litigation reserves, that the legal proceedings currently pending against it should not have a material adverse effect on the Firm’s consolidated financial condition. The Firm notes, however, that in light of the uncertainties involved in such proceedings, there is no assurance the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by the Firm; as a result, the outcome of a particular matter may be material to JPMorgan Chase’s operating results for a particular period, depending on, among other factors, the size of the loss or liability imposed and the level of JPMorgan Chase’s income for that period.

Business Segments	3 Months Ended
Mar. 31, 2011
Business Segments [Abstract]
BUSINESS SEGMENTS
NOTE 24 — BUSINESS SEGMENTS
The Firm is managed on a line of business basis. There are six major reportable business segments — Investment Bank, Retail Financial Services, Card Services & Auto, Commercial Banking, Treasury & Securities Services and Asset Management, as well as a Corporate/Private Equity segment. The business segments are determined based on the products and services provided, or the type of customer served, and they reflect the manner in which financial information is currently evaluated by management. Results of these lines of business are presented on a managed basis. For a definition of managed basis, see the footnotes to the table below. For a further discussion concerning JPMorgan Chase’s business segments, see Business Segment Results on page 15 of this Form 10-Q, and pages 67–68 and Note 34 on pages 290–293 of JPMorgan Chase’s 2010 Annual Report.
Subsequent business segment changes
Commencing July 1, 2011, the Firm’s business segments have been reorganized as follows:
Auto and Student Lending transferred from the RFS segment and are reported with Card in a single segment. RFS continues as a segment, organized in two components: Consumer & Business Banking (formerly Retail Banking) and Mortgage Banking (including Mortgage Production and Servicing, and Real Estate Portfolios).
The business segment information associated with RFS and Card that is included in the following Segment Results section has been revised to reflect the business reorganization retroactive to January 1, 2010.
Segment results
The following tables provide a summary of the Firm’s segment results for the three months ended March 31, 2011 and 2010, on a managed basis. Total net revenue (noninterest revenue and net interest income) for each of the segments is presented on a fully tax-equivalent basis. Accordingly, revenue from tax-exempt securities and investments that receive tax credits are presented in the managed results on a basis comparable to taxable securities and investments. This approach allows management to assess the comparability of revenue arising from both taxable and tax-exempt sources. The corresponding income tax impact related to these items is recorded within income tax expense/(benefit).
Effective January 1, 2011, capital allocated to Card was reduced, largely reflecting portfolio runoff and the improving risk profile of the business; capital allocated to TSS was increased. The Firm continues to assess the level of capital required for each line of business, as well as the assumptions and methodologies used to allocate capital to the business segments, and further refinements may be implemented in future periods.
Segment results and reconciliation(a)

Three months ended March 31, 2011	Investment	Retail Financial	Card Services	Commercial
(in millions, except ratios)	Bank	Services	& Auto	Banking

Noninterest revenue	$6,176	$1,380	$1,047	$502
Net interest income	2,057	4,086	3,744	1,014

Total net revenue	8,233	5,466	4,791	1,516
Provision for credit losses	(429)	1,199	353	47
Credit allocation income(b)	—	—	—	—
Noninterest expense	5,016	4,900	1,917	563

Income/(loss) before income tax expense/(benefit)	3,646	(633)	2,521	906
Income tax expense/(benefit)	1,276	(234)	987	360

Net income/(loss)	$2,370	$(399)	$1,534	$546

Average common equity	$40,000	$25,000	$16,000	$8,000
Average assets	815,828	297,938	204,441	140,400
Return on average common equity	24%	(6)%	39%	28%
Overhead ratio	61	90	40	37

Three months ended March 31, 2011	Treasury &	Asset	Corporate/	Reconciling
(in millions, except ratios)	Securities Services	Management	Private Equity	Items(c)	Total

Noninterest revenue	$1,137	$2,020	$1,478	$(424)	$13,316
Net interest income	703	386	34	(119)	11,905

Total net revenue	1,840	2,406	1,512	(543)	25,221
Provision for credit losses	4	5	(10)	—	1,169
Credit allocation income/(expense)(b)	27	—	—	(27)	—
Noninterest expense	1,377	1,660	562	—	15,995

Income before income tax expense/(benefit)	486	741	960	(570)	8,057
Income tax expense/(benefit)	170	275	238	(570)	2,502

Net income	$316	$466	$722	$—	$5,555

Average common equity	$7,000	$6,500	$66,915	$—	$169,415
Average assets	47,873	68,918	529,054	NA	2,104,452
Return on average common equity	18%	29%	NM	NM	13%
Overhead ratio	75	69	NM	NM	63

Three months ended March 31, 2010	Investment	Retail Financial	Card Services	Commercial
(in millions, except ratios)	Bank	Services	& Auto	Banking

Noninterest revenue	$6,191	$2,523	$987	$500
Net interest income	2,128	4,447	4,266	916

Total net revenue	8,319	6,970	5,253	1,416
Provision for credit losses	(462)	3,559	3,686	214
Credit allocation income(b)	—	—	—	—
Noninterest expense	4,838	3,897	1,747	539

Income/(loss) before income tax expense/(benefit)	3,943	(486)	(180)	663
Income tax expense/(benefit)	1,472	(190)	(42)	273

Net income/(loss)	$2,471	$(296)	$(138)	$390

Average common equity	$40,000	$24,600	$18,400	$8,000
Average assets	676,122	325,856	224,979	133,013
Return on average common equity	25%	(5)%	(3)%	20%
Overhead ratio	58	56	33	38

Three months ended March 31, 2010	Treasury &	Asset	Corporate/	Reconciling
(in millions, except ratios)	Securities Services	Management	Private Equity	Items(c)	Total

Noninterest revenue	$1,146	$1,774	$1,281	$(441)	$13,961
Net interest income	610	357	1,076	(90)	13,710

Total net revenue	1,756	2,131	2,357	(531)	27,671
Provision for credit losses	(39)	35	17	—	7,010
Credit allocation income/(expense)(b)	(30)	—	—	30	—
Noninterest expense	1,325	1,442	2,336	—	16,124

Income/(loss) before income tax expense/(benefit)	440	654	4	(501)	4,537
Income tax expense/(benefit)	161	262	(224)	(501)	1,211

Net income	$279	$392	$228	$—	$3,326

Average common equity	$6,500	$6,500	$52,094	$—	$156,094
Average assets	38,273	62,525	577,912	NA	2,038,680
Return on average common equity	17%	24%	NM	NM	8%
Overhead ratio	75	68	NM	NM	58

(a)	In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications as discussed below that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.

(b)	IB manages credit exposures related to the Global Corporate Bank (“GCB”) on behalf of IB and TSS. Effective January 1, 2011, IB and TSS will share the economics related to the Firm’s GCB clients. Included within this allocation are net revenues, provision for credit losses, as well as expenses. Prior-year period reflected a reimbursement to IB for a portion of the total costs of managing the credit portfolio. IB recognizes this credit allocation as a component of all other income.

(c)	Segment managed results reflect revenue on a fully tax-equivalent basis, with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the three months ended March 31, 2011 and 2010, were as follows.

	Three months ended March 31,
(in millions)	2011	2010

Noninterest revenue	$451	$411
Net interest income	119	90
Income tax expense	570	501

Basis of Presentation (Policies)	3 Months Ended
Mar. 31, 2011
Basis of Presentation [Abstract]
Basis of Accounting
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the U.S. (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.
The unaudited consolidated financial statements prepared in conformity with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expense, and the disclosures of contingent assets and liabilities. Actual results could be different from these estimates. In the opinion of management, all normal, recurring adjustments have been included for a fair statement of this interim financial information.
These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements, and related notes thereto, included in JPMorgan Chase’s Annual Report on Form 10-K for the year ended December 31, 2010, as filed with the U.S. Securities and Exchange Commission (“SEC”), as retrospectively revised by the Current Report on Form 8-K filed with the SEC on November 4, 2011.
References to the “2010 Annual Report” or “2010 Form 10-K” in this 8-K are to the Firm’s 2010 Form 10-K, as retrospectively revised by the Form 8-K filed on November 4, 2011.
Certain amounts in prior periods have been reclassified to conform to the current presentation.

Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Measurement (Tables) [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
				Netting	Total
March 31, 2011 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$19,998	$—	$—	$19,998
Securities borrowed	—	15,334	—	—	15,334

Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	27,862	9,422	191	—	37,475
Residential — nonagency	—	2,650	782	—	3,432
Commercial — nonagency	—	938	1,885	—	2,823

Total mortgage-backed securities	27,862	13,010	2,858	—	43,730
U.S. Treasury and government agencies(a)	19,282	8,829	—	—	28,111
Obligations of U.S. states and municipalities	1	11,418	1,971	—	13,390
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,748	—	—	3,748
Non—U.S. government debt securities	30,359	47,780	640	—	78,779
Corporate debt securities	—	47,708	5,623	—	53,331
Loans(b)	—	21,759	12,490	—	34,249
Asset-backed securities	—	3,434	8,356	—	11,790

Total debt instruments	77,504	157,686	31,938	—	267,128
Equity securities	127,889	3,150	1,367	—	132,406
Physical commodities(c)	16,801	2,664	—	—	19,465
Other	2	3,157	246	—	3,405

Total debt and equity instruments(d)	222,196	166,657	33,551	—	422,404
Derivative receivables:
Interest rate	890	931,980	4,997	(906,685)	31,182
Credit(e)	—	106,368	15,605	(113,947)	8,026
Foreign exchange	1,331	155,845	4,126	(142,969)	18,333
Equity	58	42,520	5,823	(40,043)	8,358
Commodity	759	67,030	3,174	(58,118)	12,845

Total derivative receivables(f)	3,038	1,303,743	33,725	(1,261,762)	78,744

Total trading assets	225,234	1,470,400	67,276	(1,261,762)	501,148

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	103,692	18,162	—	—	121,854
Residential — nonagency	—	55,234	5	—	55,239
Commercial — nonagency	—	4,735	248	—	4,983

Total mortgage-backed securities	103,692	78,131	253	—	182,076
U.S. Treasury and government agencies(a)	565	6,490	—	—	7,055
Obligations of U.S. states and municipalities	27	11,155	256	—	11,438
Certificates of deposit	—	3,489	—	—	3,489
Non—U.S. government debt securities	18,386	14,864	—	—	33,250
Corporate debt securities	1	63,539	—	—	63,540
Asset-backed securities:
Credit card receivables	—	6,416	—	—	6,416
Collateralized loan obligations	—	127	14,741	—	14,868
Other	—	9,132	275	—	9,407
Equity securities	3,193	52	—	—	3,245

Total available-for-sale securities	125,864	193,395	15,525	—	334,784

Loans	—	434	1,371	—	1,805
Mortgage servicing rights	—	—	13,093	—	13,093

Other assets:
Private equity investments(g)	137	594	8,853	—	9,584
All other	5,334	132	4,560	—	10,026

Total other assets	5,471	726	13,413	—	19,610

Total assets measured at fair value on a recurring basis(h)	$356,569	$1,700,287	$110,678	$(1,261,762)	$905,772

	Fair value hierarchy
				Netting	Total
March 31, 2011 (in millions)	Level 1(i)	Level 2(i)	Level 3(i)	adjustments	fair value

Deposits	$—	$3,656	$621	$—	$4,277
Federal funds purchased and securities loaned or sold under repurchase agreements	—	6,214	—	—	6,214
Other borrowed funds	—	9,143	1,473	—	10,616

Trading liabilities:
Debt and equity instruments(d)	61,666	18,192	173	—	80,031
Derivative payables:
Interest rate	924	895,092	2,527	(884,016)	14,527
Credit(e)	—	107,089	11,232	(112,775)	5,546
Foreign exchange	1,412	154,407	4,124	(141,393)	18,550
Equity	74	39,320	7,969	(35,910)	11,453
Commodity	759	64,276	4,039	(57,788)	11,286

Total derivative payables(f)	3,169	1,260,184	29,891	(1,231,882)	61,362

Total trading liabilities	64,835	1,278,376	30,064	(1,231,882)	141,393

Accounts payable and other liabilities	—	—	146	—	146
Beneficial interests issued by consolidated VIEs	—	688	588	—	1,276
Long-term debt	—	24,888	13,027	—	37,915

Total liabilities measured at fair value on a recurring basis	$64,835	$1,322,965	$45,919	$(1,231,882)	$201,837

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Federal funds sold and securities purchased under resale agreements	$—	$20,299	$—	$—	$20,299
Securities borrowed	—	13,961	—	—	13,961
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies(a)	36,813	10,738	174	—	47,725
Residential — nonagency	—	2,807	687	—	3,494
Commercial — nonagency	—	1,093	2,069	—	3,162

Total mortgage-backed securities	36,813	14,638	2,930	—	54,381
U.S. Treasury and government agencies(a)	12,863	9,026	—	—	21,889
Obligations of U.S. states and municipalities	—	11,715	2,257	—	13,972
Certificates of deposit, bankers’ acceptances and commercial paper	—	3,248	—	—	3,248
Non-U.S. government debt securities	31,127	38,482	697	—	70,306
Corporate debt securities	—	42,280	4,946	—	47,226
Loans(b)	—	21,736	13,144	—	34,880
Asset-backed securities	—	2,743	7,965	—	10,708

Total debt instruments	80,803	143,868	31,939	—	256,610
Equity securities	124,400	3,153	1,685	—	129,238
Physical commodities(c)	18,327	2,708	—	—	21,035
Other	—	2,275	253	—	2,528

Total debt and equity instruments(d)	223,530	152,004	33,877	—	409,411

Derivative receivables:
Interest rate	2,278	1,120,282	5,422	(1,095,427)	32,555
Credit(e)	—	111,827	17,902	(122,004)	7,725
Foreign exchange	1,121	163,114	4,236	(142,613)	25,858
Equity	30	38,041	5,562	(39,429)	4,204
Commodity	1,324	56,076	2,197	(49,458)	10,139

Total derivative receivables(f)	4,753	1,489,340	35,319	(1,448,931)	80,481

Total trading assets	228,283	1,641,344	69,196	(1,448,931)	489,892

Available-for-sale securities:
Mortgage-backed securities:
U.S. government agencies(a)	104,736	15,490	—	—	120,226
Residential — nonagency	—	48,969	5	—	48,974
Commercial — nonagency	—	5,403	251	—	5,654

Total mortgage-backed securities	104,736	69,862	256	—	174,854
U.S. Treasury and government agencies(a)	522	10,826	—	—	11,348
Obligations of U.S. states and municipalities	31	11,272	256	—	11,559
Certificates of deposit	6	3,641	—	—	3,647
Non-U.S. government debt securities	13,107	7,670	—	—	20,777
Corporate debt securities	1	61,793	—	—	61,794
Asset-backed securities:
Credit card receivables	—	7,608	—	—	7,608
Collateralized loan obligations	—	128	13,470	—	13,598
Other	—	8,777	305	—	9,082
Equity securities	1,998	53	—	—	2,051

Total available-for-sale securities	120,401	181,630	14,287	—	316,318

Loans	—	510	1,466	—	1,976
Mortgage servicing rights	—	—	13,649	—	13,649
Other assets:
Private equity investments(g)	49	826	7,862	—	8,737
All other	5,093	192	4,179	—	9,464

Total other assets	5,142	1,018	12,041	—	18,201

Total assets measured at fair value on a recurring basis(h)	$353,826	$1,858,762	$110,639	$(1,448,931)	$874,296

	Fair value hierarchy
				Netting	Total
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	adjustments	fair value

Deposits	$—	$3,736	$633	$—	$4,369
Federal funds purchased and securities loaned or sold under repurchase agreements	—	4,060	—	—	4,060
Other borrowed funds	—	8,959	972	—	9,931
Trading liabilities:
Debt and equity instruments(d)	58,468	18,425	54	—	76,947
Derivative payables:
Interest rate	2,625	1,085,233	2,586	(1,070,057)	20,387
Credit(e)	—	112,545	12,516	(119,923)	5,138
Foreign exchange	972	158,908	4,850	(139,715)	25,015
Equity	22	39,046	7,331	(35,949)	10,450
Commodity	862	54,611	3,002	(50,246)	8,229

Total derivative payables(f)	4,481	1,450,343	30,285	(1,415,890)	69,219

Total trading liabilities	62,949	1,468,768	30,339	(1,415,890)	146,166

Accounts payable and other liabilities	—	—	236	—	236
Beneficial interests issued by consolidated VIEs	—	622	873	—	1,495
Long-term debt	—	25,795	13,044	—	38,839

Total liabilities measured at fair value on a recurring basis	$62,949	$1,511,940	$46,097	$(1,415,890)	$205,096

(a)	At March 31, 2011, and December 31, 2010, included total U.S. government-sponsored enterprise obligations of $126.3 billion and $137.3 billion respectively, which were predominantly mortgage-related.

(b)	At March 31, 2011, and December 31, 2010, included within trading loans were $18.9 billion and $22.7 billion, respectively, of residential first-lien mortgages and $2.5 billion and $2.6 billion, respectively, of commercial first-lien mortgages. Residential mortgage loans include conforming mortgage loans originated with the intent to sell to U.S. government agencies of $10.2 billion and $13.1 billion, respectively, and reverse mortgages of $3.9 billion and $4.0 billion, respectively.

(c)	Physical commodities inventories are generally accounted for at the lower of cost or fair value.

(d)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold but not yet purchased (short positions) when the long and short positions have identical Committee on Uniform Security Identification Procedures numbers (“CUSIPs”).

(e)	The level 3 amounts for derivative receivables and derivative payables related to credit primarily include structured credit derivative instruments. For further information on the classification of instruments within the valuation hierarchy, see Note 3 on pages 170–187 of JPMorgan Chase’s 2010 Annual Report.

(f)	As permitted under U.S. GAAP, the Firm has elected to net derivative receivables and derivative payables and the related cash collateral received and paid when a legally enforceable master netting agreement exists. For purposes of the tables above, the Firm does not reduce derivative receivables and derivative payables balances for this netting adjustment, either within or across the levels of the fair value hierarchy, as such netting is not relevant to a presentation based on the transparency of inputs to the valuation of an asset or liability. Therefore, the balances reported in the fair value hierarchy table are gross of any counterparty netting adjustments. However, if the Firm were to net such balances within level 3, the reduction in the level 3 derivative receivable and payable balances would be $12.1 billion and $12.7 billion at March 31, 2011, and December 31, 2010, respectively; this is exclusive of the netting benefit associated with cash collateral, which would further reduce the level 3 balances.

(g)	Private equity instruments represent investments within the Corporate/Private Equity line of business. The cost basis of the private equity investment portfolio totaled $10.1 billion and $10.0 billion at March 31, 2011, and December 31, 2010, respectively.

(h)	At March 31, 2011, and December 31, 2010, balances included investments valued at net asset values of $12.5 billion and $12.1 billion, respectively, of which $6.2 billion and $5.9 billion, respectively, were classified in level 1, $1.9 billion and $2.0 billion, respectively, in level 2 and $4.4 billion and $4.2 billion, respectively, in level 3.

(i)	For the three months ended March 31, 2011 and 2010, the transfers between levels 1, 2 and 3, were not significant.

Changes in level 3 recurring fair value measurements

	Fair value measurements using significant unobservable inputs
										Change in unrealized
		Total						Transfers		gains/(losses)
Three months ended	Fair value	realized/						into and/or	Fair value at	related to financial
March 31, 2011	at January 1,	unrealized						out of	March 31,	instruments held
(in millions)	2011	gains/(losses)		Purchases(g)	Sales	Issuances	Settlements	level 3(e)	2011	at March 31, 2011

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$174	$17		$21	$(21)	$—	$—	$—	$191	$(1)
Residential — nonagency	687	71		259	(168)	—	(67)	—	782	27
Commercial — nonagency	2,069	16		346	(482)	—	(64)	—	1,885	(22)

Total mortgage-backed securities	2,930	104		626	(671)	—	(131)	—	2,858	4
Obligations of U.S. states and municipalities	2,257	(14)		284	(555)	—	(1)	—	1,971	(14)
Non-U.S. government debt securities	697	49		130	(143)	—	(19)	(74)	640	50
Corporate debt securities	4,946	32		1,629	(1,075)	—	(6)	97	5,623	34
Loans	13,144	131		888	(1,024)	—	(729)	80	12,490	12
Asset-backed securities	7,965	354		1,118	(1,057)	—	(43)	19	8,356	245

Total debt instruments	31,939	656		4,675	(4,525)	—	(929)	122	31,938	331
Equity securities	1,685	70		37	(74)	—	(330)	(21)	1,367	83
Other	253	20		5	(1)	—	(31)	—	246	20

Total debt and equity instruments	33,877	746	(a)	4,717	(4,600)	—	(1,290)	101	33,551	434	(a)

Net derivative receivables:
Interest rate	2,836	519		128	(83)	—	(915)	(15)	2,470	184
Credit	5,386	(853)		1	—	—	(146)	(15)	4,373	(1,068)
Foreign exchange	(614)	61		25	—	—	482	48	2	69
Equity	(1,769)	194		95	(330)	—	(424)	88	(2,146)	69
Commodity	(805)	595		86	(67)	—	(424)	(250)	(865)	209

Total net derivative receivables	5,034	516	(a)	335	(480)	—	(1,427)	(144)	3,834	(537)	(a)

Available-for-sale securities:
Asset-backed securities	13,775	478		1,109	(4)	—	(342)	—	15,016	475
Other	512	9		—	(3)	—	(9)	—	509	7

Total available-for-sale securities	14,287	487	(b)	1,109	(7)	—	(351)	—	15,525	482	(b)

Loans	1,466	120	(a)	84	—	—	(283)	(16)	1,371	108	(a)
Mortgage servicing rights	13,649	(751)	(c)	758	—	—	(563)	—	13,093	(751)	(c)
Other assets:
Private equity investments	7,862	905	(a)	328	(139)	—	(103)	—	8,853	845	(a)
All other	4,179	60	(d)	409	(3)	—	(86)	1	4,560	60	(d)

	Fair value measurements using significant unobservable inputs
										Change in unrealized
		Total						Transfers		(gains)/losses
Three months ended	Fair value	realized/						into and/or	Fair value at	related to financial
March 31, 2011	at January 1,	unrealized						out of	March 31,	instruments held
(in millions)	2011	(gains)/losses		Purchases	Sales	Issuances	Settlements	level 3(e)	2011	at March 31, 2011

Liabilities(f):
Deposits	$633	$(4)	(a)	$—	$—	$59	$(66)	$(1)	$621	$(4)	(a)
Other borrowed funds	972	58	(a)	—	—	529	(88)	2	1,473	58	(a)
Trading liabilities:						—
Debt and equity instruments	54	—	(a)	—	119	—	—	—	173	—	(a)
Accounts payable and other liabilities	236	(37)	(d)	—	—	—	(53)	—	146	4	(d)
Beneficial interests issued by consolidated VIEs	873	(6)	(a)	—	—	11	(290)	—	588	(7)	(a)
Long-term debt	13,044	62	(a)	$—	$—	$653	$(971)	239	13,027	258	(a)

	Fair value measurements using significant unobservable inputs
							Change in unrealized
		Total		Purchases,	Transfers		gains/(losses) related
Three months ended	Fair value at	realized/		issuances,	into and/or	Fair value at	to financial
March 31, 2010	January 1,	unrealized		settlements,	out of	March 31,	instruments held
(in millions)	2010	gains/(losses)		net	level 3(e)	2010	at March 31, 2010

Assets:
Trading assets:
Debt instruments:
Mortgage-backed securities:
U.S. government agencies	$260	$5		$(50)	$—	$215	$(10)
Residential — nonagency	1,115	16		(304)	14	841	(11)
Commercial — nonagency	1,770	36		(133)	—	1,673	(36)

Total mortgage-backed securities	3,145	57		(487)	14	2,729	(57)
Obligations of U.S. states and municipalities	1,971	(42)		(96)	142	1,975	(44)
Non-U.S. government debt securities	734	(47)		26	—	713	(46)
Corporate debt securities	5,241	(278)		(290)	274	4,947	14
Loans	13,218	(331)		2,986	(97)	15,776	(369)
Asset-backed securities	7,975	96		(69)	76	8,078	19

Total debt instruments	32,284	(545)		2,070	409	34,218	(483)
Equity securities	1,956	(20)		(232)	12	1,716	73
Other	926	21		(600)	78	425	19

Total debt and equity instruments	35,166	(544	)(a)	1,238	499	36,359	(391	)(a)

Net of derivative receivables:
Interest rate	2,040	420		(41)	45	2,464	213
Credit	10,350	(604)		(551)	(9)	9,186	(718)
Foreign exchange	1,082	(380)		(80)	(293)	329	(365)
Equity	(1,791)	263		(64)	301	(1,291)	247
Commodity	(329)	(411)		402	57	(281)	(508)

Total net derivative receivables	11,352	(712	)(a)	(334)	101	10,407	(1,131	)(a)

Available-for-sale securities:
Asset-backed securities	12,732	(66)		(95)	—	12,571	(70)
Other	461	(77)		(22)	1	363	15

Total available-for-sale securities	13,193	(143	)(b)	(117)	1	12,934	(55	)(b)

Loans	990	1	(a)	157	(8)	1,140	(18	)(a)
Mortgage servicing rights	15,531	(96	)(c)	96	—	15,531	(96	)(c)
Other assets:
Private equity investments	6,563	148	(a)	(61)	(265)	6,385	31	(a)
All other	9,521	(18	)(d)	(5,140)	(11)	4,352	(18	)(d)

	Fair value measurements using significant unobservable inputs
							Change in unrealized
		Total		Purchases,	Transfers		(gains)/losses
Three months ended	Fair value at	realized/		issuances,	into and/or	Fair value at	related to financial
March 31, 2010	January 1,	unrealized		settlements,	out of	March 31,	instruments held
(in millions)	2010	(gains)/losses		net	level 3(e)	2010	at March 31, 2010

Liabilities(f):
Deposits	$476	$(10	)(a)	$(1)	$(25)	$440	$(14	)(a)
Other borrowed funds	542	(52	)(a)	195	(233)	452	(73	)(a)
Trading liabilities:
Debt and equity instruments	10	2	(a)	(3)	23	32	2	(a)
Accounts payable and other liabilities	355	(23	)(d)	(4)	—	328	(20	)(d)
Beneficial interests issued by consolidated VIEs	625	(7	)(a)	1,199	—	1,817	(7	)(a)
Long-term debt	18,287	(403	)(a)	(668)	302	17,518	(402	)(a)

(a)	Predominantly reported in principal transactions revenue, except for changes in fair value for Retail Financial Services (“RFS”) mortgage loans originated with the intent to sell, which are reported in mortgage fees and related income.

(b)	Realized gains and losses on available-for-sale (“AFS”) securities, as well as other-than-temporary impairment losses that are recorded in earnings, are reported in securities gains. Unrealized gains and losses are reported in other comprehensive income (“OCI”). Realized gains and losses and foreign exchange remeasurement adjustments recorded in income on AFS securities were $330 million and $79 million for the three months ended March 31, 2011 and 2010, respectively. Unrealized gains and losses reported on AFS securities in OCI were $156 million and $65 million for the three months ended March 31, 2011 and 2010, respectively.

(c)	Changes in fair value for RFS mortgage servicing rights are reported in mortgage fees and related income.

(d)	Predominantly reported in other income.

(e)	All transfers into and/or out of level 3 are assumed to occur at the beginning of the reporting period.

(f)	Level 3 liabilities as a percentage of total Firm liabilities accounted for at fair value (including liabilities measured at fair value on a nonrecurring basis) were 23% and 22% at March 31, 2011, and December 31, 2010, respectively.

(g)	Loan originations are included in purchases.

Assets and liabilities measured at fair value on a nonrecurring basis

	Fair value hierarchy
March 31, 2011 (in millions)	Level 1(d)	Level 2(d)	Level 3(d)	Total fair value

Loans retained(a)	$—	$1,418	$625	$2,043
Loans held-for-sale(b)	—	457	4,554	5,011

Total loans	—	1,875	5,179	7,054
Other real estate owned	—	58	251	309
Other assets	—	—	1	1

Total other assets	—	58	252	310

Total assets at fair value on a nonrecurring basis	$—	$1,933	$5,431	$7,364

Accounts payable and other liabilities(c)	$—	$36	$17	$53

Total liabilities at fair value on a nonrecurring basis	$—	$36	$17	$53

	Fair value hierarchy
December 31, 2010 (in millions)	Level 1	Level 2	Level 3	Total fair value

Loans retained(a)	$—	$5,484	$690	$6,174
Loans held-for-sale(b)	—	312	3,200	3,512

Total loans	—	5,796	3,890	9,686
Other real estate owned	—	78	311	389
Other assets	—	—	2	2

Total other assets	—	78	313	391

Total assets at fair value on a nonrecurring basis	$—	$5,874	$4,203	$10,077

Accounts payable and other liabilities(c)	$—	$53	$18	$71

Total liabilities at fair value on a nonrecurring basis	$—	$53	$18	$71

(a)	Reflects mortgage, home equity and other loans where the carrying value is based on the fair value of the underlying collateral.

(b)	Predominantly includes credit card loans at March 31, 2011, and December 31, 2010. Loans held-for-sale are carried on the Consolidated Balance Sheets at the lower of cost or fair value.

(c)	Represents, at March 31, 2011, and December 31, 2010, fair value adjustments associated with $828 million and $517 million, respectively, of unfunded held-for-sale lending-related commitments within the leveraged lending portfolio.

(d)	For the three months ended March 31, 2011 and 2010, the transfers between levels 1, 2 and 3 were not significant.

Nonrecurring fair value changes

	Three months ended March 31,
(in millions)	2011	2010

Loans retained	$(690)	$(1,338)
Loans held-for-sale	5	44

Total loans	(685)	(1,294)

Other assets	(3)	4
Accounts payable and other liabilities	6	7

Total nonrecurring fair value gains/(losses)	$(682)	$(1,283)

Credit adjustments

(in millions)	March 31, 2011	December 31, 2010

Derivative receivables balance	$78,744	$80,481
Derivatives CVA(a)	(3,827)	(4,362)
Derivative payables balance	61,362	69,219
Derivatives DVA	(813)	(882)
Structured notes balance(b)(c)	52,808	53,139
Structured notes DVA	(1,176)	(1,153)

(a)	Derivatives credit valuation adjustments (“CVA”), gross of hedges, includes results managed by credit portfolio and other lines of business within the Investment Bank (“IB”).

(b)	Structured notes are recorded within long-term debt, other borrowed funds or deposits on the Consolidated Balance Sheets, based on the tenor and legal form of the note.

(c)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 105–106 of this Form 10-Q.

Impact of credit adjustments on earnings

	Three months ended March 31,
(in millions)	2011	2010

Credit adjustments:
Derivative CVA(a)	$535	$156
Derivative DVA	(69)	(106)
Structured note DVA(b)	23	108

(a)	Derivatives CVA, gross of hedges, includes results managed by credit portfolio and other lines of business within IB.

(b)	Structured notes are measured at fair value based on the Firm’s election under the fair value option. For further information on these elections, see Note 4 on pages 105–106 of this Form 10-Q.

Carrying value and estimated fair value of financial assets and liabilities

	March 31, 2011			December 31, 2010
	Carrying	Estimated	Appreciation/	Carrying	Estimated	Appreciation/
(in billions)	value	fair value	(depreciation)	value	fair value	(depreciation)

Financial assets
Assets for which fair value approximates carrying value	$104.3	$104.3	$—	$49.2	$49.2	$—
Accrued interest and accounts receivable	79.2	79.2	—	70.1	70.1	—
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217.4	217.4	—	222.6	222.6	—
Securities borrowed (included $15.3 and $14.0 at fair value)	119.0	119.0	—	123.6	123.6	—
Trading assets	501.1	501.1	—	489.9	489.9	—
Securities (included $334.8 and $316.3 at fair value)	334.8	334.8	—	316.3	316.3	—
Loans (included $1.8 and $2.0 at fair value)(a)	656.2	658.8	2.6	660.7	663.5	2.8
Mortgage servicing rights at fair value	13.1	13.1	—	13.6	13.6	—
Other (included $19.6 and $18.2 at fair value)	66.8	67.1	0.3	64.9	65.0	0.1

Total financial assets	$2,091.9	$2,094.8	$2.9	$2,010.9	$2,013.8	$2.9

Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	$995.8	$996.8	$(1.0)	$930.4	$931.5	$(1.1)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285.4	285.4	—	276.6	276.6	—
Commercial paper	46.0	46.0	—	35.4	35.4	—
Other borrowed funds (included $10.6 and $9.9 at fair value)(b)	36.7	36.7	—	34.3	34.3	—
Trading liabilities	141.4	141.4	—	146.2	146.2	—
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	142.6	142.5	0.1	138.2	138.2	—
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70.9	71.2	(0.3)	77.6	77.9	(0.3)
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)(b)	269.6	270.8	(1.2)	270.7	271.9	(1.2)

Total financial liabilities	$1,988.4	$1,990.8	$(2.4)	$1,909.4	$1,912.0	$(2.6)

Net appreciation			$(0.5)			$0.3

(a)	Fair value is typically estimated using a discounted cash flow model that incorporates the characteristics of the underlying loans (including principal, contractual interest rate and contractual fees) and other key inputs, including expected lifetime credit losses, interest rates, prepayment rates, and primary origination or secondary market spreads. For certain loans, the fair value is measured based upon the value of the underlying collateral. The difference between the estimated fair value and carrying value of a financial asset or liability is the result of the different methodologies used to determine fair value as compared to carrying value. For example, credit losses are estimated for a financial asset’s remaining life in a fair value calculation but are estimated for a loss emergence period in a loan loss reserve calculation; future loan income (interest and fees) is incorporated in a fair value calculation but is generally not considered in a loan loss reserve calculation. For a further discussion of the Firm’s methodologies for estimating the fair value of loans and lending-related commitments, see Note 3 pages 171–173 of JPMorgan Chase’s 2010 Annual Report.

(b)	Effective January 1, 2011, $23.0 billion of long-term advances from Federal Home Loan Banks (“FHLBs”) were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

The Carrying value and estimated fair value of wholesale lending- related commitments

	March 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
(in billions)	value(a)	fair value	value(a)	fair value

Wholesale lending—related commitments	$0.7	$1.0	$0.7	$0.9

(a)	Represents the allowance for wholesale unfunded lending-related commitments. Excludes the current carrying values of the guarantee liability and the offsetting asset each recognized at fair value at the inception of guarantees.

Trading assets and liabilities average balances

	Three months ended March 31,
(in millions)	2011	2010

Trading assets — debt and equity instruments(a)	$417,463	$331,763
Trading assets — derivative receivables	85,437	78,683
Trading liabilities — debt and equity instruments(a)(b)	82,919	70,882
Trading liabilities — derivative payables	71,288	59,053

(a)	Balances reflect the reduction of securities owned (long positions) by the amount of securities sold, but not yet purchased (short positions) when the long and short positions have identical CUSIPs.

(b)	Primarily represent securities sold, not yet purchased.

Fair Value Option (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Option (Tables) [Abstract]
Changes in fair value under the fair value option election

	Three months ended March 31,
	2011				2010
				Total changes				Total changes
	Principal	Other		in fair value	Principal	Other		in fair value
(in millions)	transactions	Income		recorded	transactions	income		recorded

Federal funds sold and securities purchased under resale agreements	$(118)	$—		$(118)	$19	$—		$19
Securities borrowed	9	—		9	12	—		12
Trading assets:
Debt and equity instruments, excluding loans	164	3	(c)	167	156	1	(c)	157
Loans reported as trading assets:
Changes in instrument-specific credit risk	480	—		480	409	(6	)(c)	403
Other changes in fair value	125	723	(c)	848	(384)	755	(c)	371
Loans:
Changes in instrument-specific credit risk	(6)	—		(6)	47	—		47
Other changes in fair value	143	—		143	(27)	—		(27)
Other assets	—	—		—	—	(53	)(d)	(53)
Deposits(a)	(17)	—		(17)	(189)	—		(189)
Federal funds purchased and securities loaned or sold under repurchase agreements	35	—		35	(9)	—		(9)
Other borrowed funds(a)	217	—		217	74	—		74
Trading liabilities	(3)	—		(3)	(3)	—		(3)
Beneficial interests issued by consolidated VIEs	(34)	—		(34)	46	—		46
Other liabilities	(3)	(2)	(d)	(5)	23	—		23
Long-term debt:
Changes in instrument-specific credit risk(a)	54	—		54	51	—		51
Other changes in fair value(b)	(24)	—		(24)	226	—		226

(a)	Total changes in instrument-specific credit risk related to structured notes were $23 million and $108 million for the three months ended March 31, 2011 and 2010, respectively. Those totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt.

(b)	Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need. The embedded derivative is the primary driver of risk. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.

Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding

	March 31, 2011			December 31, 2010
			Fair value			Fair value
			over/(under)			over/(under)
	Contractual		contractual	Contractual		contractual
	principal		principal	principal		principal
(in millions)	outstanding	Fair value	outstanding	outstanding	Fair value	outstanding

Loans
Performing 90 days or more past due
Loans reported as trading assets	$—	$—	$—	$—	$—	$—
Loans	—	—	—	—	—	—
Nonaccrual Loans
Loans reported as trading assets	5,632	1,509	(4,123)	5,246	1,239	(4,007)
Loans	892	60	(832)	927	132	(795)

Subtotal	6,524	1,569	(4,955)	6,173	1,371	(4,802)
All other performing loans
Loans reported as trading assets	38,107	32,740	(5,367)	39,490	33,641	(5,849)
Loans	2,246	1,275	(971)	2,496	1,434	(1,062)

Total loans	$46,877	$35,584	$(11,293)	$48,159	$36,446	$(11,713)

Long-term debt
Principal—protected debt	$19,820 (b)	$20,207	$387	$20,761 (b)	$21,315	$554
Nonprincipal—protected debt(a)	NA	17,708	NA	NA	17,524	NA

Total long-term debt	NA	37,915	NA	NA	$38,839	NA

Long-term beneficial interests
Principal—protected debt	$—	$—	$—	$49	$49	$—
Nonprincipal—protected debt(a)	NA	1,276	NA	NA	1,446	NA

Total long-term beneficial interests	NA	$1,276	NA	NA	$1,495	NA

(a)	Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2011
Derivative Instruments (Tables) [Abstract]
Notional amount of derivative contracts

	Notional amounts(b)
(in billions)	March 31, 2011	December 31, 2010

Interest rate contracts
Swaps	$45,632	$46,299
Futures and forwards	9,408	9,298
Written options	4,264	4,075
Purchased options	4,500	3,968

Total interest rate contracts	63,804	63,640

Credit derivatives(a)	5,845	5,472

Foreign exchange contracts
Cross-currency swaps	2,761	2,568
Spot, futures and forwards	4,698	3,893
Written options	709	674
Purchased options	695	649

Total foreign exchange contracts	8,863	7,784

Equity contracts
Swaps	126	116
Futures and forwards	41	49
Written options	493	430
Purchased options	442	377

Total equity contracts	1,102	972

Commodity contracts
Swaps	431	349
Spot, futures and forwards	213	170
Written options	288	264
Purchased options	286	254

Total commodity contracts	1,218	1,037

Total derivative notional amounts	$80,832	$78,905

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 112–113 of this Note.

(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.

Impact of derivatives on the Consolidated Balance Sheets

	Derivative receivables			Derivative payables
March 31, 2011	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$932,405	$5,462	$937,867	$897,665	$878	$898,543
Credit	121,973	—	121,973	118,321	—	118,321
Foreign exchange(b)	158,305	2,997	161,302	158,890	1,053	159,943
Equity	48,401	—	48,401	47,363	—	47,363
Commodity	70,850	113	70,963	66,896	2,178	69,074

Gross fair value of trading assets and liabilities	$1,331,934	$8,572	$1,340,506	$1,289,135	$4,109	$1,293,244
Netting adjustment(c)			(1,261,762)			(1,231,882)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$78,744			$61,362

	Derivative receivables			Derivative payables
December 31, 2010	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840	$1,090,444
Credit	129,729	—	129,729	125,061	—	125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059	164,730
Equity	43,633	—	43,633	46,399	—	46,399
Commodity	59,573	24	59,597	56,397	2,078 (d)	58,475

Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977	$1,485,109
Netting adjustment(c)			(1,448,931)			(1,415,890)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481			$69,219

(a)	Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 105–106 of this Form 10-Q and Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report for further information.

(b)	Excludes $20 million and $21 million of foreign currency-denominated debt designated as a net investment hedge at March 31, 2011, and December, 31, 2010, respectively.

(c)	U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)	Excludes $1.0 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010.

Derivative receivables and payables mark-to-market

	Trading assets-Derivative receivables		Trading liabilities-Derivative payables
(in millions)	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

Contract type
Interest rate	$31,182	$32,555	$14,527	$20,387
Credit	8,026	7,725	5,546	5,138
Foreign exchange	18,333	25,858	18,550	25,015
Equity	8,358	4,204	11,453	10,450
Commodity	12,845	10,139	11,286	8,229

Total	$78,744	$80,481	$61,362	$69,219

Fair value hedge gains and losses

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2011			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$(718)	$800	$82	$(9)	$91
Foreign exchange(b)	(3,206) (f)	3,124	(82)	—	(82)
Commodity(c)	(73)	433	360	(1)	361

Total	$(3,997)	$4,357	$360	$(10)	$370

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2010			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$632	$(498)	$134	$28	$106
Foreign exchange(b)	1,647 (f)	(1,657)	(10)	—	(10)
Commodity(c)	(455)	396	(59)	—	(59)

Total	$1,824	$(1,759)	$65	$28	$37

(a)	Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of certain commodities inventories. Gains and losses were recorded in principal transactions revenue.

(d)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(e)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income.

(f)	For the three months ended March 31, 2011 and 2010, included $(3.2) billion and $1.7 billion, respectively, of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments.

Cash flow hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income (“OCI”)/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2011 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$94	$3	$97	$(31)	$(125)
Foreign exchange(b)	22	—	22	18	(4)

Total	$116	$3	$119	$(13)	$(129)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2010 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$49	$3	$52	$251	$202
Foreign exchange(b)	(52)	—	(52)	(112)	(60)

Total	$(3)	$3	$—	$139	$142

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of non-U.S. dollar-denominated revenue and expense. The income statement classification of gains and losses follows the hedged item - primarily net interest income, compensation expense and other expense.

(c)	The Firm did not experience any forecasted transactions that failed to occur for the three months ended March 31, 2011 and 2010, respectively.

(d)	Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk.

Net investment hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
	Excluded components		Excluded components
Three months ended March 31,	recorded directly	Effective portion	recorded directly	Effective portion
(in millions)	in income(a)	recorded in OCI	in income(a)	recorded in OCI

Contract type
Foreign exchange derivatives	$(71)	$(390)	$(41)	$285
Foreign currency denominated debt	—	—	—	41

Total	$(71)	$(390)	$(41)	$326

(a)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during the three months ended March 31, 2011 and 2010.

Risk management derivatives gains and losses (not designated as hedging instruments)

Three months ended March 31,	Derivatives gains/(losses) recorded in income
(in millions)	2011	2010

Contract type
Interest rate(a)	$75	$140
Credit(b)	(58)	(119)
Foreign exchange(c)	(8)	(21)
Commodity(b)	—	(23)

Total	$9	$(23)

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.

Trading derivative gains and losses

Three months ended March 31,	Gains/(losses) recorded in principal transactions revenue
(in millions)	2011	2010

Type of instrument
Interest rate	$367	$107
Credit	1,209	2,125
Foreign exchange(a)	590	627
Equity	828	822
Commodity	163	413

Total	$3,157	$4,094

(a)	In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior period amounts have been revised to conform to the current presentation.

Current credit risk of derivative receivables and liquidity risk of derivative payables

	Derivative receivables		Derivative payables
	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010

Gross derivative fair value	$1,340,506	$1,529,412	$1,293,244	$1,485,109
Netting adjustment — offsetting receivables/payables	(1,197,097)	(1,376,969)	(1,197,097)	(1,376,969)
Netting adjustment — cash collateral received/paid	(64,665)	(71,962)	(34,785)	(38,921)

Carrying value on Consolidated Balance Sheets	$78,744	$80,481	$61,362	$69,219

Total credit derivatives and credit-related securities

	Maximum payout/Notional amount
March 31, 2011		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,840,995)	$2,809,606	$(31,389)	$33,757
Other credit derivatives(a)	(104,406)	25,687	(78,719)	30,692

Total credit derivatives	(2,945,401)	2,835,293	(110,108)	64,449
Credit-related notes	(1,965)	—	(1,965)	3,701

Total	$(2,947,366)	$2,835,293	$(112,073)	$68,150

	Maximum payout/Notional amount
December 31, 2010		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234

Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes	(2,008)	—	(2,008)	3,327

Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

(a)	Primarily consists of total return swaps and credit default swap options.

(b)	Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(c)	Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(d)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.

Protection sold - credit derivatives and credit-related notes ratings/maturity profile

				Total
March 31, 2011 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(186,684)	$(1,224,970)	$(381,466)	$(1,793,120)	$(12,129)
Noninvestment-grade	(163,679)	(759,126)	(231,441)	(1,154,246)	(54,503)

Total	$(350,363)	$(1,984,096)	$(612,907)	$(2,947,366)	$(66,632)

				Total
December 31, 2010 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)

Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral held by the Firm.

Noninterest Revenue (Tables)	3 Months Ended
Mar. 31, 2011
Noninterest Revenue (Tables) [Abstract]
Components of investment banking fees

	Three months ended March 31,
(in millions)	2011	2010

Underwriting:
Equity	$379	$413
Debt	982	751

Total underwriting	1,361	1,164
Advisory	432	297

Total investment banking fees	$1,793	$1,461

Principal transactions revenue

	Three months ended March 31,
(in millions)	2011	2010

Trading revenue	$3,940	$4,386
Private equity gains/(losses)(a)	805	162

Principal transactions	$4,745	$4,548

(a)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.

Components of asset management, administration and commissions

	Three months ended March 31,
(in millions)	2011	2010

Asset management:
Investment management fees	$1,494	$1,327
All other asset management fees	144	109

Total asset management fees	1,638	1,436
Total administration fees(a)	551	491
Commission and other fees:
Brokerage commissions	763	703
All other commissions and fees	654	635

Total commissions and fees	1,417	1,338

Total asset management, administration and commissions	$3,606	$3,265

(a)	Includes fees for custody, securities lending, funds services and securities clearance.

Interest Income and Interest Expense (Tables)	3 Months Ended
Mar. 31, 2011
Interest Income And Interest Expense (Tables) [Abstract]
Details of interest income and interest expense

	Three months ended March 31,
(in millions)	2011	2010

Interest income
Loans	$9,507	$10,557
Securities	2,216	2,904
Trading assets	2,885	2,760
Federal funds sold and securities purchased under resale agreements	543	407
Securities borrowed	47	29
Deposits with banks	101	95
Other assets(a)	148	93

Total interest income	15,447	16,845

Interest expense
Interest-bearing deposits	922	844
Short-term and other liabilities(b)(c)	818	562
Long-term debt(c)	1,588	1,399
Beneficial interests issued by consolidated VIEs	214	330

Total interest expense	3,542	3,135

Net interest income	11,905	13,710
Provision for credit losses	1,169	7,010

Net interest income after provision for credit losses	$10,736	$6,700

(a)	Predominantly margin loans.

(b)	Includes brokerage customer payables.

(c)	Effective January 1, 2011, the long-term portion of advances from FHLBs was reclassified from other borrowed funds to long-term debt. The related interest expense for the prior-year period has also been reclassified to conform with the current presentation.

Pension and Other Postretirement Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Employee Benefit Plans (Tables) [Abstract]
Components of net periodic benefit costs reported in the Consolidated Statements of Income and other comprehensive income

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended March 31, (in millions)	2011	2010	2011	2010	2011	2010

Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$7	$—	$—
Interest cost on benefit obligations	113	117	33	(14)	13	15
Expected return on plan assets	(198)	(186)	(36)	13	(22)	(24)
Amortization:
Net loss	41	56	12	14	—	—
Prior service cost/(credit)	(10)	(11)	—	—	(2)	(3)

Net periodic defined benefit cost	8	34	18	20	(11)	(12)
Other defined benefit pension plans(a)	7	4	4	4	NA	NA

Total defined benefit plans	15	38	22	24	(11)	(12)
Total defined contribution plans	78	63	78	65	NA	NA

Total pension and OPEB cost included in compensation expense	$93	$101	$100	$89	$(11)	$(12)

(a)	Includes various defined benefit pension plans which are individually immaterial.

Employee Stock Based Incentives (Tables)	3 Months Ended
Mar. 31, 2011
Employee Stock-Based Incentives (Tables) [Abstract]
Noncash compensation expense related to employee stock-based incentive plans

	Three months ended March 31,
(in millions)	2011	2010

Cost of prior grants of restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) that are amortized over their applicable vesting periods	$561	$688
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	269	253

Total noncash compensation expense related to employee stock-based incentive plans	$830	$941

Noninterest Expense (Tables)	3 Months Ended
Mar. 31, 2011
Noninterest expense [Abstract]
Noninterest Expense

	Three months ended March 31,
(in millions)	2011	2010

Compensation expense	$8,263	$7,276
Noncompensation expense:
Occupancy expense	978	869
Technology, communications and equipment expense	1,200	1,137
Professional and outside services	1,735	1,575
Marketing	659	583
Other expense(a)(b)	2,943	4,441
Amortization of intangibles	217	243

Total noncompensation expense	7,732	8,848

Total noninterest expense	$15,995	$16,124

(a)	The three months ended March 31, 2011 and 2010, included litigation expense of $1.1 billion and $2.9 billion, respectively.

(b)	The three months ended March 31, 2011 and 2010, included foreclosed property expense of $210 million and $303 million, respectively.

Securities (Tables)	3 Months Ended
Mar. 31, 2011
Securities (Tables) [Abstract]
Securities gains and losses

	Three months ended March 31,
(in millions)	2011	2010

Realized gains	$152	$752
Realized losses	(20)	(42)

Net realized gains(a)	132	710
Credit losses included in securities gains(b)	(30)	(100)

Net securities gains	$102	$610

(a)	Proceeds from securities sold were within approximately 2% of amortized cost.

(b)	Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities for the three months ended March 31, 2011, and on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the three months ended March 31, 2010.

Amortized costs and estimated fair values

	March 31, 2011					December 31, 2010
		Gross	Gross				Gross	Gross
	Amortized	unrealized	unrealized		Fair	Amortized	unrealized	unrealized		Fair
(in millions)	cost	gains	losses		value	cost	gains	losses		value

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$119,503	$2,762	$411		$121,854	$117,364	$3,159	$297		$120,226
Residential:
Prime and Alt-A	2,360	75	173	(d)	2,262	2,173	81	250	(d)	2,004
Non-U.S.	52,946	372	341		52,977	47,089	290	409		46,970
Commercial	4,584	417	18		4,983	5,169	502	17		5,654

Total mortgage-backed securities	179,393	3,626	943		182,076	171,795	4,032	973		174,854
U.S. Treasury and government agencies(a)	7,002	88	35		7,055	11,258	118	28		11,348
Obligations of U.S. states and municipalities	11,688	164	414		11,438	11,732	165	338		11,559
Certificates of deposit	3,486	3	—		3,489	3,648	1	2		3,647
Non-U.S. government debt securities	33,194	164	108		33,250	20,614	191	28		20,777
Corporate debt securities(b)	63,455	446	361		63,540	61,718	495	419		61,794
Asset-backed securities:
Credit card receivables	6,085	331	—		6,416	7,278	335	5		7,608
Collateralized loan obligations	14,459	581	172		14,868	13,336	472	210		13,598
Other	9,286	135	14		9,407	8,968	130	16		9,082

Total available-for-sale debt securities	328,048	5,538	2,047	(d)	331,539	310,347	5,939	2,019	(d)	314,267
Available-for-sale equity securities	3,071	174	—		3,245	1,894	163	6		2,051

Total available-for-sale securities	$331,119	$5,712	$2,047	(d)	$334,784	$312,241	$6,102	$2,025	(d)	$316,318

Total held-to-maturity securities(c)	$16	$1	$—		$17	$18	$2	$—		$20

(a)	Includes total U.S. government-sponsored enterprise obligations with fair values of $91.7 billion and $94.2 billion at March 31, 2011, and December 31, 2010, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)	Includes a total of $106 million and $133 million (pretax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at March 31, 2011, and December 31, 2010, respectively. These unrealized losses are not credit-related and remain reported in accumulated other comprehensive income/(loss) (“AOCI”).

Securities impairment

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
March 31, 2011 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$17,342	$408	$169	$3	$17,511	$411
Residential:
Prime and Alt-A	—	—	1,196	173	1,196	173
Non-U.S.	29,713	259	3,361	82	33,074	341
Commercial	499	18	—	—	499	18

Total mortgage-backed securities	47,554	685	4,726	258	52,280	943
U.S. Treasury and government agencies	715	35	—	—	715	35
Obligations of U.S. states and municipalities	7,198	406	18	8	7,216	414
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	11,506	108	—	—	11,506	108
Corporate debt securities	20,103	360	99	1	20,202	361
Asset-backed securities:
Credit card receivables	—	—	—	—	—	—
Collateralized loan obligations	824	5	5,610	167	6,434	172
Other	2,268	8	117	6	2,385	14

Total available-for-sale debt securities	90,168	1,607	10,570	440	100,738	2,047
Available-for-sale equity securities	—	—	—	—	—	—

Total securities with gross unrealized losses	$90,168	$1,607	$10,570	$440	$100,738	$2,047

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
December 31, 2010 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17

Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16

Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6

Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

Credit losses in securities gains and losses

	Three months ended
	March 31,
(in millions)	2011	2010

Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$(27)	$(94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)

Credit losses recognized in income(b)	$(30)	$(100)

(a)	For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, represents additional declines in fair value subsequent to previously recorded OTTI, if applicable.

(b)	Represents the credit loss component of certain prime mortgage-backed securities and obligations of U.S. states and municipalities that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.

Changes in the credit loss component of credit-impaired debt securities

	Three months ended March 31,
(in millions)	2011	2010

Balance, beginning of period	$632	$578
Additions:
Newly credit-impaired securities	4	—
Increase in losses on previously credit-impaired securities	—	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	26	6
Reductions:
Sales of credit-impaired securities	—	(3)
Impact of new accounting guidance related to VIEs	—	(15)

Balance, end of period	$662	$660

Amortized cost and estimated fair value by contractual maturity

	March 31, 2011
			Due after five
By remaining maturity	Due in one	Due after one year	years through 10	Due after
(in millions)	year or less	through five years	years	10 years(c)	Total

Available-for-sale debt securities
Mortgage-backed securities(a)
Amortized cost	$—	$353	$3,196	$175,844	$179,393
Fair value	—	375	3,217	178,484	182,076
Average yield(b)	—%	4.77%	2.28%	3.73%	3.71%
U.S. Treasury and government agencies(a)
Amortized cost	$2,908	$3,843	$—	$251	$7,002
Fair value	2,925	3,906	—	224	7,055
Average yield(b)	1.61%	2.32%	—%	3.86%	2.08%
Obligations of U.S. states and municipalities
Amortized cost	$22	$159	$337	$11,170	$11,688
Fair value	22	166	355	10,895	11,438
Average yield(b)	1.07%	3.11%	4.68%	4.88%	4.84%
Certificates of deposit
Amortized cost	$3,390	$96	$—	$—	$3,486
Fair value	3,393	96	—	—	3,489
Average yield(b)	3.34%	0.93%	—%	—%	3.28%
Non-U.S. government debt securities
Amortized cost	$7,892	$22,281	$2,872	$149	$33,194
Fair value	7,927	22,319	2,855	149	33,250
Average yield(b)	1.76%	2.11%	2.54%	7.73%	2.09%
Corporate debt securities
Amortized cost	$17,255	$40,548	$5,651	$1	$63,455
Fair value	17,359	40,501	5,679	1	63,540
Average yield(b)	1.93%	2.21%	4.88%	1.00%	2.37%
Asset-backed securities
Amortized cost	$41	$3,301	$13,704	$12,784	$29,830
Fair value	41	3,412	14,246	12,992	30,691
Average yield(b)	8.75%	3.21%	2.40%	2.15%	2.39%

Total available-for-sale debt securities
Amortized cost	$31,508	$70,581	$25,760	$200,199	$328,048
Fair value	31,667	70,775	26,352	202,745	331,539
Average yield(b)	2.01%	2.25%	2.97%	3.70%	3.17%

Available-for-sale equity securities
Amortized cost	$—	$—	$—	$3,071	$3,071
Fair value	—	—	—	3,245	3,245
Average yield(b)	—%	—%	—%	0.17%	0.17%

Total available-for-sale securities
Amortized cost	$31,508	$70,581	$25,760	$203,270	$331,119
Fair value	31,667	70,775	26,352	205,990	334,784
Average yield(b)	2.01%	2.25%	2.97%	3.64%	3.14%

Total held-to-maturity securities
Amortized cost	$—	$7	$8	$1	$16
Fair value	—	7	9	1	17
Average yield(b)	—%	6.97%	6.82%	6.47%	6.86%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at March 31, 2011.

(b)	The average yield is computed using the effective yield of each security owned at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and the effect of related hedging derivatives. Taxable equivalent amounts are used where applicable.

(c)	Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and five years for nonagency residential collateralized mortgage obligations.

Securities Financing Activities (Tables)	3 Months Ended
Mar. 31, 2011
Securities Financing Activities (Tables) [Abstract]
Components of Collateralized Financings

(in millions)	March 31, 2011	December 31, 2010

Securities purchased under resale agreements(a)	$216,988	$222,302
Securities borrowed(b)	119,000	123,587

Securities sold under repurchase agreements(c)	$259,147	$262,722
Securities loaned	23,124	10,592

(a)	At March 31, 2011, and December 31, 2010, included resale agreements of $20.0 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At March 31, 2011, and December 31, 2010, included securities borrowed of $15.3 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At March 31, 2011, and December 31, 2010, included repurchase agreements of $6.2 billion and $4.1 billion, respectively, accounted for at fair value.

Loans (Tables)	3 Months Ended
Mar. 31, 2011
Loans [Line Items]
Loan balances by portfolio segment

		Consumer, excluding
March 31, 2011 (in millions)	Wholesale	credit card	Credit Card	Total

Retained	$229,648	$320,998	$124,791	$675,437	(a)
Held-for-sale	4,554	188	4,012	8,754
At fair value	1,805	—	—	1,805

Total	$236,007	$321,186	$128,803	$685,996

		Consumer, excluding
December 31, 2010 (in millions)	Wholesale	credit card	Credit Card	Total

Retained	$222,510	$327,464	$135,524	$685,498	(a)
Held-for-sale	3,147	154	2,152	5,453
At fair value	1,976	—	—	1,976

Total	$227,633	$327,618	$137,676	$692,927

(a)	Loans (other than PCI loans and those for which the fair value option has been selected) are presented net of unearned income, unamortized discounts and premiums, and net deferred loan costs of $2.4 billion and $1.9 billion at March 31, 2011, and December 31, 2010, respectively.

Retained loans activities by portfolio segments

		Consumer, excluding
Three months ended March 31, 2011 (in millions)	Wholesale	credit card	Credit Card	Total

Purchases:	$123	$1,992	$—	$2,115
Sales:	877	257	—	1,134
Retained loans reclassified to held-for-sale	177	—	1,912	2,089

Net gains/(losses) on loan sales by portfolio segment

Three months ended March 31, (in millions)	2011	2010

Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)
Wholesale	$61	$79
Consumer, excluding credit card	25	30
Credit Card	(20)	—

Total net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)	$66	$109

(a)	Excludes sales related to loans accounted for at fair value.

Wholesale real estate class of loans

	Multi-family		Commercial lessors
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Real estate retained loans	$30,501	$30,604	$15,226	$15,796
Criticized exposure	3,623	3,798	2,850	3,593
% of total real estate retained loans	11.88%	12.41%	18.72%	22.75%
Criticized nonaccrual	$1,027	$1,016	$1,000	$1,549
% of total real estate retained loans	3.37%	3.32%	6.57%	9.81%

Commercial construction and development		Other		Total real estate loans
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010

$3,294	$3,395	$3,799	$3,840	$52,820	$53,635
535	619	761	696	7,769	8,706
16.24%	18.23%	20.03%	18.13%	14.71%	16.23%
$141	$174	$196	$198	$2,364	$2,937
4.28%	5.13%	5.16%	5.16%	4.48%	5.48%

Wholesale [Member]
Loans [Line Items]
Impaired loans

	Commercial				Financial		Government				Total
	and industrial		Real estate		institutions		agencies		Other		retained loans
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Impaired loans
With an allowance	$1,382	$1,512	$2,043	$2,510	$72	$127	$22	$22	$550	$697	$4,069	$4,868
Without an allowance(a)	135	157	257	445	18	8	—	—	19	8	429	618

Total impaired loans	$1,517	$1,669	$2,300	$2,955	$90	$135	$22	$22	$569	$705	$4,498	$5,486

Allowance for loan losses related to impaired loans(b)	$414	$435	$436	$825	$28	$61	$14	$14	$138	$239	$1,030	$1,574
Unpaid principal balance of impaired loans(c)	2,507	2,453	2,777	3,487	218	244	31	30	917	1,046	6,450	7,260

(a)	When the discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	The allowance for impaired loans is included in JPMorgan Chase’s asset-specific allowance for loan losses.

(c)	Represents the contractual amount of principal owed at March 31, 2001 and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the carrying value; net deferred loan fees or costs; and unamortized discount or premiums on purchased loans.

Average impaired loans and related interest income

Three months ended March 31,	Average impaired loans
(in millions)	2011	2010

Commercial and industrial	$1,553	$1,905
Real estate	2,730	3,041
Financial institutions	94	512
Government agencies	22	3
Other	637	995

Total(a)	$5,036	$6,456

(a)	The related interest income on accruing impaired loans and interest income recognized on a cash basis were not material for the three months ended March 31, 2011 and 2010.

Loans modified in troubled debt restructuring

	Commercial				Financial		Government				Total
	and industrial		Real estate		institutions		agencies		Other		retained loans
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Loans modified in troubled debt restructurings(a)	$156	$212	$270	$907	$1	$1	$22	$22	$—	$1	$449	$1,143
TDRs on nonaccrual status	105	163	269	831	1	1	22	22	—	1	397	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	4	1	18	—	—	—	—	—	—	—	22	1

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

Schedule of loans recorded, credit quality indicator

	Commercial
	and industrial		Real estate
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010
Loans by risk ratings
Investment-grade	$33,942	$31,697	$28,884	$28,504
Noninvestment-grade:
Noncriticized	31,943	30,874	16,167	16,425
Criticized performing	2,393	2,371	5,405	5,769
Criticized–total nonaccrual	1,457	1,634	2,364	2,937

Total noninvestment grade	35,793	34,879	23,936	25,131

Total retained loans	$69,735	$66,576	$52,820	$53,635

% of total criticized to total retained loans	5.52%	6.02%	14.71%	16.23%
% of nonaccrual loans to total retained loans	2.09	2.45	4.48	5.48

Loans by geographic distribution(a)
Total non-U.S.	$19,298	$17,731	$1,513	$1,963
Total U.S.	50,437	48,845	51,307	51,672

Total retained loans	$69,735	$66,576	$52,820	$53,635

Loan delinquency(b)
Current and less than 30 days past due and still accruing	$68,092	$64,501	$50,162	$50,299
30–89 days past due and still accruing	180	434	247	290
90 or more days past due and still accruing(c)	6	7	47	109
Nonaccrual	1,457	1,634	2,364	2,937

Total retained loans	$69,735	$66,576	$52,820	$53,635

(a)	U.S. and non-U.S. distribution is determined based predominantly on the domicile of the borrower.

(b)	For wholesale loans, the past due status of a loan is generally not a significant indicator of credit quality due to the ongoing review and monitoring of an obligor’s ability to meet contractual obligations. For a discussion of more significant factors, see Note 14 on page 223 of JPMorgan Chase’s 2010 Annual Report.

(c)	Represents loans that are 90 days or more past due as to principal and/or interest, but that are still accruing interest; these loans are considered well-collateralized.

(d)	Other primarily includes loans to special purpose entities and loans to private banking clients. See Note 1 on pages 164–165 of the Firm’s 2010 Annual Report for additional information on SPEs.

Financial						Total
institutions		Government agencies		Other(d)		retained loans
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010	2011	2010

$24,940	$22,525	$6,304	$6,871	$59,089	$56,450	$153,159	$146,047

7,312	8,480	355	382	7,642	6,012	63,419	62,173
297	317	5	3	392	320	8,492	8,780
90	136	22	22	645	781	4,578	5,510

7,699	8,933	382	407	8,679	7,113	76,489	76,463

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

1.19%	1.44%	0.40%	0.34%	1.53%	1.73%	5.69%	6.42%
0.28	0.43	0.33	0.30	0.95	1.23	1.99	2.48

$23,704	$19,756	$834	$870	$27,113	$25,831	$72,462	$66,151
8,935	11,702	5,852	6,408	40,655	37,732	157,186	156,359

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

$32,454	$31,289	$6,658	$7,222	$66,362	$61,837	$223,728	$215,148
93	31	6	34	693	704	1,219	1,493
2	2	—	—	68	241	123	359
90	136	22	22	645	781	4,578	5,510

$32,639	$31,458	$6,686	$7,278	$67,768	$63,563	$229,648	$222,510

Credit Card [Member]
Loans [Line Items]
Impaired loans

	Chase, excluding
	Washington Mutual		Washington Mutual
	portfolio		portfolio		Total credit card
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Impaired loans with an allowance(a)(b)
Credit card loans with modified payment terms(c)	$6,303	$6,685	$1,472	$1,570	$7,775	$8,255
Modified credit card loans that have reverted to pre-modification payment terms(d)	1,197	1,439	264	311	1,461	1,750

Total impaired loans	$7,500	$8,124	$1,736	$1,881	$9,236	$10,005

Allowance for loan losses related to impaired loans	$3,013	$3,175	$806	$894	$3,819	$4,069

(a)	The carrying value and the unpaid principal balance are the same for credit card impaired loans.

(b)	There were no impaired loans without an allowance.

(c)	Represents credit card loans outstanding to borrowers then enrolled in a credit card modification program.

(d)	Represents credit card loans that were modified in TDRs but that have subsequently reverted back to the loans’ pre-modification payment terms. At March 31, 2011, and December 31, 2010, of the $1.5 billion and $1.8 billion total loan amount, respectively, approximately $934 million and $1.2 billion, respectively, of loans have reverted back to the pre-modification payment terms of the loans due to noncompliance with the terms of the modified loans. A substantial portion of these loans is expected to be charged-off in accordance with the Firm’s standard charge-off policy. The remaining $527 million and $590 million at March 31, 2011, and December 31, 2010, respectively, of these loans are to borrowers who have successfully completed a short-term modification program. The Firm continues to report these loans as TDRs since the borrowers’ credit lines remain closed.

Average impaired loans and related interest income

Three months ended March 31,	Average impaired loans		Interest income on impaired loans(a)
(in millions)	2011	2010	2011	2010

Chase, excluding Washington Mutual portfolio	$7,709	$8,911	$101	$119
Washington Mutual portfolio	1,785	1,971	29	31

Total credit card	$9,494	$10,882	$130	$150

(a)	As permitted by regulatory guidance, credit card loans are generally exempt from being placed on nonaccrual status; accordingly, interest and fees related to credit card loans continue to accrue until the loan is charged off or paid in full. However, the Firm separately establishes an allowance for the estimated uncollectible portion of billed and accrued interest and fee income on credit card loans.

Schedule of loans recorded, credit quality indicator

	Chase, excluding		Washington Mutual
	Washington Mutual portfolio(c)		portfolio(c)		Total credit card
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due and still accruing	$108,748	$117,248	$11,585	$12,670	$120,333	$129,918
30–89 days past due and still accruing	1,693	2,092	350	459	2,043	2,551
90 or more days past due and still accruing	1,940	2,449	473	604	2,413	3,053
Nonaccrual loans	2	2	—	—	2	2

Total retained loans	$112,383	$121,791	$12,408	$13,733	$124,791	$135,524

Loan delinquency ratios
% of 30 plus days past due to total retained loans	3.23%	3.73%	6.63%	7.74%	3.57%	4.14%
% of 90 plus days past due to total retained loans	1.73	2.01	3.81	4.40	1.93	2.25

Credit card loans by geographic region
California	$14,269	$15,454	$2,391	$2,650	$16,660	$18,104
New York	8,839	9,540	933	1,032	9,772	10,572
Texas	8,700	9,217	915	1,006	9,615	10,223
Florida	6,240	6,724	1,049	1,165	7,289	7,889
Illinois	6,472	7,077	489	542	6,961	7,619
New Jersey	4,628	5,070	446	494	5,074	5,564
Ohio	4,550	5,035	362	401	4,912	5,436
Pennsylvania	4,073	4,521	383	424	4,456	4,945
Michigan	3,569	3,956	246	273	3,815	4,229
Virginia	2,802	3,020	267	295	3,069	3,315
Georgia	2,599	2,834	359	398	2,958	3,232
Washington	1,932	2,053	397	438	2,329	2,491
All other	43,710	47,290	4,171	4,615	47,881	51,905

Total retained loans	$112,383	$121,791	$12,408	$13,733	$124,791	$135,524

Percentage of portfolio based on carrying value with estimated refreshed FICO scores(b)
Equal to or greater than 660	80.9%	80.6%	58.2%	56.4%	78.4%	77.9%
Less than 660	19.1	19.4	41.8	43.6	21.6	22.1

(a)	The Firm’s policy is generally to exempt credit card loans from being placed on nonaccrual status as permitted by regulatory guidance. Under guidance issued by the Federal Financial Institutions Examination Council (“FFIEC”), credit card loans are charged off by the end of the month in which the account becomes 180 days past due or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.

(b)	Refreshed FICO scores are estimated based on a statistically significant random sample of credit card accounts in the credit card portfolio for the period shown. The Firm obtains refreshed FICO scores at least quarterly.

(c)	Includes billed finance charges and fees net of an allowance for uncollectible amounts.

Consumer Excluding Credit Card [Member]
Loans [Line Items]
Consumer loans by class, excluding credit card loan portfolio segment

(in millions)	March 31, 2011	December 31, 2010

Residential real estate – excluding PCI
Home equity:
Senior lien(a)	$24,071	$24,376
Junior lien(b)	61,182	64,009
Mortgages:
Prime, including option ARMs	74,682	74,539
Subprime	10,841	11,287
Other consumer loans
Auto	47,411	48,367
Business banking	16,957	16,812
Student and other	15,089	15,311
Residential real estate – PCI
Home equity	23,973	24,459
Prime mortgage	16,725	17,322
Subprime mortgage	5,276	5,398
Option ARMs	24,791	25,584

Total retained loans	$320,998	$327,464

(a)	Represents loans where JPMorgan Chase holds the first security interest on the property.

(b)	Represents loans where JPMorgan Chase holds a security interest that is subordinate in rank to other liens.

Residential real estate, excluding PCI [Member]
Loans [Line Items]
Impaired loans

	Home equity				Mortgages
					Prime, including				Total residential real
	Senior lien		Junior lien		option ARMs		Subprime		estate (excluding PCI)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010

Impaired loans(a)(b)
With an allowance	$217	$211	$380	$258	$2,421	$1,525	$2,573	$2,563	$5,591	$4,557
Without an allowance(c)	17	15	29	25	569	559	181	188	796	787

Total impaired loans(d)	$234	$226	$409	$283	$2,990	$2,084	$2,754	$2,751	$6,387	$5,344

Allowance for loan losses related to impaired loans	$72	$77	$114	$82	$92	$97	$537	$555	$815	$811
Unpaid principal balance of impaired loans(e)	281	265	551	402	3,757	2,751	3,872	3,777	8,461	7,195
Impaired loans on nonaccrual status	38	38	178	63	570	534	595	632	1,381	1,267

(a)	Represents loans modified in a TDR. These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	There were no additional commitments to lend to borrowers whose loans have been modified in TDRs as of March 31, 2011, and December 31, 2010.

(c)	When discounted cash flows or collateral value equals or exceeds the recorded investment in the loan, the loan does not require an allowance. This result typically occurs when an impaired loan has been partially charged off.

(d)	At March 31, 2011, and December 31, 2010, $3.6 billion and $3.0 billion, respectively, of loans modified subsequent to repurchase from Ginnie Mae were excluded from loans accounted for as TDRs. When such loans perform subsequent to modification they are generally sold back into Ginnie Mae loan pools. Modified loans that do not re-perform become subject to foreclosure. Substantially all amounts due under the terms of these loans continue to be insured, and where applicable, reimbursement of insured amounts is proceeding normally.

(e)	Represents the contractual amount of principal owed at March 31, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

Average impaired loans and related interest income

					Interest income on impaired
Three months ended March 31,	Average impaired loans		Interest income on impaired loans(a)		loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010

Home equity
Senior lien	$231	$165	$3	$2	$—	$—
Junior lien	353	269	4	3	—	—
Mortgages
Prime, including option ARMs	2,477	976	26	17	3	1
Subprime	2,750	2,206	34	27	3	4

Total residential real estate (excluding PCI)	$5,811	$3,616	$67	$49	$6	$5

(a)	Generally, interest income on loans modified in a TDR is recognized on a cash basis until such time as the borrower has made a minimum of six payments under the new terms. As of March 31, 2011 and 2010, loans of $640 million and $663 million, respectively, were TDRs for which the borrowers had not yet made six payments under their modified terms.

Schedule of loans recorded, credit quality indicator

	Home equity
	Senior lien		Junior lien
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due	$23,354	$23,615	$59,676	$62,315
30–149 days past due	364	414	1,304	1,508
150 or more days past due	353	347	202	186

Total retained loans	$24,071	$24,376	$61,182	$64,009

% of 30+ days past due to total retained loans	2.98%	3.12%	2.46%	2.65%
90 or more days past due and still accruing	$—	$—	$—	$—
Nonaccrual loans(b)	470	479	793	784

Current estimated LTV ratios(c)(d)(e)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$558	$528	$7,026	$6,928
Less than 660	243	238	2,530	2,495

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	1,100	974	9,390	9,403
Less than 660	354	325	2,836	2,873

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	2,934	2,860	12,603	13,333
Less than 660	744	738	2,940	3,155

Less than 80% and refreshed FICO scores:
Equal to or greater than 660	15,478	15,994	20,759	22,527
Less than 660	2,660	2,719	3,098	3,295

U.S. government-guaranteed	—	—	—	—

Total retained loans	$24,071	$24,376	$61,182	$64,009

Geographic region
California	$3,336	$3,348	$14,037	$14,656
New York	3,266	3,272	11,809	12,278
Texas	3,499	3,594	2,114	2,239
Florida	1,078	1,088	3,312	3,470
Illinois	1,622	1,635	4,068	4,248
Ohio	1,977	2,010	1,487	1,568
New Jersey	731	732	3,461	3,617
Michigan	1,159	1,176	1,545	1,618
Arizona	1,461	1,481	2,827	2,979
Washington	767	776	2,051	2,142
All other(f)	5,175	5,264	14,471	15,194

Total retained loans	$24,071	$24,376	$61,182	$64,009

(a)	Mortgage loans insured by U.S. government agencies are included in the delinquency classifications presented. Prior period amounts have been revised to conform to the current period presentation.

(b)	At March 31, 2011, and December 31, 2010, nonaccrual loans excluded mortgage loans insured by U.S. government agencies of $9.8 billion and $10.5 billion, respectively, that are accruing at the guaranteed reimbursement rate. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

(c)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates.

(d)	Junior lien represents combined LTV, which considers all available lien positions related to the property. All other products are presented without consideration of subordinate liens on the property.

(e)	Refreshed FICO scores represent each borrower’s most recent credit score, which is obtained by the Firm at least on a quarterly basis.

(f)	At March 31, 2011, and December 31, 2010, included mortgage loans insured by U.S. government agencies of $13.0 billion and $12.9 billion, respectively.

(g)	At March 31, 2011, and December 31, 2010, excluded mortgage loans insured by U.S. government agencies of $10.4 billion and $11.4 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Mortgages					Total residential real
Prime, including option ARMs			Subprime		estate (excluding PCI)
March 31,	December 31,		March 31,	December 31,	March 31,	December 31,
2011	2010		2011	2010	2011	2010

$60,399	$59,223		$8,236	$8,477	$151,665	$153,630
3,155	4,052		961	1,184	5,784	7,158
11,128	11,264		1,644	1,626	13,327	13,423

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

6.36% (g)	6.68	%(g)	24.03%	24.90%	5.61% (g)	5.88	%(g)
$—	$—		$—	$—	$—	$—
4,166	4,320		2,106	2,210	7,535	7,793

$3,250	$3,039		$377	$338	$11,211	$10,833
1,603	1,595		1,209	1,153	5,585	5,481

4,798	4,733		511	506	15,799	15,616
1,805	1,775		1,481	1,486	6,476	6,459

10,652	10,720		889	925	27,078	27,838
2,792	2,786		1,841	1,955	8,317	8,634

32,200	32,385		2,056	2,252	70,493	73,158
4,587	4,557		2,477	2,672	12,822	13,243

12,995	12,949		—	—	12,995	12,949

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

$19,070	$19,278		$1,660	$1,730	$38,103	$39,012
9,745	9,587		1,332	1,381	26,152	26,518
2,688	2,569		333	345	8,634	8,747
4,709	4,840		1,362	1,422	10,461	10,820
3,885	3,765		445	468	10,020	10,116
455	462		265	275	4,184	4,315
2,027	2,026		513	534	6,732	6,909
951	963		281	294	3,936	4,051
1,274	1,320		230	244	5,792	6,024
2,021	2,056		238	247	5,077	5,221
27,857	27,673		4,182	4,347	51,685	52,478

$74,682	$74,539		$10,841	$11,287	$170,776	$174,211

Total other consumer [Member]
Loans [Line Items]
Impaired loans

	Auto		Business banking		Total other consumer(c)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Impaired loans
With an allowance	$98	$102	$769	$774	$867	$876
Without an allowance(a)	—	—	—	—	—	—

Total impaired loans	$98	$102	$769	$774	$867	$876

Allowance for loan losses related to impaired loans	$16	$16	$236	$248	$252	$264
Unpaid principal balance of impaired loans(b)	131	132	894	899	1,025	1,031
Impaired loans on nonaccrual status	47	50	631	647	678	697

(a)	When discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged off and/or there have been interest payments received and applied to the loan balance.

(b)	Represents the contractual amount of principal owed at March 31, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

(c)	There were no impaired student and other loans at March 31, 2011, and December 31, 2010.

Average impaired loans and related interest income

Three months ended March 31,	Average impaired loans(b)
(in millions)	2011	2010
Auto	$99	$127
Business banking	772	510
Total other consumer(a)	$871	$637

(a)	There were no student and other loans modified in TDRs at March 31, 2011, and December 31, 2010.

(b)	The related interest income on impaired loans, including those on cash basis, was not material for the three months ended March 31, 2011 and 2010.

Loans modified in troubled debt restructuring

	Auto		Business banking		Total other consumer(c)
	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010	2011	2010

Loans modified in troubled debt restructurings(a)(b)	$90	$91	$408	$395	$498	$486
TDRs on nonaccrual status	39	39	270	268	309	307

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	Additional commitments to lend to borrowers whose loans have been modified in TDRs as of March 31, 2011, and December 31, 2010, were immaterial.

(c)	There were no student and other loans modified in TDRs at March 31, 2011, and December 31, 2010.

Schedule of loans recorded, credit quality indicator

	Auto		Business banking		Student and other		Total other consumer
	March 31,	December 31,	March 31,	December 31,	March 31,	December	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010	2011	31, 2010	2011	2010

Loan delinquency(a)
Current and less than 30 days past due	$46,949	$47,778	$16,443	$16,240	$13,744	$13,998	$77,136	$78,016
30–119 days past due	454	579	322	351	828	795	1,604	1,725
120 or more days past due	8	10	192	221	517	518	717	749

Total retained loans	$47,411	$48,367	$16,957	$16,812	$15,089	$15,311	$79,457	$80,490

% of 30+ days past due to total retained loans	0.97%	1.22%	3.03%	3.40%	1.99% (d)	1.61%(d)	1.61% (d)	1.75%(d)

90 or more days past due and still accruing(b)	$—	$—	$—	$—	$615	$625	$615	$625

Nonaccrual loans	120	141	810	832	107	67	1,037	1,040

Geographic region
California	$4,214	$4,307	$966	$851	$1,314	$1,330	$6,494	$6,488
New York	3,781	3,875	2,882	2,877	1,296	1,305	7,959	8,057
Texas	4,385	4,505	2,582	2,550	1,245	1,273	8,212	8,328
Florida	1,865	1,923	222	220	710	722	2,797	2,865
Illinois	2,540	2,608	1,323	1,320	934	940	4,797	4,868
Ohio	2,855	2,961	1,603	1,647	994	1,010	5,452	5,618
New Jersey	1,832	1,842	229	422	499	502	2,560	2,766
Michigan	2,377	2,434	1,394	1,401	714	729	4,485	4,564
Arizona	1,438	1,499	1,210	1,218	377	387	3,025	3,104
Washington	734	716	133	115	275	279	1,142	1,110
All other	21,390	21,697	4,413	4,191	6,731	6,834	32,534	32,722

Total retained loans	$47,411	$48,367	$16,957	$16,812	$15,089	$15,311	$79,457	$80,490

Loans by risk ratings(c)
Noncriticized	$5,840	$5,803	$11,153	$10,831	NA	NA	$16,993	$16,634
Criticized performing	257	265	457	502	NA	NA	714	767
Criticized nonaccrual	8	12	574	574	NA	NA	582	586

(a)	Loans insured by U.S. government agencies under the Federal Family Education Loan Program (“FFELP”) are included in the delinquency classifications presented based on their payment status. Prior period amounts have been revised to conform to the current period presentation.

(b)	These amounts represent student loans, which are insured by U.S. government agencies under the FFELP. These amounts were accruing as reimbursement of insured amounts is proceeding normally.

(c)	For risk-rated business banking and auto loans, the primary credit quality indicator is the risk rating of the loan, including whether the loans are considered to be criticized and/or nonaccrual.

(d)	At March 31, 2011, and December 31, 2010, excluded loans 30 days or more past due and still accruing, which are insured by U.S. government agencies under the FFELP, of $1.0 billion and $1.1 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Purchased Credit Impaired [Member]
Loans [Line Items]
Schedule of loans recorded, credit quality indicator

	Home equity		Prime mortgage
	March 31,	December 31,	March 31,	December 31,
(in millions, except ratios)	2011	2010	2011	2010

Carrying value(a)	$23,973	$24,459	$16,725	$17,322
Related allowance for loan losses(b)	1,583	1,583	1,766	1,766

Loan delinquency (based on unpaid principal balance)
Current and less than 30 days past due	$24,956	$25,783	$12,632	$13,035
30–149 days past due	1,193	1,348	1,285	1,468
150 or more days past due	1,248	1,181	4,238	4,425

Total loans	$27,397	$28,312	$18,155	$18,928

% of 30+ days past due to total loans	8.91%	8.93%	30.42%	31.13%

Current estimated LTV ratios (based on unpaid principal balance)(c)(d)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$6,466	$6,324	$2,424	$2,400
Less than 660	4,065	4,052	2,897	2,744

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	5,804	6,097	3,517	3,815
Less than 660	2,584	2,701	2,904	3,011

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	3,685	4,019	1,757	1,970
Less than 660	1,378	1,483	1,749	1,857

Lower than 80% and refreshed FICO scores:
Equal to or greater than 660	2,379	2,539	1,323	1,443
Less than 660	1,036	1,097	1,584	1,688

Total unpaid principal balance	$27,397	$28,312	$18,155	$18,928

Geographic region (based on unpaid principal balance)
California	$16,466	$17,012	$10,405	$10,891
New York	1,276	1,316	1,086	1,111
Texas	508	525	184	194
Florida	2,521	2,595	1,467	1,519
Illinois	607	627	550	562
Ohio	36	38	88	91
New Jersey	520	540	478	486
Michigan	91	95	262	279
Arizona	521	539	330	359
Washington	1,486	1,535	432	451
All other	3,365	3,490	2,873	2,985

Total unpaid principal balance	$27,397	$28,312	$18,155	$18,928

(a)	Carrying value includes the effect of fair value adjustments that were applied to the consumer PCI portfolio at the date of acquisition.

(b)	Management concluded as part of the Firm’s regular assessment of the PCI loan pools that it was probable that higher expected principal credit losses would result in a decrease in expected cash flows. As a result, an allowance for loan losses for impairment of these pools has been recognized.

(c)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates. Current estimated combined LTV for junior lien home equity loans considers all available lien positions related to the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm. The Firm obtains refreshed FICO scores at least quarterly.

Subprime mortgage		Option ARMs		Total PCI
March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
2011	2010	2011	2010	2011	2010

$5,276	$5,398	$24,791	$25,584	$70,765	$72,763
98	98	1,494	1,494	4,941	4,941

$4,352	$4,312	$18,317	$18,672	$60,257	$61,802
833	1,020	1,932	2,215	5,243	6,051
2,660	2,710	9,310	9,904	17,456	18,220

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

44.53%	46.38%	38.03%	39.36%	27.36%	28.20%

$465	$432	$2,737	$2,681	$12,092	$11,837
2,174	2,129	6,315	6,330	15,451	15,255

411	424	4,098	4,292	13,830	14,628
1,637	1,663	4,814	5,005	11,939	12,380

336	374	3,763	4,152	9,541	10,515
1,380	1,477	3,396	3,551	7,903	8,368

177	186	2,087	2,281	5,966	6,449
1,265	1,357	2,349	2,499	6,234	6,641

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

$1,889	$1,971	$15,430	$16,130	$44,190	$46,004
731	736	1,660	1,703	4,753	4,866
428	435	151	155	1,271	1,309
896	906	3,762	3,916	8,646	8,936
432	438	753	760	2,342	2,387
120	122	123	131	367	382
313	316	1,039	1,064	2,350	2,406
204	214	309	345	866	933
154	165	482	528	1,487	1,591
176	178	727	745	2,821	2,909
2,502	2,561	5,123	5,314	13,863	14,350

$7,845	$8,042	$29,559	$30,791	$82,956	$86,073

Accretable yield activity

Three months ended March 31	Total PCI
(in millions, except ratios)	2011	2010

Balance, January 1	$19,097	$25,544
Accretion into interest income	(704)	(886)
Changes in interest rates on variable rate loans	(32)	(394)
Other changes in expected cash flows(a)	455	(3,693)

Balance, March 31	$18,816	$20,571
Accretable yield percentage	4.29%	4.57%

(a)	Other changes in expected cash flows may vary from period to period as the Firm continues to refine its cash flow model and periodically updates model assumptions. For the three months ended March 31, 2011, other changes in expected cash flows were principally driven by changes in prepayment assumptions. For the three months ended March 31, 2010, other changes in expected cash flows were principally driven by changes in prepayment assumptions, as well as reclassification to the nonaccretable difference. Changes to prepayment assumptions change the expected remaining life of the portfolio, which drives changes in expected future interest cash collections. Such changes do not have a significant impact on the accretable yield percentage.

Allowance For Credit Losses (Tables)	3 Months Ended
Mar. 31, 2011
Allowance For Credit Losses (Tables) [Abstract]
Allowance for Loan Losses

	2011				2010
Three months		Consumer,				Consumer,
ended March 31,		excluding				excluding
(in millions)	Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

Allowance for loan losses
Beginning balance at January 1,	$4,761	$16,471	$11,034	$32,266	$7,145	$14,785	$9,672	$31,602
Cumulative effect of change in accounting principles(a)	—	—	—	—	14	127	7,353	7,494
Gross charge-offs	253	1,460	2,631	4,344	1,014	2,555	4,882	8,451
Gross (recoveries)	(88)	(131)	(405)	(624)	(55)	(116)	(370)	(541)

Net charge-offs	165	1,329	2,226	3,720	959	2,439	4,512	7,910

Provision for loan losses	(359)	1,329	226	1,196	(257)	3,736	3,512	6,991
Other	(3)	4	7	8	(1)	3	7	9

Ending balance at March 31	$4,234	$16,475	$9,041	$29,750	$5,942	$16,212	$16,032	$38,186

Allowance for loan losses by impairment methodology
Asset-specific(b)(c)(d)	$1,030	$1,067	$3,819	$5,916	$1,557	$911	$5,402	$7,870
Formula-based(d)	3,204	10,467	5,222	18,893	4,385	12,490	10,630	27,505
PCI	—	4,941	—	4,941	—	2,811	—	2,811

Total allowance for loan losses	$4,234	$16,475	$9,041	$29,750	$5,942	$16,212	$16,032	$38,186

Loans by impairment methodology
Asset-specific	$4,498	$7,254	$9,236	$20,988	$6,286	$4,406	$11,020	$21,712
Formula-based	225,094	242,979	115,555	583,628	203,818	263,641	138,240	605,699
PCI	56	70,765	—	70,821	107	79,323	—	79,430

Total retained loans	$229,648	$320,998	$124,791	$675,437	$210,211	$347,370	$149,260	$706,841

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result, $7.4 billion, $14 million and $127 million, respectively, of allowance for loan losses were recorded on-balance sheet with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a TDR.

(c)	At March 31, 2011 and 2010, the asset-specific consumer, excluding credit card allowance for loan losses included TDR reserves of $970 million and $754 million, respectively. The asset-specific credit card allowance for loan losses is related to loans modified in TDRs.

(d)	Prior period has been revised to reflect the reclassification of the Firm’s allowance for loan losses on all impaired credit card loans from formula-based into asset-specific allowance.

Allowance for lending related commitments

	2011				2010
		Consumer,				Consumer,
Three months ended March 31,		excluding				excluding
(in millions)	Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

Allowance for lending-related commitments
Beginning balance at January 1,	$711	$6	$—	$717	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	—	—	—	—	(18)	—	—	(18)
Provision for lending-related commitments	(27)	—	—	(27)	21	(2)	—	19
Other	(2)	—	—	(2)	—	—	—	—

Ending balance at March 31	$682	$6	$—	$688	$930	$10	$—	$940

Allowance for lending-related commitments by impairment methodology
Asset-specific	$184	$—	$—	$184	$296	$—	$—	$296
Formula-based	498	6	—	504	634	10	—	644

Total allowance for lending-related commitments	$682	$6	$—	$688	$930	$10	$—	$940

Lending-related commitments by impairment methodology
Asset-specific	$895	$—	$—	$895	$1,552	$—	$—	$1,552
Formula-based	354,666	64,560	565,813	985,039	325,369	72,243	556,207	953,819

Total lending-related commitments	$355,561	$64,560	$565,813	$985,934	$326,921	$72,243	$556,207	$955,371

Impaired collateral-dependent loans
Net charge-offs	$20	$25	$—	$45	$113	$126	$—	$239
Loans measured at fair value of collateral less cost to sell	715	864 (b)	—	1,579	1,069	545 (b)	—	1,614

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-administered multi-seller conduits. As a result, related assets are now primarily recorded in loans and other assets on the Consolidated Balance Sheets.

(b)	Includes collateral-dependent residential mortgage loans that are charged off to the fair value of the underlying collateral. These loans are considered collateral-dependent under regulatory guidance because they involve modifications where an interest-only period is provided or a significant portion of principal is deferred.

Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2011
Variable Interest Entities (Tables) [Abstract]
Firm-sponsored mortgage and other consumer securitization trusts

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
March 31, 2011(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$145.8	$1.4	$138.1	$0.7	$—	$0.7
Subprime	42.9	1.6	39.6	—	—	—
Option ARMs	35.0	0.3	34.7	—	—	—
Commercial and other(c)	146.7	—	92.2	1.6	0.7	2.3
Student	4.4	4.4	—	—	—	—

Total	$374.8	$7.7	$304.6	$2.3	$0.7	$3.0

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated
	Total assets	Assets held in	securitization VIEs			Total interests
December 31, 2010(a)	held by	consolidated	with continuing	Trading	AFS	held by
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	JPMorgan Chase

Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8	$0.7	$—	$0.7
Subprime	44.0	1.6	40.7	—	—	—
Option ARMs	36.1	0.3	35.8	—	—	—
Commercial and other(c)	153.4	—	106.2	2.0	0.9	2.9
Student	4.5	4.5	—	—	—	—

Total	$391.1	$8.6	$326.5	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 147 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)	Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non–JPMorgan Chase–originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 149–152 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)	Excludes senior and subordinated securities of $130 million and $67 million, respectively, at March 31, 2011, and $182 million and $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)	Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 107–113 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)	As of both March 31, 2011, and December 31, 2010, 66% of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes $207 million and $157 million of investment-grade and $495 million and $552 million of noninvestment-grade retained interests in prime residential mortgages at March 31, 2011, and December 31, 2010, respectively, and $2.0 billion and $2.6 billion of investment-grade and $259 million and $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.

Firm's exposure to nonconsolidated municipal bond VIEs

	Fair value of assets			Maximum
(in billions)	held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	exposure

Nonconsolidated municipal bond vehicles
March 31, 2011	$12.7	$8.2	$4.5	$8.2
December 31, 2010	13.7	8.8	4.9	8.8

Ratings profile of the VIEs' assets

	Ratings profile of VIE assets(c)
	Investment-grade				Noninvestment-grade	Fair value of	Wt. avg.
(in billions, except						assets held	expected life
where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BBB-	BB+ and below	by VIEs	of assets (years)

Nonconsolidated municipal bond vehicles
March 31, 2011	$2.0	$10.1	$0.6	$—	$—	$12.7	17.6
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)	The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both March 31, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.

Exposure to nonconsolidated credit-linked note and asset swap VIEs

				Par value
	Net derivative	Trading	Total	of collateral
March 31, 2011 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit-related notes
Static structure	$0.5	$—	$0.5	$10.8
Managed structure	2.1	—	2.1	10.1

Total credit-related notes	2.6	—	2.6	20.9
Asset swaps	0.3	—	0.3	7.7

Total	$2.9	$—	$2.9	$28.6

				Par value
	Net derivative	Trading	Total	of collateral
December 31, 2010 (in billions)	receivables	assets(a)	exposure(b)	held by VIEs(c)

Credit- related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7

Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6

Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On–balance sheet exposure that includes net derivative receivables and trading assets — debt and equity instruments.

(c)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

Information on assets and liabilities related to VIEs that are consolidated by the Firm

	Assets				Liabilities
	Trading assets
March 31, 2011	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$57.0	$1.4	$58.4	$37.7	$—	$37.7
Firm-administered multi-seller conduits	—	20.2	0.4	20.6	20.5	—	20.5
Mortgage securitization entities(e)	1.0	2.7	—	3.7	2.0	1.5	3.5
Other(f)	9.3	4.3	1.6	15.2	10.7	0.3	11.0

Total	$10.3	$84.2	$3.4	$97.9	$70.9	$1.8	$72.7

	Assets				Liabilities
	Trading assets
December 31, 2010	debt and equity			Total	Beneficial interests
(in billions)	instruments	Loans	Other(a)	assets(b)	in VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(e)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(f)	8.0	4.4	1.6	14.0	9.3	0.3	9.6

Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Included assets classified as cash, derivative receivables, AFS securities and other assets within the Consolidated Balance Sheets.

(b)	The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(c)	The interest-bearing beneficial-interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $45.6 billion and $52.6 billion at March 31, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of March 31, 2011, and December 31, 2010, were as follows: $7.5 billion and $13.9 billion under one year, $29.1 billion and $29.0 billion between one and five years, and $9.0 billion and $9.7 billion over five years.

(d)	Included liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.

(e)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(f)	Primarily comprised of municipal bond vehicles and student loans.

Securitization activities

	Three months ended March 31, 2011
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

Principal securitized	$—	$—	$—	$1,493
All cash flows during the period(a):
Proceeds from new securitizations(b)	$—	$—	$—	$1,558
Servicing fees collected	64	59	103	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	379	6	6	—
Cash flows received on the interests that continue to be held by the Firm(d)	61	5	1	47

	Three months ended March 31, 2010
	Residential mortgage
				Commercial
(in millions)	Prime(e)	Subprime	Option ARMs	and other

All cash flows during the period(a):
Servicing fees collected	$75	$46	$117	$1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	48	—	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	159	4	7	40

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)	Includes $1.6 billion and zero of proceeds from new securitizations received as securities for the three months ended March 31, 2011 and 2010, respectively. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off–balance sheet, nonconsolidated entities — for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests — including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.

Summary of loan sale activities

	Three months ended March 31,
(in millions)	2011	2010

Carrying value of loans sold(a)(b)	$39,247	$35,374

Proceeds received from loan sales as cash	340	336
Proceeds received from loan sales as securities(c)	38,172	34,370

Total proceeds received from loan sales	$38,512	$34,706

Gains on loan sales	22	21

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 149—152 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.

Key economic assumptions used to determine the fair value of certain Firm's retained interests in nonconsolidated VIEs, other than MSRs

March 31, 2011	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$702	$2,271

Weighted-average life (in years)	6.6	2.7

Weighted-average constant prepayment rate(d)	6.7%	—%
	CPR	CPR
Impact of 10% adverse change	$(2)	$—
Impact of 20% adverse change	(12)	—

Weighted-average loss assumption	8.3%	1.6%
Impact of 10% adverse change	$(1)	$(62)
Impact of 20% adverse change	(11)	(142)
Weighted-average discount rate	11.6%	20.5%
Impact of 10% adverse change	$(27)	$(54)
Impact of 20% adverse change	(51)	(103)

December 31, 2010	Residential mortgage	Commercial
(in millions, except rates and where otherwise noted)	Prime(a)	and other

JPMorgan Chase interests in securitized assets(b)(c)	$708	$2,906

Weighted-average life (in years)	5.5	3.3

Weighted-average constant prepayment rate(d)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—

Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)	Includes retained interests in Alt-A loans and re-securitization transactions.

(b)	The Firm’s interests in subprime securitizations were $23 million and $14 million, as of March 31, 2011 and December 31, 2010, respectively. Additionally, the Firm had interests in Option ARM securitizations of $29 million at both March 31, 2011, and December 31, 2010.

(c)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(d)	CPR: constant prepayment rate.

Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets

					Liquidation losses
	Credit exposure		90 days past due		Three months ended
	March 31,	Dec. 31,	March 31,	Dec. 31,	March 31,
(in millions)	2011	2010	2011	2010	2011	2010

Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$138,064	$143,764	$32,924	$33,093	$1,490	$1,689
Subprime mortgage	39,628	40,721	15,518	15,456	1,000	1,165
Option ARMs	34,648	35,786	10,733	10,788	443	589
Commercial and other	92,212	106,245	4,930	5,791	204	27

Total loans securitized(c)	$304,552	$326,516	$64,105	$65,128	$3,137	$3,470

(a)	Total assets held in securitization-related SPEs were $374.8 billion and $391.1 billion at March 31, 2011, and December 31, 2010, respectively. The $304.6 billion and $326.5 billion of loans securitized at March 31, 2011, and December 31, 2010, respectively, excludes: $62.5 billion and $56.0 billion of securitized loans in which the Firm has no continuing involvement, and $7.7 billion and $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at March 31, 2011, and December 31, 2010, respectively.

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.

Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Goodwill and other intangible assets

(in millions)	March 31, 2011	December 31, 2010

Goodwill	$48,856	$48,854
Mortgage servicing rights	13,093	13,649

Other intangible assets:
Purchased credit card relationships	$820	$897
Other credit card–related intangibles	582	593
Core deposit intangibles	806	879
Other intangibles	1,649	1,670

Total other intangible assets	$3,857	$4,039

Goodwill attributed to the business segments

(in millions)	March 31, 2011	December 31, 2010

Investment Bank	$5,249	$5,278
Retail Financial Services	16,490	16,496
Card Services & Auto	14,564	14,522
Commercial Banking	2,864	2,866
Treasury & Securities Services	1,669	1,680
Asset Management	7,643	7,635
Corporate/Private Equity	377	377

Total goodwill	$48,856	$48,854

Changes in the carrying amount of goodwill

	Three months ended March 31,
(in millions)	2011	2010

Balance at January 1,(a)	$48,854	$48,357
Changes during the period from:
Business combinations	(5)	9
Dispositions	—	(19)
Other(b)	7	12

Balance at March 31,(a)	$48,856	$48,359

(a)	Reflects gross goodwill balances as the Firm has not recognized any impairment losses to date.

(b)	Includes foreign currency translation adjustments and other tax-related adjustments.

Mortgage servicing rights activity

	Three months ended March 31,
(in millions, except where otherwise noted)	2011	2010

Fair value at January 1,	$13,649	$15,531
MSR activity
Originations of MSRs	757	689
Purchase of MSRs	1	14
Disposition of MSRs	—	—

Total net additions	758	703
Change in valuation due to inputs and assumptions(a)	(751)	(96)
Other changes in fair value(b)	(563)	(607)

Total change in fair value of MSRs(c)	(1,314)	(703)

Fair value at March 31(d)	$13,093	$15,531

Change in unrealized gains/(losses) included in income related to MSRs held at March 31	$(751)	$(96)

Contractual service fees, late fees and other ancillary fees included in income	$1,025	$1,132

Third-party mortgage loans serviced at March 31 (in billions)	$963	$1,084

Servicer advances, net at March 31 (in billions)(e)	$10.8	$9.0

(a)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model.

(b)	Includes changes in MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(c)	Includes changes related to commercial real estate of $(2) million for both the three months ended March 31, 2011 and 2010, respectively.

(d)	Includes $38 million and $39 million related to commercial real estate at March 31, 2011 and 2010, respectively.

(e)	Represents amounts the Firm pays as the servicer (e.g., scheduled principal and interest to a trust, taxes and insurance), which will generally be reimbursed within a short period of time after the advance from future cash flows from the trust or the underlying loans. The Firm’s credit risk associated with these advances is minimal because reimbursement of the advances is senior to all cash payments to investors. In addition, the Firm maintains the right to stop payment if the collateral is insufficient to cover the advance.

RFS mortgage fees and related income

	Three months ended March 31,
(in millions)	2011	2010

RFS mortgage fees and related income
Net production revenue:
Production revenue	$679	$433
Repurchase losses	(420)	(432)

Net production revenue	259	1

Net mortgage servicing revenue
Operating revenue:
Loan servicing revenue	1,052	1,107
Other changes in MSR asset fair value(a)	(563)	(605)

Total operating revenue	489	502

Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model(b)	(751)	(96)
Derivative valuation adjustments and other	(486)	248

Total risk management	(1,237)	152

Total RFS net mortgage servicing revenue	(748)	654

All other(c)	2	3

Mortgage fees and related income	$(487)	$658

(a)	Includes changes in the MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(b)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the MSR valuation model.

(c)	Primarily represents risk management activities performed by the Chief Investment Office (“CIO”) in the Corporate sector.

Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs)

(in millions, except rates)	March 31, 2011	December 31, 2010

Weighted-average prepayment speed assumption (“CPR”)	10.15%	11.29%
Impact on fair value of 10% adverse change	$(727)	$(809)
Impact on fair value of 20% adverse change	(1,407)	(1,568)

Weighted-average option adjusted spread	3.94%	3.94%
Impact on fair value of 100 basis points adverse change	$(592)	$(578)
Impact on fair value of 200 basis points adverse change	(1,136)	(1,109)

Intangible assets components of credit card relationships, core deposits and other intangible assets

	March 31, 2011			December 31, 2010
			Net			Net
	Gross	Accumulated	carrying	Gross	Accumulated	carrying
(in millions)	amount(a)	amortization(a)	value	amount	amortization	value

Purchased credit card relationships	$3,829	$3,009	$820	$5,789	$4,892	$897
Other credit card–related intangibles	858	276	582	907	314	593
Core deposit intangibles	4,132	3,326	806	4,280	3,401	879
Other intangibles	2,466	817	1,649	2,515	845	1,670

(a)	The decrease in the gross amount and accumulated amortization from December 31, 2010 was due to the removal of fully amortized assets.

Amortization expense related to credit card relationships, core deposits and other intangible assets

	Three months ended March 31,
(in millions)	2011	2010

Purchased credit card relationships	$80	$97
All other intangibles:
Other credit card–related intangibles	26	26
Core deposit intangibles	72	83
Other intangibles	39	37

Total amortization expense	$217	$243

Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets

		Other credit
	Purchased credit	card related	Core deposit	Other
For the year: (in millions)	card relationships	intangibles	intangibles	intangibles	Total

2011	$294	$106	$284	$142	$826
2012	254	109	240	135	738
2013	213	106	195	128	642
2014	110	105	100	111	426
2015	24	97	25	94	240

Deposits (Tables)	3 Months Ended
Mar. 31, 2011
Deposits (Tables) [Abstract]
Noninterest-bearing and interest-bearing deposits

(in millions)	March 31, 2011	December 31, 2010

U.S. offices
Noninterest-bearing	$244,136	$228,555
Interest-bearing
Demand(a)	34,944	33,368
Savings(b)	345,558	334,632
Time (included $3,062 and $2,733 at fair value)(c)	88,152	87,237

Total interest-bearing deposits	468,654	455,237

Total deposits in U.S. offices	712,790	683,792

Non-U.S. offices
Noninterest-bearing	11,644	10,917
Interest-bearing
Demand	194,726	174,417
Savings	710	607
Time (included $1,215 and $1,636 at fair value)(c)	75,959	60,636

Total interest-bearing deposits	271,395	235,660

Total deposits in non-U.S. offices	283,039	246,577

Total deposits	$995,829	$930,369

(a)	Includes Negotiable Order of Withdrawal (“NOW”) accounts, and certain trust accounts.

(b)	Includes Money Market Deposit Accounts (“MMDAs”).

(c)	Includes structured notes classified as deposits for which the fair value option has been elected. For further discussion, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.

Other Borrowed Funds (Tables)	3 Months Ended
Mar. 31, 2011
Other Borrowed Funds (Tables) [Abstract]
Other Borrowed Funds

(in millions)	March 31, 2011	December 31, 2010

Advances from Federal Home Loan Banks(a)	$1,500	$2,250
Other	35,204	32,075

Total other borrowed funds(b)(c)	$36,704	$34,325

(a)	Effective January 1, 2011, $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $10.6 billion and $9.9 billion accounted for at fair value at March 31, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $16.4 billion and $14.8 billion secured by assets totaling $16.3 billion and $15.0 billion at March 31, 2011, and December 31, 2010, respectively.

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2011
Earnings Per Share (Tables) [Abstract]
Basic and diluted earnings per share

	Three months ended March 31,
(in millions, except per share amounts)	2011	2010

Basic earnings per share
Net income	$5,555	$3,326
Less: Preferred stock dividends	157	162

Net income applicable to common equity	5,398	3,164
Less: Dividends and undistributed earnings allocated to participating securities	262	190

Net income applicable to common stockholders	$5,136	$2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5

Net income per share	$1.29	$0.75

	Three months ended March 31,
(in millions, except per share amounts)	2011	2010

Diluted earnings per share
Net income applicable to common stockholders	$5,136	$2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5
Add: Employee stock options, SARs and warrants(a)	32.5	24.2

Total weighted-average diluted shares outstanding(b)	4,014.1	3,994.7

Net income per share	$1.28	$0.74

(a)	Excluded from the computation of diluted EPS (due to the antidilutive effect) were options issued under employee benefit plans and the warrants originally issued in 2008 under the U.S. Treasury’s Capital Purchase Program to purchase shares of the Firm’s common stock. The aggregate number of shares issuable upon the exercise of such options and warrants was 85 million and 239 million for the three months ended March 31, 2011 and 2010, respectively.

(b)	Participating securities were included in the calculation of diluted EPS using the two-class method, as this computation was more dilutive than the calculation using the treasury stock method.

Accumulated Other Comprehensive Income/(Loss) (Tables)	3 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) Tables [Abstract]
Accumulated other comprehensive income/(loss)

							Net loss and prior
							service costs/(credit)	Accumulated
As of or for the three months ended	Unrealized		Translation				of defined benefit	other
March 31, 2011	gains/(losses) on		adjustments,				pension and	comprehensive
(in millions)	AFS securities(b)		net of hedges		Cash flow hedges		OPEB plans	income/(loss)

Balance at January 1, 2011	$2,498	(c)	$253		$206		$(1,956)	$1,001
Net change	(251)	(d)	24	(e)	(79)	(f)	17 (g)	(289)

Balance at March 31, 2011	$2,247	(c)	$277		$127		$(1,939)	$712

						Net loss and prior
						service costs/(credit)	Accumulated
As of or for the three months ended	Unrealized		Translation			of defined benefit	other
March 31, 2010	gains/(losses) on		adjustments,			pension and	comprehensive
(in millions)	AFS securities(b)		net of hedges	Cash flow hedges		OPEB plans	income/(loss)

Balance at January 1, 2010	$2,032	(c)	$(16)	$181		$(2,288)	$(91)
Cumulative effect of change in accounting principle(a)	(129)		—	—		—	(129)
Net change	796	(d)	31 (e)	85	(f)	69 (g)	981

Balance at March 31, 2010	$2,699	(c)	$15	$266		$(2,219)	$761

(a)	Reflects the effect of adoption of accounting guidance related to the consolidation of VIEs. AOCI decreased by $129 million due to the adoption of the accounting guidance related to VIEs, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation; for further discussion see Note 15 on pages 141—149 of this Form 10-Q.

(b)	Represents the after-tax difference between the fair value and amortized cost of securities accounted for as AFS.

(c)	At March 31, 2011, January 1, 2011, March 31, 2010, and January 1, 2010, included after-tax unrealized losses not related to credit on debt securities for which credit losses have been recognized in income of $(65) million, $(81) million, $(193) million and $(226) million, respectively.

(d)	The net change for the three months ended March 31, 2011, was due primarily to decreased market value on pass-through agency MBS and agency collateralized mortgage obligations, as well as on foreign government debt, partially offset by the narrowing of spreads on collateralized loan obligations and foreign residential MBS. The net change for the three months ended March 31, 2010, was due primarily to the narrowing of spreads on commercial and nonagency residential MBS, as well as on collateralized loan obligations; also reflected increased market value on pass-through agency residential MBS.

(e)	At March 31, 2011 and 2010, included after-tax gains/(losses) on foreign currency translation from operations for which the functional currency is other than the U.S. dollar of $262 million and $(170) million, respectively, partially offset by after-tax gains/(losses) on hedges of $(238) million and $201 million, respectively. The Firm may not hedge its entire exposure to foreign currency translation on net investments in foreign operations.

(f)	The net change for the three months ended March 31, 2011, included $71 million of after-tax gains recognized in income, and $(8) million of after-tax losses, representing the net change in derivative fair value that was reported in comprehensive income. The net change for the three months ended March 31, 2010, included $(2) million of after-tax losses recognized in income and $83 million of after-tax gains, representing the net change in derivative fair value that was reported in comprehensive income.

(g)	The net changes for the three-month periods ended March 31, 2011 and 2010, were due to after-tax adjustments based on the final year-end actuarial valuations for the U.S. and non-U.S. defined benefit pension and OPEB plans (for 2010 and 2009, respectively); and the amortization of net loss and prior service credit into net periodic benefit cost.

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Tables)	3 Months Ended
Mar. 31, 2011
Off Balance Sheet Lending Related Financial Instruments Guarantees and Other Commitments (Tables) [Abstract]
Off-balance sheet lending-related financial instruments, guarantees and other commitments

	Contractual amount		Carrying value(j)
	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010

Lending-related
Consumer, excluding credit card:
Home equity – senior lien	$17,406	$17,662	$—	$—
Home equity – junior lien	30,146	30,948	—	—
Prime mortgage	745	1,266	—	—
Subprime mortgage	—	—	—	—
Auto	5,947	5,246	1	2
Business banking	9,808	9,702	5	4
Student and other	508	579	—	—

Total consumer, excluding credit card	64,560	65,403	6	6

Credit card	565,813	547,227	—	—

Total consumer	630,373	612,630	6	6

Wholesale:
Other unfunded commitments to extend credit(a)(b)	206,679	199,859	340	364
Standby letters of credit and other financial guarantees(a)(b)(c)(d)	95,361	94,837	706	705
Unused advised lines of credit	47,578	44,720	—	—
Other letters of credit(a)(d)	5,943	6,663	1	2

Total wholesale	355,561	346,079	1,047	1,071

Total lending-related	$985,934	$958,709	$1,053	$1,077

Other guarantees and commitments
Securities lending indemnifications(e)	$200,627	$181,717	$NA	$NA
Derivatives qualifying as guarantees(f)	87,360	87,768	372	294
Unsettled reverse repurchase and securities borrowing agreements(g)	47,021	39,927	—	—
Other guarantees and commitments(h)	6,373	6,492	(6)	(6)
Loan sale and securitization-related indemnifications:
Repurchase liability(i)	NA	NA	3,474	3,285
Loans sold with recourse	10,823	10,982	148	153

(a)	At March 31, 2011, and December 31, 2010, represents the contractual amount net of risk participations totaling $570 million and $542 million, respectively, for other unfunded commitments to extend credit; $22.8 billion and $22.4 billion, respectively, for standby letters of credit and other financial guarantees; and $1.3 billion and $1.1 billion, respectively, for other letters of credit. In regulatory filings with the Federal Reserve Board these commitments are shown gross of risk participations.

(b)	Included credit enhancements and bond and commercial paper liquidity commitments to U.S. states and municipalities, hospitals and other not-for-profit entities of $43.9 billion and $43.4 billion, at March 31, 2011, and December 31, 2010, respectively.

(c)	At March 31, 2011, and December 31, 2010, included unissued standby letters of credit commitments of $41.5 billion and $41.6 billion, respectively.

(d)	At March 31, 2011, and December 31, 2010, JPMorgan Chase held collateral relating to $38.0 billion and $37.8 billion, respectively, of standby letters of credit; and $2.0 billion and $2.1 billion, respectively, of other letters of credit.

(e)	At March 31, 2011, and December 31, 2010, collateral held by the Firm in support of securities lending indemnification agreements was $203.4 billion and $185.0 billion, respectively. Securities lending collateral comprises primarily cash, and securities issued by governments that are members of the Organisation for Economic Co-operation and Development (“OECD”) and U.S. government agencies.

(f)	Represents notional amounts of derivatives qualifying as guarantees. The carrying value at March 31, 2011, and December 31, 2010, reflected derivative payables of $467 million and $390 million, respectively, less derivative receivables of $95 million and $96 million, respectively.

(g)	At March 31, 2011, and December 31, 2010, the amount of commitments related to forward starting reverse repurchase agreements and securities borrowing agreements were $12.5 billion and $14.4 billion, respectively. Commitments related to unsettled reverse repurchase agreements and securities borrowing agreements with regular way settlement periods were $34.5 billion and $25.5 billion at March 31, 2011, and December 31, 2010, respectively.

(h)	At March 31, 2011, and December 31, 2010, included unfunded commitments of $943 million and $1.0 billion, respectively, to third-party private equity funds; and $1.3 billion and $1.4 billion, respectively, to other equity investments. These commitments included $885 million and $1.0 billion, respectively, related to investments that are generally fair valued at net asset value as discussed in Note 3 on pages 94–105 of this Form 10-Q. In addition, at both March 31, 2011, and December 31, 2010, included letters of credit hedged by derivative transactions and managed on a market risk basis of $3.8 billion.

(i)	Represents estimated repurchase liability related to indemnifications for breaches of representations and warranties in loan sale and securitization agreements. For additional information, see Loan sale and securitization-related indemnifications on pages 158–159 of this Note.

(j)	For lending-related products, the carrying value represents the allowance for lending-related commitments and the guarantee liability, for derivative-related products the carrying value represents the fair value. For all other products the carrying value represents the valuation reserve.

Standby letters of credit and other financial guarantees and other letters of credit

	March 31, 2011		December 31, 2010
	Standby letters of		Standby letters of
	credit and other	Other letters	credit and other	Other letters
(in millions)	financial guarantees	of credit	financial guarantees	of credit

Investment-grade(a)	$71,244	$4,761	$70,236	$5,289
Noninvestment-grade(a)	24,117	1,182	24,601	1,374

Total contractual amount(b)	$95,361 (c)	$5,943	$94,837 (c)	$6,663

Allowance for lending-related commitments	$341	$1	$345	$2
Commitments with collateral	38,034	1,986	37,815	2,127

(a)	The ratings scale is based on the Firm’s internal ratings which generally correspond to ratings as defined by S&P and Moody’s.

(b)	At March 31, 2011, and December 31, 2010, represented contractual amount net of risk participations totaling $22.8 billion and $22.4 billion, respectively, for standby letters of credit and other financial guarantees; and $1.3 billion and $1.1 billion, respectively, for other letters of credit. In regulatory filings with the Federal Reserve these commitments are shown gross of risk participations.

(c)	At March 31, 2011, and December 31, 2010, included unissued standby letters of credit commitments of $41.5 billion and $41.6 billion, respectively.

Summary of changes in repurchase liability

Three months ended March 31, (in millions)	2011	2010

Repurchase liability at beginning of period	$3,285	$1,705
Realized losses(a)	(231)	(246)
Provision for repurchase losses	420	523

Repurchase liability at end of period	$3,474	$1,982

(a)	Includes principal losses and accrued interest on repurchased loans, “make-whole” settlements, settlements with claimants, and certain related expenses. Make-whole settlements were $115 million and $105 million at March 31, 2011 and 2010, respectively.

Business Segments (Tables)	3 Months Ended
Mar. 31, 2011
Business Segments (Tables) [Abstract]
Segment results and reconciliation

Three months ended March 31, 2011	Investment	Retail Financial	Card Services	Commercial
(in millions, except ratios)	Bank	Services	& Auto	Banking

Noninterest revenue	$6,176	$1,380	$1,047	$502
Net interest income	2,057	4,086	3,744	1,014

Total net revenue	8,233	5,466	4,791	1,516
Provision for credit losses	(429)	1,199	353	47
Credit allocation income(b)	—	—	—	—
Noninterest expense	5,016	4,900	1,917	563

Income/(loss) before income tax expense/(benefit)	3,646	(633)	2,521	906
Income tax expense/(benefit)	1,276	(234)	987	360

Net income/(loss)	$2,370	$(399)	$1,534	$546

Average common equity	$40,000	$25,000	$16,000	$8,000
Average assets	815,828	297,938	204,441	140,400
Return on average common equity	24%	(6)%	39%	28%
Overhead ratio	61	90	40	37

Three months ended March 31, 2011	Treasury &	Asset	Corporate/	Reconciling
(in millions, except ratios)	Securities Services	Management	Private Equity	Items(c)	Total

Noninterest revenue	$1,137	$2,020	$1,478	$(424)	$13,316
Net interest income	703	386	34	(119)	11,905

Total net revenue	1,840	2,406	1,512	(543)	25,221
Provision for credit losses	4	5	(10)	—	1,169
Credit allocation income/(expense)(b)	27	—	—	(27)	—
Noninterest expense	1,377	1,660	562	—	15,995

Income before income tax expense/(benefit)	486	741	960	(570)	8,057
Income tax expense/(benefit)	170	275	238	(570)	2,502

Net income	$316	$466	$722	$—	$5,555

Average common equity	$7,000	$6,500	$66,915	$—	$169,415
Average assets	47,873	68,918	529,054	NA	2,104,452
Return on average common equity	18%	29%	NM	NM	13%
Overhead ratio	75	69	NM	NM	63

Three months ended March 31, 2010	Investment	Retail Financial	Card Services	Commercial
(in millions, except ratios)	Bank	Services	& Auto	Banking

Noninterest revenue	$6,191	$2,523	$987	$500
Net interest income	2,128	4,447	4,266	916

Total net revenue	8,319	6,970	5,253	1,416
Provision for credit losses	(462)	3,559	3,686	214
Credit allocation income(b)	—	—	—	—
Noninterest expense	4,838	3,897	1,747	539

Income/(loss) before income tax expense/(benefit)	3,943	(486)	(180)	663
Income tax expense/(benefit)	1,472	(190)	(42)	273

Net income/(loss)	$2,471	$(296)	$(138)	$390

Average common equity	$40,000	$24,600	$18,400	$8,000
Average assets	676,122	325,856	224,979	133,013
Return on average common equity	25%	(5)%	(3)%	20%
Overhead ratio	58	56	33	38

Three months ended March 31, 2010	Treasury &	Asset	Corporate/	Reconciling
(in millions, except ratios)	Securities Services	Management	Private Equity	Items(c)	Total

Noninterest revenue	$1,146	$1,774	$1,281	$(441)	$13,961
Net interest income	610	357	1,076	(90)	13,710

Total net revenue	1,756	2,131	2,357	(531)	27,671
Provision for credit losses	(39)	35	17	—	7,010
Credit allocation income/(expense)(b)	(30)	—	—	30	—
Noninterest expense	1,325	1,442	2,336	—	16,124

Income/(loss) before income tax expense/(benefit)	440	654	4	(501)	4,537
Income tax expense/(benefit)	161	262	(224)	(501)	1,211

Net income	$279	$392	$228	$—	$3,326

Average common equity	$6,500	$6,500	$52,094	$—	$156,094
Average assets	38,273	62,525	577,912	NA	2,038,680
Return on average common equity	17%	24%	NM	NM	8%
Overhead ratio	75	68	NM	NM	58

(a)	In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications as discussed below that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.

(b)	IB manages credit exposures related to the Global Corporate Bank (“GCB”) on behalf of IB and TSS. Effective January 1, 2011, IB and TSS will share the economics related to the Firm’s GCB clients. Included within this allocation are net revenues, provision for credit losses, as well as expenses. Prior-year period reflected a reimbursement to IB for a portion of the total costs of managing the credit portfolio. IB recognizes this credit allocation as a component of all other income.

(c)	Segment managed results reflect revenue on a fully tax-equivalent basis, with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the three months ended March 31, 2011 and 2010, were as follows.

Tax-equivalent adjustment

(c)	Segment managed results reflect revenue on a fully tax-equivalent basis, with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the three months ended March 31, 2011 and 2010, were as follows.

	Three months ended March 31,
(in millions)	2011	2010

Noninterest revenue	$451	$411
Net interest income	119	90
Income tax expense	570	501

Business Changes and Developments (Details) (USD $) In Billions, except Per Share data	Mar. 18, 2011
Business Changes and Developments (Numeric) [Abstract]
Stock repurchase program amount authorized for repurchase common stock	$ 15
Stock repurchase program superseded amount authorized for repurchase common stock	$ 10
Common stock [Member]
Business Changes and Developments (Numeric) [Abstract]
Dividend Rate Per Share Before Adjustment	$ 0.05
Dividends Payable, Amount Per Share	$ 0.25

Fair Value Measurement (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	$ 19,998,000,000	$ 20,299,000,000
Securities borrowed	15,334,000,000	13,961,000,000
Total debt and equity instruments	422,404,000,000	409,411,000,000
Total derivative receivables	78,744,000,000	80,481,000,000
Total trading assets	501,148,000,000	489,892,000,000
Available-for-sale securities	334,800,000,000	316,300,000,000
Loans	1,805,000,000	1,976,000,000
Mortgage servicing rights	13,093,000,000	13,649,000,000
Other assets	19,610,000,000	18,201,000,000
Total assets measured at fair value on a recurring basis	905,772,000,000	874,296,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	12,500,000,000	12,100,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	4,277,000,000	4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,214,000,000	4,060,000,000
Other borrowed funds	10,616,000,000	9,931,000,000
Debt and equity instruments	80,031,000,000	76,947,000,000
Derivative payables	61,362,000,000	69,219,000,000
Trading liabilities	141,393,000,000	146,166,000,000
Accounts payable and other liabilities	146,000,000	236,000,000
Beneficial interests issued by consolidated VIEs	1,276,000,000	1,495,000,000
Long-term debt	37,915,000,000	38,839,000,000
Total liabilities measured at fair value on a recurring basis	201,837,000,000	205,096,000,000
Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	0	0
Securities borrowed	0	0
Total debt and equity instruments	222,196,000,000	223,530,000,000
Total derivative receivables	3,038,000,000	4,753,000,000
Total trading assets	225,234,000,000	228,283,000,000
Loans	0	0
Mortgage servicing rights	0	0
Other assets	5,471,000,000	5,142,000,000
Total assets measured at fair value on a recurring basis	356,569,000,000	353,826,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	6,200,000,000	5,900,000,000
Level 1 [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	27,862,000,000	36,813,000,000
Level 1 [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	103,692,000,000	104,736,000,000
Level 1 [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	27,862,000,000	36,813,000,000
Level 1 [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	103,692,000,000	104,736,000,000
Level 1 [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	19,282,000,000	12,863,000,000
Level 1 [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	565,000,000	522,000,000
Level 1 [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,000,000	0
Level 1 [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	27,000,000	31,000,000
Level 1 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	6,000,000
Level 1 [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	30,359,000,000	31,127,000,000
Level 1 [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	18,386,000,000	13,107,000,000
Level 1 [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	1,000,000	1,000,000
Level 1 [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 1 [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 1 [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	127,889,000,000	124,400,000,000
Level 1 [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,193,000,000	1,998,000,000
Level 1 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	16,801,000,000	18,327,000,000
Level 1 [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,000,000	0
Level 1 [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	137,000,000	49,000,000
Level 1 [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	5,334,000,000	5,093,000,000
Level 1 [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	890,000,000	2,278,000,000
Level 1 [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	0	0
Level 1 [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	1,331,000,000	1,121,000,000
Level 1 [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	58,000,000	30,000,000
Level 1 [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	759,000,000	1,324,000,000
Level 1 [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	77,504,000,000	80,803,000,000
Level 1 [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	125,864,000,000	120,401,000,000
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	0	0
Debt and equity instruments	61,666,000,000	58,468,000,000
Derivative payables	3,169,000,000	4,481,000,000
Trading liabilities	64,835,000,000	62,949,000,000
Accounts payable and other liabilities	0	0
Beneficial interests issued by consolidated VIEs	0	0
Long-term debt	0	0
Total liabilities measured at fair value on a recurring basis	64,835,000,000	62,949,000,000
Level 1 [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	924,000,000	2,625,000,000
Level 1 [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	0	0
Level 1 [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	1,412,000,000	972,000,000
Level 1 [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	74,000,000	22,000,000
Level 1 [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	759,000,000	862,000,000
Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	19,998,000,000	20,299,000,000
Securities borrowed	15,334,000,000	13,961,000,000
Total debt and equity instruments	166,657,000,000	152,004,000,000
Total derivative receivables	1,303,743,000,000	1,489,340,000,000
Total trading assets	1,470,400,000,000	1,641,344,000,000
Loans	434,000,000	510,000,000
Mortgage servicing rights	0	0
Other assets	726,000,000	1,018,000,000
Total assets measured at fair value on a recurring basis	1,700,287,000,000	1,858,762,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	1,900,000,000	2,000,000,000
Level 2 [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	13,010,000,000	14,638,000,000
Level 2 [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	78,131,000,000	69,862,000,000
Level 2 [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	9,422,000,000	10,738,000,000
Level 2 [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	18,162,000,000	15,490,000,000
Level 2 [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,650,000,000	2,807,000,000
Level 2 [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	55,234,000,000	48,969,000,000
Level 2 [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	938,000,000	1,093,000,000
Level 2 [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,735,000,000	5,403,000,000
Level 2 [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	8,829,000,000	9,026,000,000
Level 2 [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	6,490,000,000	10,826,000,000
Level 2 [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	11,418,000,000	11,715,000,000
Level 2 [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	11,155,000,000	11,272,000,000
Level 2 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,748,000,000	3,248,000,000
Level 2 [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,489,000,000	3,641,000,000
Level 2 [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	47,780,000,000	38,482,000,000
Level 2 [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	14,864,000,000	7,670,000,000
Level 2 [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	47,708,000,000	42,280,000,000
Level 2 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	63,539,000,000	61,793,000,000
Level 2 [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	21,759,000,000	21,736,000,000
Level 2 [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,434,000,000	2,743,000,000
Level 2 [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	6,416,000,000	7,608,000,000
Level 2 [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	127,000,000	128,000,000
Level 2 [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,132,000,000	8,777,000,000
Level 2 [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,150,000,000	3,153,000,000
Level 2 [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	52,000,000	53,000,000
Level 2 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,664,000,000	2,708,000,000
Level 2 [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,157,000,000	2,275,000,000
Level 2 [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	594,000,000	826,000,000
Level 2 [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	132,000,000	192,000,000
Level 2 [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	931,980,000,000	1,120,282,000,000
Level 2 [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	106,368,000,000	111,827,000,000
Level 2 [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	155,845,000,000	163,114,000,000
Level 2 [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	42,520,000,000	38,041,000,000
Level 2 [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	67,030,000,000	56,076,000,000
Level 2 [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	157,686,000,000	143,868,000,000
Level 2 [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	193,395,000,000	181,630,000,000
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	3,656,000,000	3,736,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	6,214,000,000	4,060,000,000
Other borrowed funds	9,143,000,000	8,959,000,000
Debt and equity instruments	18,192,000,000	18,425,000,000
Derivative payables	1,260,184,000,000	1,450,343,000,000
Trading liabilities	1,278,376,000,000	1,468,768,000,000
Accounts payable and other liabilities	0	0
Beneficial interests issued by consolidated VIEs	688,000,000	622,000,000
Long-term debt	24,888,000,000	25,795,000,000
Total liabilities measured at fair value on a recurring basis	1,322,965,000,000	1,511,940,000,000
Level 2 [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	895,092,000,000	1,085,233,000,000
Level 2 [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	107,089,000,000	112,545,000,000
Level 2 [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	154,407,000,000	158,908,000,000
Level 2 [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	39,320,000,000	39,046,000,000
Level 2 [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	64,276,000,000	54,611,000,000
Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	0	0
Securities borrowed	0	0
Total debt and equity instruments	33,551,000,000	33,877,000,000
Total derivative receivables	33,725,000,000	35,319,000,000
Total trading assets	67,276,000,000	69,196,000,000
Loans	1,371,000,000	1,466,000,000
Mortgage servicing rights	13,093,000,000	13,649,000,000
Other assets	13,413,000,000	12,041,000,000
Total assets measured at fair value on a recurring basis	110,678,000,000	110,639,000,000
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Investment valued at net asset value	4,400,000,000	4,200,000,000
Level 3 [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,858,000,000	2,930,000,000
Level 3 [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	253,000,000	256,000,000
Level 3 [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	191,000,000	174,000,000
Level 3 [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	782,000,000	687,000,000
Level 3 [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	5,000,000	5,000,000
Level 3 [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,185,000,000	2,069,000,000
Level 3 [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	248,000,000	251,000,000
Level 3 [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 3 [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,971,000,000	2,257,000,000
Level 3 [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	256,000,000	256,000,000
Level 3 [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 3 [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	640,000,000	697,000,000
Level 3 [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	5,623,000,000	4,946,000,000
Level 3 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	12,490,000,000	13,144,000,000
Level 3 [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	8,356,000,000	7,965,000,000
Level 3 [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	14,741,000,000	13,470,000,000
Level 3 [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	275,000,000	305,000,000
Level 3 [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	1,367,000,000	1,685,000,000
Level 3 [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Level 3 [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Level 3 [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	246,000,000	253,000,000
Level 3 [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	8,853,000,000	7,862,000,000
Level 3 [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	4,560,000,000	4,179,000,000
Level 3 [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	4,997,000,000	5,422,000,000
Level 3 [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	15,605,000,000	17,902,000,000
Level 3 [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	4,126,000,000	4,236,000,000
Level 3 [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	5,823,000,000	5,562,000,000
Level 3 [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	3,174,000,000	2,197,000,000
Level 3 [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	31,938,000,000	31,939,000,000
Level 3 [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	15,525,000,000	14,287,000,000
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	621,000,000	633,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	1,473,000,000	972,000,000
Debt and equity instruments	173,000,000	54,000,000
Derivative payables	29,891,000,000	30,285,000,000
Trading liabilities	30,064,000,000	30,339,000,000
Accounts payable and other liabilities	146,000,000	236,000,000
Beneficial interests issued by consolidated VIEs	588,000,000	873,000,000
Long-term debt	13,027,000,000	13,044,000,000
Total liabilities measured at fair value on a recurring basis	45,919,000,000	46,097,000,000
Level 3 [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	2,527,000,000	2,586,000,000
Level 3 [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	11,232,000,000	12,516,000,000
Level 3 [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	4,124,000,000	4,850,000,000
Level 3 [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	7,969,000,000	7,331,000,000
Level 3 [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	4,039,000,000	3,002,000,000
Netting adjustments [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Federal funds sold and securities purchased under resale agreements, at fair value	0	0
Securities borrowed	0	0
Total debt and equity instruments	0	0
Total derivative receivables	(1,261,762,000,000)	(1,448,931,000,000)
Total trading assets	(1,261,762,000,000)	(1,448,931,000,000)
Loans	0	0
Mortgage servicing rights	0	0
Other assets	0	0
Total assets measured at fair value on a recurring basis	(1,261,762,000,000)	(1,448,931,000,000)
Netting adjustments [Member] | Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member] | Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	0	0
Netting adjustments [Member] | Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	0	0
Netting adjustments [Member] | Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(906,685,000,000)	(1,095,427,000,000)
Netting adjustments [Member] | Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(113,947,000,000)	(122,004,000,000)
Netting adjustments [Member] | Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(142,969,000,000)	(142,613,000,000)
Netting adjustments [Member] | Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(40,043,000,000)	(39,429,000,000)
Netting adjustments [Member] | Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	(58,118,000,000)	(49,458,000,000)
Netting adjustments [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	0	0
Netting adjustments [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	0	0
Netting adjustments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Deposits	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	0	0
Debt and equity instruments	0	0
Derivative payables	(1,231,882,000,000)	(1,415,890,000,000)
Trading liabilities	(1,231,882,000,000)	(1,415,890,000,000)
Accounts payable and other liabilities	0	0
Beneficial interests issued by consolidated VIEs	0	0
Long-term debt	0	0
Total liabilities measured at fair value on a recurring basis	(1,231,882,000,000)	(1,415,890,000,000)
Netting adjustments [Member] | Interest Rate Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(884,016,000,000)	(1,070,057,000,000)
Netting adjustments [Member] | Credit Risk Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(112,775,000,000)	(119,923,000,000)
Netting adjustments [Member] | Foreign Exchange Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(141,393,000,000)	(139,715,000,000)
Netting adjustments [Member] | Equity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(35,910,000,000)	(35,949,000,000)
Netting adjustments [Member] | Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	(57,788,000,000)	(50,246,000,000)
Trading assets [Member]
Fair Value Assets Measured On Recurring Basis Numeric [Abstract]
Commercial first lien mortgages	2,500,000,000	2,600,000,000
Mortgage-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	43,730,000,000	54,381,000,000
Mortgage-backed securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	182,076,000,000	174,854,000,000
US Government Corporations and Agencies Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	37,475,000,000	47,725,000,000
US Government Corporations and Agencies Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	121,854,000,000	120,226,000,000
Residential mortgage [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,432,000,000	3,494,000,000
Residential mortgage [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	55,239,000,000	48,974,000,000
Commercial and other [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	2,823,000,000	3,162,000,000
Commercial and other [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	4,983,000,000	5,654,000,000
U.S. Treasury and government agencies [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	28,111,000,000	21,889,000,000
U.S. Treasury and government agencies [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	7,055,000,000	11,348,000,000
Obligations of U.S. states and municipalities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	13,390,000,000	13,972,000,000
Obligations of U.S. states and municipalities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	11,438,000,000	11,559,000,000
Certificates Of Deposit Bankers Acceptances Commercial Paper [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,748,000,000	3,248,000,000
Certificates of Deposit [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,489,000,000	3,647,000,000
Non-U.S. government debt securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	78,779,000,000	70,306,000,000
Non-U.S. government debt securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	33,250,000,000	20,777,000,000
Corporate Debt Securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	53,331,000,000	47,226,000,000
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	63,540,000,000	61,794,000,000
Loans [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	12,500,000,000
Loans [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	34,249,000,000	34,880,000,000
Asset-backed securities [Member] | Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	11,790,000,000	10,708,000,000
Collateralized Credit Card Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	6,416,000,000	7,608,000,000
Collateralized loan obligations [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	14,868,000,000	13,598,000,000
Other, Debt Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	9,407,000,000	9,082,000,000
Equity Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	132,406,000,000	129,238,000,000
Equity Securities [Member] | Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	3,245,000,000	2,051,000,000
Physical commodities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	19,465,000,000	21,035,000,000
Others [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	3,405,000,000	2,528,000,000
Limited partnerships - Private equity funds [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	9,584,000,000	8,737,000,000
Other assets [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Other assets	10,026,000,000	9,464,000,000
Interest Rate Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	31,182,000,000	32,555,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	14,527,000,000	20,387,000,000
Credit Risk Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	8,026,000,000	7,725,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	5,546,000,000	5,138,000,000
Foreign Exchange Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	18,333,000,000	25,858,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	18,550,000,000	25,015,000,000
Equity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	8,358,000,000	4,204,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	11,453,000,000	10,450,000,000
Commodity Contract [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total derivative receivables	12,845,000,000	10,139,000,000
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Derivative payables	11,286,000,000	8,229,000,000
Debt Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Total debt and equity instruments	267,128,000,000	256,610,000,000
Available-for-sale Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Available-for-sale securities	$ 334,784,000,000	$ 316,318,000,000

Fair Value Measurement (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Trading assets [Member]
Assets
Fair Value, Beginning balance	$ 33,877	$ 35,166
Total realized/ unrealized gains/(losses)	746	(544)
Purchases	4,717
Sales	(4,600)
Issuances	0
Settlements	(1,290)
Purchases, issuances, settlements, net		1,238
Transfers into and/or out of level 3	101	499
Fair Value, Ending Balance	33,551	36,359
Change in unrealized gains/(losses) related to financial instruments	434	(391)
Debt Securities [Member]
Assets
Fair Value, Beginning balance	31,939	32,284
Total realized/ unrealized gains/(losses)	656	(545)
Purchases	4,675
Sales	(4,525)
Issuances	0
Settlements	(929)
Purchases, issuances, settlements, net		2,070
Transfers into and/or out of level 3	122	409
Fair Value, Ending Balance	31,938	34,218
Change in unrealized gains/(losses) related to financial instruments	331	(483)
Debt Securities [Member] | Loans [Member]
Assets
Fair Value, Beginning balance	13,144	13,218
Total realized/ unrealized gains/(losses)	131	(331)
Purchases	888
Sales	(1,024)
Issuances	0
Settlements	(729)
Purchases, issuances, settlements, net		2,986
Transfers into and/or out of level 3	80	(97)
Fair Value, Ending Balance	12,490	15,776
Change in unrealized gains/(losses) related to financial instruments	12	(369)
Debt Securities [Member] | Asset-backed securities [Member]
Assets
Fair Value, Beginning balance	7,965	7,975
Total realized/ unrealized gains/(losses)	354	96
Purchases	1,118
Sales	(1,057)
Issuances	0
Settlements	(43)
Purchases, issuances, settlements, net		(69)
Transfers into and/or out of level 3	19	76
Fair Value, Ending Balance	8,356	8,078
Change in unrealized gains/(losses) related to financial instruments	245	19
Mortgage-backed securities [Member]
Assets
Fair Value, Beginning balance	2,930	3,145
Total realized/ unrealized gains/(losses)	104	57
Purchases	626
Sales	(671)
Issuances	0
Settlements	(131)
Purchases, issuances, settlements, net		(487)
Transfers into and/or out of level 3	0	14
Fair Value, Ending Balance	2,858	2,729
Change in unrealized gains/(losses) related to financial instruments	4	(57)
US Government Corporations and Agencies Securities [Member]
Assets
Fair Value, Beginning balance	174	260
Total realized/ unrealized gains/(losses)	17	5
Purchases	21
Sales	(21)
Issuances	0
Settlements	0
Purchases, issuances, settlements, net		(50)
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	191	215
Change in unrealized gains/(losses) related to financial instruments	(1)	(10)
Residential mortgage [Member]
Assets
Fair Value, Beginning balance	687	1,115
Total realized/ unrealized gains/(losses)	71	16
Purchases	259
Sales	(168)
Issuances	0
Settlements	(67)
Purchases, issuances, settlements, net		(304)
Transfers into and/or out of level 3	0	14
Fair Value, Ending Balance	782	841
Change in unrealized gains/(losses) related to financial instruments	27	(11)
Commercial and other [Member]
Assets
Fair Value, Beginning balance	2,069	1,770
Total realized/ unrealized gains/(losses)	16	36
Purchases	346
Sales	(482)
Issuances	0
Settlements	(64)
Purchases, issuances, settlements, net		(133)
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	1,885	1,673
Change in unrealized gains/(losses) related to financial instruments	(22)	(36)
Obligations of U.S. states and municipalities [Member]
Assets
Fair Value, Beginning balance	2,257	1,971
Total realized/ unrealized gains/(losses)	(14)	(42)
Purchases	284
Sales	(555)
Issuances	0
Settlements	(1)
Purchases, issuances, settlements, net		(96)
Transfers into and/or out of level 3	0	142
Fair Value, Ending Balance	1,971	1,975
Change in unrealized gains/(losses) related to financial instruments	(14)	(44)
Non-U.S. government debt securities [Member]
Assets
Fair Value, Beginning balance	697	734
Total realized/ unrealized gains/(losses)	49	(47)
Purchases	130
Sales	(143)
Issuances	0
Settlements	(19)
Purchases, issuances, settlements, net		26
Transfers into and/or out of level 3	(74)	0
Fair Value, Ending Balance	640	713
Change in unrealized gains/(losses) related to financial instruments	50	(46)
Corporate Debt Securities [Member]
Assets
Fair Value, Beginning balance	4,946	5,241
Total realized/ unrealized gains/(losses)	32	(278)
Purchases	1,629
Sales	(1,075)
Issuances	0
Settlements	(6)
Purchases, issuances, settlements, net		(290)
Transfers into and/or out of level 3	97	274
Fair Value, Ending Balance	5,623	4,947
Change in unrealized gains/(losses) related to financial instruments	34	14
Equity Securities [Member]
Assets
Fair Value, Beginning balance	1,685	1,956
Total realized/ unrealized gains/(losses)	70	(20)
Purchases	37
Sales	(74)
Issuances	0
Settlements	(330)
Purchases, issuances, settlements, net		(232)
Transfers into and/or out of level 3	(21)	12
Fair Value, Ending Balance	1,367	1,716
Change in unrealized gains/(losses) related to financial instruments	83	73
Available-for-sale Securities [Member]
Assets
Fair Value, Beginning balance	14,287	13,193
Total realized/ unrealized gains/(losses)	487	(143)
Purchases	1,109
Sales	(7)
Issuances	0
Settlements	(351)
Purchases, issuances, settlements, net		(117)
Transfers into and/or out of level 3	0	1
Fair Value, Ending Balance	15,525	12,934
Change in unrealized gains/(losses) related to financial instruments	482	(55)
Available-for-sale Securities [Member] | Others [Member]
Assets
Fair Value, Beginning balance	512	461
Total realized/ unrealized gains/(losses)	9	(77)
Purchases	0
Sales	(3)
Issuances	0
Settlements	(9)
Purchases, issuances, settlements, net		(22)
Transfers into and/or out of level 3	0	1
Fair Value, Ending Balance	509	363
Change in unrealized gains/(losses) related to financial instruments	7	15
Available-for-sale Securities [Member] | Asset-backed securities [Member]
Assets
Fair Value, Beginning balance	13,775	12,732
Total realized/ unrealized gains/(losses)	478	(66)
Purchases	1,109
Sales	(4)
Issuances	0
Settlements	(342)
Purchases, issuances, settlements, net		(95)
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	15,016	12,571
Change in unrealized gains/(losses) related to financial instruments	475	(70)
Interest Rate Contract [Member]
Assets
Fair Value, Beginning balance	2,836	2,040
Total realized/ unrealized gains/(losses)	519	420
Purchases	128
Sales	(83)
Issuances	0
Settlements	(915)
Purchases, issuances, settlements, net		(41)
Transfers into and/or out of level 3	(15)	45
Fair Value, Ending Balance	2,470	2,464
Change in unrealized gains/(losses) related to financial instruments	184	213
Credit Risk Contract [Member]
Assets
Fair Value, Beginning balance	5,386	10,350
Total realized/ unrealized gains/(losses)	(853)	(604)
Purchases	1
Sales	0
Issuances	0
Settlements	(146)
Purchases, issuances, settlements, net		(551)
Transfers into and/or out of level 3	(15)	(9)
Fair Value, Ending Balance	4,373	9,186
Change in unrealized gains/(losses) related to financial instruments	(1,068)	(718)
Foreign Exchange Contract [Member]
Assets
Fair Value, Beginning balance	(614)	1,082
Total realized/ unrealized gains/(losses)	61	(380)
Purchases	25
Sales	0
Issuances	0
Settlements	482
Purchases, issuances, settlements, net		(80)
Transfers into and/or out of level 3	48	(293)
Fair Value, Ending Balance	2	329
Change in unrealized gains/(losses) related to financial instruments	69	(365)
Equity Contract [Member]
Assets
Fair Value, Beginning balance	(1,769)	(1,791)
Total realized/ unrealized gains/(losses)	194	263
Purchases	95
Sales	(330)
Issuances	0
Settlements	(424)
Purchases, issuances, settlements, net		(64)
Transfers into and/or out of level 3	88	301
Fair Value, Ending Balance	(2,146)	(1,291)
Change in unrealized gains/(losses) related to financial instruments	69	247
Commodity Contract [Member]
Assets
Fair Value, Beginning balance	(805)	(329)
Total realized/ unrealized gains/(losses)	595	(411)
Purchases	86
Sales	(67)
Issuances	0
Settlements	(424)
Purchases, issuances, settlements, net		402
Transfers into and/or out of level 3	(250)	57
Fair Value, Ending Balance	(865)	(281)
Change in unrealized gains/(losses) related to financial instruments	209	(508)
Derivative Receivables Net Of Payables[ Member]
Assets
Fair Value, Beginning balance	5,034	11,352
Total realized/ unrealized gains/(losses)	516	(712)
Purchases	335
Sales	(480)
Issuances	0
Settlements	(1,427)
Purchases, issuances, settlements, net		(334)
Transfers into and/or out of level 3	(144)	101
Fair Value, Ending Balance	3,834	10,407
Change in unrealized gains/(losses) related to financial instruments	(537)	(1,131)
Mortgage servicing rights [Member]
Assets
Fair Value, Beginning balance	13,649	15,531
Total realized/ unrealized gains/(losses)	(751)	(96)
Purchases	758
Sales	0
Issuances	0
Settlements	(563)
Purchases, issuances, settlements, net		96
Transfers into and/or out of level 3	0	0
Fair Value, Ending Balance	13,093	15,531
Change in unrealized gains/(losses) related to financial instruments	(751)	(96)
Limited partnerships - Private equity funds [Member]
Assets
Fair Value, Beginning balance	7,862	6,563
Total realized/ unrealized gains/(losses)	905	148
Purchases	328
Sales	(139)
Issuances	0
Settlements	(103)
Purchases, issuances, settlements, net		(61)
Transfers into and/or out of level 3	0	(265)
Fair Value, Ending Balance	8,853	6,385
Change in unrealized gains/(losses) related to financial instruments	845	31
Other assets [Member]
Assets
Fair Value, Beginning balance	4,179	9,521
Total realized/ unrealized gains/(losses)	60	(18)
Purchases	409
Sales	(3)
Issuances	0
Settlements	(86)
Purchases, issuances, settlements, net		(5,140)
Transfers into and/or out of level 3	1	(11)
Fair Value, Ending Balance	4,560	4,352
Change in unrealized gains/(losses) related to financial instruments	60	(18)
Loans [Member]
Assets
Fair Value, Beginning balance	1,466	990
Total realized/ unrealized gains/(losses)	120	1
Purchases	84
Sales	0
Issuances	0
Settlements	(283)
Purchases, issuances, settlements, net		157
Transfers into and/or out of level 3	(16)	(8)
Fair Value, Ending Balance	1,371	1,140
Change in unrealized gains/(losses) related to financial instruments	108	(18)
Others [Member]
Assets
Fair Value, Beginning balance	253	926
Total realized/ unrealized gains/(losses)	20	21
Purchases	5
Sales	(1)
Issuances	0
Settlements	(31)
Purchases, issuances, settlements, net		(600)
Transfers into and/or out of level 3	0	78
Fair Value, Ending Balance	246	425
Change in unrealized gains/(losses) related to financial instruments	20	19
Deposits [Member]
Liabilities
Beginning balance	633	476
Total realized/unrealized (gains)/losses	(4)	(10)
Purchases	0
Sales	0
Issuances	59
Settlements	(66)
Purchases, issuances, settlements, net		(1)
Transfers into and/or out of level 3	(1)	(25)
Ending balance	621	440
Change in unrealized (gains)/losses related to financial instruments	(4)	(14)
Other borrowed funds [Member]
Liabilities
Beginning balance	972	542
Total realized/unrealized (gains)/losses	58	(52)
Purchases	0
Sales	0
Issuances	529
Settlements	(88)
Purchases, issuances, settlements, net		195
Transfers into and/or out of level 3	2	(233)
Ending balance	1,473	452
Change in unrealized (gains)/losses related to financial instruments	58	(73)
Debt and equity securities [Member]
Liabilities
Beginning balance	54	10
Total realized/unrealized (gains)/losses	0	2
Purchases	0
Sales	119
Issuances	0
Settlements	0
Purchases, issuances, settlements, net		(3)
Transfers into and/or out of level 3	0	23
Ending balance	173	32
Change in unrealized (gains)/losses related to financial instruments	0	2
Accounts payable and other liabilities [Member]
Liabilities
Beginning balance	236	355
Total realized/unrealized (gains)/losses	(37)	(23)
Purchases	0
Sales	0
Issuances	0
Settlements	(53)
Purchases, issuances, settlements, net		(4)
Transfers into and/or out of level 3	0	0
Ending balance	146	328
Change in unrealized (gains)/losses related to financial instruments	4	(20)
Beneficial interests issued by consolidated VIEs [Member]
Liabilities
Beginning balance	873	625
Total realized/unrealized (gains)/losses	(6)	(7)
Purchases	0
Sales	0
Issuances	11
Settlements	(290)
Purchases, issuances, settlements, net		1,199
Transfers into and/or out of level 3	0	0
Ending balance	588	1,817
Change in unrealized (gains)/losses related to financial instruments	(7)	(7)
Long-term Debt [Member]
Liabilities
Beginning balance	13,044	18,287
Total realized/unrealized (gains)/losses	62	(403)
Purchases	0
Sales	0
Issuances	653
Settlements	(971)
Purchases, issuances, settlements, net		(668)
Transfers into and/or out of level 3	239	302
Ending balance	13,027	17,518
Change in unrealized (gains)/losses related to financial instruments	$ 258	$ (402)

Fair Value Measurement (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	$ 2,043,000,000		$ 6,174,000,000
Loans held-for-sale	5,011,000,000		3,512,000,000
Total loans	7,054,000,000		9,686,000,000
Other real estate owned	309,000,000		389,000,000
Other assets	1,000,000		2,000,000
Total other assets	310,000,000		391,000,000
Total assets at fair value on a nonrecurring basis	7,364,000,000		10,077,000,000
Accounts payable and other liabilities	53,000,000		71,000,000
Total liabilities at fair value on a nonrecurring basis	53,000,000		71,000,000
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(682,000,000)	(1,283,000,000)
Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	0		0
Loans held-for-sale	0		0
Total loans	0		0
Other real estate owned	0		0
Other assets	0		0
Total other assets	0		0
Total assets at fair value on a nonrecurring basis	0		0
Accounts payable and other liabilities	0		0
Total liabilities at fair value on a nonrecurring basis	0		0
Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	1,418,000,000		5,484,000,000
Loans held-for-sale	457,000,000		312,000,000
Total loans	1,875,000,000		5,796,000,000
Other real estate owned	58,000,000		78,000,000
Other assets	0		0
Total other assets	58,000,000		78,000,000
Total assets at fair value on a nonrecurring basis	1,933,000,000		5,874,000,000
Accounts payable and other liabilities	36,000,000		53,000,000
Total liabilities at fair value on a nonrecurring basis	36,000,000		53,000,000
Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	625,000,000		690,000,000
Loans held-for-sale	4,554,000,000		3,200,000,000
Total loans	5,179,000,000		3,890,000,000
Other real estate owned	251,000,000		311,000,000
Other assets	1,000,000		2,000,000
Total other assets	252,000,000		313,000,000
Total assets at fair value on a nonrecurring basis	5,431,000,000		4,203,000,000
Accounts payable and other liabilities	17,000,000		18,000,000
Total liabilities at fair value on a nonrecurring basis	17,000,000		18,000,000
Nonrecurring fair value changes [Abstract]
Derivative receivables (numeric)	33,700,000,000
Derivative liabilities with risk characteristics similar to those of derivative receivables assets (numeric)	5,100,000,000
Loans retained [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(690,000,000)	(1,338,000,000)
Loans held-for-sale [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	5,000,000	44,000,000
Loans [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(685,000,000)	(1,294,000,000)
Other assets [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(3,000,000)	4,000,000
Accounts payable and other liabilities [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	$ 6,000,000	$ 7,000,000

Fair Value Measurement (Details 3) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Financial assets
Accrued interest and accounts receivable	$ 79,236,000,000	$ 70,147,000,000
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,356,000,000	222,554,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	119,000,000,000	123,587,000,000
Trading assets	501,148,000,000	489,892,000,000
Securities (included $334.8 and $316.3 at fair value)	334,800,000,000	316,336,000,000
Loans (included $1.8 and $2.0 at fair value)	656,246,000,000	660,661,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	995,829,000,000	930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,444,000,000	276,644,000,000
Commercial paper	46,022,000,000	35,363,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	36,704,000,000	34,325,000,000
Trading liabilities	141,393,000,000	146,166,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70,917,000,000	77,649,000,000
Net appreciation	500,000,000	300,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Fair value of other assets	106,836,000,000	105,291,000,000
Fair value [Member]
Financial assets
Accrued interest and accounts receivable	0	0
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	19,998,000,000	20,299,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	15,334,000,000	13,961,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	4,277,000,000	4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	6,214,000,000	4,060,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	10,616,000,000	9,931,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	1,276,000,000	1,495,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Fair value of other assets	19,610,000,000	18,201,000,000
Contractual principal outstanding [Member]
Financial assets
Assets for which fair value approximates carrying value	104,300,000,000	49,200,000,000
Accrued interest and accounts receivable	79,200,000,000	70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,400,000,000	222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	119,000,000,000	123,600,000,000
Trading assets	501,100,000,000	489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	334,800,000,000	316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	656,200,000,000	660,700,000,000
Mortgage servicing rights at fair value	13,100,000,000	13,600,000,000
Other (included $19.6 and $18.2 at fair value)	66,800,000,000	64,900,000,000
Total financial assets	2,091,900,000,000	2,010,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	995,800,000,000	930,400,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,400,000,000	276,600,000,000
Commercial paper	46,000,000,000	35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	36,700,000,000	34,300,000,000
Trading liabilities	141,400,000,000	146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	142,600,000,000	138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70,900,000,000	77,600,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	269,600,000,000	270,700,000,000
Total financial liabilities	1,988,400,000,000	1,909,400,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending-related commitments	700,000,000	700,000,000
Appreciation/(depreciation) [Member]
Financial assets
Assets for which fair value approximates carrying value	0	0
Accrued interest and accounts receivable	0	0
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	0	0
Securities borrowed (included $15.3 and $14.0 at fair value)	0	0
Trading assets	0	0
Securities (included $334.8 and $316.3 at fair value)	0	0
Loans (included $1.8 and $2.0 at fair value)	2,600,000,000	2,800,000,000
Mortgage servicing rights at fair value	0	0
Other (included $19.6 and $18.2 at fair value)	300,000,000	100,000,000
Total financial assets	2,900,000,000	2,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	(1,000,000,000)	(1,100,000,000)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	0	0
Commercial paper	0	0
Other borrowed funds (included $10.6 and $9.9 at fair value)	0	0
Trading liabilities	0	0
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	100,000,000	0
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	(300,000,000)	(300,000,000)
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	(1,200,000,000)	(1,200,000,000)
Total financial liabilities	2,400,000,000	(2,600,000,000)
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets
Assets for which fair value approximates carrying value	104,300,000,000	49,200,000,000
Accrued interest and accounts receivable	79,200,000,000	70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,400,000,000	222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	119,000,000,000	123,600,000,000
Trading assets	501,100,000,000	489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	334,800,000,000	316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	658,800,000,000	663,500,000,000
Mortgage servicing rights at fair value	13,100,000,000	13,600,000,000
Other (included $19.6 and $18.2 at fair value)	67,100,000,000	65,000,000,000
Total financial assets	2,094,800,000,000	2,013,800,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	996,800,000,000	931,500,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,400,000,000	276,600,000,000
Commercial paper	46,000,000,000	35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	36,700,000,000	34,300,000,000
Trading liabilities	141,400,000,000	146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	142,500,000,000	138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	71,200,000,000	77,900,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	270,800,000,000	271,900,000,000
Total financial liabilities	1,990,800,000,000	1,912,000,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending-related commitments	$ 1,000,000,000	$ 900,000,000

Fair Value Measurement (Details 4) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Credit adjustments [Abstract]
Derivative receivables balance	$ 78,744	$ 80,481
Derivatives CVA	(3,827)	(4,362)
Derivative payables balance	61,362	69,219
Derivatives DVA	(813)	(882)
Structured notes balance	52,808	53,139
Structured notes DVA	$ (1,176)	$ (1,153)

Fair Value Measurement (Details 5) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impact of credit adjustments on earnings [Abstract]
Derivatives CVA	$ 535	$ 156
Derivatives DVA	(69)	(106)
Structured notes DVA	23	108
Trading assets and liabilities average balances [Abstract]
Trading assets - debt and equity instruments	417,463	331,763
Trading assets - derivative receivables	85,437	78,683
Trading liabilities - debt and equity instruments	82,919	70,882
Trading liabilities - derivative payables	$ 71,288	$ 59,053

Fair Value Measurement (Details Numeric) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	$ 422,404,000,000		$ 409,411,000,000
Fair Value Measurement (Numeric) [Abstract]
Total U.S. government-sponsored enterprise obligations	126,300,000,000		137,300,000,000
Residential first lien mortgages	18,900,000,000		22,700,000,000
Conforming mortgage loans originated with intent to sell to U.S. government agencies	10,200,000,000		13,100,000,000
Reverse mortgages	3,900,000,000		4,000,000,000
Reduction in the level 3 derivative receivables and derivative payables balances from counterparty netting	12,100,000,000		12,700,000,000
Cost basis of the private equity investment portfolio	10,100,000,000		10,000,000,000
Level 3 Liabilities as a percentage of Total Firm liabilities at fair value	23.00%		22.00%
Fair value adjustments associated with unfunded held-for-sale lending-related commitments within the leveraged lending portfolio	828,000,000		517,000,000
Structured credit derivatives	9,800,000,000
Commercial mortgage loans and residential whole loans included within trading loans	6,500,000,000
Collateral loan obligation backed by available for sale securities portfolio	14,700,000,000
Collateralized loan obligations	334,800,000,000		316,300,000,000
Average credit enhancement	30.00%
Percentage of level 3 assets in total Firm assets	5.00%
Total assets measured at fair value on a recurring basis	905,772,000,000		874,296,000,000
Increase (decrease) in level 3 assets	1,300,000,000
Increase in asset-backed AFS securities	1,300,000,000
Increase in private equity driven by new investments and net gains in the portfolio	1,000,000,000
Decrease in derivative receivables due to tightening of credit spreads and unwinds	1,600,000,000
Net increase (decrease) in trading loans	1,400,000,000
Gain (loss) on assets measured at fair value on recurring basis		(1,400,000,000)
Gain (loss) on liability measured at fair value on recurring basis		493,000,000
Gain on private equity	905,000,000
Accrued interest and accounts receivable, at fair value	0		0
Federal funds sold and securities purchased under resale agreements, at fair value	19,998,000,000		20,299,000,000
Securities borrowed, at fair value	15,334,000,000		13,961,000,000
Loans, at fair value	1,805,000,000		1,976,000,000
Other assets, at fair value	19,610,000,000		18,201,000,000
Deposits, at fair value	4,277,000,000		4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements, at fair value	6,214,000,000		4,060,000,000
Other borrowed funds, at fair value	10,616,000,000		9,931,000,000
Accounts payable and other liabilities, at fair value	146,000,000		236,000,000
Beneficial interests issued by consolidated VIEs, at fair value	1,276,000,000		1,495,000,000
Long-term debt and junior subordinated deferrable interest debentures, at fair value	37,915,000,000		38,839,000,000
Long-term advances from Federal Home Loan Banks			23,000,000,000
Level 3 [Member] | Others [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	246,000,000		253,000,000
Others [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	3,405,000,000		2,528,000,000
Others [Member] | Available-for-sale Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Realized gains and losses recorded in income on AFS securities	330,000,000	79,000,000
Unrealized gains and losses on AFS securities	156,000,000	65,000,000
Level 3 [Member] | Loans [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	12,490,000,000		13,144,000,000
Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	12,500,000,000
Loans [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	34,249,000,000		34,880,000,000
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	33,551,000,000		33,877,000,000
Fair value of assets	116,100,000,000
Fair Value Measurement (Numeric) [Abstract]
Total assets measured at fair value on a recurring basis	110,678,000,000		110,639,000,000
Federal funds sold and securities purchased under resale agreements, at fair value	0		0
Securities borrowed, at fair value	0		0
Loans, at fair value	1,371,000,000		1,466,000,000
Other assets, at fair value	13,413,000,000		12,041,000,000
Level 3 [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	31,938,000,000		31,939,000,000
Level 3 [Member] | Available-for-sale Securities [Member]
Fair Value Measurement (Numeric) [Abstract]
Collateralized loan obligations	15,525,000,000		14,287,000,000
Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Total debt and equity instruments	267,128,000,000		256,610,000,000
Available-for-sale Securities [Member]
Fair Value Measurement (Numeric) [Abstract]
Collateralized loan obligations	$ 334,784,000,000		$ 316,318,000,000

Fair Value Option (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	$ (118)	$ 19
Securities borrowed	9	12
Trading assets:
Debt and equity instruments, excluding loans	167	157
Loans reported as trading assets:
Changes in instrument-specific credit risk	480	403
Other changes in fair value	848	371
Loans:
Changes in instrument-specific credit risk	(6)	47
Other changes in fair value	143	(27)
Other assets	0	(53)
Deposits	(17)	(189)
Federal funds purchased and securities loaned or sold under repurchase agreements	35	(9)
Other borrowed funds	217	74
Trading liabilities	(3)	(3)
Beneficial interests issued by consolidated VIEs	(34)	46
Other liabilities	(5)	23
Long-term debt:
Changes in instrument-specific credit risk	54	51
Other changes in fair value	(24)	226
Long-term debt
Long-term Debt	269,616		270,653
Total long-term debt	0		0
Fair Value Option (Numeric) [Abstract]
Changes in instrument-specific credit risk related to structured notes	23	108
Trading assets [Member] | Contractual principal outstanding [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	5,632		5,246
All other performing loans	38,107		39,490
Contractual principal outstanding [Member]
Loans
Nonaccrual loans	6,524		6,173
Total loans	46,877		48,159
Long-term debt
Total long-term debt	0		0
Long-term beneficial interests
Total long-term beneficial interests	0		0
Contractual principal outstanding [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	19,820		20,761
Long-term beneficial interests
Total long-term beneficial interests	0		49
Contractual principal outstanding [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	0		0
Long-term beneficial interests
Total long-term beneficial interests	0		0
Contractual principal outstanding [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	892		927
All other performing loans	2,246		2,496
Trading assets [Member] | Fair value [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	1,509		1,239
All other performing loans	32,740		33,641
Fair value [Member]
Loans
Nonaccrual loans	1,569		1,371
Total loans	35,584		36,446
Long-term debt
Total long-term debt	37,915		38,839
Long-term beneficial interests
Total long-term beneficial interests	1,276		1,495
Fair value [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	20,207		21,315
Long-term beneficial interests
Total long-term beneficial interests	0		49
Fair value [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	17,708		17,524
Long-term beneficial interests
Total long-term beneficial interests	1,276		1,446
Fair value [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	60		132
All other performing loans	1,275		1,434
Trading assets [Member] | Fair value over/(under) contractual principal outstanding [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	(4,123)		(4,007)
All other performing loans	(5,367)		(5,849)
Fair value over/(under) contractual principal outstanding [Member]
Loans
Nonaccrual loans	(4,955)		(4,802)
Total loans	(11,293)		(11,713)
Long-term beneficial interests
Total long-term beneficial interests	0		0
Fair value over/(under) contractual principal outstanding [Member] | Principal Protected Debt [Member]
Long-term debt
Long-term Debt	387		554
Long-term beneficial interests
Total long-term beneficial interests	0		0
Fair value over/(under) contractual principal outstanding [Member] | Non Principal Protected Debt [Member]
Long-term debt
Long-term Debt	0		0
Long-term beneficial interests
Total long-term beneficial interests	0		0
Fair value over/(under) contractual principal outstanding [Member] | Total loans [Member]
Loans
Performing loans 90 days or more past due	0		0
Nonaccrual loans	(832)		(795)
All other performing loans	(971)		(1,062)
Principal transactions [Member]
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	(118)	19
Securities borrowed	9	12
Trading assets:
Debt and equity instruments, excluding loans	164	156
Loans reported as trading assets:
Changes in instrument-specific credit risk	480	409
Other changes in fair value	125	(384)
Loans:
Changes in instrument-specific credit risk	(6)	47
Other changes in fair value	143	(27)
Other assets	0	0
Deposits	(17)	(189)
Federal funds purchased and securities loaned or sold under repurchase agreements	35	(9)
Other borrowed funds	217	74
Trading liabilities	(3)	(3)
Beneficial interests issued by consolidated VIEs	(34)	46
Other liabilities	(3)	23
Long-term debt:
Changes in instrument-specific credit risk	54	51
Other changes in fair value	(24)	226
Other income [Member]
Changes in fair value under the fair value option election [Abstract]
Federal funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Trading assets:
Debt and equity instruments, excluding loans	3	1
Loans reported as trading assets:
Changes in instrument-specific credit risk	0	(6)
Other changes in fair value	723	755
Loans:
Changes in instrument-specific credit risk	0	0
Other changes in fair value	0	0
Other assets	0	(53)
Deposits	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Other borrowed funds	0	0
Trading liabilities	0	0
Beneficial interests issued by consolidated VIEs	0	0
Other liabilities	(2)	0
Long-term debt:
Changes in instrument-specific credit risk	0	0
Other changes in fair value	0	0
Letters of Credit Hedged By Derivative Transactions [Member] | Other Guarantees and Commitments [Member]
Fair Value Option (Numeric) [Abstract]
Contractual amount	3,809		3,766
Carrying value	(6)		(6)
Other Guarantees and Commitments [Member]
Fair Value Option (Numeric) [Abstract]
Contractual amount	6,373		6,492
Carrying value	$ (6)		$ (6)

Derivative Instruments (Details) (USD $) In Billions	Mar. 31, 2011	Dec. 31, 2010
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 80,832	$ 78,905
Swap [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	126	116
Swap [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	431	349
Swap [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	45,632	46,299
Spot futures and forwards [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,698	3,893
Spot futures and forwards [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	213	170
Written options [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	709	674
Written options [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	493	430
Written options [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	288	264
Written options [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,264	4,075
Future and forwards [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	41	49
Future and forwards [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	9,408	9,298
Options Held [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	695	649
Options Held [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	442	377
Options Held [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	286	254
Options Held [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,500	3,968
Currency Swap [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	2,761	2,568
Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	8,863	7,784
Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,102	972
Credit Risk Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	5,845	5,472
Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,218	1,037
Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 63,804	$ 63,640

Derivative Instruments (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	$ 1,331,934	$ 1,519,878
Designated as hedges	8,572	9,534
Total derivative receivables	1,340,506	1,529,412
Netting adjustment	(1,261,762)	(1,448,931)
Not designated as hedges	1,289,135	1,481,132
Designated as hedges	4,109	3,977
Total derivative payables	1,293,244	1,485,109
Netting adjustment	(1,231,882)	(1,415,890)
Carrying value of derivative trading assets	78,744	80,481
Carrying value of derivative trading liabilities	61,362	69,219
Interest Rate Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	932,405	1,121,703
Designated as hedges	5,462	6,279
Total derivative receivables	937,867	1,127,982
Not designated as hedges	897,665	1,089,604
Designated as hedges	878	840
Total derivative payables	898,543	1,090,444
Carrying value of derivative trading assets	31,182	32,555
Carrying value of derivative trading liabilities	14,527	20,387
Credit Risk Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	121,973	129,729
Designated as hedges	0	0
Total derivative receivables	121,973	129,729
Not designated as hedges	118,321	125,061
Designated as hedges	0	0
Total derivative payables	118,321	125,061
Carrying value of derivative trading assets	8,026	7,725
Carrying value of derivative trading liabilities	5,546	5,138
Foreign Exchange Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	158,305	165,240
Designated as hedges	2,997	3,231
Total derivative receivables	161,302	168,471
Not designated as hedges	158,890	163,671
Designated as hedges	1,053	1,059
Total derivative payables	159,943	164,730
Carrying value of derivative trading assets	18,333	25,858
Carrying value of derivative trading liabilities	18,550	25,015
Equity Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	48,401	43,633
Designated as hedges	0	0
Total derivative receivables	48,401	43,633
Not designated as hedges	47,363	46,399
Designated as hedges	0	0
Total derivative payables	47,363	46,399
Carrying value of derivative trading assets	8,358	4,204
Carrying value of derivative trading liabilities	11,453	10,450
Commodity Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	70,850	59,573
Designated as hedges	113	24
Total derivative receivables	70,963	59,597
Not designated as hedges	66,896	56,397
Designated as hedges	2,178	2,078
Total derivative payables	69,074	58,475
Carrying value of derivative trading assets	12,845	10,139
Carrying value of derivative trading liabilities	$ 11,286	$ 8,229

Derivative Instruments (Details 2) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	$ 78,744	$ 80,481
Derivative payables	61,362	69,219
Interest Rate Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	31,182	32,555
Derivative payables	14,527	20,387
Credit Risk Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	8,026	7,725
Derivative payables	5,546	5,138
Foreign Exchange Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	18,333	25,858
Derivative payables	18,550	25,015
Equity Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	8,358	4,204
Derivative payables	11,453	10,450
Commodity Contract [Member]
Derivative receivables and payables mark-to-market [Abstract]
Derivative receivables	12,845	10,139
Derivative payables	$ 11,286	$ 8,229

Derivative Instruments (Details 3) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Interest Rate Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	$ (718)	$ 632
Interest Rate Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	800	(498)
Interest Rate Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(9)	28
Interest Rate Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	91	106
Interest Rate Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	82	134
Foreign Exchange Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(3,206)	1,647
Foreign Exchange Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	3,124	(1,657)
Foreign Exchange Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	0	0
Foreign Exchange Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(82)	(10)
Foreign Exchange Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(82)	(10)
Commodity Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(73)	(455)
Commodity Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	433	396
Commodity Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(1)	0
Commodity Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	361	(59)
Commodity Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	360	(59)
Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(3,997)	1,824
Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	4,357	(1,759)
Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(10)	28
Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	370	37
Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	$ 360	$ 65

Derivative Instruments (Details 4) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flow hedge gains and losses [Abstract]
Total change in OCI for period	$ (8)	$ 83
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	94	49
Hedge ineffectiveness recorded directly in income	3	3
Total income statement impact	97	52
Effective portion recorded in OCI	(31)	251
Total change in OCI for period	(125)	202
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	22	(52)
Hedge ineffectiveness recorded directly in income	0	0
Total income statement impact	22	(52)
Effective portion recorded in OCI	18	(112)
Total change in OCI for period	(4)	(60)
Cash Flow Hedging [Member]
Cash flow hedge gains and losses [Abstract]
Derivatives - effective portion reclassified from AOCI to income	116	(3)
Hedge ineffectiveness recorded directly in income	3	3
Total income statement impact	119	0
Effective portion recorded in OCI	(13)	139
Total change in OCI for period	$ (129)	$ 142

Derivative Instruments (Details 5) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	$ 0	$ 0
Effective portion recorded in OCI	18	(112)
Cash Flow Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	3	3
Effective portion recorded in OCI	(13)	139
Foreign Exchange Contract [Member] | Net Investment Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(71)	(41)
Effective portion recorded in OCI	(390)	285
Net Investment Hedging [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	(71)	(41)
Effective portion recorded in OCI	(390)	326
Foreign Currency Denominated Debt [Member]
Net investment hedge gains and losses [Abstract]
Excluded components recorded directly in income	0
Effective portion recorded in OCI	$ 0	$ 41

Derivative Instruments (Details 6) (Risk Management Activities [Member], USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Risk management derivatives gains and losses [Abstract]
Total income statement impact	$ 9	$ (23)
Interest Rate Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	75	140
Credit Risk Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	(58)	(119)
Foreign Exchange Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	(8)	(21)
Commodity Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	$ 0	$ (23)

Derivative Instruments (Details 7) (Trading activities [Member], USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	$ 3,157	$ 4,094
Interest Rate Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	367	107
Credit Risk Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	1,209	2,125
Foreign Exchange Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	590	627
Commodity Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	163	413
Equity Contract [Member]
Trading derivative gains and losses [Abstract]
Derivative-related gains/(losses)	$ 828	$ 822

Derivative Instruments (Details 8) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current credit risk of derivative receivables [Abstract]
Fair value related to derivative receivables	$ 1,340,506	$ 1,529,412
Fair value related to derivative payables	1,293,244	1,485,109
Netting adjustment offsetting receivables	(1,197,097)	(1,376,969)
Netting adjustment offsetting payables	(1,197,097)	(1,376,969)
Netting adjustment cash collateral received	(64,665)	(71,962)
Netting adjustment cash collateral paid	(34,785)	(38,921)
Carrying value of derivative trading assets	78,744	80,481
Carrying value of derivative trading liabilities	$ 61,362	$ 69,219

Derivative Instruments (Details 9) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Total credit derivatives and credit-related notes [Abstract]
Protection sold	$ (2,947,366)	$ (2,755,024)
Protection purchased with identical underlyings	2,835,293	2,662,329
Net protection (sold)/purchased	(112,073)	(92,695)
Other protection purchased	68,150	60,428
Credit-related notes [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(1,965)	(2,008)
Protection purchased with identical underlyings	0	0
Net protection (sold)/purchased	(1,965)	(2,008)
Other protection purchased	3,701	3,327
Total Credit Derivatives [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	2,945,401	(2,753,016)
Protection purchased with identical underlyings	2,835,293	2,662,329
Net protection (sold)/purchased	(110,108)	(90,687)
Other protection purchased	64,449	57,101
Credit Default Swaps [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(2,840,995)	(2,659,240)
Protection purchased with identical underlyings	2,809,606	2,652,313
Net protection (sold)/purchased	(31,389)	(6,927)
Other protection purchased	33,757	32,867
Other credit derivatives [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(104,406)	(93,776)
Protection purchased with identical underlyings	25,687	10,016
Net protection (sold)/purchased	(78,719)	(83,760)
Other protection purchased	$ 30,692	$ 24,234

Derivative Instruments (Details 10) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	$ (350,363)	$ (324,052)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,984,096)	(1,897,333)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(612,907)	(533,639)
Total notional amount	(2,947,366)	(2,755,024)
Fair value	(66,632)	(77,200)
Noninvestment-grade [Member]
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(163,679)	(148,434)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(759,126)	(702,638)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(231,441)	(197,330)
Total notional amount	(1,154,246)	(1,048,402)
Fair value	(54,503)	(59,939)
Investment-grade [Member]
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(186,684)	(175,618)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,224,970)	(1,194,695)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(381,466)	(336,309)
Total notional amount	(1,793,120)	(1,706,622)
Fair value	$ (12,129)	$ (17,261)

Derivative Instruments (Details Textuals) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Derivative Instruments (Textuals) [Abstract]
Foreign currency-denominated debt	$ 20,000,000		$ 21,000,000
Commodity derivatives used as fair value hedging instruments			1,000,000,000
Recognization of losses related to cash flow hedges in Income	159,000,000
Maximum length of time hedged in forecasted transactions	10 years
Net derivative payables containing collateral or termination feature, Fair Value	16,300,000,000
Net derivative payables posted collateral	11,400,000,000
Collateral liquid securities received	16,200,000,000		16,500,000,000
Collateral liquid securities posted	10,200,000,000		10,900,000,000
Additional collateral received as security in Derivative transactions	20,500,000,000		18,000,000,000
Additional collateral delivered as security in Derivative transactions	7,600,000,000		8,400,000,000
Cumulative effect of changes in accounting principles		(129,000,000)
Foreign Exchange Contract [Member] | Fair Value Hedging [Member] | Trading activities [Member]
Derivative Instruments (Textuals) [Abstract]
Revenues of trading portfolio derivatives designated as fair value hedging instruments	(3,200,000,000)	1,700,000,000
Net Investment Hedging [Member]
Derivative Instruments (Textuals) [Abstract]
Foreign currency transaction gain or loss related to foreign currency-denominated debt designated as a net investment hedge	0
Fair Value Hedging [Member]
Derivative Instruments (Textuals) [Abstract]
Revenues of trading portfolio derivatives designated as fair value hedging instruments	360,000,000	65,000,000
Two-notch Downgrade [Member]
Derivative Instruments (Textuals) [Abstract]
Additional collateral to be posted by the Firm as the impact of ratings downgrades	3,200,000,000
Additional assets required to settle trades as the impact of ratings downgrades	1,100,000,000
Single-notch Downgrade [Member]
Derivative Instruments (Textuals) [Abstract]
Additional collateral to be posted by the Firm as the impact of ratings downgrades	1,900,000,000
Additional assets required to settle trades as the impact of ratings downgrades	$ 382,000,000

Noninterest Revenue (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Underwriting:
Equity	$ 379	$ 413
Debt	982	751
Total underwriting	1,361	1,164
Advisory	432	297
Total investment banking fees	1,793	1,461
Principal transactions revenue
Trading revenue	3,940	4,386
Private equity gains/(losses)	805	162
Principal transactions	4,745	4,548
Asset management:
Investment management fees	1,494	1,327
All other asset management fees	144	109
Total asset management fees	1,638	1,436
Total administration fees	551	491
Commission and other fees:
Brokerage commissions	763	703
All other commissions and fees	654	635
Total commissions and fees	1,417	1,338
Total asset management, administration and commissions	$ 3,606	$ 3,265

Interest Income and Interest Expense (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Interest income
Loans	$ 9,507	$ 10,557
Securities	2,216	2,904
Trading assets	2,885	2,760
Federal funds sold and securities purchased under resale agreements	543	407
Securities borrowed	47	29
Deposits with banks	101	95
Other assets	148	93
Total interest income	15,447	16,845
Interest expense
Interest-bearing deposits	922	844
Short-term and other liabilities	818	562
Long-term debt	1,588	1,399
Beneficial interests issued by consolidated VIEs	214	330
Interest expense	3,542	3,135
Net interest income	11,905	13,710
Provision for credit losses	1,169	7,010
Net interest income after provision for credit losses	$ 10,736	$ 6,700

Pension and Other Postretirement Employee Benefit Plans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined benefit pension plans, U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	$ 62	$ 58
Interest cost on benefit obligations	113	117
Expected return on plan assets	(198)	(186)
Amortization:
Net loss	41	56
Prior service cost/(credit)	(10)	(11)
Net periodic defined benefit cost	8	34
Other defined benefit pension plans	7	4
Total defined benefit plans	15	38
Total defined contribution plans	78	63
Total pension and OPEB cost included in compensation expense	93	101
Defined benefit pension plans, Non-U.S. [Member]
Components of net periodic benefit cost [Abstract]
Benefits earned during the period	9	7
Interest cost on benefit obligations	33	(14)
Expected return on plan assets	(36)	13
Amortization:
Net loss	12	14
Net periodic defined benefit cost	18	20
Other defined benefit pension plans	4	4
Total defined benefit plans	22	24
Total defined contribution plans	78	65
Total pension and OPEB cost included in compensation expense	100	89
OPEB Plans [Member]
Components of net periodic benefit cost [Abstract]
Interest cost on benefit obligations	13	15
Expected return on plan assets	(22)	(24)
Amortization:
Prior service cost/(credit)	(2)	(3)
Net periodic defined benefit cost	(11)	(12)
Total defined benefit plans	(11)	(12)
Total pension and OPEB cost included in compensation expense	$ (11)	$ (12)

Pension and Other Postretirement Employee Benefit Plans (Details) (Textuals) (USD $)	Mar. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Pension and OPEB Plans
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Fair value of plan assets	$ 12,500,000,000	$ 12,200,000,000
Defined benefit pension plans, U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Expected cost of funding benefits	42,000,000
Defined benefit pension plans, Non-U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Fair value of plan assets	2,800,000,000	2,600,000,000
Expected cost of funding benefits	166,000,000
OPEB Plans [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Expected cost of funding benefits	$ 2,000,000

Employee Stock Based Incentives (Details) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Noncash compensation expense related to employee stock-based incentive plans
Cost of prior grants of restricted stock units ("RSUs") and stock appreciation rights ("SARs") that are amortized over their applicable vesting periods	$ 561	$ 688
Accrual of estimated costs of RSUs and SARs to be granted in future periods to full-career eligible employees	269	253
Total noncash compensation expense related to employee stock-based incentive plans	$ 830	$ 941
Restricted Stock Units [Member]
Employee Stock-Based Incentives (Numeric) [Abstract]
Granted restricted stock units	55
Weighted average grant date fair value per restricted stock unit	$ 44.31
Stock Appreciation Rights [Member]
Employee Stock-Based Incentives (Numeric) [Abstract]
Granted stock appreciaton rights	14
Weighted average grant date fair value per stock appreciaton right	$ 13.12

Noninterest Expense (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Components of noninterest expense [Abstract]
Compensation expense	$ 8,263	$ 7,276
Noncompensation expense:
Occupancy expense	978	869
Technology, communications and equipment expense	1,200	1,137
Professional and outside services	1,735	1,575
Marketing	659	583
Other expense	2,943	4,441
Amortization of intangibles	217	243
Total noncompensation expense	7,732	8,848
Total noninterest expense	$ 15,995	$ 16,124

Noninterest Expense (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Noninterest Expense (Numeric) [Abstract]
Foreclosed property expense	$ 210,000,000	$ 303,000,000
Pending or Threatened Litigation [Member]
Merger And Acquisition Cost [Line Items]
Litigation expense (benefit)	$ 1,100,000,000	$ 2,900,000,000

Securities (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securities gains and losses [Abstract]
Realized gains	$ 152	$ 752
Realized losses	(20)	(42)
Net realized gains	132	710
Credit losses included in securities gains	(30)	(100)
Net securities gains	$ 102	$ 610

Securities (Details 1) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	$ 331,119	$ 312,241
Available-for-sale Securities, Gross Unrealized Gains	5,712	6,102
Available-for-sale Securities, Gross Unrealized Losses	2,047	2,025
Available-for-sale securities, fair value	334,784	316,318
Held-to-maturity Securities, Amortized Cost	16	18
Held-to-maturity Securities, Gross unrealized gains	1	2
Held-to-maturity Securities, Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	17	20
Equity Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	3,071	1,894
Available-for-sale Securities, Gross Unrealized Gains	174	163
Available-for-sale Securities, Gross Unrealized Losses	0	6
Available-for-sale securities, fair value	3,245	2,051
Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	328,048	310,347
Available-for-sale Securities, Gross Unrealized Gains	5,538	5,939
Available-for-sale Securities, Gross Unrealized Losses	2,047	2,019
Available-for-sale securities, fair value	331,539	314,267
Mortgage-backed securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	179,393	171,795
Available-for-sale Securities, Gross Unrealized Gains	3,626	4,032
Available-for-sale Securities, Gross Unrealized Losses	943	973
Available-for-sale securities, fair value	182,076	174,854
US Government Corporations and Agencies Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	119,503	117,364
Available-for-sale Securities, Gross Unrealized Gains	2,762	3,159
Available-for-sale Securities, Gross Unrealized Losses	411	297
Available-for-sale securities, fair value	121,854	120,226
Commercial and other [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	4,584	5,169
Available-for-sale Securities, Gross Unrealized Gains	417	502
Available-for-sale Securities, Gross Unrealized Losses	18	17
Available-for-sale securities, fair value	4,983	5,654
Prime and Alt A [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	2,360	2,173
Available-for-sale Securities, Gross Unrealized Gains	75	81
Available-for-sale Securities, Gross Unrealized Losses	173	250
Available-for-sale securities, fair value	2,262	2,004
Non U S [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	52,946	47,089
Available-for-sale Securities, Gross Unrealized Gains	372	290
Available-for-sale Securities, Gross Unrealized Losses	341	409
Available-for-sale securities, fair value	52,977	46,970
U.S. Treasury and government agencies [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	7,002	11,258
Available-for-sale Securities, Gross Unrealized Gains	88	118
Available-for-sale Securities, Gross Unrealized Losses	35	28
Available-for-sale securities, fair value	7,055	11,348
Obligations of U.S. states and municipalities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	11,688	11,732
Available-for-sale Securities, Gross Unrealized Gains	164	165
Available-for-sale Securities, Gross Unrealized Losses	414	338
Available-for-sale securities, fair value	11,438	11,559
Certificates of Deposit [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	3,486	3,648
Available-for-sale Securities, Gross Unrealized Gains	3	1
Available-for-sale Securities, Gross Unrealized Losses	0	2
Available-for-sale securities, fair value	3,489	3,647
Non-U.S. government debt securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	33,194	20,614
Available-for-sale Securities, Gross Unrealized Gains	164	191
Available-for-sale Securities, Gross Unrealized Losses	108	28
Available-for-sale securities, fair value	33,250	20,777
Corporate Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	63,455	61,718
Available-for-sale Securities, Gross Unrealized Gains	446	495
Available-for-sale Securities, Gross Unrealized Losses	361	419
Available-for-sale securities, fair value	63,540	61,794
Credit card receivables, Asset Backed Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	6,085	7,278
Available-for-sale Securities, Gross Unrealized Gains	331	335
Available-for-sale Securities, Gross Unrealized Losses	0	5
Available-for-sale securities, fair value	6,416	7,608
Collateralized debt obligations, Asset Backed Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	14,459	13,336
Available-for-sale Securities, Gross Unrealized Gains	581	472
Available-for-sale Securities, Gross Unrealized Losses	172	210
Available-for-sale securities, fair value	14,868	13,598
Other, Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	9,286	8,968
Available-for-sale Securities, Gross Unrealized Gains	135	130
Available-for-sale Securities, Gross Unrealized Losses	14	16
Available-for-sale securities, fair value	$ 9,407	$ 9,082

Securities (Details 2) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	$ 90,168	$ 88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,607	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	10,570	9,094
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	440	510
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	100,738	97,247
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	2,047	2,025
Equity Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	6
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	2
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	6
Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	90,168	88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,607	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	10,570	9,092
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	440	504
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	100,738	97,245
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	2,047	2,019
Mortgage-backed securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	47,554	49,753
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	685	690
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	4,726	2,284
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	258	283
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	52,280	52,037
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	943	973
U.S. government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	17,342	14,039
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	408	297
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	169	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	3	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	17,511	14,039
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	411	297
Commercial and other [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	499	548
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	18	14
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	11
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	3
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	499	559
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	18	17
Prime and Alt A [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	1,196	1,193
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	173	250
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	1,196	1,193
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	173	250
Non U S [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	29,713	35,166
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	259	379
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	3,361	1,080
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	82	30
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	33,074	36,246
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	341	409
U.S. Treasury and government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	715	921
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	35	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	715	921
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	35	28
Obligations of U.S. states and municipalities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	7,198	6,890
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	406	330
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	18	20
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	8	8
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	7,216	6,910
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	414	338
Certificates of Deposit [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	1,771
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	1,771
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	2
Non-U.S. government debt securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	11,506	6,960
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	108	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	11,506	6,960
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	108	28
Corporate Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	20,103	18,783
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	360	418
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	99	90
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	1	1
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	20,202	18,873
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	361	419
Credit card receivables, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	345
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	5
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	345
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	5
Collateralized debt obligations, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	824	460
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	5	10
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	5,610	6,321
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	167	200
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	6,434	6,781
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	172	210
Other, Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	2,268	2,615
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	8	9
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	117	32
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	6	7
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	2,385	2,647
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	$ 14	$ 16

Securities (Details 3) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Other-than-temporary impairment, [Abstract]
Total other - than - temporary impairment losses	$ (27)	$ (94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)
Credit losses recognized in income	$ (30)	$ (100)

Securities (Details 4) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Changes in the credit loss component of credit-impaired debt securities, securities with no intent to sell [Abstract]
Balance, beginning of period	$ 632	$ 578
Additions:
Newly credit-impaired securities	4
Increase in losses on previously credit-impaired securities	0	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	26	6
Reductions:
Sales of credit-impaired securities	0	(3)
Impact of new accounting guidance related to VIEs	0	(15)
Balance, end of period	$ 662	$ 660

Securities (Details 5) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, maturities, due in 1 year or less, amortized cost	$ 31,508
Available-for-sale securities, maturities, due after 1 year through 5 years, amortized cost	70,581
Available-for-sale securities, maturities, due after 5 years through 10 years, amortized cost	25,760
Available-for-sale securities, maturities, due after 10 years, amortized cost	203,270
Available-for-sale securities, maturities, amortized cost, total	331,119
Available-for-sale securities, maturities, due in 1 year or less, fair value	31,667
Available-for-sale securities, maturities, due after 1 year through 5 years, fair value	70,775
Available-for-sale securities, maturities, due after 5 years through 10 years, fair value	26,352
Available-for-sale securities, maturities, due after 10 years, fair value	205,990
Available-for-sale securities, maturities, fair value, total	334,784
Available-for-sale securities, maturities, average yield, due in 1 year or less	2.01%
Available-for-sale securities, maturities, average yield, due after 1 year through 5 years	2.25%
Available-for-sale securities, maturities, average yield, due after 5 years through 10 years	2.97%
Available-for-sale securities, maturities, average yield, due after 10 years	3.64%
Available-for-sale securities, maturities, average yield, total	3.14%
Held-to-maturity securities, maturities, due in 1 year or less, amortized cost	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, amortized cost	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, amortized cost	8
Held-to-maturity securities, maturities, due after 10 years, amortized cost	1
Held-to-maturity securities, maturities, amortized cost, total	16
Held-to-maturity securities, maturities, due in 1 year or less, fair value	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, fair value	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, fair value	9
Held-to-maturity securities, maturities, due after 10 years, fair value	1
Held-to-maturity securities, maturities, fair value, total	17
Held-to-maturity securities, maturities, average yield, due in 1 year or less	0.00%
Held-to-maturity securities, maturities, average yield, due after 1 year through 5 years	6.97%
Held-to-maturity securities, maturities, average yield, due after 5 years through 10 years	6.82%
Held-to-maturity securities, maturities, average yield, due after 10 years	6.47%
Held-to-maturity securities, maturities, average yield, total	6.86%
Equity Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, equity maturities, due in 1 year or less, amortized cost	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, amortized cost	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, equity maturities, due after 10 years, amortized cost	3,071
Available-for-sale securities, equity maturities, amortized cost, total	3,071
Available-for-sale securities, equity maturities, due in 1 year or less, fair value	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, fair value	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, equity maturities, due after 10 years, fair value	3,245
Available-for-sale securities, equity maturities, fair value, total	3,245
Available-for-sale securities, equity maturities, average yield, due in 1 year or less	0.00%
Available-for-sale securities, equity maturities, average yield, due after 1 year through 5 years	0.00%
Available-for-sale securities, equity maturities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, equity maturities, average yield, due after 10 years	0.17%
Available-for-sale securities, equity maturities, average yield, total	0.17%
Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	31,508
Available-for-sale securities, due after 1 year through 5 years, amortized cost	70,581
Available-for-sale securities, due after 5 years through 10 years, amortized cost	25,760
Available-for-sale securities, due after 10 years, amortized cost	200,199
Available-for-sale securities, amortized cost, total	328,048
Available-for-sale securities, due in 1 year or less, fair value	31,667
Available-for-sale securities, due after 1 year through 5 years, fair value	70,775
Available-for-sale securities, due after 5 years through 10 years, fair value	26,352
Available-for-sale securities, due after 10 years, fair value	202,745
Available-for-sale securities, fair value, total	331,539
Available-for-sale securities, average yield, due in 1 year or less	2.01%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.25%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.97%
Available-for-sale securities, average yield, due after 10 years	3.70%
Available-for-sale securities, average yield, total	3.17%
Mortgage-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	0
Available-for-sale securities, due after 1 year through 5 years, amortized cost	353
Available-for-sale securities, due after 5 years through 10 years, amortized cost	3,196
Available-for-sale securities, due after 10 years, amortized cost	175,844
Available-for-sale securities, amortized cost, total	179,393
Available-for-sale securities, due in 1 year or less, fair value	0
Available-for-sale securities, due after 1 year through 5 years, fair value	375
Available-for-sale securities, due after 5 years through 10 years, fair value	3,217
Available-for-sale securities, due after 10 years, fair value	178,484
Available-for-sale securities, fair value, total	182,076
Available-for-sale securities, average yield, due in 1 year or less	0.00%
Available-for-sale securities, average yield, due after 1 year through 5 years	4.77%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.28%
Available-for-sale securities, average yield, due after 10 years	3.73%
Available-for-sale securities, average yield, total	3.71%
U.S. Treasury and government agencies [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	2,908
Available-for-sale securities, due after 1 year through 5 years, amortized cost	3,843
Available-for-sale securities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, due after 10 years, amortized cost	251
Available-for-sale securities, amortized cost, total	7,002
Available-for-sale securities, due in 1 year or less, fair value	2,925
Available-for-sale securities, due after 1 year through 5 years, fair value	3,906
Available-for-sale securities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, due after 10 years, fair value	224
Available-for-sale securities, fair value, total	7,055
Available-for-sale securities, average yield, due in 1 year or less	1.61%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.32%
Available-for-sale securities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, average yield, due after 10 years	3.86%
Available-for-sale securities, average yield, total	2.08%
Obligations of U.S. states and municipalities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	22
Available-for-sale securities, due after 1 year through 5 years, amortized cost	159
Available-for-sale securities, due after 5 years through 10 years, amortized cost	337
Available-for-sale securities, due after 10 years, amortized cost	11,170
Available-for-sale securities, amortized cost, total	11,688
Available-for-sale securities, due in 1 year or less, fair value	22
Available-for-sale securities, due after 1 year through 5 years, fair value	166
Available-for-sale securities, due after 5 years through 10 years, fair value	355
Available-for-sale securities, due after 10 years, fair value	10,895
Available-for-sale securities, fair value, total	11,438
Available-for-sale securities, average yield, due in 1 year or less	1.07%
Available-for-sale securities, average yield, due after 1 year through 5 years	3.11%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.68%
Available-for-sale securities, average yield, due after 10 years	4.88%
Available-for-sale securities, average yield, total	4.84%
Certificates of Deposit [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	3,390
Available-for-sale securities, due after 1 year through 5 years, amortized cost	96
Available-for-sale securities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, due after 10 years, amortized cost	0
Available-for-sale securities, amortized cost, total	3,486
Available-for-sale securities, due in 1 year or less, fair value	3,393
Available-for-sale securities, due after 1 year through 5 years, fair value	96
Available-for-sale securities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, due after 10 years, fair value	0
Available-for-sale securities, fair value, total	3,489
Available-for-sale securities, average yield, due in 1 year or less	3.34%
Available-for-sale securities, average yield, due after 1 year through 5 years	0.93%
Available-for-sale securities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, average yield, due after 10 years	0.00%
Available-for-sale securities, average yield, total	3.28%
Non-U.S. government debt securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	7,892
Available-for-sale securities, due after 1 year through 5 years, amortized cost	22,281
Available-for-sale securities, due after 5 years through 10 years, amortized cost	2,872
Available-for-sale securities, due after 10 years, amortized cost	149
Available-for-sale securities, amortized cost, total	33,194
Available-for-sale securities, due in 1 year or less, fair value	7,927
Available-for-sale securities, due after 1 year through 5 years, fair value	22,319
Available-for-sale securities, due after 5 years through 10 years, fair value	2,855
Available-for-sale securities, due after 10 years, fair value	149
Available-for-sale securities, fair value, total	33,250
Available-for-sale securities, average yield, due in 1 year or less	1.76%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.11%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.54%
Available-for-sale securities, average yield, due after 10 years	7.73%
Available-for-sale securities, average yield, total	2.09%
Corporate Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	17,255
Available-for-sale securities, due after 1 year through 5 years, amortized cost	40,548
Available-for-sale securities, due after 5 years through 10 years, amortized cost	5,651
Available-for-sale securities, due after 10 years, amortized cost	1
Available-for-sale securities, amortized cost, total	63,455
Available-for-sale securities, due in 1 year or less, fair value	17,359
Available-for-sale securities, due after 1 year through 5 years, fair value	40,501
Available-for-sale securities, due after 5 years through 10 years, fair value	5,679
Available-for-sale securities, due after 10 years, fair value	1
Available-for-sale securities, fair value, total	63,540
Available-for-sale securities, average yield, due in 1 year or less	1.93%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.21%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.88%
Available-for-sale securities, average yield, due after 10 years	1.00%
Available-for-sale securities, average yield, total	2.37%
Asset-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	41
Available-for-sale securities, due after 1 year through 5 years, amortized cost	3,301
Available-for-sale securities, due after 5 years through 10 years, amortized cost	13,704
Available-for-sale securities, due after 10 years, amortized cost	12,784
Available-for-sale securities, amortized cost, total	29,830
Available-for-sale securities, due in 1 year or less, fair value	41
Available-for-sale securities, due after 1 year through 5 years, fair value	3,412
Available-for-sale securities, due after 5 years through 10 years, fair value	14,246
Available-for-sale securities, due after 10 years, fair value	12,992
Available-for-sale securities, fair value, total	$ 30,691
Available-for-sale securities, average yield, due in 1 year or less	8.75%
Available-for-sale securities, average yield, due after 1 year through 5 years	3.21%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.40%
Available-for-sale securities, average yield, due after 10 years	2.15%
Available-for-sale securities, average yield, total	2.39%

Securities (Details Textuals) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Securities (Textuals) [Abstract]
Losses recorded in/(reclassified from) other comprehensive income	$ 3,000,000	$ 6,000,000
Proceeds from securities sold, as percentage of amortized cost	2.00%
U.S. government-sponsored enterprise obligations, fair values	91,700,000,000		94,200,000,000
Other-than-temporary impairment losses recorded in accumulated other comprehensive income (loss) on available-for-sale debt securities, pretax	106,000,000		133,000,000
U.S. government agencies and U.S. government-sponsored enterprises securities that exceeded 10% of stockholders' equity	10.00%
Due period of residential mortgage-backed securities and collateralized mortgage obligations	10 years
Duration for agency residential mortgage-backed securities	5 years
Duration for agency residential collateralized mortgage backed obligations	3 years
Duration for nonagency residential collateralized mortgage obligations	5 years
Average credit enhancement	30.00%
Mortgage-backed securities [Member]
Securities (Textuals) [Abstract]
Losses recorded in/(reclassified from) other comprehensive income	(30,000,000)
Below investment grade credit enhancement	9.00%
Investment grade credit enhancement	43.00%
Prime and Alt A [Member]
Securities (Textuals) [Abstract]
Gross unrealized losses, related to securities having unrealized loss position for longer than 12 months, Prime and Alt-A non-agency	173,000,000
Weighted average underlying default rate	24.00%
Weighted average loss severity rate	49.00%
Collateralized loan obligations [Member] | Asset-backed securities [Member]
Securities (Textuals) [Abstract]
Gross unrealized losses, related to securities having unrealized loss position for longer than 12 months, Prime and Alt-A non-agency	167,000,000
Gross unrealized losses related to collateralized loan obligations	$ 172,000,000
Collateral default rates during the current period	2.10%
Average credit enhancement	30.00%
Collateralized loan obligations [Member]
Securities (Textuals) [Abstract]
Collateral default rates after the current period	5.00%
Loss severities for loans	48.00%
Loss severities for debt securities	82.00%
Time period after which losses on collateral were estimated to occur	18 months

Securities Financing Activities (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Components of collateralized financings [Abstract]
Securities purchased under resale agreements	$ 216,988,000,000	$ 222,302,000,000
Securities borrowed	119,000,000,000	123,587,000,000
Securities sold under repurchase agreements	259,147,000,000	262,722,000,000
Securities loaned	23,124,000,000	10,592,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	217,356,000,000	222,554,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	285,444,000,000	276,644,000,000
Resale and repurchase agreements that have been netted	125,300,000,000	112,700,000,000
Fair value [Member]
Components of collateralized financings [Abstract]
Securities borrowed	15,334,000,000	13,961,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements (included $20.0 and $20.3 at fair value)	19,998,000,000	20,299,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	$ 6,214,000,000	$ 4,060,000,000

Loans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Loan balances by portfolio segment
Total retained loans	$ 675,437	$ 706,841	$ 685,498
Held-for-sale	8,754		5,453
At fair value	1,805		1,976
Total loans	685,996		692,927
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	2,115	0
Sales	1,134	0
Retained loans reclassified to held-for-sale	2,089	0
Wholesale [Member]
Loan balances by portfolio segment
Total retained loans	229,648		222,510
Held-for-sale	4,554		3,147
At fair value	1,805		1,976
Total loans	236,007		227,633
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	123	0
Sales	877	0
Retained loans reclassified to held-for-sale	177	0
Consumer Excluding Credit Card [Member]
Loan balances by portfolio segment
Total retained loans	320,998		327,464
Held-for-sale	188		154
At fair value	0		0
Total loans	321,186		327,618
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	1,992	0
Sales	257	0
Retained loans reclassified to held-for-sale	0	0
Credit Card [Member]
Loan balances by portfolio segment
Total retained loans	124,791		135,524
Held-for-sale	4,012		2,152
At fair value	0		0
Total loans	128,803		137,676
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	0	0
Sales	0	0
Retained loans reclassified to held-for-sale	$ 1,912	$ 0

Loans (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ 66	$ 109
Wholesale [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	61	79
Consumer Excluding Credit Card [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	25	30
Credit Card [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ (20)	$ 0

Loans (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loans [Line Items]
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Total non-U.S.[Member] | Wholesale [Member]
Loans [Line Items]
Total retained loans	72,462	66,151
Total non-U.S.[Member] | Wholesale [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	19,298	17,731
Total non-U.S.[Member] | Wholesale [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	1,513	1,963
Total non-U.S.[Member] | Wholesale [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	23,704	19,756
Total non-U.S.[Member] | Wholesale [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	834	870
Total non-U.S.[Member] | Wholesale [Member] | Other [Member]
Loans [Line Items]
Total retained loans	27,113	25,831
Total U.S.[Member] | Wholesale [Member]
Loans [Line Items]
Total retained loans	157,186	156,359
Total U.S.[Member] | Wholesale [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	50,437	48,845
Total U.S.[Member] | Wholesale [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	51,307	51,672
Total U.S.[Member] | Wholesale [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	8,935	11,702
Total U.S.[Member] | Wholesale [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	5,852	6,408
Total U.S.[Member] | Wholesale [Member] | Other [Member]
Loans [Line Items]
Total retained loans	40,655	37,732
Wholesale [Member]
Loans [Line Items]
Total retained loans	229,648	222,510
Percentage of total criticized to total retained loans	5.69%	6.42%
Percentage of nonaccrual loans to total retained loans	1.99%	2.48%
Wholesale [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	69,735	66,576
Percentage of total criticized to total retained loans	5.52%	6.02%
Percentage of nonaccrual loans to total retained loans	2.09%	2.45%
Wholesale [Member] | Commercial and industrial [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	33,942	31,697
Wholesale [Member] | Commercial and industrial [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	35,793	34,879
Wholesale [Member] | Commercial and industrial [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	31,943	30,874
Wholesale [Member] | Commercial and industrial [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	2,393	2,371
Wholesale [Member] | Commercial and industrial [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	1,457	1,634
Wholesale [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	52,820	53,635
Percentage of total criticized to total retained loans	14.71%	16.23%
Percentage of nonaccrual loans to total retained loans	4.48%	5.48%
Wholesale [Member] | Real estate [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	28,884	28,504
Wholesale [Member] | Real estate [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	23,936	25,131
Wholesale [Member] | Real estate [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	16,167	16,425
Wholesale [Member] | Real estate [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	5,405	5,769
Wholesale [Member] | Real estate [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	2,364	2,937
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member]
Loans [Line Items]
Total retained loans	223,728	215,148
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	68,092	64,501
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	50,162	50,299
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	32,454	31,289
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	6,658	7,222
Wholesale [Member] | Current and less than 30 days past due and still accruing [Member] | Other [Member]
Loans [Line Items]
Total retained loans	66,362	61,837
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Class of Financing Receivable [Member]
Loans [Line Items]
Total retained loans	1,219	1,493
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	180	434
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	247	290
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	93	31
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	6	34
Wholesale [Member] | 30-89 days past due and still accruing [Member] | Other [Member]
Loans [Line Items]
Total retained loans	693	704
Wholesale [Member] | 90 days or more past due and still accruing [Member]
Loans [Line Items]
Total retained loans	123	359
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	6	7
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	47	109
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	2	2
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	0	0
Wholesale [Member] | 90 days or more past due and still accruing [Member] | Other [Member]
Loans [Line Items]
Total retained loans	68	241
Wholesale [Member] | Nonaccrual [Member]
Loans [Line Items]
Total retained loans	4,578	5,510
Wholesale [Member] | Nonaccrual [Member] | Commercial and industrial [Member]
Loans [Line Items]
Total retained loans	1,457	1,634
Wholesale [Member] | Nonaccrual [Member] | Real estate [Member]
Loans [Line Items]
Total retained loans	2,364	2,937
Wholesale [Member] | Nonaccrual [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	90	136
Wholesale [Member] | Nonaccrual [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	22	22
Wholesale [Member] | Nonaccrual [Member] | Other [Member]
Loans [Line Items]
Total retained loans	645	781
Wholesale [Member] | Financial institutions [Member]
Loans [Line Items]
Total retained loans	32,639	31,458
Percentage of total criticized to total retained loans	1.19%	1.44%
Percentage of nonaccrual loans to total retained loans	0.28%	0.43%
Wholesale [Member] | Financial institutions [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	24,940	22,525
Wholesale [Member] | Financial institutions [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	7,699	8,933
Wholesale [Member] | Financial institutions [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	7,312	8,480
Wholesale [Member] | Financial institutions [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	297	317
Wholesale [Member] | Financial institutions [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	90	136
Wholesale [Member] | Government agencies [Member]
Loans [Line Items]
Total retained loans	6,686	7,278
Percentage of total criticized to total retained loans	0.40%	0.34%
Percentage of nonaccrual loans to total retained loans	0.33%	0.30%
Wholesale [Member] | Government agencies [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	6,304	6,871
Wholesale [Member] | Government agencies [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	382	407
Wholesale [Member] | Government agencies [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	355	382
Wholesale [Member] | Government agencies [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	5	3
Wholesale [Member] | Government agencies [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	22	22
Wholesale [Member] | Other [Member]
Loans [Line Items]
Total retained loans	67,768	63,563
Percentage of total criticized to total retained loans	1.53%	1.73%
Percentage of nonaccrual loans to total retained loans	0.95%	1.23%
Wholesale [Member] | Other [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	59,089	56,450
Wholesale [Member] | Other [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	8,679	7,113
Wholesale [Member] | Other [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	7,642	6,012
Wholesale [Member] | Other [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	392	320
Wholesale [Member] | Other [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	645	781
Wholesale [Member] | Investment grade [Member]
Loans [Line Items]
Total retained loans	153,159	146,047
Wholesale [Member] | Total noninvestment grade [Member]
Loans [Line Items]
Total retained loans	76,489	76,463
Wholesale [Member] | Noncriticized [Member]
Loans [Line Items]
Total retained loans	63,419	62,173
Wholesale [Member] | Criticized performing [Member]
Loans [Line Items]
Total retained loans	8,492	8,780
Wholesale [Member] | Criticized total nonaccrual [Member]
Loans [Line Items]
Total retained loans	4,578	5,510
90 days or more past due and still accruing [Member]
Loans [Line Items]
Total retained loans	$ 0	$ 0

Loans (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Wholesale Real Estate Loans
Total retained loans	$ 675,437	$ 706,841	$ 685,498
Wholesale [Member] | Commercial and industrial [Member]
Wholesale Real Estate Loans
Total retained loans	69,735		66,576
Wholesale Impaired Loans
With an allowance	1,382		1,512
Without an allowance	135		157
Total impaired loans	1,517		1,669
Allowance for loan losses related to impaired loans	414		435
Unpaid principal balance of impaired loans	2,507		2,453
Average impaired loans and related interest income
Impaired loans (average)	1,553	1,905
Wholesale [Member] | Real estate [Member]
Wholesale Real Estate Loans
Total retained loans	52,820		53,635
Criticized exposure	7,769		8,706
% of total real estate retained loans	14.71%		16.23%
Criticized nonaccrual	2,364		2,937
% of total real estate retained loans	4.48%		5.48%
Wholesale Impaired Loans
With an allowance	2,043		2,510
Without an allowance	257		445
Total impaired loans	2,300		2,995
Allowance for loan losses related to impaired loans	436		825
Unpaid principal balance of impaired loans	2,777		3,487
Average impaired loans and related interest income
Impaired loans (average)	2,730	3,041
Wholesale [Member] | Multi-family [Member]
Wholesale Real Estate Loans
Total retained loans	30,501		30,604
Criticized exposure	3,623		3,798
% of total real estate retained loans	11.88%		12.41%
Criticized nonaccrual	1,027		1,016
% of total real estate retained loans	3.37%		3.32%
Wholesale [Member] | Commercial lessors [Member]
Wholesale Real Estate Loans
Total retained loans	15,226		15,796
Criticized exposure	2,850		3,593
% of total real estate retained loans	18.72%		22.75%
Criticized nonaccrual	1,000		1,549
% of total real estate retained loans	6.57%		9.81%
Wholesale [Member] | Commercial construction and development [Member]
Wholesale Real Estate Loans
Total retained loans	3,294		3,395
Criticized exposure	535		619
% of total real estate retained loans	16.24%		18.23%
Criticized nonaccrual	141		174
% of total real estate retained loans	4.28%		5.13%
Wholesale [Member] | Wholesale Realestate Others [Member]
Wholesale Real Estate Loans
Total retained loans	3,799		3,840
Criticized exposure	761		696
% of total real estate retained loans	20.03%		18.13%
Criticized nonaccrual	196		198
% of total real estate retained loans	5.16%		5.16%
Wholesale [Member] | Financial institutions [Member]
Wholesale Real Estate Loans
Total retained loans	32,639		31,458
Wholesale Impaired Loans
With an allowance	72		127
Without an allowance	18		8
Total impaired loans	90		135
Allowance for loan losses related to impaired loans	28		61
Unpaid principal balance of impaired loans	218		244
Average impaired loans and related interest income
Impaired loans (average)	94	512
Wholesale [Member] | Government agencies [Member]
Wholesale Real Estate Loans
Total retained loans	6,686		7,278
Wholesale Impaired Loans
With an allowance	22		22
Without an allowance	0		0
Total impaired loans	22		22
Allowance for loan losses related to impaired loans	14		14
Unpaid principal balance of impaired loans	31		30
Average impaired loans and related interest income
Impaired loans (average)	22	3
Wholesale [Member] | Other [Member]
Wholesale Real Estate Loans
Total retained loans	67,768		63,563
Wholesale Impaired Loans
With an allowance	550		697
Without an allowance	19		8
Total impaired loans	569		705
Allowance for loan losses related to impaired loans	138		239
Unpaid principal balance of impaired loans	917		1,046
Average impaired loans and related interest income
Impaired loans (average)	637	995
Wholesale [Member]
Wholesale Real Estate Loans
Total retained loans	229,648		222,510
Wholesale Impaired Loans
With an allowance	4,069		4,868
Without an allowance	429		618
Total impaired loans	4,498		5,486
Allowance for loan losses related to impaired loans	1,030		1,574
Unpaid principal balance of impaired loans	6,450		7,260
Average impaired loans and related interest income
Impaired loans (average)	$ 5,036	$ 6,456

Loans (Details 4) (Wholesale [Member], USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	$ 449	$ 1,143
TDRs on nonaccrual status	397	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	22	1
Commercial and industrial [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	156	212
TDRs on nonaccrual status	105	163
Additional commitments to lend to borrowers whose loans have been modified in TDRs	4	1
Real estate [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	270	907
TDRs on nonaccrual status	269	831
Additional commitments to lend to borrowers whose loans have been modified in TDRs	18	0
Financial institutions [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	1	1
TDRs on nonaccrual status	1	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Government agencies [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	22	22
TDRs on nonaccrual status	22	22
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Other [Member]
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	0	1
TDRs on nonaccrual status	0	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	$ 0	$ 0

Loans (Details 5) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Consumer Excluding Credit Card [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	320,998	327,464
Residential real estate, excluding PCI [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	170,776	174,211
Home Equity - Senior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	24,071	24,376
Home Equity - Junior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	61,182	64,009
Prime Mortgages, including option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	74,682	74,539
Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	10,841	11,287
Total other consumer [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	79,457	80,490
Auto [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	47,411	48,367
Consumer business banking [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	16,957	16,812
Student And Other Loans [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	15,089	15,311
PCI Home Equity [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	23,973	24,459
PCI Prime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	16,725	17,322
PCI Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	5,276	5,398
PCI Option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 24,791	$ 25,584

Loans (Details 6) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loan delinquency
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	27.36%	28.20%
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	558	528
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	1,100	974
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	2,934	2,860
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	15,478	15,994
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	7,026	6,928
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	9,390	9,403
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	12,603	13,333
Refreshed FICO Scores Equal to or greater than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	20,759	22,527
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	3,250	3,039
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	4,798	4,733
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	10,652	10,720
Refreshed FICO Scores Equal to or greater than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	32,200	32,385
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	377	338
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	511	506
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	889	925
Refreshed FICO Scores Equal to or greater than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	2,056	2,252
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Greater Than 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	11,211	10,833
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	15,799	15,616
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	27,078	27,838
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Less Than 80% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	70,493	73,158
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	243	238
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	354	325
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	744	738
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Senior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	2,660	2,719
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	2,530	2,495
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	2,836	2,873
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	2,940	3,155
Refreshed FICO Scores Less than 660 [Member] | Home Equity - Junior Lien [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	3,098	3,295
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	1,603	1,595
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	1,805	1,775
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	2,792	2,786
Refreshed FICO Scores Less than 660 [Member] | Prime Mortgages, including option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	4,587	4,557
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Loan delinquency
Total retained loans	1,209	1,153
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Loan delinquency
Total retained loans	1,481	1,486
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Loan delinquency
Total retained loans	1,841	1,955
Refreshed FICO Scores Less than 660 [Member] | Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Loan delinquency
Total retained loans	2,477	2,672
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Greater Than 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	5,585	5,481
Refreshed FICO Scores Less than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	6,476	6,459
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	8,317	8,634
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Less Than 80% [Member] | Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	12,822	13,243
Residential real estate, excluding PCI [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	151,665	153,630
Home Equity - Senior Lien [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	23,354	23,615
Home Equity - Junior Lien [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	59,676	62,315
Prime Mortgages, including option ARMs [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	60,399	59,223
Subprime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	8,236	8,477
Residential real estate, excluding PCI [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	5,784	7,158
Home Equity - Senior Lien [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	364	414
Home Equity - Junior Lien [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	1,304	1,508
Prime Mortgages, including option ARMs [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	3,155	4,052
Subprime Mortgage [Member] | 30-149 Days Past Due [Member]
Loan delinquency
Total retained loans	961	1,184
Residential real estate, excluding PCI [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	13,327	13,423
Home Equity - Senior Lien [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	353	347
Home Equity - Junior Lien [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	202	186
Prime Mortgages, including option ARMs [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	11,128	11,264
Subprime Mortgage [Member] | 150 or More Days Past Due [Member]
Loan delinquency
Total retained loans	1,644	1,626
Residential real estate, excluding PCI [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Home Equity - Senior Lien [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Home Equity - Junior Lien [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Prime Mortgages, including option ARMs [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Subprime Mortgage [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
Residential real estate, excluding PCI [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	7,535	7,793
Home Equity - Senior Lien [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	470	479
Home Equity - Junior Lien [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	793	784
Prime Mortgages, including option ARMs [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	4,166	4,320
Subprime Mortgage [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	2,106	2,210
Residential real estate, excluding PCI [Member] | California [Member]
Loan delinquency
Total retained loans	38,103	39,012
Home Equity - Senior Lien [Member] | California [Member]
Loan delinquency
Total retained loans	3,336	3,348
Home Equity - Junior Lien [Member] | California [Member]
Loan delinquency
Total retained loans	14,037	14,656
Prime Mortgages, including option ARMs [Member] | California [Member]
Loan delinquency
Total retained loans	19,070	19,278
Subprime Mortgage [Member] | California [Member]
Loan delinquency
Total retained loans	1,660	1,730
Residential real estate, excluding PCI [Member] | New York [Member]
Loan delinquency
Total retained loans	26,152	26,518
Home Equity - Senior Lien [Member] | New York [Member]
Loan delinquency
Total retained loans	3,266	3,272
Home Equity - Junior Lien [Member] | New York [Member]
Loan delinquency
Total retained loans	11,809	12,278
Prime Mortgages, including option ARMs [Member] | New York [Member]
Loan delinquency
Total retained loans	9,745	9,587
Subprime Mortgage [Member] | New York [Member]
Loan delinquency
Total retained loans	1,332	1,381
Residential real estate, excluding PCI [Member] | Texas [Member]
Loan delinquency
Total retained loans	8,634	8,747
Home Equity - Senior Lien [Member] | Texas [Member]
Loan delinquency
Total retained loans	3,499	3,594
Home Equity - Junior Lien [Member] | Texas [Member]
Loan delinquency
Total retained loans	2,114	2,239
Prime Mortgages, including option ARMs [Member] | Texas [Member]
Loan delinquency
Total retained loans	2,688	2,569
Subprime Mortgage [Member] | Texas [Member]
Loan delinquency
Total retained loans	333	345
Residential real estate, excluding PCI [Member] | Florida [Member]
Loan delinquency
Total retained loans	10,461	10,820
Home Equity - Senior Lien [Member] | Florida [Member]
Loan delinquency
Total retained loans	1,078	1,088
Home Equity - Junior Lien [Member] | Florida [Member]
Loan delinquency
Total retained loans	3,312	3,470
Prime Mortgages, including option ARMs [Member] | Florida [Member]
Loan delinquency
Total retained loans	4,709	4,840
Subprime Mortgage [Member] | Florida [Member]
Loan delinquency
Total retained loans	1,362	1,422
Residential real estate, excluding PCI [Member] | Illinois [Member]
Loan delinquency
Total retained loans	10,020	10,116
Home Equity - Senior Lien [Member] | Illinois [Member]
Loan delinquency
Total retained loans	1,622	1,635
Home Equity - Junior Lien [Member] | Illinois [Member]
Loan delinquency
Total retained loans	4,068	4,248
Prime Mortgages, including option ARMs [Member] | Illinois [Member]
Loan delinquency
Total retained loans	3,885	3,765
Subprime Mortgage [Member] | Illinois [Member]
Loan delinquency
Total retained loans	445	468
Residential real estate, excluding PCI [Member] | Ohio [Member]
Loan delinquency
Total retained loans	4,184	4,315
Home Equity - Senior Lien [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,977	2,010
Home Equity - Junior Lien [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,487	1,568
Prime Mortgages, including option ARMs [Member] | Ohio [Member]
Loan delinquency
Total retained loans	455	462
Subprime Mortgage [Member] | Ohio [Member]
Loan delinquency
Total retained loans	265	275
Residential real estate, excluding PCI [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	6,732	6,909
Home Equity - Senior Lien [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	731	732
Home Equity - Junior Lien [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	3,461	3,617
Prime Mortgages, including option ARMs [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	2,027	2,026
Subprime Mortgage [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	513	534
Residential real estate, excluding PCI [Member] | Michigan [Member]
Loan delinquency
Total retained loans	3,936	4,051
Home Equity - Senior Lien [Member] | Michigan [Member]
Loan delinquency
Total retained loans	1,159	1,176
Home Equity - Junior Lien [Member] | Michigan [Member]
Loan delinquency
Total retained loans	1,545	1,618
Prime Mortgages, including option ARMs [Member] | Michigan [Member]
Loan delinquency
Total retained loans	951	963
Subprime Mortgage [Member] | Michigan [Member]
Loan delinquency
Total retained loans	281	294
Residential real estate, excluding PCI [Member] | Arizona [Member]
Loan delinquency
Total retained loans	5,792	6,024
Home Equity - Senior Lien [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,461	1,481
Home Equity - Junior Lien [Member] | Arizona [Member]
Loan delinquency
Total retained loans	2,827	2,979
Prime Mortgages, including option ARMs [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,274	1,320
Subprime Mortgage [Member] | Arizona [Member]
Loan delinquency
Total retained loans	230	244
Residential real estate, excluding PCI [Member] | Washington [Member]
Loan delinquency
Total retained loans	5,077	5,221
Home Equity - Senior Lien [Member] | Washington [Member]
Loan delinquency
Total retained loans	767	776
Home Equity - Junior Lien [Member] | Washington [Member]
Loan delinquency
Total retained loans	2,051	2,142
Prime Mortgages, including option ARMs [Member] | Washington [Member]
Loan delinquency
Total retained loans	2,021	2,056
Subprime Mortgage [Member] | Washington [Member]
Loan delinquency
Total retained loans	238	247
Residential real estate, excluding PCI [Member] | All other [Member]
Loan delinquency
Total retained loans	51,685	52,478
Home Equity - Senior Lien [Member] | All other [Member]
Loan delinquency
Total retained loans	5,175	5,264
Home Equity - Junior Lien [Member] | All other [Member]
Loan delinquency
Total retained loans	14,471	15,194
Prime Mortgages, including option ARMs [Member] | All other [Member]
Loan delinquency
Total retained loans	27,857	27,673
Subprime Mortgage [Member] | All other [Member]
Loan delinquency
Total retained loans	4,182	4,347
Consumer Excluding Credit Card [Member]
Loan delinquency
Total retained loans	320,998	327,464
Residential real estate, excluding PCI [Member]
Loan delinquency
Total retained loans	170,776	174,211
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	5.61%	5.88%
U.S. government guaranteed	12,995	12,949
Home Equity - Senior Lien [Member]
Loan delinquency
Total retained loans	24,071	24,376
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	2.98%	3.12%
U.S. government guaranteed	0	0
Home Equity - Junior Lien [Member]
Loan delinquency
Total retained loans	61,182	64,009
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	2.46%	2.65%
U.S. government guaranteed	0	0
Prime Mortgages, including option ARMs [Member]
Loan delinquency
Total retained loans	74,682	74,539
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	6.36%	6.68%
U.S. government guaranteed	12,995	12,949
Subprime Mortgage [Member]
Loan delinquency
Total retained loans	10,841	11,287
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	24.03%	24.90%
U.S. government guaranteed	$ 0	$ 0

Loans (Details 7) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Residential real estate, excluding PCI [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	$ 5,591		$ 4,557
Without an allowance	796		787
Total impaired loans	6,387		5,344
Allowance for loan losses related to impaired loans	815		811
Unpaid principal balance of impaired loans	8,461		7,195
Impaired loans on nonaccrual status	1,381		1,267
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	5,811	3,616
Interest income on impaired loans	67	49
Interest income on impaired loans on a cash basis	6	5
Home Equity - Senior Lien [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	217		211
Without an allowance	17		15
Total impaired loans	234		226
Allowance for loan losses related to impaired loans	72		77
Unpaid principal balance of impaired loans	281		265
Impaired loans on nonaccrual status	38		38
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	231	165
Interest income on impaired loans	3	2
Interest income on impaired loans on a cash basis	0	0
Home Equity - Junior Lien [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	380		258
Without an allowance	29		25
Total impaired loans	409		283
Allowance for loan losses related to impaired loans	114		82
Unpaid principal balance of impaired loans	551		402
Impaired loans on nonaccrual status	178		63
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	353	269
Interest income on impaired loans	4	3
Interest income on impaired loans on a cash basis	0	0
Prime Mortgages, including option ARMs [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	2,421		1,525
Without an allowance	569		559
Total impaired loans	2,990		2,084
Allowance for loan losses related to impaired loans	92		97
Unpaid principal balance of impaired loans	3,757		2,751
Impaired loans on nonaccrual status	570		534
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	2,477	976
Interest income on impaired loans	26	17
Interest income on impaired loans on a cash basis	3	1
Subprime Mortgage [Member]
Consumer Residential Real Estate Impaired Loans
With an allowance	2,573		2,563
Without an allowance	181		188
Total impaired loans	2,754		2,751
Allowance for loan losses related to impaired loans	537		555
Unpaid principal balance of impaired loans	3,872		3,777
Impaired loans on nonaccrual status	595		632
Average impaired loans and the related interest income reported by the Firm
Impaired loans (average)	2,750	2,206
Interest income on impaired loans	34	27
Interest income on impaired loans on a cash basis	$ 3	$ 4

Loans (Details 8) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loan delinquency
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Credit Card [Member] | California [Member]
Loan delinquency
Total retained loans	16,660	18,104
California [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	14,269	15,454
California [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	2,391	2,650
Credit Card [Member] | New York [Member]
Loan delinquency
Total retained loans	9,772	10,572
New York [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	8,839	9,540
New York [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	933	1,032
Credit Card [Member] | Texas [Member]
Loan delinquency
Total retained loans	9,615	10,223
Texas [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	8,700	9,217
Texas [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	915	1,006
Credit Card [Member] | Florida [Member]
Loan delinquency
Total retained loans	7,289	7,889
Florida [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	6,240	6,724
Florida [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	1,049	1,165
Credit Card [Member] | Illinois [Member]
Loan delinquency
Total retained loans	6,961	7,619
Illinois [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	6,472	7,077
Illinois [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	489	542
Credit Card [Member] | Ohio [Member]
Loan delinquency
Total retained loans	4,912	5,436
Ohio [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	4,550	5,035
Ohio [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	362	401
Credit Card [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	5,074	5,564
New Jersey [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	4,628	5,070
New Jersey [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	446	494
Credit Card [Member] | Michigan [Member]
Loan delinquency
Total retained loans	3,815	4,229
Michigan [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	3,569	3,956
Michigan [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	246	273
Credit Card [Member] | Virginia [Member]
Loan delinquency
Total retained loans	3,069	3,315
Virginia [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	2,802	3,020
Virginia [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	267	295
Credit Card [Member] | Pennsylvania [Member]
Loan delinquency
Total retained loans	4,456	4,945
Pennsylvania [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	4,073	4,521
Pennsylvania [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	383	424
Credit Card [Member] | Washington [Member]
Loan delinquency
Total retained loans	2,329	2,491
Washington [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	1,932	2,053
Washington [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	397	438
Credit Card [Member] | Georgia [Member]
Loan delinquency
Total retained loans	2,958	3,232
Georgia [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	2,599	2,834
Georgia [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	359	398
Credit Card [Member] | All other [Member]
Loan delinquency
Total retained loans	47,881	51,905
All other [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	43,710	47,290
All other [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	4,171	4,615
Credit Card [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	120,333	129,918
Current and less than 30 days past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	108,748	117,248
Current and less than 30 days past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	11,585	12,670
Credit Card [Member] | 30-89 days past due and still accruing [Member]
Loan delinquency
Total retained loans	2,043	2,551
30-89 days past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	1,693	2,092
30-89 days past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	350	459
Credit Card [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	2,413	3,053
90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	0	0
90 days or more past due and still accruing [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	1,940	2,449
90 days or more past due and still accruing [Member] | Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	473	604
Credit Card [Member]
Loan delinquency
Total retained loans	124,791	135,524
Nonaccrual loans	2	2
Retained Loans, Percentage, Equal or Greater than 30 Days Past Due	3.57%	4.14%
Retained Loans, Percentage, Equal or Greater than 90 Days Past Due	1.93%	2.25%
Percentage of portfolio with estimated refreshed FICO scores(e):
Retained Loans, Percentage, Fico Score 660 Or Greater	78.40%	77.90%
Less than 660	21.60%	22.10%
Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Loan delinquency
Total retained loans	112,383	121,791
Nonaccrual loans	2	2
Retained Loans, Percentage, Equal or Greater than 30 Days Past Due	3.23%	3.73%
Retained Loans, Percentage, Equal or Greater than 90 Days Past Due	1.73%	2.01%
Percentage of portfolio with estimated refreshed FICO scores(e):
Retained Loans, Percentage, Fico Score 660 Or Greater	80.90%	80.60%
Less than 660	19.10%	19.40%
Washington Mutual Credit Card Portfolio [Member]
Loan delinquency
Total retained loans	12,408	13,733
Nonaccrual loans	$ 0	$ 0
Retained Loans, Percentage, Equal or Greater than 30 Days Past Due	6.63%	7.74%
Retained Loans, Percentage, Equal or Greater than 90 Days Past Due	3.81%	4.40%
Percentage of portfolio with estimated refreshed FICO scores(e):
Retained Loans, Percentage, Fico Score 660 Or Greater	58.20%	56.40%
Less than 660	41.80%	43.60%

Loans (Details 09) (Credit Card [Member], USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Wholesale Impaired Loans
Credit card loans with modified payment terms	$ 7,775		$ 8,255
Modified credit card loans that have reverted to original payment terms	1,461		1,750
Total impaired loans	9,236		10,005
Allowance for loan losses related to impaired loans	3,819		4,069
Average balance of impaired loans during the period:
Average impaired loans	9,494	10,882
Interest income on impaired loans	130	150
Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Wholesale Impaired Loans
Credit card loans with modified payment terms	6,303		6,685
Modified credit card loans that have reverted to original payment terms	1,197		1,439
Total impaired loans	7,500		8,124
Allowance for loan losses related to impaired loans	3,013		3,175
Average balance of impaired loans during the period:
Average impaired loans	7,709	8,911
Interest income on impaired loans	101	119
Washington Mutual Credit Card Portfolio [Member]
Wholesale Impaired Loans
Credit card loans with modified payment terms	1,472		1,570
Modified credit card loans that have reverted to original payment terms	264		311
Total impaired loans	1,736		1,881
Allowance for loan losses related to impaired loans	806		894
Average balance of impaired loans during the period:
Average impaired loans	1,785	1,971
Interest income on impaired loans	$ 29	$ 31

Loans (Details 10) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Loan delinquency
Total retained loans	$ 675,437	$ 706,841	$ 685,498
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	27.36%		28.20%
Total other consumer [Member] | California [Member]
Loan delinquency
Total retained loans	6,494		6,488
Auto [Member] | California [Member]
Loan delinquency
Total retained loans	4,214		4,307
Consumer business banking [Member] | California [Member]
Loan delinquency
Total retained loans	966		851
Student And Other Loans [Member] | California [Member]
Loan delinquency
Total retained loans	1,314		1,330
Total other consumer [Member] | New York [Member]
Loan delinquency
Total retained loans	7,959		8,057
Auto [Member] | New York [Member]
Loan delinquency
Total retained loans	3,781		3,875
Consumer business banking [Member] | New York [Member]
Loan delinquency
Total retained loans	2,882		2,877
Student And Other Loans [Member] | New York [Member]
Loan delinquency
Total retained loans	1,296		1,305
Total other consumer [Member] | Texas [Member]
Loan delinquency
Total retained loans	8,212		8,328
Auto [Member] | Texas [Member]
Loan delinquency
Total retained loans	4,385		4,505
Consumer business banking [Member] | Texas [Member]
Loan delinquency
Total retained loans	2,582		2,550
Student And Other Loans [Member] | Texas [Member]
Loan delinquency
Total retained loans	1,245		1,273
Total other consumer [Member] | Florida [Member]
Loan delinquency
Total retained loans	2,797		2,865
Auto [Member] | Florida [Member]
Loan delinquency
Total retained loans	1,865		1,923
Consumer business banking [Member] | Florida [Member]
Loan delinquency
Total retained loans	222		220
Student And Other Loans [Member] | Florida [Member]
Loan delinquency
Total retained loans	710		722
Total other consumer [Member] | Illinois [Member]
Loan delinquency
Total retained loans	4,797		4,868
Auto [Member] | Illinois [Member]
Loan delinquency
Total retained loans	2,540		2,608
Consumer business banking [Member] | Illinois [Member]
Loan delinquency
Total retained loans	1,323		1,320
Student And Other Loans [Member] | Illinois [Member]
Loan delinquency
Total retained loans	934		940
Total other consumer [Member] | Ohio [Member]
Loan delinquency
Total retained loans	5,452		5,618
Auto [Member] | Ohio [Member]
Loan delinquency
Total retained loans	2,855		2,961
Consumer business banking [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,603		1,647
Student And Other Loans [Member] | Ohio [Member]
Loan delinquency
Total retained loans	994		1,010
Total other consumer [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	2,560		2,766
Auto [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	1,832		1,842
Consumer business banking [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	229		422
Student And Other Loans [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	499		502
Total other consumer [Member] | Michigan [Member]
Loan delinquency
Total retained loans	4,485		4,564
Auto [Member] | Michigan [Member]
Loan delinquency
Total retained loans	2,377		2,434
Consumer business banking [Member] | Michigan [Member]
Loan delinquency
Total retained loans	1,394		1,401
Student And Other Loans [Member] | Michigan [Member]
Loan delinquency
Total retained loans	714		729
Total other consumer [Member] | Arizona [Member]
Loan delinquency
Total retained loans	3,025		3,104
Auto [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,438		1,499
Consumer business banking [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,210		1,218
Student And Other Loans [Member] | Arizona [Member]
Loan delinquency
Total retained loans	377		387
Total other consumer [Member] | Washington [Member]
Loan delinquency
Total retained loans	1,142		1,110
Auto [Member] | Washington [Member]
Loan delinquency
Total retained loans	734		716
Consumer business banking [Member] | Washington [Member]
Loan delinquency
Total retained loans	133		115
Student And Other Loans [Member] | Washington [Member]
Loan delinquency
Total retained loans	275		279
Total other consumer [Member] | All other [Member]
Loan delinquency
Total retained loans	32,534		32,722
Auto [Member] | All other [Member]
Loan delinquency
Total retained loans	21,390		21,697
Consumer business banking [Member] | All other [Member]
Loan delinquency
Total retained loans	4,413		4,191
Student And Other Loans [Member] | All other [Member]
Loan delinquency
Total retained loans	6,731		6,834
Total other consumer [Member]
Loan delinquency
Total retained loans	79,457		80,490
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	1.61%		1.75%
Wholesale Impaired Loans
With an allowance	867		876
Without an allowance	0		0
Total impaired loans	867		876
Allowance for loan losses related to impaired loans	252		264
Unpaid principal balance of impaired loans	1,025		1,031
Nonaccrual loans	678		697
Average balance of impaired loans during the period:
Average impaired loans	871	637
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	498		486
TDRs on nonaccrual status	309		307
Total other consumer [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	77,136		78,016
Total other consumer [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	615		625
Total other consumer [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	1,037		1,040
Total other consumer [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	582		586
Total other consumer [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	714		767
Total other consumer [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	16,993		16,634
Total other consumer [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	1,604		1,725
Total other consumer [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	717		749
Auto [Member]
Loan delinquency
Total retained loans	47,411		48,367
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	0.97%		1.22%
Wholesale Impaired Loans
With an allowance	98		102
Without an allowance	0		0
Total impaired loans	98		102
Allowance for loan losses related to impaired loans	16		16
Unpaid principal balance of impaired loans	131		132
Nonaccrual loans	47		50
Average balance of impaired loans during the period:
Average impaired loans	99	127
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	90		91
TDRs on nonaccrual status	39		39
Auto [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	46,949		47,778
Auto [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	120		141
Auto [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	8		12
Auto [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	257		265
Auto [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	5,840		5,803
Auto [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	454		579
Auto [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	8		10
Consumer business banking [Member]
Loan delinquency
Total retained loans	16,957		16,812
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	3.03%		3.40%
Wholesale Impaired Loans
With an allowance	769		774
Without an allowance	0		0
Total impaired loans	769		774
Allowance for loan losses related to impaired loans	236		248
Unpaid principal balance of impaired loans	894		899
Nonaccrual loans	631		647
Average balance of impaired loans during the period:
Average impaired loans	772	510
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	408		395
TDRs on nonaccrual status	270		268
Consumer business banking [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	16,443		16,240
Consumer business banking [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	810		832
Consumer business banking [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	574		574
Consumer business banking [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	457		502
Consumer business banking [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	11,153		10,831
Consumer business banking [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	322		351
Consumer business banking [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	192		221
Student And Other Loans [Member]
Loan delinquency
Total retained loans	15,089		15,311
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	1.99%		1.61%
Student And Other Loans [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	13,744		13,998
Student And Other Loans [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	615		625
Student And Other Loans [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	107		67
Student And Other Loans [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	828		795
Student And Other Loans [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	517		518
90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	$ 0		$ 0

Loans (Details 11) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	$ 70,765		$ 72,763
Allowance for purchased credit impaired loans	4,941		4,941
Outstanding balance	82,956		86,073
Total retained loans	675,437	706,841	685,498
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	27.36%		28.20%
Accretable yield activity [Abstract]
Balance, January 1	19,097	25,544
Accretion into interest income	(704)	(886)
Changes in interest rates on variable-rate loans	(32)	(394)
Other changes in expected cash flow	455	(3,693)
Balance, March 31	18,816	20,571
Accretable yield percentage	4.29%	4.57%
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,466		6,324
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,804		6,097
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,685		4,019
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,379		2,539
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,424		2,400
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,517		3,815
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,757		1,970
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,323		1,443
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	465		432
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	411		424
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	336		374
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	177		186
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,737		2,681
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,098		4,292
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,763		4,152
Refreshed FICO Scores Equal to or greater than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,087		2,281
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	12,092		11,837
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	13,830		14,628
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	9,541		10,515
Refreshed FICO Scores Equal to or greater than 660 [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,966		6,449
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,065		4,052
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,584		2,701
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,378		1,483
Refreshed FICO Scores Less than 660 [Member] | PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,036		1,097
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,897		2,744
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,904		3,011
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,749		1,857
Refreshed FICO Scores Less than 660 [Member] | PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,584		1,688
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,174		2,129
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,637		1,663
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,380		1,477
Refreshed FICO Scores Less than 660 [Member] | PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,265		1,357
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,315		6,330
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,814		5,005
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,396		3,551
Refreshed FICO Scores Less than 660 [Member] | PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,349		2,499
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Greater Than 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	15,451		15,255
Refreshed FICO Scores Less than 660 [Member] | Current Estimated Ltv Between 101% And 125% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	11,939		12,380
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Between 80% To 100% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	7,903		8,368
Refreshed FICO Scores Less than 660 [Member] | Current Estimated LTV Less Than 80% [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	6,234		6,641
Purchased Credit Impaired [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	60,257		61,802
PCI Home Equity [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	24,956		25,783
PCI Prime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	12,632		13,035
PCI Subprime Mortgage [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,352		4,312
PCI Option ARMs [Member] | Current and less than 30 days past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	18,317		18,672
PCI Home Equity [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,193		1,348
PCI Prime Mortgage [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,285		1,468
PCI Subprime Mortgage [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	833		1,020
PCI Option ARMs [Member] | 30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,932		2,215
30-149 Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,243		6,051
PCI Home Equity [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,248		1,181
PCI Prime Mortgage [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,238		4,425
PCI Subprime Mortgage [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,660		2,710
PCI Option ARMs [Member] | 150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	9,310		9,904
150 or More Days Past Due [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	17,456		18,220
90 days or more past due and still accruing [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Total retained loans	0		0
PCI Home Equity [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	16,466		17,012
PCI Prime Mortgage [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	10,405		10,891
PCI Subprime Mortgage [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,889		1,971
PCI Option ARMs [Member] | California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	15,430		16,130
California [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	44,190		46,004
PCI Home Equity [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,276		1,316
PCI Prime Mortgage [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,086		1,111
PCI Subprime Mortgage [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	731		736
PCI Option ARMs [Member] | New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,660		1,703
New York [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	4,753		4,866
PCI Home Equity [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	508		525
PCI Prime Mortgage [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	184		194
PCI Subprime Mortgage [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	428		435
PCI Option ARMs [Member] | Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	151		155
Texas [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,271		1,309
PCI Home Equity [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,521		2,595
PCI Prime Mortgage [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,467		1,519
PCI Subprime Mortgage [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	896		906
PCI Option ARMs [Member] | Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,762		3,916
Florida [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	8,646		8,936
PCI Home Equity [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	607		627
PCI Prime Mortgage [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	550		562
PCI Subprime Mortgage [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	432		438
PCI Option ARMs [Member] | Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	753		760
Illinois [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,342		2,387
PCI Home Equity [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	36		38
PCI Prime Mortgage [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	88		91
PCI Subprime Mortgage [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	120		122
PCI Option ARMs [Member] | Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	123		131
Ohio [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	367		382
PCI Home Equity [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	520		540
PCI Prime Mortgage [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	478		486
PCI Subprime Mortgage [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	313		316
PCI Option ARMs [Member] | New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,039		1,064
New Jersey [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,350		2,406
PCI Home Equity [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	91		95
PCI Prime Mortgage [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	262		279
PCI Subprime Mortgage [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	204		214
PCI Option ARMs [Member] | Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	309		345
Michigan [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	866		933
PCI Home Equity [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	521		539
PCI Prime Mortgage [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	330		359
PCI Subprime Mortgage [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	154		165
PCI Option ARMs [Member] | Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	482		528
Arizona [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,487		1,591
PCI Home Equity [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	1,486		1,535
PCI Prime Mortgage [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	432		451
PCI Subprime Mortgage [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	176		178
PCI Option ARMs [Member] | Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	727		745
Washington [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,821		2,909
PCI Home Equity [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	3,365		3,490
PCI Prime Mortgage [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,873		2,985
PCI Subprime Mortgage [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	2,502		2,561
PCI Option ARMs [Member] | All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	5,123		5,314
All other [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Outstanding balance	13,863		14,350
PCI Home Equity [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	23,973		24,459
Allowance for purchased credit impaired loans	1,583		1,583
Outstanding balance	27,397		28,312
Total retained loans	23,973		24,459
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	8.91%		8.93%
PCI Prime Mortgage [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	16,725		17,322
Allowance for purchased credit impaired loans	1,766		1,766
Outstanding balance	18,155		18,928
Total retained loans	16,725		17,322
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	30.42%		31.13%
PCI Subprime Mortgage [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	5,276		5,398
Allowance for purchased credit impaired loans	98		98
Outstanding balance	7,845		8,042
Total retained loans	5,276		5,398
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	44.53%		46.38%
PCI Option ARMs [Member]
Credit quality by class of residential real estate (excluding PCI) loans in the Consumer portfolio segment
Purchased credit Impaired carrying value	24,791		25,584
Allowance for purchased credit impaired loans	1,494		1,494
Outstanding balance	29,559		30,791
Total retained loans	$ 24,791		$ 25,584
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	38.03%		39.36%

Loans (Details Textuals) (USD $)	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Loans [Line Items]
Total retained loans	$ 675,437,000,000	$ 685,498,000,000	$ 706,841,000,000
Loans (Numeric) [Abstract]
Nonaccrual mortgage loans that are insured by U.S. government agencies excluded from nonaccrual loans	9,800,000,000	10,500,000,000
Prime mortgage loans repurchased from Government National Mortgage Association pools, which are insured by U.S. government agencies	13,000,000,000	12,900,000,000
Mortgage loans that are insured by U.S. government agencies excluded from the percentage of 30+ days past due to retained loans	10,400,000,000	11,400,000,000
Deferred loan costs	2,400,000,000	1,900,000,000
Wholesale loans restructured in troubled debt restructuring	1,500,000,000	1,800,000,000
Non performing wholesale loans restructured	640,000,000		663,000,000
Modified loans repurchased from U.S.government agencies excluded from troubled debt restructurings	3,600,000	3,000,000
Allowance for purchased credit impaired loans	4,941,000,000	4,941,000,000
Student and other loans that are 30 or more days past due and still accruing which are insured by U.S. government agencies under the Federal Family Education Loan Program	1,000,000,000	1,100,000,000
Total other consumer [Member]
Loans [Line Items]
Total retained loans	79,457,000,000	80,490,000,000
Auto [Member]
Loans [Line Items]
Total retained loans	47,411,000,000	48,367,000,000
Noncompliance With Modified Terms [Member] | Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Modified credit card loans that have reverted to original payment terms	934,000,000	1,200,000,000
Completion of Short Term Modification [Member] | Consumer Credit Card Financing Receivable [Member]
Loans [Line Items]
Modified credit card loans that have reverted to original payment terms	$ 527,000,000	$ 590,000,000

Allowance for Credit Losses (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	$ 32,266	$ 31,602
Gross charge-offs	4,344	8,451
Gross (recoveries)	(624)	(541)
Net charge-offs	3,720	7,910
Provision for loan losses	1,196	6,991
Other	8	9
Ending balance at March 31	29,750	38,186
Allowance for loan losses by impairment methodology:
Asset-specific	5,916	7,870
Formula-based	18,893	27,505
Purchased Credit Impaired	4,941	2,811
Total allowance for loan losses	29,750	38,186
Loans by impairment methodology:
Asset-specific	20,988	21,712
Formula-based	583,628	605,699
Purchased credit-impaired	70,821	79,430
Total retained loans	675,437	706,841	685,498
Wholesale [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	4,761	7,145
Gross charge-offs	253	1,014
Gross (recoveries)	(88)	(55)
Net charge-offs	165	959
Provision for loan losses	(359)	(257)
Other	(3)	1
Ending balance at March 31	4,234	5,942
Allowance for loan losses by impairment methodology:
Asset-specific	1,030	1,557
Formula-based	3,204	4,385
Purchased Credit Impaired	0	0
Total allowance for loan losses	4,234	5,942
Loans by impairment methodology:
Asset-specific	4,498	6,286
Formula-based	225,094	203,818
Purchased credit-impaired	56	107
Total retained loans	229,648	210,211
Wholesale [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	0	14
Consumer Excluding Credit Card [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	16,471	14,785
Gross charge-offs	1,460	2,555
Gross (recoveries)	(131)	(116)
Net charge-offs	1,329	2,439
Provision for loan losses	1,329	3,736
Other	4	3
Ending balance at March 31	16,475	16,212
Allowance for loan losses by impairment methodology:
Asset-specific	1,067	911
Formula-based	10,467	12,490
Purchased Credit Impaired	4,941	2,811
Total allowance for loan losses	16,475	16,212
Loans by impairment methodology:
Asset-specific	7,254	4,406
Formula-based	242,979	263,641
Purchased credit-impaired	70,765	79,323
Total retained loans	320,998	347,370
Consumer Excluding Credit Card [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	0	127
Credit Card [Member]
Allowance for loan losses [Abstract]
Allowance for loan losses at January 1	11,034	9,672
Gross charge-offs	2,631	4,882
Gross (recoveries)	(405)	(370)
Net charge-offs	2,226	4,512
Provision for loan losses	226	3,512
Other	7	7
Ending balance at March 31	9,041	16,032
Allowance for loan losses by impairment methodology:
Asset-specific	3,819	5,402
Formula-based	5,222	10,630
Purchased Credit Impaired	0	0
Total allowance for loan losses	9,041	16,032
Loans by impairment methodology:
Asset-specific	9,236	11,020
Formula-based	115,555	138,240
Total retained loans	124,791	149,260
Credit Card [Member] | Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	0	7,353
Allowance for Loans and Leases Receivable [Member]
Allowance for loan losses [Abstract]
Cumulative effect of changes in accounting principles	$ 0	$ 7,494

Allowance For Credit Losses (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	$ 717	$ 939
Provision for lending-related commitments	(27)	19
Other	(2)	0
Allowance for lending-related commitments at March 31	688	940
Allowance for lending related commitments by impairment methodology
Asset-specific	184	296
Formula-based	504	644
Total allowance for lending-related commitments	688	940
Lending-related commitments by impairment methodology:
Total lending related commitments	985,934	955,371	958,709
Impaired collateral-dependent loans:
Net charge-offs	4,344	8,451
Impaired collateral dependent loans at fair value, less cost to sell	1,579	1,614
Impaired collateral-dependent loans [Member]
Impaired collateral-dependent loans:
Net charge-offs	45	239
Impaired collateral-dependent loans [Member] | Wholesale [Member]
Impaired collateral-dependent loans:
Net charge-offs	20	113
Impaired collateral-dependent loans [Member] | Consumer Excluding Credit Card [Member]
Impaired collateral-dependent loans:
Net charge-offs	25	126
Impaired collateral-dependent loans [Member] | Credit Card [Member]
Impaired collateral-dependent loans:
Net charge-offs	0	0
Asset Specific [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	895	1,552
Asset Specific [Member] | Wholesale [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	895	1,552
Asset Specific [Member] | Consumer Excluding Credit Card [Member]
Allowance for lending related commitments by impairment methodology
Asset-specific		0
Lending-related commitments by impairment methodology:
Total lending related commitments	0
Asset Specific [Member] | Credit Card [Member]
Allowance for lending related commitments by impairment methodology
Asset-specific		0
Lending-related commitments by impairment methodology:
Total lending related commitments	0
Formula Based [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	985,039	953,819
Formula Based [Member] | Wholesale [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	354,666	325,369
Formula Based [Member] | Consumer Excluding Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	64,560	72,243
Formula Based [Member] | Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	565,813	556,207
Allowance for Lending Related Commitments [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Wholesale [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	(18)
Allowance for Lending Related Commitments [Member] | Consumer Excluding Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Allowance for Lending Related Commitments [Member] | Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	0	0
Wholesale [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	711	927
Provision for lending-related commitments	(27)	21
Other	(2)	0
Allowance for lending-related commitments at March 31	682	930
Allowance for lending related commitments by impairment methodology
Asset-specific	184	296
Formula-based	498	634
Total allowance for lending-related commitments	682	930
Lending-related commitments by impairment methodology:
Total lending related commitments	355,561	326,921
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	715	1,069
Consumer Excluding Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	6	12
Provision for lending-related commitments	0	(2)
Other	0	0
Allowance for lending-related commitments at March 31	6	10
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	6	10
Total allowance for lending-related commitments	6	10
Lending-related commitments by impairment methodology:
Total lending related commitments	64,560	72,243
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	864	545
Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	0	0
Provision for lending-related commitments	0	0
Other	0	0
Allowance for lending-related commitments at March 31	0	0
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0
Formula-based	0	0
Total allowance for lending-related commitments	0	0
Lending-related commitments by impairment methodology:
Total lending related commitments	565,813	556,207
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	$ 0	$ 0

Allowance For Credit Losses (Details Textuals) (USD $) In Millions	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2009 Firm-sponsored credit card trusts [Member]	Dec. 31, 2009 Firm-administered multi-seller conduits [Member]	Dec. 31, 2009 Mortgage securitization entities [Member]
Allowance for Credit Losses Loans (Numeric) [Abstract]
Cumulative effect of change in accounting principles on the Allowance for loan losses			$ 7,400	$ 14	$ 127
Asset-specific consumer excluding credit card allowance for loan losses included in troubled-debt restructurings	$ 970	$ 754

Variable Interest Entities (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	$ 374,800,000,000	$ 391,100,000,000
Assets held in consolidated securitization VIEs	7,700,000,000	8,600,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	304,600,000,000	326,500,000,000
JPMorgan Chase interests in securitized assets	3,000,000,000	3,600,000,000
Option Arms [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	35,000,000,000	36,100,000,000
Assets held in consolidated securitization VIEs	300,000,000	300,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	34,700,000,000	35,800,000,000
JPMorgan Chase interests in securitized assets	0	0
Option Arms [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Option Arms [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Option Arms [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	42,900,000,000	44,000,000,000
Assets held in consolidated securitization VIEs	1,600,000,000	1,600,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	39,600,000,000	40,700,000,000
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	145,800,000,000	153,100,000,000
Assets held in consolidated securitization VIEs	1,400,000,000	2,200,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	138,100,000,000	143,800,000,000
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Prime [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Prime [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Prime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Commercial and other [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	146,700,000,000	153,400,000,000
Assets held in consolidated securitization VIEs	0	0
Assets held in nonconsolidated securitization VIEs with continuing involvement	92,200,000,000	106,200,000,000
JPMorgan Chase interests in securitized assets	2,300,000,000	2,900,000,000
Commercial and other [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Commercial and other [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	1,600,000,000	2,000,000,000
Commercial and other [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	900,000,000
Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	4,400,000,000	4,500,000,000
Assets held in consolidated securitization VIEs	4,400,000,000	4,500,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement		0
JPMorgan Chase interests in securitized assets	0	0
Student [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Student [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Student [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,300,000,000	2,700,000,000
Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	$ 700,000,000	$ 900,000,000

Variable Interest Entities (Details 1) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Fair value of assets held by VIEs	$ 2,900,000,000	$ 4,100,000,000
Maximum exposure	28,600,000,000	27,800,000,000
Other Unfunded Commitments to Extend Credit [Member] | Non consolidated municipal bond vehicles [Member]
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Liquidity facilities	8,200,000,000	8,800,000,000
Non consolidated municipal bond vehicles [Member]
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Fair value of assets held by VIEs	12,700,000,000	13,700,000,000
Excess/ -deficit	4,500,000,000	4,900,000,000
Maximum exposure	$ 8,200,000,000	$ 8,800,000,000

Variable Interest Entities (Details 2) (USD $) In Billions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	$ 2.9	$ 4.1
Noninvestment-grade [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	0	0
Investment Grade AAA to AAA- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	2	1.9
Investment Grade AA+ to AA- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	10.1	11.2
Investment Grade A+ to A- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	0.6	0.6
Investment Grade BBB to BBB- [Member] | Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	0	0
Non consolidated municipal bond vehicles [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	$ 12.7	$ 13.7
Weighted-average expected life of assets (years)	17.6	15.5

Variable Interest Entities (Details 3) (USD $) In Billions	Mar. 31, 2011	Dec. 31, 2010
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	$ 2.9	$ 4.1
Par value of collateral held by VIEs	28.6	27.8
Trading assets [Member] | Credit linked notes [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Credit linked notes [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.6	3.8
Par value of collateral held by VIEs	20.9	20.2
Credit linked notes [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.6	3.8
Trading assets [Member] | Managed structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Managed structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.1	2.8
Par value of collateral held by VIEs	10.1	10.7
Managed structure [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.1	2.8
Trading assets [Member] | Static structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Static structure [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.5	1
Par value of collateral held by VIEs	10.8	9.5
Static structure [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.5	1
Trading assets [Member] | Non Consolidated Asset Swap VIE [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0	0
Non Consolidated Asset Swap VIE [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.3	0.3
Par value of collateral held by VIEs	7.7	7.6
Non Consolidated Asset Swap VIE [Member] | Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	0.3	0.3
Net derivative receivables [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	2.9	4.1
Trading assets [Member]
Exposure to nonconsolidated credit-linked note and asset swap VIEs [Abstract]
Fair value of assets held by VIEs	$ 0	$ 0

Variable Interest Entities (Details 4) (USD $)	Mar. 31, 2011		Dec. 31, 2010
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	$ 501,148,000,000		$ 489,892,000,000
Customer receivables representing primarily margin loans to prime and retail brokerage	685,996,000,000		692,927,000,000
Total assets	2,198,161,000,000	[1]	2,117,605,000,000	[1]
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917,000,000		77,649,000,000
Total liabilities	2,017,563,000,000	[1]	1,941,499,000,000	[1]
Variable Interest Enterprise [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	84,200,000,000		95,600,000,000
Other	3,400,000,000		3,500,000,000
Total assets	97,900,000,000		108,900,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,900,000,000		77,600,000,000
Other	1,800,000,000		2,000,000,000
Total liabilities	72,700,000,000		79,600,000,000
Variable Interest Enterprise [Member] | Firm-sponsored credit card trusts [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	57,000,000,000		67,200,000,000
Other	1,400,000,000		1,300,000,000
Total assets	58,400,000,000		68,500,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	37,700,000,000		44,300,000,000
Other	0		0
Total liabilities	37,700,000,000		44,300,000,000
Variable Interest Enterprise [Member] | Firm-sponsored credit card trusts [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	0		0
Variable Interest Enterprise [Member] | Firm-administered multi-seller conduits [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	20,200,000,000		21,100,000,000
Other	400,000,000		600,000,000
Total assets	20,600,000,000		21,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	20,500,000,000		21,600,000,000
Other	0		100,000,000
Total liabilities	20,500,000,000		21,700,000,000
Variable Interest Enterprise [Member] | Firm-administered multi-seller conduits [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	0		0
Variable Interest Enterprise [Member] | Mortgage securitization entities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	2,700,000,000		2,900,000,000
Other	0		0
Total assets	3,700,000,000		4,700,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	2,000,000,000		2,400,000,000
Other	1,500,000,000		1,600,000,000
Total liabilities	3,500,000,000		4,000,000,000
Variable Interest Enterprise [Member] | Mortgage securitization entities [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	1,000,000,000		1,800,000,000
Variable Interest Enterprise [Member] | Vie Program Type Other [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	4,300,000,000		4,400,000,000
Other	1,600,000,000		1,600,000,000
Total assets	15,200,000,000		14,000,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	10,700,000,000		9,300,000,000
Other	300,000,000		300,000,000
Total liabilities	11,000,000,000		9,600,000,000
Variable Interest Enterprise [Member] | Vie Program Type Other [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	9,300,000,000		8,000,000,000
Variable Interest Enterprise [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $100,385 and $73,056)	$ 10,300,000,000		$ 9,800,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at March 31, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.

Variable Interest Entities (Details 5) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Option Arms [Member]
Securitization activity [Abstract]
Principal securitized	$ 0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected	103	117
Purchases of previously transferred financial assets (or the underlying collateral)	6	0
Cash flows received on the interests that continue to be held by the Firm	1	7
Subprime [Member]
Securitization activity [Abstract]
Principal securitized	0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected	59	46
Purchases of previously transferred financial assets (or the underlying collateral)	6	0
Cash flows received on the interests that continue to be held by the Firm	5	4
Prime [Member]
Securitization activity [Abstract]
Principal securitized	0
All cash flows during the period:
Proceeds from new securitizations	0
Servicing fees collected	64	75
Purchases of previously transferred financial assets (or the underlying collateral)	379	48
Cash flows received on the interests that continue to be held by the Firm	61	159
Commercial and other [Member]
Securitization activity [Abstract]
Principal securitized	1,493
All cash flows during the period:
Proceeds from new securitizations	1,558
Servicing fees collected	1	1
Purchases of previously transferred financial assets (or the underlying collateral)		0
Cash flows received on the interests that continue to be held by the Firm	$ 47	$ 40

Variable Interest Entities (Details 6) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Summary of loan sale activities [Abstract]
Carrying value of loans sold	$ 39,247	$ 35,374
Proceeds received from loan sales as cash	340	336
Proceeds received from loan sales as securities	38,172	34,370
Total proceeds received from loan sales	38,512	34,706
Gains on loan sales	$ 22	$ 21

Variable Interest Entities (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Option Arms [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	$ 29	$ 29
Subprime [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	23	14
Prime [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	702	708
Weighted-average life (in years)	6.6	5.5
Weighted-average constant prepayment rate	6.70%	7.90%
Impact of 10% adverse change	(2)	(15)
Impact of 20% adverse change	(12)	(27)
Weighted-average loss assumption	8.30%	5.20%
Impact of 10% adverse change	(1)	(12)
Impact of 20% adverse change	(11)	(21)
Weighted-average discount rate	11.60%	11.60%
Impact of 10% adverse change	(27)	(26)
Impact of 20% adverse change	(51)	(47)
Commercial and other [Member]
Key economic assumptions used to determine the fair value of certain of the Firm's retained interests, other than MSRs [Abstract]
JPMorgan Chase interests in securitized assets	2,271	2,906
Weighted-average life (in years)	2.7	3.3
Impact of 10% adverse change	0	0
Impact of 20% adverse change	0	0
Weighted-average loss assumption	1.60%	2.10%
Impact of 10% adverse change	(62)	(76)
Impact of 20% adverse change	(142)	(151)
Weighted-average discount rate	20.50%	16.40%
Impact of 10% adverse change	(54)	(69)
Impact of 20% adverse change	$ (103)	$ (134)

Variable Interest Entities (Details 8) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	$ 304,600	$ 326,500
Option Arms [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	34,648	35,786
90 days past due	10,733	10,788
Liquidation Losses	443	589
Subprime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	39,628	40,721
90 days past due	15,518	15,456
Liquidation Losses	1,000	1,165
Prime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	138,064	143,764
90 days past due	32,924	33,093
Liquidation Losses	1,490	1,689
Commercial and other [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	92,212	106,245
90 days past due	4,930	5,791
Liquidation Losses	204	27
Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	304,552	326,516
90 days past due	64,105	65,128
Liquidation Losses	3,137	3,470
Option Arms [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	34,700	35,800
Subprime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	39,600	40,700
Student [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized		0
Prime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	138,100	143,800
Commercial and other [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	$ 92,200	$ 106,200

Variable Interest Entities (Details Textuals) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Dec. 31, 2010
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	$ 70,917,000,000			$ 77,649,000,000
Total assets	2,198,161,000,000	[1]		2,117,605,000,000 [1]
Fair value of assets held by VIEs	2,900,000,000			4,100,000,000
Securities transferred to agency re-securitization VIEs	8,800,000,000		6,500,000,000
Securities transferred to private-label re-securitization VIEs	192,000,000		383,000,000
Limited program-wide credit enhancement	2,000,000,000			2,000,000,000
Maximum exposure	28,600,000,000			27,800,000,000
Amortized cost of note accounted as available for sale Investments in credit card receivables	331,119,000,000			312,241,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	685,996,000,000			692,927,000,000
Proceeds from new commercial and other securitizations received as securities	1,600,000,000		0
Investment acquired in secondary market classified as investment-grade	276,000,000			108,000,000
Immediate change in assumptions used to determine fair value, Percentage	10.00%
Adverse change in assumptions used to determine fair value, Percentage	20.00%
Changes in fair value based on a 10% or 20% variation in assumptions	Changes in fair value based on a 10% or 20% variation in assumptions
Total assets held in securitization-related SPEs	374,800,000,000			391,100,000,000
Credit exposure / loans securitized	304,600,000,000			326,500,000,000
Securitized loans in which the firm has no continuing involvement	62,500,000,000			56,000,000,000
Loans securitization including automobile and students loan	7,700,000,000			8,600,000,000
Changes in fair value based on variation in assumptions limit first	10.00%
Changes in fair value based on variation in assumptions limit second	20.00%
Investment grade retained interests	207,000,000			157,000,000
Non Investment grade retained interests	495,000,000			552,000,000
Investment grade	2,000,000,000			2,600,000,000
Non Investment grade	259,000,000			250,000,000
Repurchases of loans sold	2,300,000,000			1,900,000,000
Loans repurchased or loans with the option to repurchase	13,100,000,000			13,000,000,000
Unfunded Portion of Commitments to Multi-Seller Conduits	985,934,000,000		955,371,000,000	958,709,000,000
Residential mortgage [Member] | Mortgage Securitization Entities [Member] | Private label Resecuritizations [Member] | Re securitizations [Member]
Variable Interest Entity Consolidated Assets	387,000,000			477,000,000
Variable Interest Entity Liabilities Consolidated VIE	167,000,000			230,000,000
Commercial and other [Member]
Credit exposure / loans securitized	92,200,000,000			106,200,000,000
Loans securitization including automobile and students loan	0			0
JPMorgan Chase interests in securitized assets	2,271,000,000			2,906,000,000
Commercial and other [Member] | Securitized loans [Member]
Credit exposure / loans securitized	92,212,000,000			106,245,000,000
Commercial and other [Member] | Firm-administered multi-seller conduits [Member]
Unfunded Portion of Commitments to Multi-Seller Conduits	10,300,000,000			10,000,000,000
Prime [Member]
Credit exposure / loans securitized	138,100,000,000			143,800,000,000
Loans securitization including automobile and students loan	1,400,000,000			2,200,000,000
JPMorgan Chase interests in securitized assets	702,000,000			708,000,000
Prime [Member] | Securitized loans [Member]
Credit exposure / loans securitized	138,064,000,000			143,764,000,000
Subprime [Member]
Credit exposure / loans securitized	39,600,000,000			40,700,000,000
Loans securitization including automobile and students loan	1,600,000,000			1,600,000,000
JPMorgan Chase interests in securitized assets	23,000,000			14,000,000
Subprime [Member] | Securitized loans [Member]
Credit exposure / loans securitized	39,628,000,000			40,721,000,000
Option Arms [Member]
Credit exposure / loans securitized	34,700,000,000			35,800,000,000
Loans securitization including automobile and students loan	300,000,000			300,000,000
JPMorgan Chase interests in securitized assets	29,000,000			29,000,000
Option Arms [Member] | Securitized loans [Member]
Credit exposure / loans securitized	34,648,000,000			35,786,000,000
Variable Interest Enterprise [Member] | Firm-sponsored credit card trusts [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	37,700,000,000			44,300,000,000
Total assets	58,400,000,000			68,500,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	57,000,000,000			67,200,000,000
Variable Interest Enterprise [Member] | Firm-administered multi-seller conduits [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	20,500,000,000			21,600,000,000
Total assets	20,600,000,000			21,700,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	20,200,000,000			21,100,000,000
Firm-administered multi-seller conduits [Member]
Variable Interest Entity Consolidated Assets	20,600,000,000			21,700,000,000
Variable Interest Entity Liabilities Consolidated VIE	20,500,000,000			21,600,000,000
Mortgage Securitization Entities [Member] | Senior Notes [Member] | Private label Resecuritizations [Member] | Re securitizations [Member]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	49,000,000			46,000,000
Mortgage Securitization Entities [Member] | Senior Notes [Member] | Re securitizations [Member]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	2,800,000,000			3,500,000,000
Non consolidated municipal bond vehicles [Member]
Fair value of assets held by VIEs	12,700,000,000			13,700,000,000
Maximum exposure	8,200,000,000			8,800,000,000
Non consolidated municipal bond vehicles [Member] | Standby Letters of Credit, and Other Financial Guarantees [Member]
Unused lines of Credit, Wholesale	10,000,000			10,000,000
Consolidated municipal bond vehicles [Member]
Variable Interest Entity Consolidated Assets	5,900,000,000			4,600,000,000
Asset Swap VIEs [Member]
Variable Interest Entity Consolidated Assets	0			0
Trading assets [Member] | Credit linked notes [Member]
Fair value of assets held by VIEs	0			0
Credit linked notes [Member]
Variable Interest Entity Consolidated Assets	137,000,000			142,000,000
Fair value of assets held by VIEs	2,600,000,000			3,800,000,000
Maximum exposure	20,900,000,000			20,200,000,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Third-Party Credit Card Securitization Trusts [Member]
Interest in third-party credit card securitization trust accounted for as a loan, fair value	1,000,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value				1,000,000,000
Available-for-sale Securities [Member] | Third-Party Credit Card Securitization Trusts [Member]
Fair value of assets held by VIEs	3,200,000,000			3,100,000,000
Securitized loans [Member]
Credit exposure / loans securitized	304,552,000,000			326,516,000,000
Investment Banking [Member]
Senior securities purchased in connection with Ib secondary market making activities	130,000,000			182,000,000
Subordinated securities purchased in connection with Ib secondary market making Activities	67,000,000			18,000,000
Fair Value [Member]
Percentage of the Firm's retained securitization interests risk-rated "A" or better, at fair value	66.00%			66.00%
Trading assets [Member]
Fair value of assets held by VIEs	0			0
Estimate of Fair Value, Fair Value Disclosure [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	71,200,000,000			77,900,000,000
Variable Interest Enterprise [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70,900,000,000			77,600,000,000
Total assets	97,900,000,000			108,900,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	84,200,000,000			95,600,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member]
Unfunded Portion of Commitments to Multi-Seller Conduits	95,361,000,000			94,837,000,000
Long Term Beneficial Interests [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	45,600,000,000			52,600,000,000
Long Term Beneficial Interests Maturities Over Five Years [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	9,000,000,000			9,700,000,000
Long Term Beneficial Interests Maturities Between One And Five Years [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	29,100,000,000			29,000,000,000
Long Term Beneficial Interests Maturities Under One Year [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	$ 7,500,000,000			$ 13,900,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at March 31, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.

Goodwill and Other Intangible Assets (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Intangible Assets By Major Class [Line Items]
Goodwill	$ 48,856	$ 48,854	$ 48,359	$ 48,357
Mortgage servicing rights	13,093	13,649
Other intangible assets:
Other intangible assets	3,857	4,039
Core Deposit Intangibles [Member]
Other intangible assets:
Other intangible assets	806	879
Other intangibles [Member]
Other intangible assets:
Other intangible assets	1,649	1,670
Purchased Credit Card Relationships [Member]
Other intangible assets:
Other intangible assets	820	897
Other credit card- related intangibles [Member]
Other intangible assets:
Other intangible assets	$ 582	$ 593

Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Total goodwill	$ 48,856	$ 48,854	$ 48,359	$ 48,357
Retail Financial Services [Member]
Goodwill [Line Items]
Total goodwill	16,490	16,496
Investment Bank [Member]
Goodwill [Line Items]
Total goodwill	5,249	5,278
Card Services & Auto [Member]
Goodwill [Line Items]
Total goodwill	14,564	14,522
Commercial Banking [Member]
Goodwill [Line Items]
Total goodwill	2,864	2,866
Treasury & Securities Services [Member]
Goodwill [Line Items]
Total goodwill	1,669	1,680
Asset Management [Member]
Goodwill [Line Items]
Total goodwill	7,643	7,635
Corporate/Private Equity [Member]
Goodwill [Line Items]
Total goodwill	$ 377	$ 377

Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Changes in the carrying amount of goodwill [Abstract]
Balance at beginning of period	$ 48,854	$ 48,357
Changes during the period:
Business combinations	(5)	9
Dispositions	0	(19)
Other	7	12
Balance at March 31,	$ 48,856	$ 48,359

Goodwill and Other Intangible Assets (Details 3) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Mortgage servicing rights activity [Abstract]
Fair value at the beginning of the period	$ 13,649,000,000	$ 15,531,000,000
MSR activity
Originations of MSRs	757,000,000	689,000,000
Purchase of MSRs	1,000,000	14,000,000
Disposition of MSRs	0	0
Total net additions	758,000,000	703,000,000
Change in valuation due to inputs and assumptions	(751,000,000)	(96,000,000)
Other changes in fair value	(563,000,000)	(607,000,000)
Total change in fair value of MSRs	(1,314,000,000)	(703,000,000)
Fair value at March 31	13,093,000,000	15,531,000,000
Change in unrealized gains/(losses) included in income related to MSRs held at March 31	(751,000,000)	(96,000,000)
Contractual service fees, late fees and other ancillary fees included in income	1,025,000,000	1,132,000,000
Third-party mortgage loans serviced at March 31 (in billions)	963,000,000,000	1,084,000,000,000
Servicer advances, net at March 31 (in billions)	$ 10,800,000,000	$ 9,000,000,000

Goodwill and Other Intangible Assets (Details 4) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Net production revenue:
Production revenue	$ 679	$ 433
Repurchase Losses	(420)	(432)
Net production revenue	259	1
Operating revenue:
Loan servicing revenue	1,052	1,107
Other changes in MSR asset fair value	(563)	(605)
Total operating revenue	489	502
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	(751)	(96)
Derivative valuation adjustments and other	(486)	248
Total risk management	(1,237)	152
Total RFS net mortgage servicing revenue	(748)	654
All other	2	3
Mortgage fees and related income	(487)	658
Retail Financial Services [Member]
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model	$ (751)	$ (96)

Goodwill and Other Intangible Assets (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs) [Abstract]
Weighted-average prepayment speed assumption (CPR)	10.15%	11.29%
Impact on fair value of 10% adverse change	$ (727)	$ (809)
Impact on fair value of 20% adverse change	(1,407)	(1,568)
Goodwill increase (decrease) during period	3.94%	3.94%
Impact on fair value of 100 basis points adverse change	(592)	(578)
Impact on fair value of 200 basis points adverse change	$ (1,136)	$ (1,109)

Goodwill and Other Intangible Assets (Details 6) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	$ 3,857	$ 4,039
Core Deposit Intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	4,132	4,280
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,326	3,401
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	806	879
Other intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	2,466	2,515
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	817	845
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	1,649	1,670
Purchased Credit Card Relationships [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	3,829	5,789
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	3,009	4,892
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	820	897
Other credit card- related intangibles [Member]
Components of credit card relationships, core deposits and other intangible assets [Abstract]
Components of credit card relationships, core deposits and other intangible assets , Gross amount	858	907
Components of credit card relationships, core deposits and other intangible assets , Accumulated amortization	276	314
Components of credit card relationships, core deposits and other intangible assets , Net Carrying Value	$ 582	$ 593

Goodwill and Other Intangible Assets (Details 7) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	$ 217	$ 243
Core Deposit Intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	72	83
Other intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	39	37
Purchased Credit Card Relationships [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	80	97
Other credit card- related intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Total amortization expense	$ 26	$ 26

Goodwill and Other Intangible Assets (Details 8) (USD $) In Millions	3 Months Ended
Mar. 31, 2011
Core Deposit Intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	$ 284
2011	240
2012	195
2013	100
2014	25
Other intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	142
2011	135
2012	128
2013	111
2014	94
Total Other Intangible Assets [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	826
2011	738
2012	642
2013	426
2014	240
Purchased Credit Card Relationships [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	294
2011	254
2012	213
2013	110
2014	24
Other credit card- related intangibles [Member]
Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
2010	106
2011	109
2012	106
2013	105
2014	$ 97

Goodwill and Other Intangible Assets (Details Textuals) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Goodwill and other intangible assets (Numeric) [Abstract]
Fairvalue resulting from changes in cost to service assumptions	$ 1,100,000,000
Commercial Real Estate, Fair Value, Period Increase (Decrease)	(2,000,000)	(2,000,000)
Commercial Real Estate, Fair Value	38,000,000	39,000,000
Decrease in other intangible asset	182,000,000
Indefinitely-lived intangibles related to asset management advisory contracts, not amortized	600,000,000
Amortization expense related to servicing assets on securitized automobile loans	$ 217,000,000

Deposits (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
U.S. offices:
Noninterest-bearing	$ 244,136	$ 228,555
Demand	34,944	33,368
Savings	345,558	334,632
Time (included $3,062 and $2,733 at fair value)	88,152	87,237
Total interest-bearing deposits	468,654	455,237
Total deposits in U.S. offices	712,790	683,792
Non-U.S. offices:
Noninterest-bearing	11,644	10,917
Demand	194,726	174,417
Savings	710	607
Time (included $1,215 and $1,636 at fair value)	75,959	60,636
Total interest-bearing deposits	271,395	235,660
Total deposits in non-U.S. offices	283,039	246,577
Total deposits	995,829	930,369
Fair value [Member]
U.S. offices:
Time (included $3,062 and $2,733 at fair value)	3,062	2,733
Non-U.S. offices:
Time (included $1,215 and $1,636 at fair value)	1,215	1,636
Total deposits	$ 4,277	$ 4,369

Other Borrowed Funds (Details) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Other Borrowed Funds [Abstract]
Advances from Federal Home Loan Banks	$ 1,500,000,000	$ 2,250,000,000
Other	35,204,000,000	32,075,000,000
Total other borrowed funds	36,704,000,000	34,325,000,000
Other Borrowed Funds (Numeric) [Abstract]
Advances from Federal Home Loan Banks reclassified to long-term debt		23,000,000,000
Other borrowed funds, fair value	10,600,000,000	9,900,000,000
Collateral used to secure Other Borrowed Funds	16,300,000,000	15,000,000,000
Secured Debt [Member]
Other Borrowed Funds [Abstract]
Other	$ 16,400,000,000	$ 14,800,000,000

Earnings Per Share (Details) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Basic earnings per share
Net income	$ 5,555	$ 3,326
Less: Preferred stock dividends	157	162
Net income applicable to common equity	5,398	3,164
Less: Dividends and undistributed earnings allocated to participating securities	262	190
Net income applicable to common stockholders	5,136	2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5
Net income per share	$ 1.29	$ 0.75
Diluted earnings per share
Net income applicable to common stockholders	$ 5,136	$ 2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5
Add: Employee stock options, SARs and warrants	32.5	24.2
Total weighted-average diluted shares outstanding	4,014.1	3,994.7
Net income per share	$ 1.28	$ 0.74
Earnings per share (Numeric) [Abstract]
Antidilutive options and warrants excluded from the computation of diluted EPS	85	239

Accumulated Other Comprehensive Income/(Loss) (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	$ 1,001	$ (91)
Cumulative effect of change in accounting principle		(129)
Net change	(289)	981
Ending Balance	712	761
Accumulated other comprehensive income/(loss) (Numeric) [Abstract]
After-tax unrealized losses not related to credit on debt securities	(65)	(193)	(81)	(226)
After-tax gains/(losses) on foreign currency translation	262	(170)
After-tax gains/(losses) on hedges	(238)	201
After-tax gains/(losses) recognized in income on cash flow hedges	71	(2)
After-tax gains/(losses) representing the net change in derivative cash flow hedges fair value	(8)	83
Unrealized gains/(losses) on AFS securities [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	2,498	2,032
Cumulative effect of change in accounting principle		(129)
Net change	(251)	796
Ending Balance	2,247	2,699
Translation adjustments, net of hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	253	(16)
Cumulative effect of change in accounting principle		0
Net change	24	31
Ending Balance	277	15
Cash flow hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	206	181
Cumulative effect of change in accounting principle		0
Net change	(79)	85
Ending Balance	127	266
Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	(1,956)	(2,288)
Cumulative effect of change in accounting principle		0
Net change	17	69
Ending Balance	(1,939)	(2,219)
Accumulated other comprehensive income/(loss) [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		(129)
Net change	(289)	981
Variable Interest Entity, Primary Beneficiary [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of change in accounting principle		$ 129

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	$ 985,934	$ 958,709	$ 955,371
Carrying value	1,053	1,077
Carrying value	688	717	940	939
Other Unfunded Commitment to Extend Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	206,679	199,859
Carrying value	340	364
Other Guarantees and Commitments [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	6,373	6,492
Carrying value	(6)	(6)
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	200,627	181,717
Carrying value	0	0
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	87,360	87,768
Carrying value	372	294
Unsettled Reverse Repurchase and Securities Borrowing Agreements [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	47,021	39,927
Carrying value	0	0
Consumer Loan [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	630,373	612,630
Carrying value	6	6
Consumer Credit Card Financing Receivable [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	565,813	547,227
Carrying value	0	0
Consumer Excluding Credit Card [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	64,560	65,403
Carrying value	6	6
Home Equity - Senior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	17,406	17,662
Carrying value	0	0
Home Equity - Junior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	30,146	30,948
Carrying value	0	0
Prime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	745	1,266
Carrying value	0	0
Subprime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	0	0
Carrying value	0	0
Automobile Loans [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	5,947	5,246
Carrying value	1	2
Business Banking [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	9,808	9,702
Carrying value	5	4
Student and Other [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	508	579
Carrying value	0	0
Wholesale [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	355,561	346,079
Carrying value	1,047	1,071
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	95,361	94,837
Carrying value	706	705
Carrying value	341	345
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	5,943	6,663
Carrying value	1	2
Carrying value	1	2
Unused Advised Lines of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	47,578	44,720
Carrying value	0	0
Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	0	0
Carrying value	3,474	3,285	1,982	1,705
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	10,823	10,982
Carrying value	$ 148	$ 153

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total contractual amount	$ 985,934	$ 958,709	$ 955,371
Allowance for lending-related commitments	688	717	940	939
Commitments with collateral	38,000	37,800
Wholesale [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total contractual amount	355,561	346,079
Standby Letters of Credit, and Other Financial Guarantees [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	71,244	70,236
Noninvestment-grade	24,117	24,601
Total contractual amount	95,361	94,837
Allowance for lending-related commitments	341	345
Commitments with collateral	38,034	37,815
Other letters of credit
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	4,761	5,289
Noninvestment-grade	1,182	1,374
Total contractual amount	5,943	6,663
Allowance for lending-related commitments	1	2
Commitments with collateral, other letters of credit	$ 1,986	$ 2,127

Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details 2) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Repurchase Liability [Member]	Mar. 31, 2010 Repurchase Liability [Member]
Summary of changes in repurchase liability
Allowance for lending-related commitments at January 1	$ 688	$ 717	$ 940	$ 939	$ 3,285	$ 1,705
Realized losses					(231)	(246)
Provision for repurchase losses					420	523
Allowance for lending-related commitments at March 31	$ 688	$ 717	$ 940	$ 939	$ 3,474	$ 1,982

Off-Balance Sheet Lending-Related Financial Instruments Guarantees and Other Commitments (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unissued standly letters of credit commitments	$ 41,500,000,000	$ 41,600,000,000
Collateral held relating to standby letters of credit	38,000,000,000	37,800,000,000
Unfunded commitments to third-party private equity funds	943,000,000	1,000,000,000
Unfunded commitments for other equity investments	1,300,000,000	1,400,000,000
Investments that are generally fair valued at net asset value	885,000,000	1,000,000,000
Commitments related to leveraged and acquisition finance activities	5,500,000,000	5,900,000,000
Notional amount on stable value contracts	26,100,000,000	25,900,000,000
Maximum exposure to loss on derivatives	2,700,000,000	2,700,000,000
Unsettled reverse repurchase and securities borrowing agreements with regular way settlement periods	34,500,000,000	25,500,000,000
Unsettled forward starting reverse repurchase and securities borrowing agreements	12,500,000,000	14,400,000,000
Allowance for lending-related commitments	688,000,000	717,000,000	940,000,000	939,000,000
Percentage of decline in home prices assumption	44.00%
Percentage of decline in home prices assumption beyond the Firm's current assumptions	11.00%
Principal losses and accrued interest on repurchased loans included in repurchase liability	115,000,000		105,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member] | Other Unfunded Commitments to Extend Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Credit enhancements and bond and commercial paper liquidity commitments	43,900,000,000	43,400,000,000
Other Guarantees and Commitments [Member] | Letters of Credit Hedged By Derivative Transactions [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	3,809,000,000	3,766,000,000
Other Unfunded Commitment to Extend Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other unfunded commitments to extend credit	570,000,000	542,000,000
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Collateral held in support of securities lending indemnification agreements	203,400,000,000	185,000,000,000
Contractual amount	200,627,000,000	181,717,000,000
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Derivatives qualifying as guarantees payables	467,000,000	390,000,000
Derivatives qualifying as guarantees receivables	95,000,000	96,000,000
Notional value of the derivatives deemed to be guarantees	87,400,000,000	87,800,000,000
Contractual amount	87,360,000,000	87,768,000,000
Other Guarantees and Commitments [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	6,373,000,000	6,492,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for standby letters of credit and other financial guarantees	22,800,000,000	22,400,000,000
Collateral held relating to standby letters of credit	38,034,000,000	37,815,000,000
Allowance for lending-related commitments	341,000,000	345,000,000
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other letters of credit	1,300,000,000	1,100,000,000
Collateral held relating to other letters of credit	1,986,000,000	2,127,000,000
Allowance for lending-related commitments	1,000,000	2,000,000
Standby and Other Letters of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Standby and other letters of credit carrying values	707,000,000	707,000,000
Standby and other letters of credit allowance for lending-related commitments	342,000,000	347,000,000
Standby and other letters of credit fair value of the guarantee liability	365,000,000	360,000,000
Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Loss Contingency Range of Possible Loss Portion, Minimum	0
Loss Contingency Range of Possible Loss	1,800,000,000
Allowance for lending-related commitments	3,474,000,000	3,285,000,000	1,982,000,000	1,705,000,000
Contractual amount	0	0
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unpaid principal balance of loans sold with recourse	10,800,000,000	11,000,000,000
Carrying value	148,000,000	153,000,000
Allowance for lending-related commitments	148,000,000	153,000,000
Contractual amount	$ 10,823,000,000	$ 10,982,000,000

Pledged Assets and Collateral (Details) (USD $) In Billions	Mar. 31, 2011	Dec. 31, 2010
Pledged Assets and Collateral (Numeric) [Abstract]
Financial instruments pledged by the Firm that may not be sold or repledged by the secured parties	$ 305.4	$ 288.7
Assets accepted by the Firm as collateral that it could sell or repledge, deliver or otherwise use at fair value	730.4	655
Assets accepted by the Firm as collateral that the Firm has sold or repledged	$ 544.2	$ 521.3

Litigation (Details) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	more than $100 billion
Litigation expense	$ 3,600,000,000
Plaintiff Bank of America [Member] | Bear Stearns Hedge Fund Matters [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	in excess of $3 billion
Plaintiff, Trustee for Liquidation of Bernard L. Madoff Securities LLC [Member] | Madoff Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	6,000,000,000
Loss Contingency, Damages Sought, Recoveries, Value	425,000,000
Plaintiff One Insurer Within the Municipal Derivatives Investigation and Litigation [Member] | Municipal Derivatives Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	damages in excess of $400 million
Plaintiff the Other Insurer Within the Municipal Derivatives Investigation and Litigation [Member] | Municipal Derivatives Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value		4,000,000
Plaintiff New York Attorney Generals Office And the Office of Financial Regulation for the State of Florida [Member] | Auction Rate Securities Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Settlement agreements provide for the payment of penalties	25,000,000
Plaintiff, Deutsche Bank National Trust Company [Member] | Washington Mutual Litigations [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value, Minimum	6,000,000,000
Loss Contingency, Damages Sought, Value, Maximum	10,000,000,000
Pending or Threatened Litigation [Member]
Litigation (Numeric) [Abstract]
Estimate of the aggregate range of reasonably possible losses, in excess of reserves established, for its legal proceedings, minimum	0
Loss Contingency Range of Possible Loss	4,500,000,000
Litigation expense (benefit)	1,100,000,000	2,900,000,000
Bear Stearns Hedge Fund Matters [Member]
Litigation (Numeric) [Abstract]
Settlement of derivative action relating to the High Grade Fund	19,000,000
Service Members Civil Relief Act And Housing And Economic Recovery Act Investigations And Litigation [Member]
Litigation (Numeric) [Abstract]
Settlement agreements provide for the payment of penalties	27,000,000
Auction Rate Securities Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	damages totaling more than $200 million
Feeder Funds [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	exceed $1 billion.
Lehman Brothers Bankruptcy Proceedings [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	8,600,000,000
Loss Contingency, Actions Taken by Defendant	The Firm also filed counterclaims of more than $25 billion in claims against the estate of Lehman's
Settlement agreement, to return alleged LBI customer assets to the LBI Estate	more than $800 million
Putative class actions related to investments in medium term notes	approximately 500 million
Madoff Litigation Related to Fairfield Sentry Limited and Fairfield Sigma Limited [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	140,000,000
Petters Bankruptcy and Related Matters [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	450,000,000
Washington Mutual Litigations, in Connection with Disputed Trust Securities Contribued by WMI to Washiungton Mutual Bank [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	4,000,000,000
Connection With Disputed Deposit Accounts at Washington Mutual Bank and One of Its Subsidiaries [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	$ 4,000,000,000
Sigma Finance [Member]
Litigation (Numeric) [Abstract]
Putative class actions related to investments in medium term notes	approximately 500 million

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Segment results and reconciliation [Abstract]
Credit allocation income/(expense)	$ 0	$ 0
Noninterest expense	15,995	16,124
Income/(loss) before income tax expense/(benefit)	8,057	4,537
Average common equity	169,415	156,094
Average assets	2,104,452	2,038,680
Return on average common equity	13.00%	8.00%
Overhead ratio	63.00%	58.00%
Noninterest revenue	13,316	13,961
Net interest income	11,905	13,710
Total net revenue	25,221	27,671
Provision for credit losses	1,169	7,010
Income tax expense	2,502	1,211
Net income	5,555	3,326
Segment Managed Results Tax Equivalent Adjustment [Abstract]
Noninterest revenue	451	411
Net interest income	119	90
Income tax expense	570	501
Retail Financial Services [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,380	2,523
Net interest income	4,086	4,447
Total net revenue	5,466	6,970
Provision for credit losses	1,199	3,559
Credit allocation income/(expense)	0	0
Noninterest expense	4,900	3,897
Income/(loss) before income tax expense/(benefit)	(633)	(486)
Income tax expense/(benefit)	(234)	(190)
Net income/(loss)	(399)	(296)
Average common equity	25,000	24,600
Average assets	297,938	325,856
Return on average common equity	(6.00%)	(5.00%)
Overhead ratio	90.00%	56.00%
Investment Bank [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	6,176	6,191
Net interest income	2,057	2,128
Total net revenue	8,233	8,319
Provision for credit losses	(429)	(462)
Credit allocation income/(expense)	0	0
Noninterest expense	5,016	4,838
Income/(loss) before income tax expense/(benefit)	3,646	3,943
Income tax expense/(benefit)	1,276	1,472
Net income/(loss)	2,370	2,471
Average common equity	40,000	40,000
Average assets	815,828	676,122
Return on average common equity	24.00%	25.00%
Overhead ratio	61.00%	58.00%
Card Services & Auto [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,047	987
Net interest income	3,744	4,266
Total net revenue	4,791	5,253
Provision for credit losses	353	3,686
Credit allocation income/(expense)	0	0
Noninterest expense	1,917	1,747
Income/(loss) before income tax expense/(benefit)	2,521	(180)
Income tax expense/(benefit)	987	(42)
Net income/(loss)	1,534	(138)
Average common equity	16,000	18,400
Average assets	204,441	224,979
Return on average common equity	39.00%	(3.00%)
Overhead ratio	40.00%	33.00%
Commercial Banking [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	502	500
Net interest income	1,014	916
Total net revenue	1,516	1,416
Provision for credit losses	47	214
Credit allocation income/(expense)	0	0
Noninterest expense	563	539
Income/(loss) before income tax expense/(benefit)	906	663
Income tax expense/(benefit)	360	273
Net income/(loss)	546	390
Average common equity	8,000	8,000
Average assets	140,400	133,013
Return on average common equity	28.00%	20.00%
Overhead ratio	37.00%	38.00%
Reconciling Items [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	(424)	(441)
Net interest income	(119)	(90)
Total net revenue	(543)	(531)
Provision for credit losses	0	0
Credit allocation income/(expense)	(27)	30
Noninterest expense	0	0
Income/(loss) before income tax expense/(benefit)	(570)	(501)
Income tax expense/(benefit)	(570)	(501)
Net income/(loss)	0	0
Average common equity	0	0
Average assets	0	0
Return on average common equity	0.00%	0.00%
Overhead ratio	0.00%	0.00%
Treasury & Securities Services [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,137	1,146
Net interest income	703	610
Total net revenue	1,840	1,756
Provision for credit losses	4	(39)
Credit allocation income/(expense)	27	(30)
Noninterest expense	1,377	1,325
Income/(loss) before income tax expense/(benefit)	486	440
Income tax expense/(benefit)	170	161
Net income/(loss)	316	279
Average common equity	7,000	6,500
Average assets	47,873	38,273
Return on average common equity	18.00%	17.00%
Overhead ratio	75.00%	75.00%
Asset Management [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	2,020	1,774
Net interest income	386	357
Total net revenue	2,406	2,131
Provision for credit losses	5	35
Credit allocation income/(expense)	0	0
Noninterest expense	1,660	1,442
Income/(loss) before income tax expense/(benefit)	741	654
Income tax expense/(benefit)	275	262
Net income/(loss)	466	392
Average common equity	6,500	6,500
Average assets	68,918	62,525
Return on average common equity	29.00%	24.00%
Overhead ratio	69.00%	68.00%
Corporate/Private Equity [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,478	1,281
Net interest income	34	1,076
Total net revenue	1,512	2,357
Provision for credit losses	(10)	17
Credit allocation income/(expense)	0	0
Noninterest expense	562	2,336
Income/(loss) before income tax expense/(benefit)	960	4
Income tax expense/(benefit)	238	(224)
Net income/(loss)	722	228
Average common equity	66,915	52,094
Average assets	$ 529,054	$ 577,912
Return on average common equity	0.00%	0.00%
Overhead ratio	0.00%	0.00%